Schedule of Investments PIMCO All Asset Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		$637

Total Short-Term Instruments (Cost $637)		637

Total Investments in Securities (Cost $637)		637

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.3%
PIMCO All Asset: Multi-RAE PLUS Fund	6,222,474	59,985
PIMCO All Asset: Multi-Real Fund	5,180,330	45,846
PIMCO Emerging Markets Bond Fund	1,986,896	15,994
PIMCO Emerging Markets Currency and Short-Term Investments Fund	941,634	7,072
PIMCO Emerging Markets Local Currency and Bond Fund	2,646,985	15,167
PIMCO Extended Duration Fund	342,321	5,624
PIMCO Income Fund	351,620	3,674
PIMCO International Bond Fund (U.S. Dollar-Hedged)	455,137	4,324
PIMCO Investment Grade Credit Bond Fund	222,153	1,973
PIMCO Long Duration Total Return Fund	1,088,600	8,175
PIMCO Long-Term Real Return Fund	494,954	6,865
PIMCO Long-Term U.S. Government Fund	396,996	6,273
PIMCO Low Duration Fund	2,359,230	21,587
PIMCO RAE Emerging Markets Fund	728,823	6,472
PIMCO RAE Fundamental Advantage PLUS Fund	1,149,919	9,728
PIMCO RAE International Fund	689,543	5,406
PIMCO RAE PLUS EMG Fund	304,458	1,860
PIMCO RAE PLUS International Fund	320,419	2,131
PIMCO RAE US Fund	261,143	3,238
PIMCO RAE US Small Fund	425,126	3,482
PIMCO RAE Worldwide Long/Short PLUS Fund	1,318,987	9,906
PIMCO Real Return Fund	901,370	9,239
PIMCO RealEstateRealReturn Strategy Fund	174,496	4,045
PIMCO Total Return Fund	2,839,242	24,503
PIMCO TRENDS Managed Futures Strategy Fund	969,319	10,178

Total Mutual Funds (Cost $308,831)		292,747

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.950% (a)(b)	1,744,020	1,744

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11	0

Total Short-Term Instruments (Cost $1,744)		1,744

Total Investments in Affiliates (Cost $310,575)		294,491

Total Investments 100.1% (Cost $311,212)		$295,128
Other Assets and Liabilities, net (0.1)%		(320)

Net Assets 100.0%		$294,808

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$637	U.S. Treasury Notes 2.250% due 10/31/2024		$(650)	$637	$637

Total Repurchase Agreements							$(650)	$637	$637

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$637	$0	$637

					$0	$637	$0	$637
Investments in Affiliates, at Value
Mutual Funds					292,747	0	0	292,747
Short-Term Instruments
Mutual Funds					1,744	0	0	1,744

					$294,491	$0	$0	$294,491

Total Investments					$294,491	$637	$0	$295,128

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$58,259	$514	$(1,492)	$(154)	$2,858	$59,985	$0	$0
PIMCO All Asset: Multi-Real Fund	42,949	4,844	(3,420)	(1,088)	2,561	45,846	0	0
PIMCO Emerging Markets Bond Fund	15,331	1,842	(1,323)	(125)	269	15,994	242	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	6,418	599	(69)	(1)	125	7,072	112	0
PIMCO Emerging Markets Local Currency and Bond Fund	14,958	494	(890)	(37)	642	15,167	208	0
PIMCO Extended Duration Fund	4,478	828	(74)	(30)	422	5,624	29	0
PIMCO Government Money Market Fund	1,706	8,310	(8,272)	0	0	1,744	17	0
PIMCO Income Fund	3,583	551	(492)	(4)	36	3,674	59	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,375	66	(211)	(15)	109	4,324	30	0
PIMCO Investment Grade Credit Bond Fund	1,900	18	0	0	55	1,973	17	0
PIMCO Long Duration Total Return Fund	7,151	751	(106)	(23)	402	8,175	68	0
PIMCO Long-Term Real Return Fund	7,244	163	(887)	(70)	415	6,865	43	0
PIMCO Long-Term U.S. Government Fund	4,762	1,249	(32)	(3)	297	6,273	40	0

Notes to Financial Statements (Cont.)

PIMCO Low Duration Fund	21,153	5,086	(4,781)	(149)	278	21,587	212	0
PIMCO RAE Emerging Markets Fund	6,391	324	(503)	(90)	350	6,472	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	9,839	1,178	(501)	(4)	(784)	9,728	408	0
PIMCO RAE International Fund	6,381	35	(1,410)	(110)	510	5,406	0	0
PIMCO RAE PLUS EMG Fund	1,806	0	0	0	54	1,860	0	0
PIMCO RAE PLUS International Fund	2,031	14	(34)	(12)	132	2,131	13	0
PIMCO RAE US Fund	2,008	1,547	(333)	(8)	24	3,238	0	0
PIMCO RAE US Small Fund	4,028	31	(654)	(4)	81	3,482	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,895	870	(754)	(41)	(64)	9,906	0	0
PIMCO Real Return Fund	7,824	1,299	(103)	(4)	223	9,239	33	0
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	0	0	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	4,336	149	(614)	(66)	240	4,045	0	0
PIMCO StocksPLUS Long Duration Fund	1,595	0	(1,808)	(652)	865	0	0	0
PIMCO Total Return Fund	23,944	4,150	(4,019)	(262)	690	24,503	225	0
PIMCO TRENDS Managed Futures Strategy Fund	11,156	791	(1,071)	(143)	(555)	10,178	0	0
Totals	$285,501	$35,703	$(33,853)	$(3,095)	$10,235	$294,491	$1,756	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.8% ¤
CORPORATE BONDS & NOTES 4.2%
BANKING & FINANCE 3.1%
American Express Co. 5.850% due 11/05/2027		$300	$315
Bank of America Corp.
1.658% due 03/11/2027 •		200	181
3.864% due 07/23/2024 •		200	199
3.950% due 04/21/2025		200	194
Barclays PLC 4.972% due 05/16/2029 •		200	193
BGC Partners, Inc. 5.375% due 07/24/2023		100	100
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027		200	204
BPCE SA 4.625% due 07/11/2024		100	98
Broadstone Net Lease LLC 2.600% due 09/15/2031		100	73
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	96
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	92
Corebridge Financial, Inc. 3.850% due 04/05/2029		200	183
CPI Property Group SA 1.625% due 04/23/2027	EUR	100	78
Credit Suisse AG AT1 Claim ^		$400	23
Deutsche Bank AG 3.035% due 05/28/2032 •(c)		200	154
Discover Financial Services 4.500% due 01/30/2026		100	96
GLP Capital LP 5.250% due 06/01/2025		150	147
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	379
HSBC Holdings PLC
4.300% due 03/08/2026		200	194
4.583% due 06/19/2029 •		200	190
ING Groep NV 4.100% due 10/02/2023		200	198
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	287
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	292
LXP Industrial Trust 2.375% due 10/01/2031		300	231
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	185
NatWest Group PLC 1.642% due 06/14/2027 •		200	176
Realty Income Corp. 3.100% due 12/15/2029		100	90
Sabra Health Care LP 3.900% due 10/15/2029		100	83
Spirit Realty LP 4.000% due 07/15/2029		100	90
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	192
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	94
4.150% due 01/24/2029		200	191

			5,298

INDUSTRIALS 0.9%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		69	64
American Airlines Pass-Through Trust 3.500% due 08/15/2033		167	140
British Airways Pass-Through Trust 3.300% due 06/15/2034		263	228

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Broadcom, Inc. 3.187% due 11/15/2036	100	76
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	90
Energy Transfer LP 3.900% due 07/15/2026	100	96
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	97
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	283
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	97
Reynolds American, Inc. 4.450% due 06/12/2025	100	98
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	80	79
Syngenta Finance NV 4.441% due 04/24/2023	200	200

		1,548

UTILITIES 0.2%
Exelon Corp. 3.950% due 06/15/2025	100	98
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	97
ONEOK, Inc. 4.550% due 07/15/2028	100	97

		292

Total Corporate Bonds & Notes (Cost $7,751)		7,138

MUNICIPAL BONDS & NOTES 0.1%
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 4.948% (US0003M + 0.130%) due 10/25/2036 ~	66	65

VIRGINIA 0.0%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	65

Total Municipal Bonds & Notes (Cost $165)		130

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
3.752% due 11/25/2046 •	70	68
3.765% due 07/25/2046 •	46	46
3.770% due 05/01/2038 •	79	80
3.946% due 11/25/2046 •	64	62
3.960% due 09/25/2046 •	49	48
Freddie Mac
3.500% due 09/01/2047	55	52
4.000% due 08/01/2047	154	150
Uniform Mortgage-Backed Security 3.500% due 11/01/2045 - 09/01/2046	157	148
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2053	6,500	5,609
3.000% due 05/01/2053	2,800	2,515
3.500% due 05/01/2053	6,700	6,230
4.000% due 04/01/2053	1,500	1,435
5.000% due 05/01/2053	2,800	2,793

Total U.S. Government Agencies (Cost $19,134)		19,236

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds
1.750% due 08/15/2041	1,100	797
1.875% due 02/15/2041	600	449
2.000% due 11/15/2041	2,000	1,511
2.250% due 05/15/2041	3,400	2,703
2.375% due 02/15/2042	200	161
2.375% due 05/15/2051	2,500	1,921
4.000% due 11/15/2052	900	956
U.S. Treasury Notes
0.125% due 05/31/2023	9,800	9,729
0.375% due 04/30/2025 (f)	1,600	1,484
0.750% due 05/31/2026	14,600	13,284
0.750% due 01/31/2028	1,200	1,049
4.125% due 10/31/2027	900	917

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $39,148)			34,961

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 4.453% due 08/27/2036 ~		105	99
BANK 4.165% due 05/15/2061 ~		100	97
Citigroup Mortgage Loan Trust 3.619% due 07/25/2037 ^~		38	33
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		31	27
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	20	20
Lehman XS Trust 5.245% due 07/25/2047 ^•		$214	200

Total Non-Agency Mortgage-Backed Securities (Cost $494)			476

ASSET-BACKED SECURITIES 2.1%
CIT Mortgage Loan Trust 6.345% due 10/25/2037 •		100	96
Citigroup Mortgage Loan Trust 5.105% due 08/25/2036 •		46	45
Countrywide Asset-Backed Certificates Trust
5.045% due 06/25/2047 ^•		106	90
5.075% due 05/25/2037 •		550	511
Crestline Denali CLO Ltd. 5.955% due 10/23/2031 •		300	294
ECMC Group Student Loan Trust 5.595% due 02/27/2068 •		52	50
Fremont Home Loan Trust 4.995% due 10/25/2036 •		365	152
GSAMP Trust 5.625% due 07/25/2045 •		159	155
Harvest CLO DAC 3.333% due 11/18/2029 •	EUR	13	14
JP Morgan Mortgage Acquisition Corp. 5.430% due 05/25/2035 •		$245	239
Jubilee CLO DAC 3.757% due 12/15/2029 •	EUR	114	122
Long Beach Mortgage Loan Trust 5.895% due 06/25/2035 ~		$211	204
Madison Park Funding Ltd. 5.645% due 04/22/2027 •		147	147
Morgan Stanley ABS Capital, Inc. Trust 4.975% due 10/25/2036 •		133	117
Navient Student Loan Trust 5.895% due 12/27/2066 •		99	97
Option One Mortgage Loan Trust 5.610% due 08/25/2035 •		120	113
Palmer Square Loan Funding Ltd. 5.592% due 10/15/2029 •		242	239
Sound Point CLO Ltd. 6.018% due 07/20/2032 •		300	294
Structured Asset Investment Loan Trust 5.018% due 07/25/2036 •		562	335
Vibrant CLO Ltd. 5.928% due 07/20/2032 •		300	292

Total Asset-Backed Securities (Cost $3,644)			3,606

SHORT-TERM INSTRUMENTS 42.3%
REPURCHASE AGREEMENTS (d) 41.1%			70,106

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank 4.860% due 05/04/2023 •(a)		$2,100	2,100

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $72,206)		72,206

Total Investments in Securities (Cost $142,542)		137,753

	SHARES
INVESTMENTS IN AFFILIATES 25.9%
MUTUAL FUNDS (b) 7.5%
PIMCO Income Fund	1,216,178	12,709

Total Mutual Funds (Cost $14,471)		12,709

SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short-Term Floating NAV Portfolio III	3,221,802	31,322

Total Short-Term Instruments (Cost $31,633)		31,322

Total Investments in Affiliates (Cost $46,104)		44,031

Total Investments 106.7% (Cost $188,646)		$181,784
Financial Derivative Instruments (e)(g) 0.6%(Cost or Premiums, net $32)		1,041
Other Assets and Liabilities, net (7.3)%		(12,416)

Net Assets 100.0%		$170,409

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Coupon represents a yield to maturity.
(b)							Institutional Class Shares of each Fund.
(c)							RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				3.035%	05/28/2032	06/16/2021		$202	$154	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$3,606		U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(3,678)		$3,606	$3,606
	4.830	03/31/2023	04/03/2023	22,000		U.S. Treasury Bonds 2.000% due 11/15/2041	(22,440)		22,000	22,009
NOM	4.920	03/31/2023	04/03/2023	22,500		U.S. Treasury Notes 2.625% due 07/31/2029	(23,060)		22,500	22,509
TDM	4.930	03/31/2023	04/03/2023	22,000		U.S. Treasury Bonds 2.375% due 02/15/2042	(22,752)		22,000	22,009

Total Repurchase Agreements							$(71,930)		$70,106	$70,133

(1)							Includes accrued interest.
(e)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

E-Mini S&P 500 Index June Futures				06/2023	290	$59,997	$3,308		$837	$0
MSCI EAFE Index June Futures				06/2023	405	42,454	1,528		178	0
U.S. Treasury 5-Year Note June Futures				06/2023	16	1,752	36		4	0
U.S. Treasury 10-Year Note June Futures				06/2023	6	690	22		2	0

Total Futures Contracts							$4,894		$1,021	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2023	0.424%	$400	$1	$0	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.555	100	0	1	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.430	200	(5)	6	1	0	0

						$(4)	$7	$3	$0	$0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(19)	$2	$(17)	$2	$0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(8)	2	(6)	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	8,500	63	38	101	9	0

					$36	$42	$78	$11	$0

Total Swap Agreements					$32	$49	$81	$11	$0

(f)						Securities with an aggregate market value of $616 and cash of $4,847 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						Unsettled variation margin asset of $12 for closed futures is outstanding at period end.
(g)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

CBK	05/2023		CAD	36		$27	$0		$0
MBC	04/2023		EUR	293		314	0		(4)
RYL	04/2023			$48	EUR	45	1		0

Total Forward Foreign Currency Contracts							$1	$(4)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$5,298	$0	$5,298
Industrials					0	1,548	0	1,548
Utilities					0	292	0	292
Municipal Bonds & Notes
Pennsylvania					0	65	0	65
Virginia					0	65	0	65
U.S. Government Agencies					0	19,236	0	19,236
U.S. Treasury Obligations					0	34,961	0	34,961
Non-Agency Mortgage-Backed Securities					0	476	0	476
Asset-Backed Securities					0	3,606	0	3,606
Short-Term Instruments
Repurchase Agreements					0	70,106	0	70,106
Short-Term Notes					0	2,100	0	2,100

					$0	$137,753	$0	$137,753
Investments in Affiliates, at Value
Mutual Funds					12,709	0	0	12,709
Short-Term Instruments
Central Funds Used for Cash Management Purposes					31,322	0	0	31,322

					$44,031	$0	$0	$44,031

Total Investments					$44,031	$137,753	$0	$181,784

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					1,015	17	0	1,032
Over the counter					0	1	0	1

					$1,015	$18	$0	$1,033
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$1,015	$14	$0	$1,029

Totals	$45,046	$137,767	$0	$182,813

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$12,392	$198	$0	$0	$119	$12,709	$201	$0
PIMCO Short-Term Floating NAV Portfolio III	32,534	1,768	(3,000)	(18)	38	31,322	368	0
Totals	$44,926	$1,966	$(3,000)	$(18)	$157	$44,031	$569	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
CBK	Citibank N.A.	MBC	HSBC Bank Plc	RYL	NatWest Markets Plc
FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.	TDM	TD Securities (USA) LLC

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.4% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.5%
Credit Suisse Group AG
0.650% due 01/14/2028 •	EUR	100	$90
7.750% due 03/01/2029 •		100	119
NatWest Group PLC
4.519% due 06/25/2024 •		$300	299
6.684% (US0003M + 1.550%) due 06/25/2024 ~		400	400
UniCredit SpA 7.830% due 12/04/2023		1,650	1,665

Total Corporate Bonds & Notes (Cost $2,551)			2,573

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
3.738% due 01/01/2036 •		10	10
3.777% due 05/25/2035 ~		8	8
3.993% due 10/01/2044 •		2	2
3.996% due 07/01/2035 •		5	5
4.030% due 11/01/2035 •		3	3
4.395% due 11/01/2034 •		6	6
5.195% due 05/25/2042 •		2	2
Freddie Mac
3.757% due 09/01/2036 •		19	19
3.806% due 07/15/2044 •		177	173
3.928% due 10/01/2036 •		24	24
4.338% due 02/25/2045 •		23	22
4.350% due 01/01/2034 •		1	1
5.134% due 09/15/2042 •		271	264
5.568% due 07/01/2036 •		53	53
Ginnie Mae
1.968% due 04/20/2067 •		255	255
3.858% due 08/20/2068 •		333	325
U.S. Small Business Administration 5.510% due 11/01/2027		38	38
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2053		11,028	10,553
4.500% due 05/01/2053		10,100	9,899
6.500% due 04/01/2053		2,900	2,990

Total U.S. Government Agencies (Cost $24,621)			24,652

U.S. TREASURY OBLIGATIONS 48.8%
U.S. Treasury Bonds
3.000% due 05/15/2045		80	69
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (g)		19,656	19,275
0.125% due 10/15/2024		4,665	4,557
0.125% due 04/15/2025		5,329	5,164
0.125% due 10/15/2025 (g)		26,524	25,702
0.125% due 04/15/2026 (g)		24,657	23,667
0.125% due 07/15/2026 (g)		14,506	13,976
0.125% due 10/15/2026 (g)		14,706	14,125
0.125% due 04/15/2027		4,133	3,938
0.125% due 07/15/2030		1,144	1,065
0.250% due 01/15/2025		12,128	11,836
0.250% due 07/15/2029		1,228	1,164
0.375% due 07/15/2025		4,638	4,538
0.375% due 01/15/2027 (k)		7,816	7,536
0.375% due 07/15/2027		10,128	9,788
0.500% due 04/15/2024		1,731	1,703
0.500% due 01/15/2028		10,223	9,870
0.625% due 01/15/2024 (i)		5,930	5,880
0.625% due 01/15/2026		13,386	13,090
0.625% due 07/15/2032		103	98
0.625% due 02/15/2043 (k)		195	165
0.750% due 07/15/2028 (g)		14,162	13,893
0.750% due 02/15/2045		1,525	1,300
1.375% due 02/15/2044		128	125
1.625% due 10/15/2027 (g)		17,324	17,668
1.750% due 01/15/2028 (i)		1,675	1,715
2.125% due 02/15/2040 (k)		318	352

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

2.375% due 01/15/2025		8,223	8,324
2.500% due 01/15/2029		2,286	2,448
3.875% due 04/15/2029 (k)		686	791
3.875% due 04/15/2029		137	157

Total U.S. Treasury Obligations (Cost $234,166)			223,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust 5.325% due 07/25/2037 •		126	105
Banc of America Mortgage Trust
3.311% due 06/25/2035 ~		15	12
3.841% due 11/25/2035 ^~		7	6
Bear Stearns Adjustable Rate Mortgage Trust
3.564% due 07/25/2036 ^~		19	17
4.147% due 03/25/2035 ~		27	24
4.283% due 01/25/2035 ~		38	37
Citigroup Mortgage Loan Trust 3.890% due 09/25/2037 ^~		109	93
Countrywide Alternative Loan Trust
4.956% due 12/20/2046 ^•		566	451
5.000% due 07/25/2035		43	27
5.085% due 06/25/2036 •		333	293
6.000% due 02/25/2037 ^		123	56
Countrywide Home Loan Mortgage Pass-Through Trust 3.832% due 10/20/2035 ~		809	737
Credit Suisse Mortgage Capital Certificates
4.995% due 09/29/2036 •		188	182
5.494% due 10/26/2036 ~		28	24
Eurosail PLC 5.221% due 06/13/2045 •	GBP	134	162
First Horizon Alternative Mortgage Securities Trust
4.863% due 06/25/2034 ~		$4	4
6.000% due 02/25/2037 ^		38	17
GreenPoint Mortgage Funding Trust
5.205% due 09/25/2046 •		73	63
5.385% due 11/25/2045 •		5	4
GSR Mortgage Loan Trust 4.367% due 01/25/2035 ~		7	7
HarborView Mortgage Loan Trust 5.241% due 03/19/2036 ^•		19	16
IndyMac INDA Mortgage Loan Trust 3.700% due 11/25/2035 ^~		6	5
JP Morgan Mortgage Trust
3.754% due 02/25/2035 ~		14	13
4.183% due 07/25/2035 ~		5	5
4.207% due 08/25/2035 ~		13	12
MASTR Adjustable Rate Mortgages Trust 3.866% due 11/21/2034 ~		6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.424% due 09/15/2030 •		35	34
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		635	592
Residential Accredit Loans, Inc. Trust
3.677% due 10/25/2037 ~		22	18
4.498% due 09/25/2045 •		52	44
Residential Asset Securitization Trust 5.245% due 05/25/2035 •		52	35
Sequoia Mortgage Trust 5.161% due 07/20/2036 •		64	54
Structured Adjustable Rate Mortgage Loan Trust
4.538% due 01/25/2035 ^•		6	5
5.193% due 02/25/2034 ~		4	4
Structured Asset Mortgage Investments Trust
5.265% due 04/25/2036 •		4	4
5.421% due 10/19/2034 ~		5	4
Towd Point Mortgage Funding 5.037% due 10/20/2051 •	GBP	530	654
WaMu Mortgage Pass-Through Certificates Trust
2.806% due 08/25/2035 ~		$2	2
3.768% due 12/25/2035 ~		47	42
3.908% due 05/25/2047 ~		95	74
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		10	8

Total Non-Agency Mortgage-Backed Securities (Cost $4,202)			3,952

ASSET-BACKED SECURITIES 13.5%
522 Funding CLO Ltd. 5.848% due 10/20/2031 •		1,200	1,180
ACAS CLO Ltd. 5.685% due 10/18/2028 •		259	256
Allegro CLO Ltd. 5.957% due 10/16/2031 ~		700	692

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

American Money Management Corp. CLO Ltd.
5.772% due 04/14/2029 •		243	243
5.809% due 11/10/2030 •		298	295
Apidos CLO
5.695% due 07/18/2029 •		600	595
5.722% due 07/17/2030 •		600	593
5.758% due 10/20/2030 •		500	493
Arbor Realty Commercial Real Estate Notes Ltd. 6.008% due 01/15/2037 •		1,200	1,184
Ares CLO Ltd.
5.662% due 01/15/2029 •		306	303
5.842% due 01/15/2032 •		300	296
Argent Securities Trust
5.145% due 07/25/2036 •		245	212
5.165% due 05/25/2036 •		571	142
5.325% due 05/25/2035 •		61	55
Armada Euro CLO DAC 3.008% due 07/15/2031 •	EUR	700	740
Asset-Backed Funding Certificates Trust 4.985% due 10/25/2036 •		$762	692
Atlas Senior Loan Fund Ltd. 5.895% due 04/22/2031 •		500	490
Babson CLO Ltd. 5.798% due 01/20/2031 •		700	694
Bain Capital Credit CLO Ltd. 5.778% due 07/20/2030 •		454	448
BDS Ltd. 5.809% due 08/15/2036 •		6	6
Birch Grove CLO Ltd. 5.996% due 06/15/2031 •		300	295
Black Diamond CLO DAC 3.702% due 10/03/2029 •	EUR	2	3
Blackrock European CLO DAC 2.908% due 10/15/2031 ~		500	527
BPCRE Holder LLC 7.091% due 01/16/2037 •		$500	495
Carlyle Euro CLO DAC
2.988% due 01/15/2031 •	EUR	699	741
3.284% due 08/15/2030 ~		1,358	1,441
Carlyle Global Market Strategies Euro CLO DAC 3.404% due 11/15/2031 •		900	952
Carlyle US CLO Ltd. 5.808% due 04/20/2031 •		$700	689
Carrington Mortgage Loan Trust 6.058% due 07/20/2030 •		686	681
CIFC Funding Ltd. 6.028% due 07/20/2030 •		383	381
CIT Mortgage Loan Trust
6.195% due 10/25/2037 •		72	72
6.345% due 10/25/2037 •		600	575
Citigroup Mortgage Loan Trust
5.305% due 12/25/2036 ~		36	24
5.340% due 10/25/2036 •		400	381
Countrywide Asset-Backed Certificates
5.345% due 03/25/2037 •		185	173
6.045% due 10/25/2035 •		12	12
Countrywide Asset-Backed Certificates Trust
5.035% due 11/25/2037 •		475	433
5.585% due 08/25/2047 •		101	96
Credit-Based Asset Servicing & Securitization LLC
4.737% due 07/25/2037 ~		9	6
4.837% due 07/25/2037 ~		37	24
Crestline Denali CLO Ltd. 5.955% due 10/23/2031 •		300	294
CVC Cordatus Loan Fund DAC
2.938% due 10/15/2031 •	EUR	800	846
3.587% due 09/15/2031 •		400	422
Denali Capital CLO Ltd. 5.842% due 04/15/2031 •		$499	492
Dryden CLO Ltd. 5.908% due 01/17/2033 •		400	393
Dryden Euro CLO DAC 3.514% due 05/15/2034 •	EUR	400	424
Dryden Senior Loan Fund 5.692% due 04/15/2029 •		$263	260
Ellington Loan Acquisition Trust 5.945% due 05/25/2037 •		20	19
Euro-Galaxy CLO DAC 3.037% due 04/24/2034 •	EUR	500	528
Fremont Home Loan Trust 4.980% due 10/25/2036 •		$91	76
Galaxy CLO Ltd. 5.762% due 10/15/2030 •		395	391

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

Gallatin CLO Ltd. 5.865% due 01/21/2028 •		253	253
GoldenTree Loan Management U.S. CLO Ltd. 5.718% due 11/20/2030 •		900	891
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		41	23
GSAMP Trust
4.915% due 12/25/2036 ~		44	22
5.820% due 03/25/2035 ^•		71	63
Harvest CLO DAC
3.022% due 10/20/2031 •	EUR	500	526
3.640% due 06/26/2030 •		856	907
Home Equity Asset Trust 4.424% due 02/25/2036 •		$283	271
IndyMac INDB Mortgage Loan Trust 4.985% due 07/25/2036 •		225	69
JP Morgan Mortgage Acquisition Trust 5.055% due 10/25/2036 ~		26	25
Jubilee CLO DAC
2.888% due 04/15/2030 •	EUR	300	317
3.757% due 12/15/2029 •		891	949
KKR CLO Ltd. 5.735% due 07/18/2030 •		$806	798
LCM LP
5.668% due 07/19/2027 •		190	188
5.848% due 07/20/2031 •		1,300	1,277
5.922% due 10/15/2031 ~		600	591
LCM Ltd.
5.739% due 07/20/2030 •		1,528	1,506
5.862% due 04/15/2031 •		600	589
5.878% due 01/20/2031 •		500	493
Lehman XS Trust
4.907% due 06/25/2036 þ		103	98
5.165% due 05/25/2036 •		72	60
7.145% due 12/25/2037 •		386	378
LoanCore Issuer Ltd. 6.108% due 01/17/2037 •		600	582
Long Beach Mortgage Loan Trust 5.085% due 08/25/2036 •		494	208
Madison Park Euro Funding DAC 3.038% due 01/15/2032 •	EUR	700	739
Madison Park Funding Ltd.
5.542% due 04/15/2029 •		$763	753
5.645% due 04/22/2027 •		236	235
5.785% due 07/27/2031 •		989	978
5.938% due 04/25/2032 •		800	789
Magnetite Ltd. 5.772% due 04/15/2031 •		690	683
Man GLG Euro CLO DAC 3.158% due 01/15/2030 •	EUR	124	132
MASTR Asset-Backed Securities Trust 4.995% due 10/25/2036 •		$169	55
MF1 LLC 6.906% due 06/19/2037 •		700	694
MidOcean Credit CLO 5.832% due 01/29/2030 •		209	208
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		46	29
6.410% due 11/25/2036 þ		686	161
Mountain View CLO LLC 5.882% due 10/16/2029 •		632	628
Neuberger Berman CLO Ltd. 5.725% due 10/18/2029 ~		800	791
New Century Home Equity Loan Trust 5.610% due 02/25/2035 •		76	71
OAK Hill European Credit Partners DAC 3.072% due 01/20/2032 •	EUR	463	493
Oak Hill European Credit Partners DAC 3.082% due 10/20/2031 •		300	318
OCP Euro CLO DAC 3.108% due 01/15/2032 •		1,580	1,683
Octagon Investment Partners Ltd.
5.752% due 04/16/2031 •		$1,700	1,683
5.869% due 02/14/2031 ~		700	687
Octagon Loan Funding Ltd. 6.095% due 11/18/2031 •		400	394
OZLM Ltd. 6.052% due 10/30/2030 •		646	641
Palmer Square European Loan Funding DAC 3.008% due 10/15/2031 •	EUR	575	603
Palmer Square Loan Funding Ltd.
5.592% due 10/15/2029 •		$808	797
5.715% due 05/20/2029 •		952	945

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

Renaissance Home Equity Loan Trust 5.945% due 09/25/2037 •		914	425
Residential Asset Securities Corp. Trust
5.305% due 06/25/2036 ~		166	158
5.340% due 04/25/2036 •		79	78
Saxon Asset Securities Trust 5.155% due 09/25/2037 •		103	97
Securitized Asset-Backed Receivables LLC Trust
5.145% due 07/25/2036 •		286	118
5.165% due 07/25/2036 •		135	47
5.285% due 10/25/2036 •		3,909	1,359
5.345% due 05/25/2036 •		463	249
SLM Student Loan Trust
5.368% due 10/25/2064 •		312	305
6.318% due 04/25/2023 •		460	459
Sound Point CLO Ltd.
5.715% due 01/23/2029 •		169	168
5.788% due 10/20/2030 •		1,300	1,281
5.798% due 07/25/2030 ~		939	927
5.805% due 01/23/2029 •		270	270
5.945% due 04/18/2031 •		600	590
Soundview Home Loan Trust 5.045% due 06/25/2037 •		576	410
Structured Asset Securities Corp. Mortgage Loan Trust 6.162% due 04/25/2035 •		67	65
Symphony Static CLO Ltd. 5.648% due 10/25/2029 •		430	424
TCW CLO Ltd. 5.788% due 04/25/2031 •		500	493
TIAA CLO Ltd. 6.008% due 07/20/2031 •		500	493
Toro European CLO DAC 3.208% due 07/15/2030 •	EUR	474	510
TPG Real Estate Finance Issuer Ltd. 6.208% due 02/15/2039 ~		$400	393
Venture CLO Ltd.
5.828% due 04/20/2029 •		299	298
5.854% due 09/07/2030 •		396	390
5.938% due 04/20/2032 •		700	692
5.962% due 07/30/2032 •		300	294
Vibrant CLO Ltd. 5.928% due 07/20/2032 •		400	390
VMC Finance LLC 6.459% due 02/18/2039 •		1,400	1,359
Voya CLO Ltd. 5.772% due 06/07/2030 •		627	620
Wellfleet CLO Ltd. 5.978% due 07/20/2032 •		800	783

Total Asset-Backed Securities (Cost $64,774)			62,174

SOVEREIGN ISSUES 8.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		228	58
1.500% due 07/09/2035 þ		150	36
Australia Government International Bond 3.000% due 09/20/2025	AUD	2,358	1,678
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	1,052	867
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,625	2,867
0.100% due 07/25/2031 (d)		2,972	3,209
0.100% due 07/25/2038 (d)		2,245	2,287
0.250% due 07/25/2024 (d)		852	937
2.100% due 07/25/2023 (d)		2,753	3,050
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		1,159	1,159
1.400% due 05/26/2025 (d)		10,011	10,789
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	84,315	659
0.100% due 03/10/2028 (d)		357,645	2,787
0.100% due 03/10/2029 (d)		796,522	6,260
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	415
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	2,423	1,527
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	980	2

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

Qatar Government International Bond 3.875% due 04/23/2023	$400	400

Total Sovereign Issues (Cost $42,648)		38,987

	SHARES
PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(e)	230,000	207

Total Preferred Securities (Cost $230)		207

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 49.8%
COMMERCIAL PAPER 1.1%
Constellation Brands, Inc.
5.260% due 04/04/2023	$250	250
5.900% due 04/20/2023	250	249
Enel Finance America LLC
6.000% due 04/19/2023	250	249
6.000% due 04/21/2023	350	349
Global Payments, Inc. 5.900% due 04/28/2023	250	249
International Flavors & Fragrances, Inc. 6.000% due 05/05/2023 (a)	250	249
Lowe's Companies, Inc. 5.750% due 04/10/2023	1,000	999
NextEra Energy Capital Holdings, Inc. 5.900% due 04/17/2023	400	399
Republic Services, Inc. 5.730% due 04/18/2023	250	249
Sempra Energy 5.850% due 04/24/2023	500	498
Transcanada Pipelines Ltd. 4.980% due 04/03/2023	250	250
Walgreens Boots
5.180% due 04/03/2023	250	250
5.800% due 05/03/2023 (a)	500	497
5.900% due 04/24/2023	250	249

		4,986

REPURCHASE AGREEMENTS (f) 44.9%		206,192

U.S. TREASURY BILLS 3.8%
4.562% due 04/06/2023 - 05/25/2023 (b)(c)	17,443	17,373

Total Short-Term Instruments (Cost $228,554)		228,551

Total Investments in Securities (Cost $601,746)		585,075

	SHARES
INVESTMENTS IN AFFILIATES 1.7%
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	828,192	8,052

Total Short-Term Instruments (Cost $8,051)		8,052

Total Investments in Affiliates (Cost $8,051)		8,052

Total Investments 129.1% (Cost $609,797)		$593,127
Financial Derivative Instruments (h)(j) 3.6%(Cost or Premiums, net $(2,644))		16,549
Other Assets and Liabilities, net (32.7)%		(150,383)

Net Assets 100.0%		$459,293

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Principal amount of security is adjusted for inflation.
(e)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$69,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025		$(70,265)	$69,000	$69,000
	4.890	03/31/2023	04/03/2023	62,300	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2032		(64,023)	62,300	62,326
	4.950	03/31/2023	04/03/2023	100	U.S. Treasury Notes 0.500% due 04/30/2027		(102)	100	100
CIB	4.800	04/03/2023	04/04/2023	62,600	U.S. Treasury Bonds 2.250% due 08/15/2046		(64,789)	62,600	62,600
DEU	4.800	03/23/2023	05/17/2023	818	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031		(823)	818	819
SAL	4.900	03/31/2023	04/03/2023	10,400	U.S. Treasury Notes 0.250% due 09/30/2025		(10,623)	10,400	10,404
SSB	2.200	03/31/2023	04/03/2023	974	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(994)	974	974

Total Repurchase Agreements							$(211,619)	$206,192	$206,223

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)		Payable for Sale-Buyback Transactions(4)

BCY				4.710%	02/22/2023	04/05/2023	$(9,004)		$(9,051)
BPG				4.960	04/03/2023	04/04/2023	(123,098)		(123,098)

Total Sale-Buyback Transactions									$(132,149)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (0.2)%
U.S. Treasury Inflation Protected Securities					0.125%	07/15/2031	$893	$(813)	$(823)

Total Short Sales (0.2)%								$(813)	$(823)

(g)					Securities with an aggregate market value of $132,166 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)					Includes accrued interest.
(2)					Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(95,908) at a weighted average interest rate of 4.502%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)					Payable for sale-buyback transactions includes $(19) of deferred price drop.
(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Corn July 2023 Futures	$600.000	06/23/2023	21	105	$(21)	$(12)
Call - CMX Gold August 2023 Futures	1,830.000	07/26/2023	15	2	(128)	(278)
Put - CMX Gold June 2023 Futures	1,800.000	05/25/2023	4	0	(5)	(1)
Put - CMX Gold June 2023 Futures	1,900.000	05/25/2023	10	1	(20)	(14)
Put - NYMEX Crude December 2023 Futures	60.000	11/15/2023	2	2	(10)	(8)
Call - NYMEX Crude December 2023 Futures	85.000	11/15/2023	2	2	(8)	(9)
Call - NYMEX Crude July 2023 Futures	79.000	06/14/2023	4	4	(8)	(15)
Call - NYMEX Crude July 2023 Futures	80.000	06/14/2023	8	8	(16)	(27)
Call - NYMEX Crude June 2023 Futures	77.000	05/17/2023	4	4	(6)	(14)
Call - NYMEX Crude June 2023 Futures	83.000	05/17/2023	1	1	(2)	(1)
Call - NYMEX Crude June 2023 Futures	88.000	05/17/2023	4	4	(7)	(2)
Call - NYMEX Crude May 2023 Futures	75.000	04/17/2023	1	1	(1)	(3)
Call - NYMEX Crude May 2023 Futures	81.000	04/17/2023	2	2	(2)	(1)
Call - NYMEX Crude May 2023 Futures	83.000	04/17/2023	2	2	(2)	(1)
Call - NYMEX Crude May 2023 Futures	86.000	04/17/2023	2	2	(3)	0
Call - NYMEX Crude May 2023 Futures	90.000	04/17/2023	1	1	(1)	0
Put - NYMEX Natural Gas June 2023 Futures	1.800	05/25/2023	12	120	(13)	(9)
Put - NYMEX Natural Gas June 2023 Futures	2.000	05/25/2023	2	20	(3)	(3)
Put - NYMEX Natural Gas June 2023 Futures	2.300	05/25/2023	5	50	(7)	(12)
Put - NYMEX Natural Gas June 2023 Futures	2.500	05/25/2023	5	50	(11)	(16)
Put - NYMEX Natural Gas May 2023 Futures	1.800	04/25/2023	5	50	(4)	(3)
Put - NYMEX Natural Gas May 2023 Futures	2.000	04/25/2023	5	50	(7)	(6)
Put - NYMEX Natural Gas May 2023 Futures	2.250	04/25/2023	5	50	(10)	(11)

$(295)	$(446)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	$112.000	04/21/2023	11	$11	$(6)	$(1)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	6	6	(2)	(1)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	6	6	(4)	(1)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	11	11	(10)	(2)

$(22)	$(5)

Total Written Options	$(317)	$(451)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	1	$2	$1	$0	$0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	3	2	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	3	1	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	1	2	1	0	0
Brent Crude December Futures	10/2024	4	296	10	3	0
Brent Crude July Futures	05/2023	6	478	17	7	0
Brent Crude June Futures	04/2023	20	1,598	(94)	26	0
Brent Crude March Futures	01/2024	10	768	50	10	0
Brent Crude September Futures	07/2023	11	870	(18)	13	0
California Carbon Allowance December Futures	12/2023	229	7,115	443	21	0
Cocoa July Futures	07/2023	10	289	14	1	0
Copper July Futures	07/2023	5	513	6	0	0
Euro-Bund June Futures	06/2023	100	14,732	457	67	(70)
Euro-Mill Wheat May Futures	05/2023	13	183	(17)	0	(4)
European Climate Exchange December Futures	12/2023	8	798	36	14	0
Gas Oil December Futures	12/2023	16	1,148	(13)	4	0
Gas Oil December Futures	12/2024	3	208	7	0	0
Gas Oil June Futures	06/2023	8	592	7	5	0
Gold 100 oz. August Futures	08/2023	6	1,202	148	0	(7)
Gold 100 oz. June Futures	06/2023	8	1,589	(10)	0	(9)
Hard Red Winter Wheat September Futures	09/2023	2	86	1	1	0
Henry Hub Natural Gas April Futures	03/2024	2	16	(6)	1	0
Henry Hub Natural Gas August Futures	07/2024	2	18	(4)	0	0
Henry Hub Natural Gas December Futures	11/2024	2	22	0	0	0
Henry Hub Natural Gas February Futures	01/2024	2	19	(3)	1	0
Henry Hub Natural Gas January Futures	12/2023	2	20	(2)	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

Henry Hub Natural Gas July Futures	06/2024	2	18	(4)	0	0
Henry Hub Natural Gas June Futures	05/2024	2	17	(5)	0	0
Henry Hub Natural Gas March Futures	02/2024	2	18	(4)	1	0
Henry Hub Natural Gas May Futures	04/2024	2	16	(6)	1	0
Henry Hub Natural Gas November Futures	10/2024	2	20	(2)	0	0
Henry Hub Natural Gas October Futures	09/2024	2	18	(4)	0	0
Henry Hub Natural Gas September Futures	08/2024	2	18	(4)	0	0
Iron Ore July Futures	07/2023	144	1,768	(4)	0	(3)
Live Cattle February Futures June Futures	06/2023	17	1,102	13	8	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	1	19	(11)	0	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	1	19	(11)	0	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line July Futures	07/2023	1	19	(11)	0	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line June Futures	06/2023	1	19	(11)	0	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line May Futures	05/2023	1	20	(10)	0	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	1	19	(11)	0	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	1	19	(11)	0	(1)
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	1	20	(11)	0	(1)
Natural Gas August Futures	07/2023	1	28	0	1	0
Natural Gas May Futures	04/2023	103	2,282	(215)	115	0
Natural Gas October Futures	09/2023	8	228	(97)	8	0
Natural Gas October Futures	09/2024	10	359	(64)	9	0
Soybean July Futures	07/2023	19	1,402	7	27	0
Soybean Meal December Futures	12/2023	10	420	(2)	3	0
Soybean Meal July Futures	07/2023	56	2,583	(11)	36	0
Soybean November Futures	11/2023	7	462	(6)	6	0
Sugar No. 11 October Futures	09/2023	21	505	50	8	0
U.S. Treasury 5-Year Note June Futures	06/2023	262	28,691	565	59	0
U.S. Treasury 10-Year Note June Futures	06/2023	81	9,309	290	28	0
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	82	9,934	8	45	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	137	19,334	738	184	0
Wheat July Futures	07/2023	23	810	9	0	0
Wheat May Futures	05/2023	89	3,081	(225)	0	0
WTI Crude December Futures	11/2023	55	4,045	105	63	0
WTI Crude December Futures	11/2025	6	396	6	2	0
WTI Crude December Futures	11/2026	3	189	1	0	0
WTI Crude July Futures	06/2023	1	76	2	1	0
WTI Crude March Futures	02/2024	5	361	(6)	5	0
WTI Crude November Futures	10/2023	6	444	(15)	7	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2023	1	1	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2023	1	1	(1)	0	0
WTI-Brent April Futures	04/2023	1	(4)	0	0	0
WTI-Brent June Futures	06/2023	1	(4)	1	0	0
WTI-Brent May Futures	05/2023	1	(4)	1	0	0

				$2,070	$792	$(100)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2023	20	$(1,212)	$(37)	$0	$(37)
Arabica Coffee July Futures	07/2023	6	(382)	16	0	(2)
Arabica Coffee September Futures	09/2023	5	(316)	21	0	(1)
Australia Government 3-Year Bond June Futures	06/2023	22	(1,600)	(22)	4	(2)
Australia Government 10-Year Bond June Futures	06/2023	8	(657)	(21)	4	(3)
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	1	(2)	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	1	(1)	1	0	0
Brent Crude August Futures	06/2023	4	(318)	(6)	0	(5)
Brent Crude December Futures	10/2023	10	(779)	(61)	0	(11)
Brent Crude December Futures	10/2025	10	(712)	(26)	0	(4)
Brent Crude June Futures	04/2024	5	(379)	(25)	0	(5)
Call Options Strike @ USD 84.000 on Brent Crude July 2023 Futures (1)	05/2023	8	(22)	(7)	0	(3)
Call Options Strike @ USD 88.000 on Brent Crude July 2023 Futures (1)	05/2023	4	(6)	1	0	(1)
Call Options Strike @ USD 90.000 on Brent Crude December 2023 Futures (1)	10/2023	1	(4)	(1)	0	0
Corn December Futures	12/2023	3	(85)	(1)	0	0
Corn July Futures	07/2023	126	(4,007)	(113)	0	(55)
Corn May Futures	05/2023	48	(1,585)	(32)	0	(26)
Corn September Futures	09/2023	5	(144)	(4)	0	0
Cotton No. 2 December Futures	12/2023	10	(417)	0	2	0
Euro-Bobl June Futures	06/2023	37	(4,730)	(107)	19	(12)
Euro-BTP Italy Government Bond June Futures	06/2023	84	(9,599)	(105)	26	(14)
Euro-BTP June Futures	06/2023	110	(13,761)	(489)	75	(94)
Euro-Buxl 30-Year Bond June Futures	06/2023	17	(2,597)	(159)	13	(20)
Euro-Oat June Futures	06/2023	61	(8,615)	(275)	40	(44)
Euro-Schatz June Futures	06/2023	924	(105,915)	(933)	220	(45)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

Gas Oil July Futures	07/2023	4	(294)	(4)	0	(2)
Gas Oil June Futures	06/2024	5	(350)	(14)	0	0
Gas Oil March Futures	03/2024	7	(496)	10	0	(1)
Gas Oil May Futures	05/2023	4	(301)	(2)	0	(3)
Gas Oil September Futures	09/2023	10	(730)	23	0	(4)
Globex Natural Gas June Futures	05/2023	5	(123)	7	0	(5)
Globex Natural Gas May Futures	04/2023	6	(133)	7	0	(7)
Hard Red Winter Wheat July Futures	07/2023	11	(474)	(27)	0	(2)
Henry Hub Natural Gas April Futures	03/2025	2	(19)	2	0	0
Henry Hub Natural Gas August Futures	07/2025	2	(21)	0	0	0
Henry Hub Natural Gas December Futures	11/2025	2	(24)	(3)	0	0
Henry Hub Natural Gas February Futures	01/2025	2	(23)	(2)	0	(1)
Henry Hub Natural Gas January Futures	12/2024	2	(24)	(3)	0	(1)
Henry Hub Natural Gas July Futures	06/2025	2	(20)	1	0	0
Henry Hub Natural Gas June Futures	05/2025	2	(20)	1	0	0
Henry Hub Natural Gas March Futures	02/2025	2	(21)	0	0	(1)
Henry Hub Natural Gas May Futures	04/2025	2	(19)	2	0	0
Henry Hub Natural Gas November Futures	10/2025	2	(22)	(1)	0	0
Henry Hub Natural Gas October Futures	09/2025	2	(21)	0	0	0
Henry Hub Natural Gas September Futures	08/2025	2	(20)	1	0	0
Japan Government 10-Year Bond June Futures	06/2023	41	(45,738)	(709)	154	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	1	(22)	11	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	1	(21)	11	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini July Futures	07/2023	1	(22)	11	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini June Futures	06/2023	1	(22)	10	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini May Futures	05/2023	1	(22)	10	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	1	(21)	11	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	1	(22)	11	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	1	(22)	11	1	0
Lead July Futures	07/2023	6	(317)	(1)	1	(2)
Lean Hogs June Futures	06/2023	24	(880)	96	0	0
Natural Gas December Futures	11/2023	8	(298)	22	0	(8)
Natural Gas January Futures	12/2024	10	(471)	44	0	(9)
Natural Gas July Futures	06/2023	64	(1,748)	(4)	0	(60)
Natural Gas June Futures	05/2023	15	(564)	(54)	0	(61)
Natural Gas June Futures	05/2023	10	(442)	(69)	0	(45)
Natural Gas September Futures	08/2023	10	(275)	20	0	(10)
New York Harbor ULSD September Futures	08/2023	2	(214)	17	0	(4)
Nickel July Futures	07/2023	2	(287)	(7)	1	(8)
Palladium June Futures	06/2023	2	(294)	20	0	(1)
Put Options Strike @ USD 65.000 on Brent Crude December 2023 Futures (1)	10/2023	1	(4)	1	0	0
RBOB Gasoline June Futures	05/2023	1	(110)	3	0	(2)
RBOB Gasoline September Futures	08/2023	2	(207)	(6)	0	(3)
Soybean Oil December Futures	12/2023	13	(421)	26	0	(6)
Soybean Oil July Futures	07/2023	7	(234)	6	0	(5)
U.S. Treasury 2-Year Note June Futures	06/2023	180	(37,162)	(25)	0	(25)
U.S. Treasury Long-Term Bond June Futures	06/2023	461	(60,463)	(2,457)	0	(461)
Wheat September Futures	09/2023	11	(394)	27	0	0
WTI Crude April Futures	03/2024	3	(216)	3	0	(3)
WTI Crude August Futures	07/2023	3	(226)	3	0	(4)
WTI Crude December Futures	11/2023	6	(441)	(1)	0	(7)
WTI Crude December Futures	11/2024	18	(1,248)	(13)	0	(12)
WTI Crude July Futures	06/2023	1	(76)	(1)	0	(1)
WTI Crude June Futures	05/2023	17	(1,289)	(84)	0	(22)
WTI Crude June Futures	05/2024	8	(570)	(42)	0	(7)
WTI Crude September Futures	08/2023	21	(1,575)	22	0	(27)
Zinc July Futures	07/2023	4	(292)	(1)	1	(2)

$(5,465)	$567	$(1,206)

Total Futures Contracts	$(3,395)	$1,359	$(1,306)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.267%	$200	$(11)	$12	$1	$0	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	195,330	$(4)	$6	$2	$1	$0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		$15,200	(118)	197	79	86	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	129	(165)	(36)	0	(84)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	10,300	0	(326)	(326)	0	(7)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	30	33	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$600	31	10	41	0	(1)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028		3,500	0	240	240	0	(11)
Receive(7)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028		1,900	0	129	129	0	(6)
Pay(7)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053		700	0	(156)	(156)	8	0
Pay(7)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053		400	0	(96)	(96)	4	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		700	(3)	(68)	(71)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(9)	(157)	(166)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(88)	(95)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(6)	(134)	(140)	0	(5)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(3)	(58)	(61)	0	(2)
Pay(7)	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,300	0	(37)	(37)	0	(2)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032		5,700	(58)	(1,515)	(1,573)	1	0
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032		5,400	(110)	(1,382)	(1,492)	0	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		1,000	(22)	(19)	(41)	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		5,300	(50)	74	24	2	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	56	411	467	0	(1)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	1	491	492	0	(1)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	112	820	932	0	(2)
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		2,300	36	(48)	(12)	0	(2)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	1	37	38	3	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		600	0	17	17	2	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		800	9	28	37	3	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,300	(23)	(716)	(739)	0	(11)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,200	6	49	55	6	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,700	0	89	89	12	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,300	(7)	29	22	6	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		600	0	26	26	2	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	73	72	3	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		1,580	2	(101)	(99)	0	(9)
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	(28)	(28)	0	(1)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	0	(21)	(21)	0	(2)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(13)	(58)	(71)	0	(7)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(20)	(20)	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	0	(32)	(32)	0	(3)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	0	(22)	(22)	0	(8)
Receive	CPURNSA	2.263	Maturity	04/27/2023		$2,120	0	189	189	0	0
Receive	CPURNSA	2.560	Maturity	05/08/2023		13,100	(2,128)	2,244	116	0	(2)
Receive	CPURNSA	2.263	Maturity	05/09/2023		630	0	57	57	0	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		960	0	86	86	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	0	10	10	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(219)	(219)	0	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(162)	(162)	0	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(229)	(229)	0	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	0	91	91	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	0	45	45	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	0	43	43	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	(76)	(76)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	(72)	(72)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(168)	(168)	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	(196)	(192)	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay	CPURNSA	2.353	Maturity	05/09/2028	630	0	(59)	(59)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028	950	0	(87)	(87)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028	960	0	(88)	(88)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	1,800	0	(167)	(167)	0	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,100	0	74	74	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	500	0	30	30	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	1,100	0	(133)	(133)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029	400	0	(56)	(56)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,800	2	(377)	(375)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031	8,300	4	945	949	0	(2)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	800	0	77	77	0	(1)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028	520	0	(61)	(61)	0	(1)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	390	1	(73)	(72)	0	(2)

$(2,165)	$(827)	$(2,992)	$143	$(187)

Total Swap Agreements	$(2,176)	$(815)	$(2,991)	$143	$(187)

(i)	Securities with an aggregate market value of $1,445 and cash of $7,369 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	NZD	2,292	$1,424	$0	$(9)
04/2023	$528	NZD	848	3	0
04/2023	259	PEN	976	0	0
05/2023	EUR	50	$53	0	(1)
05/2023	NZD	849	528	0	(3)
05/2023	PEN	977	258	0	(1)
05/2023	$68	EUR	64	1	0
BPS	04/2023	EUR	681	$727	0	(12)
04/2023	$383	EUR	352	0	(1)
05/2023	AUD	2,327	$1,556	0	(1)
05/2023	$298	EUR	274	0	(1)
06/2023	234	PEN	885	0	0
BRC	05/2023	143	GBP	118	3	0
BSH	04/2023	24	PEN	92	0	0
CBK	04/2023	JPY	66,700	$501	0	(2)
04/2023	PEN	1,068	265	0	(19)
04/2023	$717	EUR	669	9	0
05/2023	EUR	1,012	$1,089	0	(11)
05/2023	GBP	54	66	0	(1)
05/2023	$55	EUR	52	1	0
05/2023	95	GBP	78	1	0
06/2023	24	PEN	93	1	0
DUB	04/2023	AUD	859	$579	5	0
04/2023	$39,822	EUR	36,797	85	0
04/2023	8,685	JPY	1,138,393	0	(111)
05/2023	EUR	36,797	$39,886	0	(83)
05/2023	JPY	1,133,811	8,685	111	0
MBC	04/2023	EUR	1,984	2,124	0	(27)
04/2023	GBP	1,041	1,257	0	(27)
04/2023	JPY	76,900	576	0	(3)
04/2023	$279	EUR	257	0	0
MYI	04/2023	AUD	526	$354	2	0
04/2023	JPY	122,839	903	0	(22)
NGF	04/2023	870,650	6,472	0	(85)
RBC	05/2023	MXN	6,070	321	0	(14)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

	06/2023		$2	MXN	35		0	0
TOR	04/2023	CAD	1,154		$851		0	(3)
	04/2023		$292	CAD	396		1	0
	04/2023		752	NZD	1,216		8	0
	05/2023	CAD	396		$292		0	(1)
	05/2023	NZD	1,216		752		0	(8)
UAG	04/2023	AUD	942		640		10	0
	04/2023	EUR	34,916		37,071		0	(795)
	04/2023		$558	CAD	759		3	0
	05/2023	CAD	759		$558		0	(3)
	05/2023	GBP	1,041		1,289		4	0
	05/2023		$47	EUR	44		1	0

Total Forward Foreign Currency Contracts							$249	$(1,244)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	1,400	$87	$254
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	6,700	71	1
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	18,800	226	18
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	2,900	182	502

Total Purchased Options							$566	$775

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(67)
JPM	Cap - OTC CPURNSA	234.781		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0

							$(59)	$(67)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340%	11/17/2023	6,900	$(87)	$(348)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	3,700	(73)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,200	(14)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,200	(16)	(14)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	14,000	(185)	(730)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	10,400	(227)	(16)

							$(602)	$(1,111)

OPTIONS ON INDICES
Counterparty	Description			Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC GOLDLNPM Index			2,500.000	01/24/2024	0	$(6)	$(5)
JPM	Call - OTC GOLDLNPM Index			2,000.000	10/19/2023	2	(96)	(216)

							$(102)	$(221)

Total Written Options							$(763)	$(1,399)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive		Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay		EURMARG3 1Q23	$15.210	Maturity	06/30/2023	1,020	$(6)	$4	$0	$(2)
	Pay		EURMARG3 1Q23	15.072	Maturity	12/31/2023	2,400	0	8	8	0
	Receive		GASOILCO 2Q23	25.805	Maturity	06/30/2023	3,000	1	(15)	0	(14)
	Receive		GASOILCO 3Q23	24.250	Maturity	09/30/2023	300	0	(1)	0	(1)
	Pay		GASOILCO J23	26.911	Maturity	04/30/2023	1,000	0	5	5	0
	Pay		GASOILCO K23	25.250	Maturity	05/31/2023	1,000	0	4	4	0
	Receive		GOLDLNPM	2,027.000	Maturity	01/24/2024	20	0	1	1	0
	Pay		JETCO 2Q23	29.000	Maturity	06/30/2023	3,000	0	18	18	0
	Pay		JETCO 3Q23	26.600	Maturity	09/30/2023	300	0	1	1	0
	Receive		JETCO J23	27.500	Maturity	04/30/2023	1,000	0	(5)	0	(5)
	Receive		JETCO K23	26.500	Maturity	05/31/2023	1,000	0	(3)	0	(3)
GST	Receive		EURMARGIN CAL23	7.940	Maturity	12/31/2023	900	0	6	6	0
JPM	Pay		BAPA CAL23	0.802	Maturity	12/31/2023	425,250	0	(2)	0	(2)
	Receive		EURMARGIN CAL23	8.030	Maturity	12/31/2023	900	0	5	5	0
	Receive		GOLDLNPM	1,712.000	Maturity	10/19/2023	400	0	121	121	0
MEI	Receive		BAPA CAL23	0.954	Maturity	12/31/2023	425,250	0	(61)	0	(61)
MYC	Receive		EURMARG3 2Q23	11.620	Maturity	12/31/2023	516	0	0	0	0
	Receive		EURMARGIN CAL23	8.000	Maturity	12/31/2023	900	0	5	5	0

								$(5)	$91	$174	$(88)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$800	$(42)	$41	$0	$(1)
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	300	(17)	16	0	(1)
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	(6)	0	(7)

								$(60)	$51	$0	$(9)

TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/15/2024	$2,262	$0	$2	$2	$0
	Receive	BCOMF1TC Index	83,211	4.815% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,227	0	275	275	0
	Receive	BCOMTR Index	209,277	4.795% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	47,053	0	1,552	1,552	0
CBK	Receive	BCOMF1TC Index	421	4.815% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	48	0	2	2	0
	Receive	BCOMTR Index	33,176	4.795% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	7,459	0	243	243	0
	Receive	CIXBSTR3 Index	118,366	4.825% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	29,443	111	850	961	0
CIB	Receive	BCOMTR Index	18,511	4.795% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,162	0	136	136	0
FBF	Receive	BCOMTR Index	125,200	4.775% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	28,149	0	918	918	0
GST	Receive	BCOMF1TC Index	102,940	4.815% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	37,707	0	1,263	1,263	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

	Receive	BCOMTR Index	152,697	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	34,332	0	1,119	1,119	0
	Receive	CMDSKEWLS Index	11,165	0.251%	Monthly	02/15/2024	3,128	0	9	9	0
JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	12/29/2023	3,626	0	0	0	0
	Receive	BCOMTR Index	14,020	4.795% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/16/2024	3,152	0	99	99	0
	Receive	BCOMF1TC Index	1,416	4.825% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	271	0	9	9	0
	Receive	JMABNIC5 Index	68,145	0.000%	Monthly	02/15/2024	11,978	0	500	500	0
MAC	Receive	BCOMTR Index	8,118	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,825	0	59	59	0
	Receive	BCOMTR1 Index	131,416	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	14,741	0	480	480	0
	Receive	PIMCODB Index	200,698	0.000%	Monthly	02/15/2024	35,541	0	1,303	1,303	0
MEI	Receive	BCOMTR2 Index	292,026	4.795% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	49,852	0	1,607	1,607	0
MYC	Receive	BCOMTR Index	287,798	4.785% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	64,707	0	2,109	2,109	0
	Receive	BCOMTR1 Index	80,105	4.825% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	52,929	0	1,724	1,724	0
RBC	Receive	RBCAEC0T Index	50,266	4.775% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	3,840	0	119	119	0
SOG	Receive	BCOMTR Index	32,131	4.795% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	7,224	0	235	235	0

								$111	$14,613	$14,724	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.770% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/21/2023	$121,000	$0	$905	$905	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.930% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/06/2023	25,000	0	402	402	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.970% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/08/2023	75,000	0	2,075	2,075	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.970% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	20,000	0	331	331	0

								$0	$3,713	$3,713	$0

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	Copper June Futures(6)		9.151%	Maturity	09/06/2023	$45	$0	$1	$1	$0
	Pay	Copper June Futures(6)		9.641	Maturity	09/06/2023	36	0	1	1	0
GST	Pay	CMX Copper July Futures(6)		9.610	Maturity	05/25/2023	480	0	19	19	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2023 (Unaudited)

	Pay	Copper June Futures(6)	9.456	Maturity	06/07/2023	74	0	3	3	0
	Pay	GOLDLNPM Index(6)	4.162	Maturity	01/30/2024	108	0	1	1	0
JPM	Pay	GOLDLNPM Index(6)	6.970	Maturity	08/02/2024	67	0	2	2	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	70	70	0

							$0	$97	$97	$0

Total Swap Agreements							$46	$18,565	$18,708	$(97)

(k)

Securities with an aggregate market value of $1,121 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)				Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$2,573	$0		$2,573
U.S. Government Agencies				0		24,652	0		24,652
U.S. Treasury Obligations				0		223,979	0		223,979
Non-Agency Mortgage-Backed Securities				0		3,952	0		3,952
Asset-Backed Securities				0		62,174	0		62,174
Sovereign Issues				0		38,987	0		38,987
Preferred Securities
Financials				0		207	0		207
Short-Term Instruments
Commercial Paper				0		4,986	0		4,986
Repurchase Agreements				0		206,192	0		206,192
U.S. Treasury Bills				0		17,373	0		17,373

				$0		$585,075	$0		$585,075
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$8,052		$0	$0		$8,052

Total Investments				$8,052		$585,075	$0		$593,127

Short Sales, at Value - Liabilities
U.S. Treasury Obligations				$0		$(823)	$0		$(823)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				1,043		459	0		1,502
Over the counter				0		19,732	0		19,732

				$1,043		$20,191	$0		$21,234
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(1,266)		(678)	0		(1,944)
Over the counter				0		(2,740)	0		(2,740)

				$(1,266)		$(3,418)	$0		$(4,684)

Total Financial Derivative Instruments				$(223)		$16,773	$0		$16,550

Totals				$7,829		$601,025	$0		$608,854

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 22.9% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$267	$108,130	$(100,350)	$4	$1	$8,052	$39	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	PER	Pershing LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
CAD	Canadian Dollar	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
CMX	Commodity Exchange, Inc.

Index/Spread Abbreviations:
BAPA	Nymex Mont Belvieu LDH Propane	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC	J.P. Morgan Nic Custom Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index
BCOMTR	Bloomberg Commodity Index Total Return	EURMARG3	3 Month European Refined Margin	MUTKCALM	Tokyo Overnight Average Rate
BCOMTR1	Bloomberg Custom Commodity Index	EURMARGIN	European Refined Margin	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAEC	Custom Commodity Forward Index
BRENT	Brent Crude	GASOILCO	Gasoil vs Brent	RBCAEC0T	Custom Commodity Forward Index
CIXBSTR3	Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	JETCO	NWE CIF Jet vs Brent	ULSD	Ultra-Low Sulfur Diesel
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ	J.P. Morgan Custom Commodity Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CIF NWE	NWE CIF Jet Fuel	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
DAC	Designated Activity Company

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Carnival Corp. 7.840% (LIBOR01M + 3.000%) due 06/30/2025 ~		$195	$193
Charter Communications Operating LLC 6.557% due 02/01/2027		187	185
RegionalCare Hospital Partners Holdings, Inc. 8.575% (LIBOR03M + 3.750%) due 11/16/2025 ~		456	435

Total Loan Participations and Assignments (Cost $832)			813

CORPORATE BONDS & NOTES 16.2%
BANKING & FINANCE 9.5%
American Assets Trust LP 3.375% due 02/01/2031		200	161
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		40	34
Banca Monte dei Paschi di Siena SpA 7.677% due 01/18/2028 •	EUR	100	91
Banco Santander SA 1.849% due 03/25/2026		$200	180
Bank of America Corp. 3.384% due 04/02/2026 •		200	192
Barclays PLC
4.375% due 01/12/2026		300	290
7.437% due 11/02/2033 •		200	221
BNP Paribas SA 1.904% due 09/30/2028 •		200	170
Credit Suisse AG 6.500% due 08/08/2023 (i)		200	192
Credit Suisse Group AG
3.288% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	200	202
3.750% due 03/26/2025		$450	415
Deutsche Bank AG 6.119% due 07/14/2026 •		400	388
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	94
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	95
3.691% due 06/05/2028 •		400	379
HSBC Holdings PLC 6.254% due 03/09/2034 •		400	418
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	384
JPMorgan Chase & Co. 2.947% due 02/24/2028 •		200	186
LeasePlan Corp. NV 2.875% due 10/24/2024		500	475
Morgan Stanley 5.123% due 02/01/2029 •		200	202
Nationwide Building Society 4.302% due 03/08/2029 •		500	462
NatWest Group PLC 4.892% due 05/18/2029 •		200	192
OneMain Finance Corp. 6.125% due 03/15/2024		200	195
Societe Generale SA
6.691% due 01/10/2034 •		200	205
7.375% due 10/04/2023 •(h)(i)		200	181
UBS AG 5.125% due 05/15/2024 (i)		400	390
UniCredit SpA 7.830% due 12/04/2023		400	404
Ursa Re II Ltd. 8.624% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	493
VICI Properties LP 4.950% due 02/15/2030		200	188
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	97

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

3.584% due 05/22/2028 •	$200	189

		7,765

INDUSTRIALS 5.9%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	241	234
American Airlines Pass-Through Trust 3.000% due 04/15/2030	289	256
Boeing Co. 1.950% due 02/01/2024	200	194
CCO Holdings LLC 5.000% due 02/01/2028	700	647
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025	400	403
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029	100	88
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)	152	90
Coty, Inc. 5.000% due 04/15/2026	200	193
Delta Air Lines, Inc. 7.000% due 05/01/2025	400	410
DISH DBS Corp. 5.750% due 12/01/2028	100	75
DISH Network Corp. 11.750% due 11/15/2027	100	97
Exela Intermediate LLC 11.500% due 07/15/2026	218	29
Expedia Group, Inc. 6.250% due 05/01/2025	176	178
Frontier Communications Holdings LLC 8.750% due 05/15/2030	100	100
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029	100	90
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	500	472
Organon & Co. 4.125% due 04/30/2028	200	183
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	300	291
Petroleos Mexicanos 5.950% due 01/28/2031	100	77
T-Mobile USA, Inc. 3.875% due 04/15/2030	300	282
United Airlines Pass-Through Trust 5.875% due 04/15/2029	75	75
United Airlines, Inc. 4.625% due 04/15/2029	300	272
Warnermedia Holdings, Inc. 3.638% due 03/15/2025	100	97

		4,833

UTILITIES 0.8%
Georgia Power Co. 4.700% due 05/15/2032	100	99
Pacific Gas & Electric Co.
3.150% due 01/01/2026	200	187
4.200% due 03/01/2029	200	183
6.150% due 01/15/2033	100	102
Southern California Gas Co. 2.950% due 04/15/2027	100	94

		665

Total Corporate Bonds & Notes (Cost $14,069)		13,263

MUNICIPAL BONDS & NOTES 0.1%
PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	20	8

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	1,000	89

Total Municipal Bonds & Notes (Cost $114)		97

U.S. GOVERNMENT AGENCIES 9.3%
Freddie Mac 1.466% due 07/15/2047 •(a)	448	55
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2053	1,300	1,168

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

3.500% due 05/01/2053	5,100	4,742
4.000% due 04/01/2053	1,000	957
4.500% due 05/01/2053	700	686

Total U.S. Government Agencies (Cost $7,572)		7,608

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Inflation Protected Securities (g)
2.375% due 01/15/2027	15	15
U.S. Treasury Notes
0.500% due 02/28/2026 (m)(o)	1,000	909
2.000% due 04/30/2024	700	681
2.250% due 01/31/2024	1,270	1,244
2.500% due 05/15/2024	1,100	1,076
2.750% due 05/31/2023	80	80
2.750% due 07/31/2023	2,824	2,805
2.875% due 09/30/2023 (o)	290	288
2.875% due 11/30/2023 (o)	70	69

Total U.S. Treasury Obligations (Cost $7,356)		7,167

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Assets Trust 5.265% due 06/25/2037 •	351	320
Banc of America Funding Trust
5.081% due 02/20/2047 •	327	321
5.141% due 07/20/2036 •	500	478
Banc of America Mortgage Trust 3.311% due 06/25/2035 ~	29	24
BCAP LLC Trust 5.250% due 06/26/2036	323	135
Bear Stearns Adjustable Rate Mortgage Trust
3.573% due 11/25/2034 ~	265	236
4.253% due 01/25/2035 ~	4	4
CBA Commercial Small Balance Commercial Mortgage 5.345% due 06/25/2038 •	520	379
Countrywide Alternative Loan Trust
4.941% due 02/20/2047 ^•	147	110
5.500% due 04/25/2035	463	330
6.000% due 02/25/2037 ^	274	156
6.500% due 11/25/2037 ^	374	191
Countrywide Home Loan Mortgage Pass-Through Trust 3.679% due 02/20/2036 ~	168	140
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	48	46
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.175% due 08/25/2037 ^•	285	239
Downey Savings & Loan Association Mortgage Loan Trust 4.951% due 10/19/2036 •	316	251
First Horizon Alternative Mortgage Securities Trust
4.147% due 01/25/2036 ^~	101	54
4.454% due 06/25/2036 ^~	81	64
4.863% due 06/25/2034 ~	59	54
First Horizon Mortgage Pass-Through Trust 3.842% due 11/25/2037 ^~	423	218
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	291	294
HarborView Mortgage Loan Trust 5.581% due 11/19/2034 ^•	17	14
IndyMac INDX Mortgage Loan Trust
3.222% due 08/25/2037 ^~	193	143
3.992% due 10/25/2034 ~	14	13
Lehman XS Trust 5.295% due 08/25/2046 •	220	205
Mortgage Equity Conversion Asset Trust 4.880% due 05/25/2042 •	365	326
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	195	183
Residential Accredit Loans, Inc. Trust 6.016% due 09/25/2037 ~	580	413
Structured Asset Mortgage Investments Trust 5.245% due 08/25/2036 •	119	123
Thornburg Mortgage Securities Trust
6.095% due 06/25/2037 ^•	15	14
6.357% due 06/25/2037 •	167	138
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	442	414
WaMu Mortgage Pass-Through Certificates Trust 5.305% due 04/25/2045 •	21	20

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 09/25/2035 ^•		180	152

Total Non-Agency Mortgage-Backed Securities (Cost $6,999)			6,202

ASSET-BACKED SECURITIES 9.9%
Arbor Realty Commercial Real Estate Notes Ltd. 6.034% due 11/15/2036 •		250	245
Belle Haven ABS CDO Ltd.
5.156% due 11/03/2044 •		188	54
5.156% due 11/03/2044 ~		287	84
Countrywide Asset-Backed Certificates Trust
4.467% due 07/25/2036 þ		251	224
4.985% due 06/25/2047 ^•		339	300
4.995% due 04/25/2047 ^•		24	24
5.025% due 11/25/2047 ^•		100	109
5.055% due 05/25/2047 ^•		1,108	954
5.105% due 12/25/2036 ^•		230	207
6.095% due 08/25/2035 þ		70	69
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		906	244
GSAMP Trust 5.045% due 11/25/2036 •		745	356
Halseypoint CLO Ltd. 5.908% due 07/20/2031 •		397	392
HSI Asset Securitization Corp. Trust
5.065% due 12/25/2036 •		1,790	484
5.285% due 12/25/2036 •		503	136
LCM Ltd. 5.739% due 07/20/2030 •		382	376
MF1 Ltd. 5.841% due 10/16/2036 •		250	242
Morgan Stanley ABS Capital, Inc. Trust
4.985% due 11/25/2036 •		145	72
4.995% due 10/25/2036 •		349	171
5.095% due 07/25/2036 •		254	214
5.145% due 07/25/2036 •		622	245
Morgan Stanley Capital, Inc. Trust
5.205% due 03/25/2036 •		12	10
5.425% due 01/25/2036 •		133	127
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.645% due 02/25/2037 ^•		1,869	585
OZLM Ltd. 5.772% due 10/17/2029 ~		243	240
Securitized Asset-Backed Receivables LLC Trust
5.505% due 08/25/2035 ^•		422	322
5.610% due 02/25/2034 •		131	129
Sierra Madre Funding Ltd.
5.089% due 09/07/2039 •		264	196
5.109% due 09/07/2039 •		1,421	1,054
Stratus CLO Ltd. 5.708% due 12/28/2029 •		256	253
Triaxx Prime CDO Ltd. 4.929% due 10/02/2039 •		56	1

Total Asset-Backed Securities (Cost $10,019)			8,119

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond 6.350% due 02/09/2035		200	213
Peru Government International Bond 6.350% due 08/12/2028	PEN	900	233
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	80
South Africa Government International Bond
4.850% due 09/30/2029		$200	180
10.500% due 12/21/2026	ZAR	22,000	1,316
Turkey Government International Bond 6.350% due 08/10/2024		$300	298

Total Sovereign Issues (Cost $2,525)			2,320

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(c)(j)		168,354	18

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.3%
FINANCIALS 0.3%
Bank of America Corp. 5.875% due 03/15/2028 •(h)		200,000	180
Nationwide Building Society 10.250% ~		250	37
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		15,000	16

Total Preferred Securities (Cost $270)			233

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 80.4%
COMMERCIAL PAPER 0.6%
Entergy Corp. 5.000% due 04/06/2023		$250	250
Walgreens Boots 5.180% due 04/03/2023		250	250

			500

REPURCHASE AGREEMENTS (k) 73.7%			60,471

HUNGARY TREASURY BILLS 1.0%
18.251% due 04/06/2023 (e)(f)	HUF	303,000	863

JAPAN TREASURY BILLS 5.1%
(0.152)% due 04/17/2023 - 04/24/2023 (d)(e)	JPY	553,000	4,165

Total Short-Term Instruments (Cost $66,129)			65,999

Total Investments in Securities (Cost $115,903)			111,839

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		12,129	118

Total Short-Term Instruments (Cost $118)			118

Total Investments in Affiliates (Cost $118)			118

Total Investments 136.4% (Cost $116,021)			$111,957
Financial Derivative Instruments (l)(n) (0.3)%(Cost or Premiums, net $95)			(219)
Other Assets and Liabilities, net (36.1)%			(29,639)

Net Assets 100.0%			$82,099

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022		$18	$18	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$24,000	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026			$(24,452)	$24,000	$24,000
	4.950	03/31/2023	04/03/2023	31,100	U.S. Treasury Notes 2.875% due 04/30/2025			(31,790)	31,100	31,113
FICC	2.200	03/31/2023	04/03/2023	371	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			(378)	371	371
RCY	4.920	03/31/2023	04/03/2023	5,000	U.S. Treasury Notes 0.625% due 05/15/2030			(5,127)	5,000	5,002

Total Repurchase Agreements								$(61,747)	$60,471	$60,486

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	05/01/2053	$2,200	$(1,816)	$(1,821)

Total Short Sales (2.2)%									$(1,816)	$(1,821)

(1)								Includes accrued interest.
(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures					$112.000	04/21/2023	4	$4	$(2)	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	2	2	(1)	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	2	2	(1)	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	4	4	(4)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	3	8	(3)	(9)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	(1)

Total Written Options	$(13)	$(11)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	7	$1,031	$31	$5	$(5)
U.S. Treasury 2-Year Note June Futures	06/2023	42	8,671	80	6	0
U.S. Treasury 5-Year Note June Futures	06/2023	110	12,046	235	25	0

$346	$36	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2023	40	$(4,597)	$(25)	$0	$(13)
U.S. Treasury Long-Term Bond June Futures	06/2023	6	(787)	(36)	0	(6)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	7	(848)	(22)	0	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	26	(3,669)	(148)	0	(35)

$(231)	$0	$(58)

Total Futures Contracts	$115	$36	$(63)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.555%	$100	$0	$1	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.740	200	4	(3)	1	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.599	400	4	1	5	0	0

$8	$(1)	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$2,277	$(220)	$146	$(74)	$0	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$1,900	$(5)	$37	$32	$11	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	3,700	33	11	44	4	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	6,900	49	34	83	7	0
iTraxx Crossover 39 5-Year Index	5.000	Quarterly	06/20/2028	EUR	200	2	4	6	3	0

$79	$86	$165	$25	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	1,400	$6	$(12)	$(6)	$5	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		1,700	(15)	31	16	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		$200	0	4	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		610	(7)	(66)	(73)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	22	168	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	4	3	1	0
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	4,000	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		4,000	0	(8)	(8)	0	(1)
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		5,000	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		300	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		5,400	0	(36)	(36)	0	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,200	0	(21)	(21)	0	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		3,100	0	(21)	(21)	0	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		2,800	(17)	(1)	(18)	0	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		3,200	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		2,900	0	(6)	(6)	0	0
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	10,000	(55)	(152)	(207)	0	(2)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		1,100	0	(23)	(23)	0	0
Pay	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2026	KRW	3,683,600	(8)	(140)	(148)	0	(5)
Pay	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2026		1,206,700	(3)	(37)	(40)	0	(2)
Receive	3-Month KRW-KORIBOR	1.750	Quarterly	12/15/2031		1,886,100	20	134	154	5	0
Receive	3-Month KRW-KORIBOR	2.000	Quarterly	12/15/2031		633,600	5	37	42	2	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	2,500	1	(15)	(14)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		3,900	0	(24)	(24)	0	(1)
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$7,200	(14)	(167)	(181)	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,400	535	(27)	508	0	(24)
Pay	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2031		1,400	0	(178)	(178)	6	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	02/09/2024	EUR	11,200	(36)	(299)	(335)	0	(9)
Pay(6)	6-Month EUR-EURIBOR	2.100	Annual	04/04/2024		3,600	0	(53)	(53)	0	(53)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		100	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(20)	(21)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(19)	(21)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		200	(1)	(16)	(17)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(9)	(9)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		900	(9)	13	4	0	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	PLN	1,900	0	(23)	(23)	1	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		1,900	0	(26)	(26)	1	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		1,800	0	(24)	(24)	1	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		1,600	0	(21)	(21)	1	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		2,200	0	(29)	(29)	2	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		1,800	0	(25)	(25)	1	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		2,700	0	(34)	(34)	2	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		1,400	0	(20)	(20)	1	0

							$539	$(1,331)	$(792)	$40	$(117)

Total Swap Agreements							$406	$(1,100)	$(694)	$65	$(128)

(m)	Securities with an aggregate market value of $435 and cash of $1,067 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2023	CNH	137		$20	$0	$0
	04/2023	MXN	3,866		213	0	(1)
	04/2023	NZD	108		67	0	(1)
	04/2023	PLN	120		27	0	(1)
	04/2023		$203	MXN	3,866	12	0
	04/2023		856	PEN	3,227	1	0
	05/2023	PEN	3,227		$854	0	(2)
	05/2023		$1,314	PEN	5,039	22	0
	06/2023		210	MXN	3,866	1	0
BPS	04/2023	EUR	88		$96	0	0
	04/2023	PLN	273		62	0	(1)
	04/2023		$60	EUR	56	1	0
	04/2023	ZAR	4,541		$251	0	(4)
	05/2023		$371	AUD	555	0	0
	05/2023		8	CNY	52	0	0
	06/2023	CLP	434,947		$528	0	(15)
BRC	04/2023	PEN	530		140	0	(1)
	04/2023	PLN	2,383		541	0	(11)
	04/2023		$141	PEN	530	0	0
	05/2023		140		531	1	0
	05/2023		14	ZAR	251	1	0
	05/2023	ZAR	1,926		$104	0	(3)
BSH	04/2023	PEN	734		195	0	0
	04/2023		$193	PEN	734	3	0
CBK	04/2023	BRL	927		$183	0	0
	04/2023	EUR	63		67	0	(1)
	04/2023	PEN	4,131		1,029	0	(68)
	04/2023		$179	BRL	927	4	0
	04/2023		271	GBP	223	4	0
	04/2023		38	HUF	14,249	3	0
	04/2023		45	PEN	178	3	0
	05/2023		533	CLP	430,154	5	0
	06/2023		77	COP	377,050	2	0
	07/2023	PEN	2,121		$546	0	(15)
DUB	04/2023	BRL	3,078		577	0	(30)
	04/2023		$138	AUD	205	0	(1)
	04/2023		606	BRL	3,078	1	0
	04/2023		2,230	EUR	2,061	5	0
	05/2023	EUR	2,061		$2,234	0	(5)
	06/2023		$577	BRL	3,111	30	0
GLM	04/2023	BRL	2,127		$419	0	(1)
	04/2023		$392	BRL	2,127	28	0
	05/2023	PEN	1,744		$438	0	(24)
	05/2023	ZAR	1,050		63	4	0
JPM	05/2023		3,430		188	0	(4)
MBC	04/2023	EUR	187		200	0	(3)
	04/2023	GBP	270		332	0	(1)
	04/2023	JPY	153,321		1,202	45	0
	04/2023	PLN	3,544		807	0	(13)
	04/2023		$262	EUR	245	4	0
	04/2023		337	MXN	6,453	20	0
	05/2023		20	CNH	132	0	0
	05/2023	ZAR	3,044		$163	0	(8)
MYI	04/2023		$84	AUD	126	0	(1)
	04/2023		27	PLN	118	1	0
NGF	04/2023		1,034	JPY	139,029	14	0
RBC	04/2023		144		19,547	3	0
	05/2023	MXN	2,654		$140	0	(6)
	05/2023		$1,192	JPY	158,067	3	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

06/2023	1	MXN	15	0	0
SSB	04/2023	PEN	205	$54	0	(1)
05/2023	$54	PEN	205	1	0
TOR	04/2023	CAD	64	$47	0	0
04/2023	$16	CAD	22	0	0
04/2023	36	NZD	58	0	0
05/2023	CAD	22	$16	0	0
05/2023	NZD	58	36	0	0
UAG	04/2023	EUR	2,024	2,149	0	(46)
04/2023	HUF	99,100	272	0	(9)
04/2023	JPY	399,679	3,139	121	0
04/2023	$153	AUD	225	0	(2)
04/2023	31	CAD	42	0	0
04/2023	222	HUF	83,912	16	0
05/2023	CAD	42	$31	0	0
05/2023	ZAR	10,389	563	0	(19)

Total Forward Foreign Currency Contracts	$359	$(298)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.280%	06/29/2023	300	$16	$53
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060	10/25/2023	100	5	21
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	300	16	61
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	200	11	41

Total Purchased Options	$48	$176

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC USD versus MXN	MXN	20.500	06/15/2023	400	$(5)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	600	$(2)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	600	(2)	(4)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	06/29/2023	1,500	(16)	(98)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	500	(5)	(32)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	200	0	(3)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(2)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	1,500	(15)	(100)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	200	0	(3)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	300	(3)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	300	(4)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	1,000	(11)	(68)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(12)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	500	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	500	(1)	(8)

$(90)	$(346)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	$95.594	04/06/2023	100	$(1)	$0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2053	98.859	04/06/2023	200	(1)	(2)

$(2)	$(2)

Total Written Options	$(97)	$(349)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	1.622%	$100	$6	$(5)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.974%	$300	$(13)	$13	$0	$0
Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.468	100	(12)	9	0	(3)
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.566	200	(5)	3	0	(2)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.145	100	1	0	1	0

$(29)	$25	$1	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$429	$(109)	$105	$0	$(4)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

MYC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046		510	(130)	125	0	(5)

								$(239)	$230	$0	$(9)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month THB-THBFIX Compounded-OIS	1.000%	Quarterly	12/15/2026	THB	24,200	$32	$(4)	$28	$0
	Pay	3-Month THB-THBFIX Compounded-OIS	1.500	Quarterly	12/15/2031		12,300	(28)	1	0	(27)
GLM	Receive	3-Month THB-THBFIX Compounded-OIS	1.000	Quarterly	12/15/2026		113,500	152	(20)	132	0
	Pay	3-Month THB-THBFIX Compounded-OIS	1.500	Quarterly	12/15/2031		58,300	(143)	16	0	(127)

								$13	$(7)	$160	$(154)

Total Swap Agreements								$(249)	$243	$162	$(168)

(o)

Securities with an aggregate market value of $132 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments				$0			$813	$0		$813
Corporate Bonds & Notes
Banking & Finance				0			7,765	0		7,765
Industrials				0			4,833	0		4,833
Utilities				0			665	0		665
Municipal Bonds & Notes
Puerto Rico				0			8	0		8
West Virginia				0			89	0		89
U.S. Government Agencies				0			7,608	0		7,608
U.S. Treasury Obligations				0			7,167	0		7,167
Non-Agency Mortgage-Backed Securities				0			6,202	0		6,202
Asset-Backed Securities				0			8,119	0		8,119
Sovereign Issues				0			2,320	0		2,320
Common Stocks
Energy				0			0	18		18
Preferred Securities
Financials				0			233	0		233
Short-Term Instruments
Commercial Paper				0			500	0		500
Repurchase Agreements				0			60,471	0		60,471
Hungary Treasury Bills				0			863	0		863
Japan Treasury Bills				0			4,165	0		4,165

				$0			$111,821	$18		$111,839
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$118			$0	$0		$118

Total Investments				$118			$111,821	$18		$111,957

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

U.S. Government Agencies	$0	$(1,821)	$0	$(1,821)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	96	0	101
Over the counter	0	697	0	697

	$5	$793	$0	$798
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(197)	0	(202)
Over the counter	0	(815)	0	(815)

	$(5)	$(1,012)	$0	$(1,017)

Total Financial Derivative Instruments	$0	$(219)	$0	$(219)

Totals	$118	$109,781	$18	$109,917

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$117	$1	$0	$0	$0	$118	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	ZAR	South African Rand
COP	Colombian Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bond 3.500% due 11/23/2031	EUR	200	$180

Total Albania (Cost $223)			180

ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond 8.250% due 05/09/2028		$400	355

Total Angola (Cost $333)			355

ARGENTINA 1.8%
SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$1,376	399
1.000% due 07/09/2029		549	153
1.500% due 07/09/2035 þ		2,576	670
1.500% due 07/09/2046 þ		310	83
3.500% due 07/09/2041 þ		4,627	1,300
3.875% due 01/09/2038 þ		1,892	591
Provincia de Buenos Aires 5.250% due 09/01/2037 þ		543	192
Provincia de Neuquen 6.625% due 04/27/2030 ^þ		165	122

Total Argentina (Cost $6,158)			3,510

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	387
3.950% due 09/26/2029		300	246

Total Armenia (Cost $787)			633

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,428

Total Azerbaijan (Cost $1,440)			1,428

BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond 6.000% due 11/21/2028		$600	458

Total Bahamas (Cost $604)			458

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond 4.250% due 01/25/2028		$300	278

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Bahrain (Cost $300)			278

BELARUS 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Belarus International Bond 6.378% due 02/24/2031 ^(c)		$200	70

Total Belarus (Cost $200)			70

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	341

Total Bermuda (Cost $400)			341

BRAZIL 3.2%
CORPORATE BONDS & NOTES 1.9%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	193
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		2,150	2,126
CSN Inova Ventures 6.750% due 01/28/2028		800	752
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (f)(g)		623	1
Vale SA 3.202% due 12/29/2049 ~(g)	BRL	10,380	757

			3,829

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
4.750% due 01/14/2050		$1,213	900
5.625% due 01/07/2041		50	45
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2023 (f)	BRL	3,200	593
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		5,306	1,016

			2,554

Total Brazil (Cost $7,030)			6,383

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	400	313

Total Cameroon (Cost $474)			313

CAYMAN ISLANDS 1.5%
CORPORATE BONDS & NOTES 1.5%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$548	368
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		128	109
0.000% due 05/15/2030 (f)		632	491
7.860% due 05/15/2030 «		254	256
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		300	38
11.950% due 11/12/2023 ^(c)		200	25
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	522
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		93	90
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		465	259
Poinsettia Finance Ltd. 6.625% due 06/17/2031		630	526
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(c)		800	193

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Cayman Islands (Cost $4,020)		2,877

CHILE 2.7%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	190
Banco Santander Chile 2.700% due 01/10/2025	200	191
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	227
4.250% due 07/17/2042	200	169
4.875% due 11/04/2044	600	553
5.125% due 02/02/2033	300	303
Embotelladora Andina SA 3.950% due 01/21/2050	200	153
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	125
3.830% due 09/14/2061	200	138
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	185
4.700% due 05/07/2050	300	264
Empresa Nacional del Petroleo 3.450% due 09/16/2031	300	249
GNL Quintero SA 4.634% due 07/31/2029	612	587

		3,334

SOVEREIGN ISSUES 1.0%
Chile Government International Bond
3.100% due 05/07/2041	800	602
3.250% due 09/21/2071	800	521
3.500% due 01/31/2034	200	179
4.340% due 03/07/2042	800	709

		2,011

Total Chile (Cost $6,339)		5,345

CHINA 0.1%
CORPORATE BONDS & NOTES 0.1%
New Metro Global Ltd. 4.800% due 12/15/2024	$200	150
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(c)	400	14

Total China (Cost $575)		164

COLOMBIA 2.5%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol SA
4.625% due 11/02/2031	$500	385
5.875% due 05/28/2045 (k)	400	278
6.875% due 04/29/2030	200	185
7.375% due 09/18/2043	200	166

		1,014

SOVEREIGN ISSUES 2.0%
Colombia Government International Bond
3.875% due 02/15/2061	300	174
4.125% due 05/15/2051	200	124
4.500% due 01/28/2026	1,200	1,153
4.500% due 03/15/2029	300	265
5.000% due 06/15/2045	1,300	912
5.200% due 05/15/2049	500	350
6.125% due 01/18/2041	400	329
7.500% due 02/02/2034	700	689

		3,996

Total Colombia (Cost $6,245)		5,010

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
5.625% due 04/30/2043	$400	350
6.550% due 04/03/2034 (a)	500	504

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Costa Rica (Cost $900)			854

DOMINICAN REPUBLIC 3.3%
SOVEREIGN ISSUES 3.3%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	149
13.000% due 12/05/2025		53,100	970
13.000% due 01/30/2026		19,700	360
Dominican Republic International Bond
4.875% due 09/23/2032		$700	596
5.300% due 01/21/2041		400	313
5.500% due 02/22/2029		500	472
5.875% due 01/30/2060		800	615
6.000% due 07/19/2028 (k)		1,600	1,567
6.000% due 02/22/2033		500	460
6.500% due 02/15/2048		300	255
13.625% due 02/03/2033	DOP	39,800	826

Total Dominican Republic (Cost $6,828)			6,583

ECUADOR 0.7%
CORPORATE BONDS & NOTES 0.0%
Ecuador Social Bond SARL 0.000% due 01/30/2035 (f)		$95	72

SOVEREIGN ISSUES 0.7%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		173	52
1.500% due 07/31/2040 þ		445	136
2.500% due 07/31/2035 þ		2,579	869
5.500% due 07/31/2030 þ		712	334

			1,391

Total Ecuador (Cost $2,377)			1,463

EGYPT 2.0%
SOVEREIGN ISSUES 2.0%
Egypt Government International Bond
6.375% due 04/11/2031	EUR	900	586
7.300% due 09/30/2033		$1,100	678
7.625% due 05/29/2032		2,600	1,658
7.903% due 02/21/2048		200	111
8.500% due 01/31/2047		1,000	583
8.875% due 05/29/2050		600	356

Total Egypt (Cost $5,670)			3,972

EL SALVADOR 0.2%
SOVEREIGN ISSUES 0.2%
El Salvador Government International Bond 7.125% due 01/20/2050		$750	347

Total El Salvador (Cost $700)			347

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia Government International Bond 6.625% due 12/11/2024		$200	141

Total Ethiopia (Cost $200)			141

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
0.000% due 04/07/2025 ^(c)		$200	68
7.625% due 05/16/2029 ^(c)		600	212
7.750% due 04/07/2029 ^(c)		200	71
8.125% due 03/26/2032 ^(c)		900	318
8.625% due 04/07/2034 ^(c)		700	245
8.750% due 03/11/2061 ^(c)		600	204

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Ghana (Cost $2,941)			1,118

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government International Bond
4.650% due 10/07/2041		$200	165
4.875% due 02/13/2028		410	399
6.125% due 06/01/2050		300	285

Total Guatemala (Cost $899)			849

HONG KONG 1.2%
CORPORATE BONDS & NOTES 0.8%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	200	150
6.850% due 07/02/2024		$200	178
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		400	272
3.875% due 11/13/2029		200	139
4.500% due 05/29/2029		650	471
5.000% due 11/19/2025		200	174
Lenovo Group Ltd. 3.421% due 11/02/2030		200	168

			1,552

SOVEREIGN ISSUES 0.4%
Airport Authority
2.625% due 02/04/2051		200	139
4.875% due 01/12/2030		600	615

			754

Total Hong Kong (Cost $2,530)			2,306

HUNGARY 1.3%
SOVEREIGN ISSUES 1.3%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	80
2.125% due 09/22/2031		$250	193
3.125% due 09/21/2051		200	123
5.250% due 06/16/2029		1,000	976
5.500% due 06/16/2034		200	193
6.250% due 09/22/2032		500	511
6.750% due 09/25/2052		400	415
7.625% due 03/29/2041		100	113

Total Hungary (Cost $2,593)			2,604

INDIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$200	143
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		169	118
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		200	148

			409

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.250% due 01/15/2030		500	440
3.375% due 08/05/2026		500	472

			912

Total India (Cost $1,567)			1,321

INDONESIA 5.9%
CORPORATE BONDS & NOTES 4.2%
Freeport Indonesia PT 5.315% due 04/14/2032		$400	374
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		800	786
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		400	390

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

4.500% due 05/02/2023		800	799
4.875% due 10/01/2024		500	497
Pertamina Persero PT
1.400% due 02/09/2026		500	458
4.300% due 05/20/2023		200	199
6.000% due 05/03/2042		1,300	1,284
6.450% due 05/30/2044		1,500	1,545
Perusahaan Penerbit SBSN Indonesia 4.700% due 06/06/2032		600	600
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	572
4.125% due 05/15/2027		200	192
4.375% due 02/05/2050		200	151
5.250% due 05/15/2047		400	347

			8,194

SOVEREIGN ISSUES 1.7%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	200	216
3.375% due 04/15/2023		$362	362
4.850% due 01/11/2033		500	498
5.125% due 01/15/2045		200	197
5.250% due 01/17/2042		1,300	1,274
5.250% due 01/08/2047		200	200
5.650% due 01/11/2053		200	209
6.750% due 01/15/2044		300	352
7.750% due 01/17/2038		100	126

			3,434

Total Indonesia (Cost $12,236)			11,628

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.6%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$1,371	1,276

Total Ireland (Cost $1,294)			1,276

ISRAEL 2.1%
CORPORATE BONDS & NOTES 0.5%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$500	418
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		300	262
Leviathan Bond Ltd. 6.125% due 06/30/2025		400	390

			1,070

SOVEREIGN ISSUES 1.6%
Israel Government International Bond 1.500% due 11/30/2023	ILS	11,800	3,221

Total Israel (Cost $4,512)			4,291

IVORY COAST 0.8%
SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	500	446
5.750% due 12/31/2032 þ		$776	727
5.875% due 10/17/2031	EUR	200	179
6.625% due 03/22/2048		200	151

Total Ivory Coast (Cost $1,825)			1,503

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$189	158

Total Jamaica (Cost $189)			158

JAPAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc. 5.063% due 09/12/2025 •(k)		$1,000	994

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Japan (Cost $1,000)			994

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	700	748
8.122% due 01/28/2029 •		300	319

Total Jersey, Channel Islands (Cost $1,120)			1,067

JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bond
5.750% due 01/31/2027		$400	384
7.375% due 10/10/2047		300	254
7.750% due 01/15/2028		200	203

Total Jordan (Cost $932)			841

KAZAKHSTAN 1.9%
CORPORATE BONDS & NOTES 1.8%
Development Bank of Kazakhstan JSC 5.750% due 05/12/2025		$700	703
KazMunayGas National Co. JSC
4.750% due 04/24/2025		1,700	1,651
4.750% due 04/19/2027		400	369
5.750% due 04/19/2047		400	314
6.375% due 10/24/2048		200	167
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	301

			3,505

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044		200	179

Total Kazakhstan (Cost $3,875)			3,684

KENYA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	142
7.250% due 02/28/2028		600	493

Total Kenya (Cost $796)			635

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)		$600	39

Total Lebanon (Cost $38)			39

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		$354	210
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	309
6.510% due 02/23/2042		300	317
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		300	282
TMS Issuer SARL 5.780% due 08/23/2032		300	313
Unigel Luxembourg SA 8.750% due 10/01/2026		400	370

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Luxembourg (Cost $1,877)			1,801

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	500	546

Total Macedonia (Cost $529)			546

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,300	946
4.800% due 04/21/2060		700	668

Total Malaysia (Cost $2,041)			1,614

MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	471

Total Mauritius (Cost $500)			471

MEXICO 7.8%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (d)		17,978	0
Hipotecaria Su Casita SA de CV «(d)		5,259	0
Urbi Desarrollos Urbanos SAB de CV (d)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.1%
America Movil SAB de CV 5.375% due 04/04/2032		$600	537
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		400	323
7.500% due 06/27/2029 •(g)(h)		200	173
Comision Federal de Electricidad 6.264% due 02/15/2052		200	167
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	314
Minera Mexico SA de CV 4.500% due 01/26/2050		200	153
Petroleos Mexicanos
5.083% due 08/24/2023 •	EUR	900	974
6.625% due 06/15/2038		$700	483
6.700% due 02/16/2032		228	182
6.750% due 09/21/2047		760	495
6.950% due 01/28/2060		3,000	1,941
7.690% due 01/23/2050		5,000	3,532
10.000% due 02/07/2033		700	671
Trust Fibra Uno 6.390% due 01/15/2050		200	150

			10,095

SOVEREIGN ISSUES 2.7%
Mexico Government International Bond
3.750% due 04/19/2071		500	334
3.771% due 05/24/2061		2,044	1,386
5.000% due 04/27/2051 (k)		900	774
5.400% due 02/09/2028		600	619
5.750% due 10/12/2110		1,200	1,077

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

6.350% due 02/09/2035		1,000	1,065

			5,255

Total Mexico (Cost $20,036)			15,350

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
3.500% due 07/07/2027		$400	320
5.625% due 05/01/2023		377	375

Total Mongolia (Cost $773)			695

MOROCCO 0.8%
CORPORATE BONDS & NOTES 0.4%
OCP SA
3.750% due 06/23/2031		$400	329
5.125% due 06/23/2051		500	365

			694

SOVEREIGN ISSUES 0.4%
Morocco Government International Bond
4.000% due 12/15/2050		400	273
6.500% due 09/08/2033		500	518

			791

Total Morocco (Cost $1,785)			1,485

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	286

Total Namibia (Cost $299)			286

NETHERLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Metinvest BV
7.750% due 04/23/2023		$200	195
8.500% due 04/23/2026		400	250
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	340
NE Property BV 1.875% due 10/09/2026	EUR	400	371
Prosus NV
1.539% due 08/03/2028		200	177
2.031% due 08/03/2032		100	78
3.257% due 01/19/2027		$200	182
3.680% due 01/21/2030		200	170
4.027% due 08/03/2050		200	132
Republic of Angola Via Avenir BV
9.687% (US0006M + 4.500%) due 12/07/2023 ~		200	203
12.638% (US0006M + 7.500%) due 07/03/2023 ~		1,160	1,169
Teva Pharmaceutical Finance Netherlands BV
7.375% due 09/15/2029	EUR	200	220
7.875% due 09/15/2031		100	112

Total Netherlands (Cost $4,122)			3,599

NIGERIA 1.9%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	506

SOVEREIGN ISSUES 1.6%
Nigeria Government International Bond
6.125% due 09/28/2028		$200	156
6.375% due 07/12/2023		300	298
6.500% due 11/28/2027		600	491
7.143% due 02/23/2030		400	306
7.375% due 09/28/2033		500	356
7.875% due 02/16/2032		600	454
8.250% due 09/28/2051		400	266
8.375% due 03/24/2029		500	413

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

8.747% due 01/21/2031		400	323

			3,063

Total Nigeria (Cost $4,468)			3,569

OMAN 1.4%
CORPORATE BONDS & NOTES 0.1%
Oman Sovereign Sukuk Co. 4.397% due 06/01/2024		$200	197

SOVEREIGN ISSUES 1.3%
Oman Government International Bond
5.625% due 01/17/2028		1,300	1,302
6.000% due 08/01/2029		600	605
6.500% due 03/08/2047		200	185
7.000% due 01/25/2051		500	488

			2,580

Total Oman (Cost $2,732)			2,777

PAKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond
6.875% due 12/05/2027		$400	144
7.375% due 04/08/2031		400	144
8.875% due 04/08/2051		500	174

Total Pakistan (Cost $1,206)			462

PANAMA 2.1%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	234
Banco General SA 5.250% due 05/07/2031 •(g)(h)		400	349
Banco Nacional de Panama 2.500% due 08/11/2030		200	155

			738

SOVEREIGN ISSUES 1.7%
Panama Government International Bond
4.300% due 04/29/2053		800	589
4.500% due 04/01/2056		900	672
4.500% due 01/19/2063		300	217
6.400% due 02/14/2035		900	940
6.700% due 01/26/2036		600	637
6.853% due 03/28/2054		200	206

			3,261

Total Panama (Cost $4,776)			3,999

PARAGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Paraguay Government International Bond
3.849% due 06/28/2033		$200	177
4.700% due 03/27/2027		200	197
6.100% due 08/11/2044		200	194

Total Paraguay (Cost $595)			568

PERU 1.3%
CORPORATE BONDS & NOTES 0.8%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,800	451
Cia de Minas Buenaventura SAA 5.500% due 07/23/2026		$200	171
InRetail Consumer 3.250% due 03/22/2028		500	433
Petroleos del Peru SA
4.750% due 06/19/2032		400	298

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.625% due 06/19/2047		300	194

			1,547

SOVEREIGN ISSUES 0.5%
Peru Government International Bond
3.000% due 01/15/2034		500	409
3.230% due 07/28/2121		200	120
3.300% due 03/11/2041		600	451

			980

Total Peru (Cost $3,215)			2,527

PHILIPPINES 2.0%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	931

SOVEREIGN ISSUES 1.5%
Philippines Government International Bond
2.650% due 12/10/2045		500	344
2.950% due 05/05/2045		400	289
3.700% due 03/01/2041		1,000	830
5.000% due 07/17/2033		400	407
9.500% due 02/02/2030		900	1,142

			3,012

Total Philippines (Cost $4,489)			3,943

POLAND 1.2%
SOVEREIGN ISSUES 1.2%
Poland Government International Bond
4.875% due 10/04/2033 (a)		$650	648
5.500% due 11/16/2027		1,000	1,044
5.500% due 04/04/2053 (a)		650	659

Total Poland (Cost $2,285)			2,351

QATAR 3.0%
CORPORATE BONDS & NOTES 1.6%
Nakilat, Inc. 6.067% due 12/31/2033		$89	94
QatarEnergy Trading LLC
2.250% due 07/12/2031		800	681
3.125% due 07/12/2041		900	705
3.300% due 07/12/2051		1,900	1,420
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		285	290

			3,190

SOVEREIGN ISSUES 1.4%
Qatar Government International Bond
3.400% due 04/16/2025		300	294
4.400% due 04/16/2050		800	742
4.817% due 03/14/2049		1,000	982
5.103% due 04/23/2048		700	713

			2,731

Total Qatar (Cost $6,199)			5,921

ROMANIA 1.6%
SOVEREIGN ISSUES 1.6%
Romania Government International Bond
1.750% due 07/13/2030	EUR	350	280
2.124% due 07/16/2031		800	630
2.125% due 03/07/2028		400	371
2.625% due 12/02/2040		300	189
2.875% due 04/13/2042		500	320
3.500% due 04/03/2034		100	82
3.750% due 02/07/2034		200	170
7.625% due 01/17/2053		$1,000	1,073

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Romania (Cost $4,023)			3,115

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond
1.850% due 11/20/2032 «	EUR	600	39
5.250% due 06/23/2047 «		$200	12
5.625% due 04/04/2042		300	193

Total Russia (Cost $1,126)			244

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$200	145

Total Rwanda (Cost $200)			145

SAUDI ARABIA 6.1%
CORPORATE BONDS & NOTES 1.4%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,400	1,184
3.500% due 04/16/2029		500	468
3.500% due 11/24/2070		300	203
4.250% due 04/16/2039		1,000	898

			2,753

SOVEREIGN ISSUES 4.7%
Saudi Government International Bond
2.250% due 02/02/2033		200	165
2.900% due 10/22/2025		300	289
3.250% due 10/22/2030		200	185
3.450% due 02/02/2061		200	142
3.750% due 01/21/2055		400	308
4.500% due 10/26/2046 (k)		3,800	3,344
4.750% due 01/18/2028		2,300	2,330
4.875% due 07/18/2033		2,500	2,528

			9,291

Total Saudi Arabia (Cost $13,064)			12,044

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	92
5.375% due 06/08/2037		200	140
6.250% due 05/23/2033		$300	240
6.750% due 03/13/2048		200	139

Total Senegal (Cost $868)			611

SERBIA 0.8%
SOVEREIGN ISSUES 0.8%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	200	166
1.650% due 03/03/2033 (k)		700	503
6.500% due 09/26/2033		$1,000	995

Total Serbia (Cost $1,862)			1,664

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
Flex Ltd. 4.875% due 06/15/2029		$100	97
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		300	270

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Singapore (Cost $402)			367

SOUTH AFRICA 4.4%
CORPORATE BONDS & NOTES 1.8%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	175
6.500% due 04/15/2040		100	98
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	24,300	1,355
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		$500	474
6.750% due 08/06/2023		500	497
8.450% due 08/10/2028		500	487
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	497

			3,583

SOVEREIGN ISSUES 2.6%
South Africa Government International Bond
4.850% due 09/30/2029		1,500	1,350
5.000% due 10/12/2046		300	209
5.750% due 09/30/2049		600	442
5.875% due 04/20/2032		200	182
7.300% due 04/20/2052		300	261
10.500% due 12/21/2026 (k)	ZAR	46,100	2,757

			5,201

Total South Africa (Cost $9,681)			8,784

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
LG Chem Ltd. 1.375% due 07/07/2026		$900	805

Total South Korea (Cost $897)			805

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 5.147% due 08/18/2025		$800	786

Total Spain (Cost $800)			786

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bond
5.750% due 04/18/2023 ^(c)		$200	72
6.125% due 06/03/2025 ^(c)		700	262
6.350% due 06/28/2024		200	72
6.825% due 07/18/2026 ^(c)		700	260
6.850% due 11/03/2025 ^(c)		800	296
7.550% due 03/28/2030 ^(c)		400	144
7.850% due 03/14/2029 ^(c)		300	108

Total Sri Lanka (Cost $2,719)			1,214

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$600	538

Total Supranational (Cost $600)			538

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse AG 4.750% due 08/09/2024		$300	291
Credit Suisse AG AT1 Claim ^		200	12
Credit Suisse Group AG 6.373% due 07/15/2026 •(k)		250	242

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Switzerland (Cost $550)			545

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Tunisian Republic International Bond
5.625% due 02/17/2024	EUR	300	240
6.750% due 10/31/2023		300	281

Total Tunisia (Cost $489)			521

TURKEY 5.1%
CORPORATE BONDS & NOTES 0.3%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$200	178
Turkiye Is Bankasi AS 6.125% due 04/25/2024		200	198
Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		200	197

			573

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 6.553% (EUR003M + 3.450%) due 08/11/2026 «~	EUR	1,000	1,044

SOVEREIGN ISSUES 4.3%
Turkey Government International Bond
4.875% due 04/16/2043		$700	466
5.125% due 02/17/2028		1,500	1,315
5.750% due 05/11/2047		3,600	2,562
5.875% due 06/26/2031		500	418
5.950% due 01/15/2031		500	425
6.000% due 03/25/2027		700	648
6.000% due 01/14/2041		600	454
6.125% due 10/24/2028		300	271
6.375% due 10/14/2025		200	193
6.875% due 03/17/2036		1,600	1,375
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		400	401

			8,528

Total Turkey (Cost $11,874)			10,145

UKRAINE 0.3%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		$800	140

SOVEREIGN ISSUES 0.2%
Ukraine Government International Bond
6.876% due 05/21/2031 ^(c)		200	35
7.253% due 03/15/2035 ^(c)		900	158
7.375% due 09/25/2034 ^(c)		500	88
7.750% due 09/01/2026 ^(c)		1,100	206

			487

Total Ukraine (Cost $3,202)			627

UNITED ARAB EMIRATES 2.1%
CORPORATE BONDS & NOTES 1.0%
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$600	577
DP World Ltd. 6.850% due 07/02/2037		600	669
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	623

			1,869

SOVEREIGN ISSUES 1.1%
Emirate of Abu Dhabi Government International Bond
2.125% due 09/30/2024		200	193
3.125% due 09/30/2049		1,200	900
3.875% due 04/16/2050		200	170

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Finance Department Government of Sharjah 4.375% due 03/10/2051		1,200	818

			2,081

Total United Arab Emirates (Cost $4,125)			3,950

UNITED KINGDOM 1.9%
CORPORATE BONDS & NOTES 1.0%
Barclays PLC
3.250% due 02/12/2027	GBP	100	112
5.304% due 08/09/2026 •		$500	490
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	188
5.210% due 08/11/2028 •		200	198
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		200	195
Standard Chartered PLC 7.767% due 11/16/2028 •		600	644
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		75	56

			1,883

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Canada Square Funding PLC 4.717% due 01/17/2059 •	GBP	186	226
Polaris PLC 5.409% due 05/27/2057 •		48	59
RMAC PLC 4.970% due 06/12/2046 •		150	184
Rochester Financing PLC 4.870% due 12/18/2044 •		206	250
Stratton Mortgage Funding PLC 5.051% (SONIO/N + 0.900%) due 03/12/2052 ~		65	80
Towd Point Mortgage Funding 5.893% due 02/20/2054 •		589	725
Tower Bridge Funding PLC 4.891% due 12/20/2063 •		182	222

			1,746

Total United Kingdom (Cost $3,544)			3,629

UNITED STATES 10.0%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
5.325% due 02/25/2037 •		$441	423
5.970% due 11/25/2035 •		380	367
Credit-Based Asset Servicing & Securitization Trust 3.130% due 01/25/2037 ^þ		586	180
Morgan Stanley ABS Capital, Inc. Trust
5.610% due 01/25/2035 •		69	63
5.640% due 03/25/2034 •		361	344
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.625% due 09/25/2035 •		500	412
Soundview Home Loan Trust 5.745% due 10/25/2037 •		126	99
Wells Fargo Home Equity Asset-Backed Securities Trust 5.485% due 03/25/2037 •		1,500	1,296

			3,184

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(i)		393,387	43

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
DAE Funding LLC
2.625% due 03/20/2025		$200	188
3.375% due 03/20/2028		200	181
Rio Oil Finance Trust
8.200% due 04/06/2028		415	418
9.250% due 07/06/2024		427	432
9.750% due 01/06/2027		528	548

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	653	413

		2,180

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ecopetrol SA TBD% due 08/17/2024 «µ	1,000	969

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Mortgage Trust 3.903% due 02/25/2036 ^~	1	1
BCAP LLC Trust 3.000% due 05/26/2037 ~	566	493
Bear Stearns Adjustable Rate Mortgage Trust
3.620% due 05/25/2047 ^~	6	5
3.957% due 01/25/2035 ~	1	1
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~	1,000	931
Citigroup Mortgage Loan Trust
3.890% due 09/25/2037 ^~	13	11
CitiMortgage Alternative Loan Trust 5.495% due 10/25/2036 •	77	64
Countrywide Alternative Loan Trust 5.195% due 05/25/2036 ^•	119	51
GSR Mortgage Loan Trust 3.895% due 01/25/2036 ^~	2	2
IndyMac INDA Mortgage Loan Trust 3.064% due 11/25/2037 ~	68	54
IndyMac INDX Mortgage Loan Trust
5.205% due 02/25/2037 •	151	141
5.485% due 07/25/2045 •	85	69
Lehman XS Trust
5.225% due 09/25/2046 •	108	89
5.345% due 08/25/2037 •	169	150
Morgan Stanley Mortgage Loan Trust 5.008% due 06/25/2036 ~	1	1
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	1,060	1,044
SunTrust Adjustable Rate Mortgage Loan Trust 3.670% due 10/25/2037 ^~	43	36
WaMu Mortgage Pass-Through Certificates Trust
3.601% due 02/25/2037 ^~	11	10
3.886% due 03/25/2036 ~	97	85
Washington Mutual Mortgage Pass-Through Certificates Trust 3.888% due 02/25/2047 ^•	134	112

		3,350

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 2.815% due 03/01/2036 •	1	1
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	28	27
Uniform Mortgage-Backed Security, TBA 3.500% due 05/01/2053	1,000	930

		958

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
1.750% due 08/15/2041	2,800	2,030
2.000% due 11/15/2041	1,400	1,058
3.125% due 11/15/2041	2,700	2,463
3.250% due 05/15/2042	100	92
3.375% due 08/15/2042	400	376
U.S. Treasury Notes
3.125% due 08/31/2029 (n)	3,200	3,115

		9,134

Total United States (Cost $21,590)		19,818

URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond 5.100% due 06/18/2050	$500	502

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Uruguay (Cost $480)		502

UZBEKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bond 3.900% due 10/19/2031	$400	322

Total Uzbekistan (Cost $322)		322

VENEZUELA 0.6%
CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	$3,750	168
5.500% due 04/12/2037 ^(c)	4,350	180
6.000% due 05/16/2024 ^(c)	380	18
6.000% due 11/15/2026 ^(c)	1,200	52

		418

SOVEREIGN ISSUES 0.4%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	32
7.650% due 04/21/2025 ^(c)	630	68
8.250% due 10/13/2024 ^(c)	3,850	423
9.000% due 05/07/2023 ^(c)	800	86
9.250% due 09/15/2027 ^(c)	1,190	128
9.375% due 01/13/2034 ^(c)	40	4
11.950% due 08/05/2031 ^(c)	490	53

		794

Total Venezuela (Cost $10,193)		1,212

ZAMBIA 0.0%
SOVEREIGN ISSUES 0.0%
Zambia Government International Bond 8.970% due 07/30/2027 ^(c)	$200	89

Total Zambia (Cost $139)		89

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (j) 2.5%		5,029

U.S. TREASURY BILLS 0.3%
4.392% due 04/06/2023 - 05/09/2023 (e)(f)(n)	$546	545

Total Short-Term Instruments (Cost $5,574)		5,574

Total Investments in Securities (Cost $250,401)		204,234

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	690,868	6,717

Total Short-Term Instruments (Cost $6,717)		6,717

Total Investments in Affiliates (Cost $6,717)		6,717

Total Investments 106.9% (Cost $257,118)		$210,951
Financial Derivative Instruments (l)(m) 0.2%(Cost or Premiums, net $322)		335
Other Assets and Liabilities, net (7.1)%		(13,924)

Net Assets 100.0%		$197,362

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
µ				All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Payment in-kind security.
(c)				Security is not accruing income as of the date of this report.
(d)				Security did not produce income within the last twelve months.
(e)				Coupon represents a weighted average yield to maturity.
(f)				Zero coupon security.
(g)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)				Contingent convertible security.
(i)				RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost		Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'						06/10/2022	$43		$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.750%	03/28/2023	04/04/2023	$688	U.S. Treasury Notes 2.375% due 02/29/2024			$(687)	$688	$688
	4.800	03/28/2023	04/04/2023	1,029	U.S. Treasury Bonds 3.375% due 11/15/2048			(1,044)	1,029	1,030
	4.820	03/28/2023	04/03/2023	1,121	U.S. Treasury Notes 3.875% due 12/31/2027			(1,122)	1,121	1,122
FICC	2.200	03/31/2023	04/03/2023	919	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			(937)	919	919
SGY	4.850	03/28/2023	04/04/2023	1,272	U.S. Treasury Notes 4.125% due 11/15/2032			(1,280)	1,272	1,273

Total Repurchase Agreements								$(5,070)	$5,029	$5,032

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

JML				4.950%	03/24/2023	05/05/2023		$(2,397)		$(2,401)
MYI				2.000	03/20/2023	TBD(3)	EUR	(233)		(253)
NOM				4.820	03/24/2023	TBD(3)		$(2,530)		(2,533)
SCX				7.700	02/17/2023	TBD(3)	ZAR	(25,684)		(1,456)
TDM				4.990	03/24/2023	TBD(3)		$(944)		(945)

Total Reverse Repurchase Agreements										$(7,588)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)

United States (2.1)%
U.S. Treasury Obligations (2.1)%
U.S. Treasury Bonds					3.375%	11/15/2048	$1,100		$(1,051)	$(1,044)
U.S. Treasury Notes					2.375	02/29/2024	700		(683)	(687)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

U.S. Treasury Notes	3.875	12/31/2027	1,100	(1,110)	(1,123)
U.S. Treasury Notes	4.125	11/15/2032	1,200	(1,251)	(1,280)

Total Short Sales (2.1)%	$(4,095)	$(4,134)

(k)	Securities with an aggregate market value of $33,268 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(7,555) at a weighted average interest rate of 5.155%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $46 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2023	12	$2,479	$4	$3	$0
U.S. Treasury 10-Year Note June Futures	06/2023	233	26,777	749	80	0

$753	$83	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	27	$(3,978)	$(119)	$19	$(18)
U.S. Treasury 5-Year Note June Futures	06/2023	92	(10,075)	(205)	0	(21)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	2	(282)	(4)	0	(3)

$(328)	$19	$(42)

Total Futures Contracts	$425	$102	$(42)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Standard Chartered PLC	(1.000)%	Quarterly	12/20/2027	0.837%	EUR	600	$9	$(14)	$(5)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.267%	$100	$0	$1	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(8)	$49	$0	$(2)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$5,700	$(177)	$(86)	$(263)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024	5,400	223	127	350	0	(1)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	BRL	16,800	0	57	57	1	0
Pay	1-Year BRL-CDI	11.415	Maturity	01/04/2027	3,700	0	(13)	(13)	0	0
Receive	1-Year BRL-CDI	13.015	Maturity	01/04/2027	2,200	0	(10)	(10)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	$5,700	334	(814)	(480)	13	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	400	2	(44)	(42)	1	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031	200	3	(28)	(25)	1	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	51	51	8	0
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	03/27/2028	CLP	670,400	0	9	9	0	(4)
Receive	6-Month PLN-WIBOR	5.455	Annual	01/10/2028	PLN	1,400	0	2	2	1	0
Receive	6-Month PLN-WIBOR	5.490	Annual	01/10/2028	1,400	0	2	2	1	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	87	(258)	(171)	6	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	46	(137)	(91)	3	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	11,300	(9)	62	53	0	(1)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	44,500	(48)	250	202	0	(6)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	11,200	(10)	62	52	0	(1)
Receive	28-Day MXN-TIIE	5.530	Lunar	04/24/2025	2,300	(2)	13	11	0	0
Pay	28-Day MXN-TIIE	8.897	Lunar	02/07/2028	48,500	0	30	30	16	0
Pay	28-Day MXN-TIIE	8.740	Lunar	03/07/2028	17,500	0	5	5	6	0

$449	$(720)	$(271)	$57	$(14)

Total Swap Agreements	$515	$(741)	$(226)	$57	$(17)

Cash of $1,313 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	PEN	789	$209	$0	$0
05/2023	$1,472	PEN	5,634	22	0
05/2023	ZAR	115	$6	0	0
08/2023	$3,301	ILS	11,286	0	(146)
BPS	04/2023	BRL	11,456	$2,255	0	(5)
04/2023	EUR	1,239	1,309	0	(35)
04/2023	MXN	17,744	962	0	(21)
04/2023	PLN	60	14	0	0
04/2023	$2,199	BRL	11,456	61	0
04/2023	7	MXN	127	0	0
05/2023	ILS	1,186	$368	38	0
05/2023	$124	EUR	114	0	0
06/2023	MXN	129	$7	0	0
09/2023	ZAR	19,761	1,118	24	0
11/2023	ILS	1,196	346	9	0
BRC	05/2023	ZAR	2,605	141	0	(5)
BSH	04/2023	BRL	29,300	5,396	0	(384)
04/2023	$5,757	BRL	29,300	24	0
10/2023	BRL	3,200	$600	0	(10)
CBK	04/2023	26,561	5,228	0	(12)
04/2023	$5,121	BRL	26,561	120	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

04/2023	197	PEN	789	12	0
05/2023	ILS	4,247	$1,326	145	0
05/2023	PEN	372	94	0	(5)
06/2023	MXN	785	42	0	(1)
06/2023	PEN	1,245	320	0	(9)
07/2023	ILS	13,295	4,163	452	0
08/2023	11,298	3,501	343	0
08/2023	PEN	6,330	1,621	0	(49)
11/2023	ILS	9,633	2,823	115	0
11/2023	$132	EGP	4,275	0	(20)
DUB	04/2023	BRL	4,054	$798	0	(2)
04/2023	$760	BRL	4,054	40	0
04/2023	10,748	EUR	9,932	23	0
04/2023	105	JPY	13,728	0	(1)
05/2023	EUR	9,932	$10,766	0	(23)
05/2023	JPY	13,672	105	1	0
05/2023	ZAR	2,753	148	0	(6)
07/2023	BRL	4,120	760	0	(39)
11/2023	EGP	5,866	207	52	0
GLM	04/2023	BRL	13,980	2,589	0	(169)
04/2023	DOP	8,730	159	0	0
04/2023	$2,752	BRL	13,980	6	0
04/2023	80	CLP	63,960	0	0
04/2023	1,008	MXN	18,901	39	0
05/2023	99	PEN	392	5	0
06/2023	MXN	587	$31	0	(1)
07/2023	DOP	51,099	883	0	(28)
07/2023	$665	BRL	3,555	25	0
08/2023	DOP	9,450	$163	0	(5)
11/2023	EGP	1,297	46	12	0
11/2023	$134	EGP	4,102	0	(27)
JPM	04/2023	BRL	1,800	$335	0	(20)
04/2023	$354	BRL	1,800	1	0
04/2023	233	EUR	218	3	0
05/2023	ZAR	2,308	$124	0	(5)
MBC	04/2023	EUR	616	654	0	(14)
04/2023	GBP	1,473	1,779	0	(38)
04/2023	JPY	9,000	67	0	0
04/2023	$779	EUR	730	13	0
07/2023	3,911	ILS	13,288	0	(201)
09/2023	1,474	ZAR	26,078	0	(31)
MYI	05/2023	1,617	ILS	5,500	0	(86)
05/2023	ZAR	3,524	$192	0	(5)
11/2023	EGP	1,298	46	12	0
NGF	04/2023	JPY	4,712	35	0	0
RBC	04/2023	MXN	127	6	0	(1)
05/2023	299	16	0	(1)
07/2023	66	3	0	0
SCX	04/2023	ZAR	14,842	807	0	(26)
UAG	04/2023	EUR	9,025	9,582	0	(206)
05/2023	GBP	1,473	1,823	5	0
09/2023	ZAR	4,960	283	8	0
11/2023	ILS	797	230	6	0

Total Forward Foreign Currency Contracts	$1,616	$(1,637)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	1.511%	$100	$3	$(1)	$2	$0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.635	400	34	1	35	0
BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.511	100	3	(1)	2	0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.635	300	26	0	26	0
DUB	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.635	600	60	(7)	53	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2027	0.412	1,200	(42)	14	0	(28)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.327	100	0	(1)	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.327	200	0	(2)	0	(2)
Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.635	800	77	(7)	70	0

$161	$(4)	$188	$(31)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	2.971%		$300	$(44)	$6	$0	$(38)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.333		300	1	2	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.542		1,000	25	(13)	12	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.721		100	1	0	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.731		800	(21)	6	0	(15)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.339		1,400	0	12	12	0
	Montenegro Government International Bond «	1.000	Quarterly	06/20/2023	3.189	EUR	100	(8)	7	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.296		$1,500	21	(8)	13	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	2.061		200	(15)	6	0	(9)
	Chile Government International Bond	1.000	Quarterly	12/20/2023	0.236		100	0	1	1	0
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.333		100	0	1	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.400		300	0	3	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.934		1,000	(5)	8	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.226		100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434		400	(1)	5	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.840		300	0	2	2	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.640		600	5	2	7	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.386		100	0	1	1	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	2.356		200	(18)	7	0	(11)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	15.446		450	(67)	36	0	(31)
	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.614		1,000	17	(5)	12	0
	Hungary Government International Bond	1.000	Quarterly	12/20/2023	0.609		400	(3)	4	1	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.495		100	1	(1)	0	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.510		100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.352		500	5	1	6	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	0.705		200	(1)	1	0	0
CBK	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.446		200	0	1	1	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.543		300	0	2	2	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.570		800	9	0	9	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.352		1,900	(64)	85	21	0
GLM	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.510		100	0	0	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.971		100	(15)	2	0	(13)
	Indonesia Government International Bond	1.000	Quarterly	12/20/2027	0.859		6,900	(134)	178	44	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199		100	(2)	1	0	(1)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.640		1,500	7	10	17	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.386		100	0	1	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.352		300	3	0	3	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.226		400	(6)	8	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.339		100	(1)	2	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.296		900	10	(2)	8	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.566		600	(13)	8	0	(5)
	Nigeria Government International Bond	1.000	Quarterly	06/20/2023	12.346		500	(12)	0	0	(12)
	Poland Government International Bond	1.000	Quarterly	06/20/2028	1.017		100	0	0	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.828		500	(8)	9	1	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.657		300	(10)	9	0	(1)
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	3.500		100	1	4	5	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.583		200	(11)	9	0	(2)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.400	200	1	1	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.721	700	4	3	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.339	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.944	200	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	600	(13)	8	0	(5)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.640	1,800	3	17	20	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.296	1,400	8	4	12	0

							$(354)	$453	$243	$(144)

Total Swap Agreements							$(193)	$449	$431	$(175)

(n)

Securities with an aggregate market value of $541 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$180	$0	$180
Angola
Sovereign Issues	0	355	0	355
Argentina
Sovereign Issues	0	3,510	0	3,510
Armenia
Sovereign Issues	0	633	0	633
Azerbaijan
Corporate Bonds & Notes	0	1,428	0	1,428
Bahamas
Sovereign Issues	0	458	0	458
Bahrain
Sovereign Issues	0	278	0	278
Belarus
Sovereign Issues	0	70	0	70
Bermuda
Corporate Bonds & Notes	0	341	0	341
Brazil
Corporate Bonds & Notes	0	3,829	0	3,829
Sovereign Issues	0	2,554	0	2,554
Cameroon
Sovereign Issues	0	313	0	313
Cayman Islands
Corporate Bonds & Notes	0	2,621	256	2,877
Chile
Corporate Bonds & Notes	0	3,334	0	3,334
Sovereign Issues	0	2,011	0	2,011
China
Corporate Bonds & Notes	0	164	0	164
Colombia
Corporate Bonds & Notes	0	1,014	0	1,014
Sovereign Issues	0	3,996	0	3,996
Costa Rica
Sovereign Issues	0	854	0	854
Dominican Republic
Sovereign Issues	0	6,583	0	6,583
Ecuador
Corporate Bonds & Notes	0	72	0	72
Sovereign Issues	0	1,391	0	1,391
Egypt
Sovereign Issues	0	3,972	0	3,972
El Salvador
Sovereign Issues	0	347	0	347
Ethiopia
Sovereign Issues	0	141	0	141
Ghana
Sovereign Issues	0	1,118	0	1,118
Guatemala
Sovereign Issues	0	849	0	849
Hong Kong
Corporate Bonds & Notes	0	1,552	0	1,552
Sovereign Issues	0	754	0	754
Hungary
Sovereign Issues	0	2,604	0	2,604
India
Corporate Bonds & Notes	0	409	0	409
Sovereign Issues	0	912	0	912
Indonesia
Corporate Bonds & Notes	0	8,194	0	8,194
Sovereign Issues	0	3,434	0	3,434
Ireland
Corporate Bonds & Notes	0	1,276	0	1,276
Israel
Corporate Bonds & Notes	0	1,070	0	1,070
Sovereign Issues	0	3,221	0	3,221
Ivory Coast
Sovereign Issues	0	1,503	0	1,503
Jamaica
Corporate Bonds & Notes	0	158	0	158
Japan
Corporate Bonds & Notes	0	994	0	994
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,067	0	1,067
Jordan
Sovereign Issues	0	841	0	841
Kazakhstan
Corporate Bonds & Notes	0	3,505	0	3,505
Sovereign Issues	0	179	0	179
Kenya
Sovereign Issues	0	635	0	635
Lebanon
Sovereign Issues	0	39	0	39
Luxembourg
Corporate Bonds & Notes	0	1,801	0	1,801

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Macedonia
Sovereign Issues	0	546	0	546
Malaysia
Corporate Bonds & Notes	0	1,614	0	1,614
Mauritius
Corporate Bonds & Notes	0	471	0	471
Mexico
Corporate Bonds & Notes	0	10,095	0	10,095
Sovereign Issues	0	5,255	0	5,255
Mongolia
Sovereign Issues	0	695	0	695
Morocco
Corporate Bonds & Notes	0	694	0	694
Sovereign Issues	0	791	0	791
Namibia
Sovereign Issues	0	286	0	286
Netherlands
Corporate Bonds & Notes	0	3,599	0	3,599
Nigeria
Corporate Bonds & Notes	0	506	0	506
Sovereign Issues	0	3,063	0	3,063
Oman
Corporate Bonds & Notes	0	197	0	197
Sovereign Issues	0	2,580	0	2,580
Pakistan
Sovereign Issues	0	462	0	462
Panama
Corporate Bonds & Notes	0	738	0	738
Sovereign Issues	0	3,261	0	3,261
Paraguay
Sovereign Issues	0	568	0	568
Peru
Corporate Bonds & Notes	0	1,547	0	1,547
Sovereign Issues	0	980	0	980
Philippines
Corporate Bonds & Notes	0	931	0	931
Sovereign Issues	0	3,012	0	3,012
Poland
Sovereign Issues	0	2,351	0	2,351
Qatar
Corporate Bonds & Notes	0	3,190	0	3,190
Sovereign Issues	0	2,731	0	2,731
Romania
Sovereign Issues	0	3,115	0	3,115
Russia
Sovereign Issues	0	193	51	244
Rwanda
Sovereign Issues	0	145	0	145
Saudi Arabia
Corporate Bonds & Notes	0	2,753	0	2,753
Sovereign Issues	0	9,291	0	9,291
Senegal
Sovereign Issues	0	611	0	611
Serbia
Sovereign Issues	0	1,664	0	1,664
Singapore
Corporate Bonds & Notes	0	367	0	367
South Africa
Corporate Bonds & Notes	0	2,228	1,355	3,583
Sovereign Issues	0	5,201	0	5,201
South Korea
Corporate Bonds & Notes	0	805	0	805
Spain
Corporate Bonds & Notes	0	786	0	786
Sri Lanka
Sovereign Issues	0	1,214	0	1,214
Supranational
Corporate Bonds & Notes	0	538	0	538
Switzerland
Corporate Bonds & Notes	0	545	0	545
Tunisia
Sovereign Issues	0	521	0	521
Turkey
Corporate Bonds & Notes	0	573	0	573
Loan Participations and Assignments	0	0	1,044	1,044
Sovereign Issues	0	8,528	0	8,528
Ukraine
Corporate Bonds & Notes	0	140	0	140
Sovereign Issues	0	487	0	487
United Arab Emirates
Corporate Bonds & Notes	0	1,869	0	1,869
Sovereign Issues	0	2,081	0	2,081
United Kingdom
Corporate Bonds & Notes	0	1,883	0	1,883
Non-Agency Mortgage-Backed Securities	0	1,746	0	1,746
United States

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Asset-Backed Securities	0	3,184	0	3,184
Common Stocks	0	0	43	43
Corporate Bonds & Notes	0	2,180	0	2,180
Loan Participations and Assignments	0	0	969	969
Non-Agency Mortgage-Backed Securities	0	3,350	0	3,350
U.S. Government Agencies	0	958	0	958
U.S. Treasury Obligations	0	9,134	0	9,134
Uruguay
Sovereign Issues	0	502	0	502
Uzbekistan
Sovereign Issues	0	322	0	322
Venezuela
Corporate Bonds & Notes	0	418	0	418
Sovereign Issues	0	794	0	794
Zambia
Sovereign Issues	0	89	0	89
Short-Term Instruments
Repurchase Agreements	0	5,029	0	5,029
U.S. Treasury Bills	0	545	0	545

$0	$200,516	$3,718	$204,234
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,717	$0	$0	$6,717

Total Investments	$6,717	$200,516	$3,718	$210,951

Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(4,134)	$0	$(4,134)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	140	0	159
Over the counter	0	2,047	0	2,047

$19	$2,187	$0	$2,206
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(41)	0	(59)
Over the counter	0	(1,811)	(1)	(1,812)

$(18)	$(1,852)	$(1)	$(1,871)

Total Financial Derivative Instruments	$1	$335	$(1)	$335

Totals	$6,718	$196,717	$3,717	$207,152

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (2)

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$254	$0	$0	$0	$0	$2	$0	$0	$256	$2
Russia
Sovereign Issues	0	0	0	0	0	0	51	0	51	0
South Africa
Corporate Bonds & Notes	1,408	0	0	0	0	(53)	0	0	1,355	(53)
Turkey
Loan Participations and Assignments	0	0	0	0	0	0	1,044	0	1,044	0
United States
Common Stocks	43	0	0	0	0	0	0	0	43	0
Loan Participations and Assignments	0	965	0	0	0	4	0	0	969	4

$1,705	$965	$0	$0	$0	$(47)	$1,095	$0	$3,718	$(47)
Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$0	$0	$0	$0	$0	$0	$0	$(1)	$0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2023 (Unaudited)

Totals	$1,704	$965	$0	$0	$0	$(47)	$1,095	$0	$3,717	$(47)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$256	Proxy Pricing	Base Price	101.000	—
Russia
Sovereign Issues	51	Third Party Vendor	Expected Recovery	6.000	—
South Africa
Corporate Bonds & Notes	1,355	Discounted Cash Flow	Discount Rate	9.300	—
Turkey
Loan Participations and Assignments	1,044	Third Party Vendor	Broker Quote	96.250	—
United States
Common Stocks	43	Comparable Multiple	EBITDA Multiple	X	6.000	—
Loan Participations and Assignments	969	Proxy Pricing	Base Price	96.500	—
Financial Derivative Instruments - Liabilities
Over the counter	(1)	Indicative Market Quotation	Broker Quote	(0.658)	—

Total	$3,717

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Abusive Trading Practices " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from

Notes to Financial Statements (Cont.)

actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,656	$35,162	$(30,100)	$(1)	$0	$6,717	$62	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Notes to Financial Statements (Cont.)

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CLP	Chilean Peso	ILS	Israeli Shekel	PLN	Polish Zloty
DOP	Dominican Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
EGP	Egyptian Pound	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	SOFR	Secured Overnight Financing Rate	US0006M	ICE 6-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.3% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$68	$17
1.500% due 07/09/2035 þ		44	11
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	620	1

Total Argentina (Cost $57)			29

AUSTRALIA 1.6%
SOVEREIGN ISSUES 1.6%
Australia Government International Bond
0.500% due 09/21/2026	AUD	2,200	1,353
1.000% due 11/21/2031		300	166
1.750% due 06/21/2051		50	22
2.500% due 05/21/2030		400	256
4.500% due 04/21/2033		200	147

Total Australia (Cost $2,281)			1,944

CANADA 0.4%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$77	68
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	290

			358

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)	CAD	133	100

Total Canada (Cost $559)			458

CAYMAN ISLANDS 6.5%
ASSET-BACKED SECURITIES 6.0%
Apidos CLO 5.722% due 07/17/2030 •		$250	247
Arbor Realty Commercial Real Estate Notes Ltd. 6.008% due 01/15/2037 •		300	296
Bain Capital Credit CLO Ltd. 5.778% due 07/20/2030 •		272	269
BDS Ltd. 6.111% due 12/16/2036 •		400	393
Birch Grove CLO Ltd. 5.996% due 06/15/2031 •		500	491
Carlyle Global Market Strategies CLO Ltd. 5.819% due 08/14/2030 •		240	238
Carlyle US CLO Ltd. 5.808% due 04/20/2031 •		300	295
CIFC Funding Ltd. 5.766% due 10/24/2030 •		484	479
Gallatin CLO Ltd. 5.865% due 01/21/2028 •		109	108
Halseypoint CLO Ltd. 6.252% due 11/30/2032 •		300	297
KREF Ltd. 6.206% due 02/17/2039 •		300	294
LCM Ltd. 5.888% due 04/20/2031 •		500	490
Marble Point CLO Ltd. 5.832% due 10/15/2030 •		385	380
MF1 Ltd. 5.910% due 02/19/2037 •		300	292
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •		94	92

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Sound Point CLO Ltd. 5.715% due 01/23/2029 •		225	224
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •		500	484
Starwood Mortgage Trust 5.908% due 11/15/2038 •		300	294
TPG Real Estate Finance Issuer Ltd. 6.208% due 02/15/2039 ~		300	295
Venture CLO Ltd.
5.672% due 04/15/2027 •		58	58
5.854% due 09/07/2030 •		495	488
5.908% due 01/20/2029 ~		378	374
Voya CLO Ltd. 5.742% due 04/17/2030 •		436	431

			7,309

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	239
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	209
Sands China Ltd. 5.625% due 08/08/2025		200	195

			643

Total Cayman Islands (Cost $8,105)			7,952

DENMARK 2.5%
CORPORATE BONDS & NOTES 2.5%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	13,842	1,441
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		124	13
1.500% due 10/01/2053		881	96
Nykredit Realkredit AS
1.000% due 10/01/2050		10,594	1,140
1.500% due 10/01/2053		966	109
Realkredit Danmark AS
1.000% due 10/01/2050		2,396	258
1.500% due 10/01/2053		290	33

Total Denmark (Cost $4,312)			3,090

FRANCE 3.3%
CORPORATE BONDS & NOTES 0.4%
BNP Paribas SA 2.871% due 04/19/2032 •		$200	167
Societe Generale SA
2.226% due 01/21/2026 •		200	184
2.797% due 01/19/2028 •		200	177

			528

SOVEREIGN ISSUES 2.9%
France Government International Bond
0.750% due 05/25/2052	EUR	1,600	950
2.000% due 05/25/2048		800	690
UNEDIC ASSEO 0.875% due 05/25/2028		2,000	1,957

			3,597

Total France (Cost $5,331)			4,125

GERMANY 2.4%
CORPORATE BONDS & NOTES 2.4%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	187
1.750% due 11/19/2030 •		200	171
2.625% due 02/12/2026		300	302
3.035% due 05/28/2032 •(h)		$150	116
3.547% due 09/18/2031 •		200	164
3.729% due 01/14/2032 •(h)		200	149
3.961% due 11/26/2025 •		200	189
5.882% due 07/08/2031 •		200	174
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (d)	EUR	1,200	1,140
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	500	312

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Total Germany (Cost $3,400)			2,904

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	204

Total Hungary (Cost $199)			204

IRELAND 2.3%
ASSET-BACKED SECURITIES 1.9%
Accunia European CLO DAC 3.238% due 07/15/2030 •	EUR	195	209
Armada Euro CLO DAC 3.008% due 07/15/2031 •		400	423
BlueMountain Fuji EUR CLO II DAC 2.938% due 07/15/2030 •		184	196
CVC Cordatus Loan Fund DAC 2.938% due 10/15/2031 •		250	265
Harvest CLO DAC 1.040% due 07/15/2031		400	398
Jubilee CLO DAC
2.898% due 04/15/2030 ~		250	265
2.938% due 04/15/2031 •		250	262
Man GLG Euro CLO DAC 3.647% due 12/15/2031 •		300	317

			2,335

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	187

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 3.752% due 01/24/2061 •	EUR	260	278

Total Ireland (Cost $3,135)			2,800

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond 0.150% due 07/31/2023	ILS	2,100	576

Total Israel (Cost $596)			576

ITALY 0.7%
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	292
3.625% due 09/24/2024		100	103
UniCredit SpA 7.830% due 12/04/2023		$500	505

Total Italy (Cost $980)			900

JAPAN 6.9%
CORPORATE BONDS & NOTES 0.6%
Mizuho Financial Group, Inc. 5.588% (US0003M + 0.630%) due 05/25/2024 ~		$200	199
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		300	272
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		300	305

			776

SOVEREIGN ISSUES 6.3%
Development Bank of Japan, Inc. 2.125% due 09/01/2026	EUR	500	520
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$400	364
2.375% due 09/08/2027	EUR	2,300	2,393
Japan Government International Bond
0.005% due 03/01/2024	JPY	100,000	754
0.005% due 04/01/2024		110,000	829

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

0.005% due 05/01/2024		50,000	377
0.100% due 03/10/2028 (f)		183,055	1,426
0.500% due 03/20/2049		100,000	632
0.700% due 06/20/2051		64,000	417

			7,712

Total Japan (Cost $9,228)			8,488

LUXEMBOURG 4.6%
CORPORATE BONDS & NOTES 4.6%
European Financial Stability Facility 1.250% due 05/24/2033	EUR	5,900	5,410
TMS Issuer SARL 5.780% due 08/23/2032		$200	209

Total Luxembourg (Cost $5,688)			5,619

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
ING Groep NV 6.177% (US0003M + 1.000%) due 10/02/2023 ~		$700	700

Total Netherlands (Cost $700)			700

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	187

Total Norway (Cost $218)			187

PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
6.350% due 08/12/2028	PEN	2,700	700
8.200% due 08/12/2026		800	223

Total Peru (Cost $1,089)			923

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	213
4.875% due 10/04/2033 (b)		$100	100
5.500% due 04/04/2053 (b)		100	101

Total Poland (Cost $412)			414

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$200	170

Total Qatar (Cost $198)			170

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	160
2.000% due 01/28/2032		100	77
2.000% due 04/14/2033		100	74
2.124% due 07/16/2031		100	79
2.750% due 04/14/2041		100	64
2.875% due 04/13/2042		100	64
5.000% due 09/27/2026		300	325
Total Romania (Cost $1,109)			843

SAUDI ARABIA 0.4%
SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
4.750% due 01/18/2028		$300	304

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

4.875% due 07/18/2033		200	202

Total Saudi Arabia (Cost $497)			506

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	84
2.050% due 09/23/2036		100	66

Total Serbia (Cost $230)			150

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA 1.849% due 03/25/2026		$200	180

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	108
Spain Government International Bond 3.450% due 07/30/2066		550	549

			657

Total Spain (Cost $1,288)			837

SUPRANATIONAL 1.9%
CORPORATE BONDS & NOTES 1.9%
European Investment Bank
0.500% due 07/21/2023	AUD	600	397
0.500% due 01/15/2027	EUR	1,200	1,190
European Union 2.500% due 11/04/2027		700	745

Total Supranational (Cost $2,473)			2,332

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$400	385
Credit Suisse Group AG
6.442% due 08/11/2028 •		300	298
6.537% due 08/12/2033 •		600	618

Total Switzerland (Cost $1,233)			1,301

UNITED KINGDOM 5.7%
CORPORATE BONDS & NOTES 2.4%
Barclays PLC
4.338% due 05/16/2024 •		$400	399
5.458% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	250	167
5.845% (BBSW3M + 2.150%) due 06/26/2024 ~		500	337
HSBC Holdings PLC
2.848% due 06/04/2031 •		$200	168
3.973% due 05/22/2030 •		100	90
4.041% due 03/13/2028 •		200	188
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	200	236
NatWest Group PLC 4.892% due 05/18/2029 •		$400	385
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		300	305
Standard Chartered PLC
1.822% due 11/23/2025 •		300	279
2.608% due 01/12/2028 •		200	177
2.678% due 06/29/2032 •		300	236

			2,967

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Avon Finance PLC 5.071% due 09/20/2048 •	GBP	189	233
Eurohome UK Mortgages PLC 4.410% due 06/15/2044 •		231	272
Eurosail PLC 5.221% due 06/13/2045 •		201	243

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~	187	230
Ripon Mortgages PLC 4.815% due 08/28/2056 •	805	983
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •	478	589
Towd Point Mortgage Funding
5.037% due 10/20/2051 •	227	280
5.243% due 07/20/2045 ~	497	607
5.243% due 07/20/2045 •	248	304
Trinity Square PLC 4.713% due 07/15/2059 •	202	248

		3,989

Total United Kingdom (Cost $7,578)		6,956

UNITED STATES 48.0%
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp. Home Equity Loan Trust 5.745% due 08/25/2035 •	$466	445
Citigroup Mortgage Loan Trust 5.835% due 07/25/2035 •	500	458
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	416	421
Countrywide Asset-Backed Certificates 5.245% due 08/25/2034 •	69	63
Countrywide Asset-Backed Certificates Trust
5.065% due 06/25/2047 •	630	597
5.585% due 08/25/2047 •	56	54
Credit-Based Asset Servicing & Securitization Trust 4.965% due 11/25/2036 •	13	6
Fortress Credit Investments Ltd. 6.410% due 02/23/2039 •	300	289
GSAMP Trust 5.345% due 05/25/2046 •	486	447
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	149	138
Morgan Stanley ABS Capital, Inc. Trust
4.955% due 03/25/2037 •	797	356
5.345% due 08/25/2036 ~	1,820	957
New Century Home Equity Loan Trust 5.580% due 06/25/2035 ~	9	9
NovaStar Mortgage Funding Trust 5.385% due 05/25/2036 •	500	463
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	454	146
Securitized Asset-Backed Receivables LLC Trust 4.945% due 12/25/2036 •	5	3
SMB Private Education Loan Trust
1.290% due 07/15/2053	184	165
5.784% due 07/15/2053 •	46	45
6.008% due 02/16/2055 •	257	253
Soundview Home Loan Trust 5.345% due 11/25/2036 ~	483	446
Structured Asset Securities Corp. Mortgage Loan Trust 6.162% due 04/25/2035 •	3	3
Terwin Mortgage Trust 5.785% due 11/25/2033 •	9	8
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	100	103
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	500	486
Washington Mutual Asset-Backed Certificates Trust 4.433% due 10/25/2036 •	31	12

		6,373

CORPORATE BONDS & NOTES 4.1%
American Tower Corp. 3.800% due 08/15/2029	400	372
Bayer U.S. Finance LLC
4.250% due 12/15/2025	200	196
5.876% (US0003M + 1.010%) due 12/15/2023 ~	300	300
British Airways Pass-Through Trust 3.350% due 12/15/2030	70	60
Broadcom, Inc. 3.137% due 11/15/2035	400	308
Charter Communications Operating LLC 6.384% due 10/23/2035	600	598
Citigroup, Inc. 3.290% due 03/17/2026 •(h)	200	192
Corebridge Financial, Inc. 3.500% due 04/04/2025	100	96

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	186
2.748% due 06/14/2024	GBP	100	118
3.416% due 12/01/2024 •	EUR	100	106
GA Global Funding Trust 2.250% due 01/06/2027		$150	131
GLP Capital LP 5.300% due 01/15/2029		200	191
Goldman Sachs Group, Inc. 5.324% (SOFRRATE + 0.700%) due 01/24/2025 ~		500	495
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	98
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		400	393
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	468
Organon & Co. 4.125% due 04/30/2028		$200	183
Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	95
4.000% due 12/01/2046		100	71
Principal Life Global Funding 1.375% due 01/10/2025		100	94
Southern California Edison Co.
5.141% (SOFRRATE + 0.640%) due 04/03/2023 ~		100	100
5.679% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	99
Wells Fargo & Co. 3.908% due 04/25/2026 •		100	97

			5,047

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 7.172% (LIBOR03M + 2.250%) due 03/15/2027 ~		224	149

MUNICIPAL BONDS & NOTES 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033		100	98

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust 3.359% due 09/25/2035 ^~		3	2
American Home Mortgage Assets Trust
5.035% due 05/25/2046 ^•		110	88
5.055% due 10/25/2046 •		238	128
Banc of America Funding Trust
3.928% due 10/20/2046 ^~		47	38
4.160% due 02/20/2036 ~		33	30
5.500% due 01/25/2036		36	36
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		263	223
BCAP LLC Trust
5.185% due 01/25/2037 ^•		101	90
5.250% due 04/26/2037		315	187
Bear Stearns Adjustable Rate Mortgage Trust
3.232% due 08/25/2033 ~		2	2
3.620% due 05/25/2047 ^~		70	61
4.036% due 11/25/2034 ~		1	1
4.083% due 05/25/2034 ~		6	5
4.099% due 05/25/2034 ~		3	2
4.135% due 10/25/2033 ~		2	1
Bear Stearns ALT-A Trust
3.841% due 08/25/2036 ^~		99	51
3.895% due 11/25/2035 ^~		56	44
3.964% due 09/25/2035 ^~		53	32
Bear Stearns Structured Products, Inc. Trust 3.649% due 12/26/2046 ^~		40	30
BX Commercial Mortgage Trust 5.414% due 10/15/2036 •		298	287
Chase Mortgage Finance Trust 3.774% due 07/25/2037 ~		11	8
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.025% due 07/25/2036 ~		222	193
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		944	769
3.790% due 09/25/2035 •		3	3
7.110% due 10/25/2035 ^~		108	103
Countrywide Alternative Loan Trust
3.848% due 11/25/2035 ^~		96	81
4.638% due 11/25/2035 •		12	10
4.956% due 12/20/2046 ^•		170	135
4.971% due 07/20/2046 ^~		106	81
5.178% due 11/25/2035 •		12	10
5.181% due 03/20/2046 •		52	40

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

5.195% due 05/25/2037 ^•	33	12
5.250% due 06/25/2035 ^	7	6
5.405% due 02/25/2037 •	62	50
6.000% due 04/25/2037 ^	39	18
6.250% due 08/25/2037 ^	18	10
6.500% due 06/25/2036 ^	90	46
Countrywide Home Loan Mortgage Pass-Through Trust
3.029% due 05/25/2047 ~	51	42
3.786% due 11/25/2034 ~	5	4
5.305% due 05/25/2035 •	29	24
5.385% due 04/25/2046 •	900	259
5.425% due 04/25/2035 ~	4	3
5.445% due 03/25/2035 •	278	191
5.465% due 02/25/2035 ~	223	190
5.485% due 03/25/2035 •	27	22
5.500% due 10/25/2035	36	21
5.505% due 02/25/2035 •	3	3
5.605% due 09/25/2034 •	2	2
6.537% due 02/20/2036 ^•	147	131
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	84	68
6.500% due 07/26/2036 ^	103	27
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 ^þ	94	84
GCAT Trust 3.000% due 04/25/2052 ~	375	318
GreenPoint Mortgage Funding Trust 5.385% due 11/25/2045 •	5	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	87	71
2.500% due 01/25/2052 ~	355	289
2.500% due 02/25/2052 ~	173	141
GSR Mortgage Loan Trust
3.028% due 06/25/2034 ~	1	1
4.052% due 09/25/2035 ~	30	28
6.780% due 03/25/2033 •	1	1
HarborView Mortgage Loan Trust 3.988% due 12/19/2036 ^•	59	48
IndyMac INDX Mortgage Loan Trust 3.501% due 09/25/2035 ^~	83	67
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	608	516
3.000% due 03/25/2052 ~	547	467
3.000% due 04/25/2052 ~	591	502
3.000% due 05/25/2052 ~	972	826
3.202% due 11/25/2033 ~	2	2
3.754% due 02/25/2035 ~	1	1
3.886% due 01/25/2037 ^~	63	46
Luminent Mortgage Trust 5.565% due 04/25/2036 •	184	149
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	345
MASTR Adjustable Rate Mortgages Trust 3.522% due 05/25/2034 ~	188	171
MASTR Alternative Loan Trust 5.245% due 03/25/2036 ^~	44	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.124% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
3.615% due 02/25/2036 ~	6	6
3.955% due 02/25/2033 ~	3	3
5.265% due 02/25/2036 •	26	24
Merrill Lynch Mortgage-Backed Securities Trust 3.675% due 04/25/2037 ^~	4	3
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	293	273
2.750% due 11/25/2059 ~	250	235
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.669% due 10/25/2035 ~	6	3
NYO Commercial Mortgage Trust 5.780% due 11/15/2038 •	400	368
OBX Trust
2.500% due 10/25/2051 ~	354	288
5.495% due 06/25/2057 ~	89	84
One New York Plaza Trust 5.634% due 01/15/2036 •	500	480
PMT Loan Trust 2.500% due 07/25/2051 ~	348	282
Residential Accredit Loans, Inc. Trust
5.265% due 04/25/2046 ~	117	34
6.000% due 12/25/2036 ^	137	110
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	28	23
Structured Adjustable Rate Mortgage Loan Trust
4.798% due 04/25/2034 ~	3	3
5.193% due 02/25/2034 ~	3	2

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Structured Asset Mortgage Investments Trust
5.065% due 09/25/2047 •	153	123
5.225% due 07/25/2046 ^•	184	124
5.261% due 07/19/2035 •	37	35
5.265% due 05/25/2036 •	30	20
5.285% due 05/25/2036 •	174	132
5.341% due 07/19/2034 •	1	1
5.405% due 02/25/2036 ^•	148	121
5.461% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 5.125% due 01/25/2036 •	70	56
SunTrust Alternative Loan Trust 5.495% due 12/25/2035 ^•	165	136
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	248	218
2.710% due 01/25/2060 ~	202	189
2.900% due 10/25/2059 ~	840	786
UWM Mortgage Trust 2.500% due 11/25/2051 ~	452	368
WaMu Mortgage Pass-Through Certificates Trust
3.162% due 01/25/2037 ^~	11	9
3.233% due 06/25/2033 ~	2	2
3.264% due 06/25/2037 ^~	26	23
3.489% due 12/25/2036 ^~	14	12
3.518% due 12/25/2036 ^~	2	2
3.596% due 09/25/2036 ~	33	27
3.838% due 02/25/2047 ^•	141	116
4.186% due 07/25/2046 •	92	74
4.198% due 02/25/2033 ~	21	20
4.287% due 03/25/2034 ~	7	6
4.538% due 08/25/2042 •	1	1
5.385% due 12/25/2045 •	12	11
5.465% due 01/25/2045 •	1	1
5.485% due 01/25/2045 •	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 4.078% due 07/25/2046 ^•	31	19

		12,839

U.S. GOVERNMENT AGENCIES 23.2%
Fannie Mae
3.000% due 03/01/2060	188	170
3.500% due 01/01/2059	327	307
3.622% due 12/01/2034 •	1	1
4.395% due 11/01/2034 •	7	8
4.965% due 03/25/2034 •	1	1
5.245% due 06/25/2036 •	7	7
6.000% due 07/25/2044	9	9
Freddie Mac
0.000% due 01/15/2038 ~(a)	100	4
3.000% due 03/01/2045	169	156
3.507% due 04/01/2037 •	9	9
3.759% due 01/15/2038 •	100	98
4.338% due 10/25/2044 •	13	13
5.125% due 09/25/2031 •	6	6
6.000% due 04/15/2036	94	100
Ginnie Mae
3.000% due 07/20/2046	5	5
6.000% due 09/20/2038	2	2
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	237	205
3.000% due 08/01/2042 - 10/01/2049	347	316
3.500% due 10/01/2034 - 07/01/2050	377	356
4.000% due 06/01/2050	129	124
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2053	2,900	2,502
3.000% due 05/01/2053	5,000	4,491
3.500% due 05/01/2053	7,900	7,346
4.000% due 04/01/2053	5,300	5,069
4.500% due 05/01/2053	6,300	6,175
6.000% due 05/01/2053	900	918

		28,398

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds
1.625% due 11/15/2050	200	128
1.875% due 02/15/2041 (m)	300	225
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	811	786
0.125% due 07/15/2031 (m)	335	309
0.125% due 01/15/2032	108	99
0.250% due 01/15/2025	884	863
0.500% due 01/15/2028 (k)(m)	485	468
0.625% due 07/15/2032	103	98
1.125% due 01/15/2033	402	401

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

1.750% due 01/15/2028 (k)(m)		2,000	2,047
3.875% due 04/15/2029 (m)		291	336
U.S. Treasury Notes
3.500% due 02/15/2033		100	100

			5,860

Total United States (Cost $61,629)			58,764

SHORT-TERM INSTRUMENTS 17.8%
COMMERCIAL PAPER 0.2%
BAT International Finance PLC 6.000% due 05/19/2023		$300	298

REPURCHASE AGREEMENTS (i) 0.5%			589

ARGENTINA TREASURY BILLS 0.0%
8.517% due 09/18/2023 (d)(e)	ARS	8,564	20

JAPAN TREASURY BILLS 17.1%
(0.155)% due 04/10/2023 - 06/12/2023 (c)(d)	JPY	2,770,000	20,864

Total Short-Term Instruments (Cost $22,223)			21,771

Total Investments in Securities (Cost $144,748)			134,943

		SHARES
INVESTMENTS IN AFFILIATES 5.5%
SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short Asset Portfolio		403,083	3,869
PIMCO Short-Term Floating NAV Portfolio III		291,647	2,835

Total Short-Term Instruments (Cost $6,843)			6,704

Total Investments in Affiliates (Cost $6,843)			6,704

Total Investments 115.8% (Cost $151,591)			$141,647
Financial Derivative Instruments (j)(l) 0.4%(Cost or Premiums, net $(119))			628
Other Assets and Liabilities, net (16.3)%			(19,965)

Net Assets 100.0%			$122,310

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$200	$192	0.16%
Deutsche Bank AG	3.035	05/28/2032	05/28/2021	150	116	0.09
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	149	0.12

$550	$457	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$589	U.S. Treasury Notes 2.250% due 11/15/2025	$(601)	$589	$589

Total Repurchase Agreements	$(601)	$589	$589

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (11.2)%
U.S. Government Agencies (11.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2038	$2,000	$(1,770)	$(1,805)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2053	14,300	(11,776)	(11,834)

Total Short Sales (11.2)%	$(13,546)	$(13,639)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(131) at a weighted average interest rate of 4.120%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures	$108.500	04/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures	111.500	04/21/2023	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.000	04/21/2023	4	4	(2)	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	1	1	(1)	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	4	4	(4)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2	5	(2)	(6)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(2)	(1)

Total Written Options	$(11)	$(8)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	9	$2,140	$0	$0	$(1)
Australia Government 10-Year Bond June Futures	06/2023	5	411	13	2	(2)
Canada Government 10-Year Bond June Futures	06/2023	38	3,547	114	12	0
U.S. Treasury 5-Year Note June Futures	06/2023	36	3,942	20	8	0
U.S. Treasury 10-Year Note June Futures	06/2023	3	345	11	1	0

$158	$23	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	100	$(23,925)	$(34)	$0	$(5)
Australia Government 3-Year Bond June Futures	06/2023	11	(800)	(11)	2	(1)
Canada Government 5-Year Bond June Futures	06/2023	43	(3,626)	20	0	(6)
Euro-Bobl June Futures	06/2023	56	(7,159)	(31)	29	(18)
Euro-BTP Italy Government Bond June Futures	06/2023	168	(19,198)	(205)	53	(27)
Euro-BTP June Futures	06/2023	26	(3,253)	(105)	18	(22)
Euro-Bund June Futures	06/2023	18	(2,652)	(55)	13	(12)
Euro-Buxl 30-Year Bond June Futures	06/2023	2	(306)	(19)	1	(2)
Euro-Oat June Futures	06/2023	83	(11,722)	(375)	55	(60)
Japan Government 10-Year Bond June Futures	06/2023	4	(4,462)	12	15	0
U.S. Treasury 2-Year Note June Futures	06/2023	11	(2,271)	1	0	(2)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	8	(969)	(5)	0	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	5	(706)	(29)	0	(7)
United Kingdom Long Gilt June Futures	06/2023	32	(4,080)	(109)	24	0

$(945)	$210	$(166)

Total Futures Contracts	$(787)	$233	$(169)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.157%	EUR	200	$(1)	$(1)	$(2)	$1	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.147	200	(24)	24	0	0	0

$(25)	$23	$(2)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-38 10-Year Index	(1.000)%	Quarterly	06/20/2032	$200	$3	$(3)	$0	$0	$(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	4,100	76	(47)	29	0	(10)
CDX.IG-40 10-Year Index	(1.000)	Quarterly	06/20/2033	11,800	182	(86)	96	0	(23)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	1,600	38	(15)	23	0	(7)

$299	$(151)	$148	$0	$(41)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$400	$2	$3	$5	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	1.250%	Annual	10/28/2023	GBP	5,200	$(7)	$(173)	$(180)	$0	$(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/20/2025		600	(5)	3	(2)	0	(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		400	(2)	4	2	0	(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		3,100	(27)	56	29	0	(13)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		600	(18)	24	6	0	(5)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/15/2028	INR	111,375	1	1	2	2	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028		138,344	0	15	15	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		17,600	18	(16)	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	380,000	1	0	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		240,000	(1)	17	16	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		590,000	(11)	(79)	(90)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	24	17	41	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		727,000	0	(103)	(103)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	9	276	285	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		10,000	8	3	11	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		40,000	(4)	(12)	(16)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.000	Semi-Annual	09/15/2031	SGD	200	(9)	9	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$10,461	209	149	358	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		3,800	0	93	93	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		9,400	104	153	257	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		1,900	(33)	(102)	(135)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		2,500	0	(62)	(62)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		4,500	(10)	(4)	(14)	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,300	(2)	4	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	113	114	0	(10)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.329	Annual	05/31/2027		3,100	0	(15)	(15)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		8,000	346	568	914	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		4,000	330	(14)	316	0	(9)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		600	5	(5)	0	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		800	(2)	(57)	(59)	3	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		2,800	0	104	104	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		2,800	0	90	90	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		700	0	22	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		200	10	19	29	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,200	82	36	118	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		800	0	6	6	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		800	0	27	27	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		300	(2)	(2)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		600	0	(3)	(3)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		200	0	0	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		600	(2)	5	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(112)	(112)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(666)	(675)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(380)	100	(280)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		2,500	(7)	(100)	(107)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		200	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		600	0	6	6	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		1,200	0	11	11	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		800	8	(1)	7	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		1,200	0	10	10	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,500	(50)	(21)	(71)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		600	0	4	4	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		600	0	3	3	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		1,000	0	1	1	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		500	0	1	1	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		300	(1)	6	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		800	(3)	18	15	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		800	(3)	14	11	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		2,000	(22)	(2)	(24)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		700	(26)	(180)	(206)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		100	30	(6)	24	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		800	(26)	1	(25)	10	0
Pay	1-Month USD-LIBOR	4.815	Quarterly	04/27/2023		6,300	0	0	0	0	(3)
Pay	1-Month USD-LIBOR	4.789	Quarterly	03/07/2024		1,400	0	(2)	(2)	0	(1)
Pay	1-Month USD-LIBOR	4.433	Quarterly	09/06/2024		4,400	(2)	(13)	(15)	0	0
Pay	1-Month USD-LIBOR	4.427	Quarterly	09/27/2024		1,100	(1)	(2)	(3)	0	0
Pay	1-Month USD-LIBOR	4.409	Quarterly	10/04/2024		3,300	(2)	(10)	(12)	1	0
Receive	3-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	13,900	16	(30)	(14)	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(9)	(43)	(52)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		2,290	(7)	19	12	0	(2)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(95)	(95)	1	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		600	(31)	(39)	(70)	1	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	10,900	0	15	15	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		10,900	7	11	18	0	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		7,400	33	(7)	26	0	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		61,000	31	82	113	0	(1)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		3,600	(1)	(4)	(5)	0	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	1,803,280	(7)	(3)	(10)	0	(3)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	03/15/2028		1,497,052	(4)	(5)	(9)	0	(3)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028		3,538,004	1	11	12	0	(7)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	03/15/2028		1,657,402	1	19	20	0	(3)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		5,400	0	0	0	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	11,800	(32)	(61)	(93)	0	(4)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,400	(7)	8	1	0	(10)
Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		4,300	(3)	10	7	0	(3)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		1,000	0	(13)	(13)	0	(2)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	15,840	(2)	0	(2)	0	0
Receive	3-Month USD-LIBOR	4.815	Quarterly	04/27/2023		$6,300	0	1	1	3	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	03/07/2024		1,400	0	3	3	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	157	157	0	(1)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	197	197	0	(1)
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2024		4,400	0	18	18	0	(1)
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2024		1,100	0	4	4	0	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	10/04/2024		3,300	0	15	15	0	(1)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,100	(54)	(720)	(774)	14	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,000	(48)	(100)	(148)	3	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		2,400	21	(273)	(252)	7	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		600	(1)	(64)	(65)	2	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	33	(33)	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(42)	(45)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(321)	(285)	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	0	0	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		22,100	(176)	354	178	26	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		300	(1)	7	6	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		13,200	(430)	(148)	(578)	0	(29)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		2,900	(20)	29	9	0	(7)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		5,170	36	(19)	17	0	(4)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		9,600	(61)	61	0	0	(20)
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		1,500	(41)	23	(18)	4	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		2,290	(25)	11	(14)	0	(6)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		14,300	(52)	117	65	6	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(56)	(35)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	45	45	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	55	55	0	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		5,600	88	(116)	(28)	0	(6)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	18	6	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	0	8	8	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(49)	(49)	0	(1)
Receive(6)	CAONREPO Index	3.250	Semi-Annual	06/21/2053	CAD	1,200	(12)	(25)	(37)	2	0

							$(198)	$(741)	$(939)	$253	$(258)

Total Swap Agreements							$78	$(866)	$(788)	$255	$(299)

(k)	Securities with an aggregate market value of $1,315 and cash of $4,810 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2023		$780	JPY	100,000	$0	$(27)
BOA	04/2023	DKK	9,473		$1,351	0	(28)
	04/2023	NZD	326		203	0	(1)
	04/2023	SEK	3,558		342	0	(1)
	04/2023		$2,596	CNH	17,452	0	(54)
	04/2023		47	KRW	61,265	0	0
	04/2023		184	NOK	1,934	2	(1)
	04/2023		75	NZD	120	0	0
	04/2023		1,417	PEN	5,342	2	0
	04/2023		20	SEK	212	0	0
	05/2023	CNH	3,273		$506	28	0
	05/2023	EUR	554		591	0	(11)
	05/2023	GBP	28		34	0	(1)
	05/2023	JPY	280,000		2,157	33	0
	05/2023	NZD	120		75	0	0
	05/2023	PEN	5,342		1,414	0	(3)
	05/2023		$637	EUR	590	5	(1)
	05/2023		150	NOK	1,564	0	(1)
	05/2023		251	PEN	961	4	0
	05/2023		342	SEK	3,552	1	0
	06/2023	TWD	8,824		$289	0	(2)
	06/2023		$153	IDR	2,321,937	2	0
	07/2023		431	ILS	1,477	0	(19)
BPS	04/2023	CNH	1,655		$247	6	0
	04/2023	JPY	30,000		230	4	0
	04/2023	KRW	286,824		220	0	0
	04/2023	MXN	28,935		1,590	0	(10)
	04/2023	NOK	18,790		1,803	8	0
	04/2023	NZD	66		40	0	(1)
	04/2023		$164	AUD	245	0	0
	04/2023		244	CNH	1,672	0	0
	04/2023		32	CZK	704	1	0
	04/2023		1,282	DKK	8,825	3	0
	04/2023		23	ILS	76	0	(1)
	04/2023		263	KRW	342,023	0	(1)
	04/2023		7	PLN	30	0	0
	05/2023	DKK	8,809		$1,282	0	(3)
	05/2023		$359	AUD	536	0	0
	05/2023		7,220	CNY	49,859	60	0
	05/2023		4,822	EUR	4,491	60	0
	05/2023		14,836	JPY	1,943,038	0	(113)
	05/2023		1,803	NOK	18,766	0	(8)
	06/2023	IDR	87,557		$6	0	0
	06/2023	TWD	44,262		1,452	0	(10)
	06/2023		$42	CLP	34,492	1	0
	06/2023		95	IDR	1,419,524	0	0
	06/2023		220	KRW	285,575	0	0
	06/2023		1,590	MXN	29,340	11	0
	07/2023	ILS	721		$226	25	0
BRC	04/2023	CNH	666		97	0	0
	04/2023	HKD	185		24	0	0
	04/2023	ILS	4		1	0	0
	04/2023		$118	CZK	2,663	5	0
	04/2023		0	KRW	587	0	0
	04/2023		132	NZD	212	1	0
	04/2023		68	PLN	301	1	0
	04/2023		15	THB	498	0	(1)
	05/2023	DKK	4,762		$696	2	0
	05/2023	GBP	129		156	0	(3)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

	05/2023	JPY	250,000		1,942	52	(2)
	06/2023		80,000		594	0	(15)
	06/2023	TWD	1,811		60	0	0
	04/2024	JPY	110,003		900	28	0
	05/2024		50,000		404	7	0
CBK	04/2023	AUD	346		232	1	0
	04/2023	BRL	1,374		271	0	(1)
	04/2023	CLP	182,389		209	0	(20)
	04/2023	DKK	10,343		1,470	0	(36)
	04/2023	ILS	496		152	14	0
	04/2023	KRW	347,323		266	0	0
	04/2023	PEN	5,526		1,382	0	(86)
	04/2023		$265	BRL	1,374	6	0
	04/2023		893	DKK	6,128	0	(1)
	04/2023		98	PEN	379	3	0
	04/2023		376	SEK	3,935	3	0
	04/2023		36	THB	1,246	1	0
	05/2023	CNH	362		$56	3	0
	05/2023	DKK	6,117		893	1	0
	05/2023	EUR	435		466	0	(7)
	05/2023	GBP	460		556	0	(12)
	05/2023	ILS	2,776		829	57	0
	05/2023	JPY	47,100		358	2	(1)
	05/2023		$170	EUR	159	3	0
	05/2023		122	GBP	101	3	0
	05/2023		222	JPY	29,300	0	0
	05/2023		0	MXN	3	0	0
	05/2023		13	NOK	134	0	0
	06/2023	TWD	11		$0	0	0
	06/2023		$104	COP	506,319	3	0
	06/2023		49	IDR	734,225	0	0
	06/2023		0	MXN	4	0	0
	07/2023	ILS	1,736		$522	37	0
	07/2023	PEN	1,296		333	0	(9)
	08/2023		823		211	0	(6)
CLY	04/2023	CNH	414		61	1	0
	05/2023		5,213		806	45	0
DUB	04/2023	BRL	4,191		786	0	(41)
	04/2023		$158	AUD	235	0	(1)
	04/2023		825	BRL	4,191	2	0
	04/2023		48	PEN	184	0	0
	05/2023		12	ZAR	219	1	0
	06/2023		786	BRL	4,235	41	0
	06/2023		263	CLP	212,105	1	0
GLM	04/2023	BRL	2,972		$585	0	(1)
	04/2023	CNH	501		73	0	0
	04/2023		$548	BRL	2,972	39	0
	04/2023		62	ILS	212	0	(4)
	04/2023		37	RON	171	0	0
	04/2023		48	THB	1,579	0	(2)
	05/2023		657	PEN	2,613	36	0
	06/2023	TWD	13,319		$437	0	(3)
	06/2023		$10	IDR	145,603	0	0
	07/2023	ILS	1,077		$320	19	0
JPM	04/2023		298		91	8	0
	04/2023	JPY	40,000		307	6	0
	04/2023	KRW	265,039		202	0	(1)
	04/2023		$170	KRW	220,970	0	(1)
MBC	04/2023	CNH	672		$99	1	0
	04/2023	DKK	415		60	0	0
	04/2023	JPY	393,132		3,081	115	0
	04/2023	SEK	533		51	0	0
	04/2023		$314	CAD	428	3	0
	04/2023		178	CNH	1,196	0	(4)
	04/2023		72	DKK	500	1	0
	04/2023		60	ILS	206	0	(3)
	04/2023		40	KRW	50,342	0	(1)
	04/2023		102	PLN	448	2	0
	04/2023		86	SGD	114	0	(1)
	05/2023	CNH	35		$5	0	0
	05/2023		$1,320	CNH	8,861	0	(27)
	05/2023		252	EUR	236	5	0
	05/2023		1,090	JPY	143,300	0	(4)
	05/2023		51	SEK	532	0	0
	06/2023		604	IDR	9,198,191	11	0
	03/2024	JPY	100,003		$818	28	0
MYI	04/2023		440,000		3,385	68	0
	04/2023	KRW	76,790		61	2	0
	04/2023		$97	AUD	144	0	(1)
	04/2023		557	CHF	523	15	0
	04/2023		232	ILS	800	0	(10)
	04/2023		229	JPY	30,000	0	(3)
	04/2023		529	KRW	655,453	0	(27)
	04/2023		1,792	NOK	18,560	0	(20)
	05/2023	JPY	14,600		$110	0	0
	05/2023		$823	ILS	2,800	0	(44)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

06/2023	36	CLP	29,641	1	0
06/2023	353	IDR	5,356,366	5	0
RBC	04/2023	CAD	64	$46	0	(1)
04/2023	$1,390	MXN	28,822	204	0
05/2023	MXN	21,664	$1,144	0	(48)
05/2023	$299	JPY	40,100	5	0
06/2023	7	MXN	125	0	0
07/2023	MXN	1,484	$77	0	(4)
RYL	04/2023	NZD	145	89	0	(1)
04/2023	$204	CNH	1,410	1	0
SCX	04/2023	CAD	4,158	$3,072	0	(4)
04/2023	CNH	574	83	0	(1)
04/2023	MYR	194	43	0	(1)
04/2023	$2,792	CAD	3,800	20	0
04/2023	879	KRW	1,084,591	0	(48)
04/2023	463	MYR	2,072	8	0
04/2023	764	THB	25,076	0	(29)
05/2023	CLP	37,398	$46	0	0
05/2023	CNH	6,191	896	0	(8)
05/2023	EUR	593	630	0	(15)
05/2023	$3,072	CAD	4,156	4	0
05/2023	1,280	CNH	8,849	12	0
06/2023	TWD	15,245	$501	0	(2)
06/2023	$220	IDR	3,359,622	4	0
06/2023	62	PEN	236	0	0
SOG	04/2023	CNH	252	$37	0	0
04/2023	$637	CNH	4,305	0	(11)
TOR	04/2023	107	NZD	172	1	0
05/2023	NZD	172	$107	0	(1)
UAG	04/2023	BRL	189	36	0	(1)
04/2023	CHF	522	570	0	(1)
04/2023	CNH	88	13	0	0
04/2023	JPY	1,386,868	10,894	421	0
04/2023	$175	AUD	258	0	(3)
04/2023	37	BRL	189	0	0
04/2023	83	SGD	110	0	0
05/2023	570	CHF	521	0	0

Total Forward Foreign Currency Contracts	$1,625	$(875)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$40

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$125

Total Purchased Options	$37	$165

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	400	$(1)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	400	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,500	(14)	(64)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	04/28/2023	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	200	(1)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	04/14/2023	100	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300	04/14/2023	100	(1)	0
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	500	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	500	(1)	(8)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	300	(1)	(4)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(116)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,100	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,100	(2)	(17)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	300	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	300	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	200	(1)	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	300	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	300	(4)	(4)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	100	(1)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,100	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,100	(2)	(16)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	600	(1)	(9)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	500	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	500	(1)	(8)

Total Written Options	$(127)	$(306)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.255%	$800	$(20)	$18	$0	$(2)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	700	(17)	16	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	900	(23)	21	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	700	(13)	12	0	(1)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	300	(7)	6	0	(1)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	400	(10)	9	0	(1)

$(90)	$82	$0	$(8)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.537%	$300	$(7)	$10	$3	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.537	200	(5)	7	2	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.293	200	6	(1)	5	0

$(6)	$16	$10	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$1,130	$7	$(6)	$1	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	1,500	1,035	0	2	2	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,400	966	(5)	2	0	(3)

$2	$(2)	$3	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	7,600	$6	$5	$11	$0
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	1,810	0	0	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	14,673	(2)	0	0	(2)
GLM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	MYR	1,700	(1)	5	4	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	25,475	(1)	(2)	0	(3)
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	03/15/2028	5,800	0	(1)	0	(1)
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	24,380	5	(2)	3	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	31,100	(3)	0	0	(3)
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	MYR	1,000	1	1	2	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	THB	1,250	0	0	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	28,700	(5)	1	0	(4)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	18,272	(2)	0	0	(2)

$(2)	$7	$20	$(15)

Total Swap Agreements	$(96)	$103	$33	$(26)

(m)

Securities with an aggregate market value of $130 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$29	$0	$29
Australia
Sovereign Issues	0	1,944	0	1,944
Canada
Corporate Bonds & Notes	0	358	0	358
Sovereign Issues	0	100	0	100
Cayman Islands
Asset-Backed Securities	0	7,309	0	7,309
Corporate Bonds & Notes	0	643	0	643
Denmark
Corporate Bonds & Notes	0	3,090	0	3,090
France
Corporate Bonds & Notes	0	528	0	528
Sovereign Issues	0	3,597	0	3,597
Germany
Corporate Bonds & Notes	0	2,904	0	2,904
Hungary
Sovereign Issues	0	204	0	204
Ireland
Asset-Backed Securities	0	2,335	0	2,335
Corporate Bonds & Notes	0	187	0	187
Non-Agency Mortgage-Backed Securities	0	278	0	278
Israel
Sovereign Issues	0	576	0	576
Italy
Corporate Bonds & Notes	0	900	0	900
Japan
Corporate Bonds & Notes	0	776	0	776
Sovereign Issues	0	7,712	0	7,712
Luxembourg
Corporate Bonds & Notes	0	5,619	0	5,619
Netherlands
Corporate Bonds & Notes	0	700	0	700
Norway
Sovereign Issues	0	187	0	187
Peru
Sovereign Issues	0	923	0	923
Poland
Sovereign Issues	0	414	0	414
Qatar
Corporate Bonds & Notes	0	170	0	170
Romania
Sovereign Issues	0	843	0	843
Saudi Arabia
Sovereign Issues	0	506	0	506
Serbia
Sovereign Issues	0	150	0	150
Spain
Corporate Bonds & Notes	0	180	0	180
Sovereign Issues	0	657	0	657
Supranational
Corporate Bonds & Notes	0	2,332	0	2,332
Switzerland
Corporate Bonds & Notes	0	1,301	0	1,301
United Kingdom
Corporate Bonds & Notes	0	2,967	0	2,967
Non-Agency Mortgage-Backed Securities	0	3,989	0	3,989
United States
Asset-Backed Securities	0	6,373	0	6,373
Corporate Bonds & Notes	0	5,047	0	5,047
Loan Participations and Assignments	0	149	0	149
Municipal Bonds & Notes	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	12,839	0	12,839
U.S. Government Agencies	0	28,398	0	28,398
U.S. Treasury Obligations	0	5,860	0	5,860
Short-Term Instruments
Commercial Paper	0	298	0	298
Repurchase Agreements	0	589	0	589
Argentina Treasury Bills	0	20	0	20
Japan Treasury Bills	0	20,864	0	20,864

	$0	$134,943	$0	$134,943
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Central Funds Used for Cash Management Purposes	$6,704	$0	$0	$6,704

Total Investments	$6,704	$134,943	$0	$141,647

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(13,639)	$0	$(13,639)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	224	264	0	488
Over the counter	0	1,823	0	1,823

	$224	$2,087	$0	$2,311
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(150)	(326)	0	(476)
Over the counter	0	(1,207)	0	(1,207)

	$(150)	$(1,533)	$0	$(1,683)

Total Financial Derivative Instruments	$74	$554	$0	$628

Totals	$6,778	$121,858	$0	$128,636

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,822	$42	$0	$0	$5	$3,869	$42	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,269	$21,461	$(23,900)	$4	$1	$2,835	$61	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$35	$8
1.500% due 07/09/2035 þ		24	6
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	340	1

Total Argentina (Cost $30)			15

AUSTRALIA 1.3%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		$400	386

SOVEREIGN ISSUES 0.9%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,100	676
1.000% due 12/21/2030		100	57
1.000% due 11/21/2031		100	55
1.750% due 06/21/2051		50	22
2.500% due 05/21/2030		100	64
4.500% due 04/21/2033		100	74

			948

Total Australia (Cost $1,513)			1,334

BRAZIL 0.0%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (e)(g)		$101	0

Total Brazil (Cost $5)			0

CANADA 0.3%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$77	68
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	97

			165

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)	CAD	133	100

Total Canada (Cost $317)			265

CAYMAN ISLANDS 6.6%
ASSET-BACKED SECURITIES 6.0%
522 Funding CLO Ltd. 5.848% due 10/20/2031 •		$400	393
Apidos CLO 5.695% due 07/18/2029 •		400	397
Arbor Realty Commercial Real Estate Notes Ltd. 6.008% due 01/15/2037 •		300	296
Ares CLO Ltd. 5.842% due 01/15/2032 •		250	246
Bain Capital Credit CLO Ltd. 5.778% due 07/20/2030 •		272	269
Brightspire Capital Ltd. 5.911% due 08/19/2038 •		400	393
Carlyle Global Market Strategies CLO Ltd. 5.819% due 08/14/2030 •		384	380

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Carlyle US CLO Ltd. 5.808% due 04/20/2031 •		400	394
Catamaran CLO Ltd. 5.915% due 04/22/2030 •		285	282
Crestline Denali CLO Ltd. 5.838% due 04/20/2030 •		343	339
Dryden CLO Ltd. 5.782% due 01/17/2032 •		300	295
LCM LP
5.668% due 07/19/2027 •		190	188
5.848% due 10/20/2027 •		69	69
LoanCore Issuer Ltd. 6.108% due 01/17/2037 •		300	291
M360 Ltd. 6.252% due 11/22/2038 •		300	296
Marathon CLO Ltd. 5.942% due 04/15/2029 •		132	131
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •		47	46
Sound Point CLO Ltd.
5.788% due 10/20/2030 •		300	296
5.798% due 07/25/2030 ~		235	232
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •		200	193
TICP CLO Ltd. 5.648% due 04/20/2028 ~		48	48
Venture CLO Ltd.
5.672% due 04/15/2027 •		58	58
5.908% due 01/20/2029 ~		189	187
Vibrant CLO Ltd.
5.848% due 09/15/2030 •		232	228
5.913% due 06/20/2029 ~		98	97

			6,044

CORPORATE BONDS & NOTES 0.6%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	209
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		885	203
Sands China Ltd. 5.900% due 08/08/2028		200	190

			602

Total Cayman Islands (Cost $7,228)			6,646

DENMARK 2.2%
CORPORATE BONDS & NOTES 2.2%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	5,049	541
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,182	426
1.500% due 10/01/2053		1,072	119
Nykredit Realkredit AS
1.000% due 10/01/2050		4,225	446
1.500% due 10/01/2053		4,956	529
Realkredit Danmark AS
1.000% due 10/01/2050		1,533	165

Total Denmark (Cost $3,154)			2,226

FRANCE 2.5%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA 2.871% due 04/19/2032 •		$300	250
Societe Generale SA
2.226% due 01/21/2026 •		200	184
2.797% due 01/19/2028 •		200	177
6.446% due 01/10/2029 •		200	201
6.691% due 01/10/2034 •		300	307

			1,119

SOVEREIGN ISSUES 1.4%
France Government International Bond
0.500% due 05/25/2072	EUR	100	43
0.750% due 05/25/2052		1,100	653
2.000% due 05/25/2048		600	517

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

3.250% due 05/25/2045		200	219

			1,432

Total France (Cost $3,601)			2,551

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	241
1.625% due 01/20/2027		200	187
1.750% due 11/19/2030 •		100	85
2.222% due 09/18/2024 •		$200	195
2.552% due 01/07/2028 •		150	128
2.625% due 02/12/2026	EUR	200	201
3.547% due 09/18/2031 •		$150	123
3.729% due 01/14/2032 •(i)		200	149
3.961% due 11/26/2025 •		200	189
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		200	184

Total Germany (Cost $2,073)			1,682

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	204

Total Hungary (Cost $199)			204

IRELAND 2.0%
ASSET-BACKED SECURITIES 1.8%
BlueMountain Fuji EUR CLO III DAC 3.008% due 01/15/2031 •	EUR	250	264
Cairn CLO DAC 3.068% due 10/15/2031 •		250	265
CVC Cordatus Loan Fund DAC 2.938% due 10/15/2031 •		250	264
Harvest CLO DAC 3.048% due 07/15/2031 •		250	264
Jubilee CLO DAC
2.898% due 04/15/2030 ~		250	265
3.757% due 12/15/2029 •		183	195
Segovia European CLO DAC 3.222% due 07/20/2032 •		300	318

			1,835

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	187

Total Ireland (Cost $2,276)			2,022

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
0.150% due 07/31/2023	ILS	800	219
1.500% due 11/30/2023		900	246
2.000% due 03/31/2027		400	104
3.800% due 05/13/2060		$200	156

Total Israel (Cost $821)			725

ITALY 0.9%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	97
2.625% due 04/28/2025		100	99
UniCredit SpA 7.830% due 12/04/2023		$350	354

			550

SOVEREIGN ISSUES 0.4%
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	382

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Italy (Cost $1,109)			932

JAPAN 5.7%
CORPORATE BONDS & NOTES 0.8%
Mizuho Financial Group, Inc. 3.922% due 09/11/2024 •		$300	298
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		200	181
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		300	305

			784

SOVEREIGN ISSUES 4.9%
Japan Government International Bond
0.005% due 03/01/2024	JPY	80,000	603
0.005% due 04/01/2024		90,000	678
0.005% due 05/01/2024		40,000	302
0.005% due 10/01/2024		50,000	377
0.100% due 03/10/2028 (f)		125,916	981
0.400% due 03/20/2036		20,000	146
0.500% due 03/20/2049		175,000	1,106
0.700% due 12/20/2048		104,000	694
0.700% due 06/20/2051		11,000	72

			4,959

Total Japan (Cost $6,704)			5,743

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		$300	316

Total Luxembourg (Cost $300)			316

MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	426

SOVEREIGN ISSUES 0.2%
Malaysia Government Investment Issue 4.369% due 10/31/2028	MYR	1,000	235

Total Malaysia (Cost $750)			661

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 0.3%
Enel Finance International NV 1.875% due 07/12/2028		$300	253

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Domi BV 3.534% due 11/15/2052 •	EUR	330	356
Dutch Property Finance BV 3.118% due 07/28/2058 •		447	480
Jubilee Place BV 3.328% (EUR003M + 1.000%) due 10/17/2057 ~		275	298

			1,134

Total Netherlands (Cost $1,558)			1,387

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	102

Total New Zealand (Cost $140)			102

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	62

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Norway (Cost $73)			62

PERU 0.5%
SOVEREIGN ISSUES 0.5%
Peru Government International Bond
6.350% due 08/12/2028	PEN	1,700	441
6.950% due 08/12/2031		300	78

Total Peru (Cost $637)			519

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	213
4.875% due 10/04/2033 (b)		$100	100

Total Poland (Cost $313)			313

ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	74
1.750% due 07/13/2030		200	160
2.000% due 04/14/2033		50	37
2.125% due 03/07/2028		100	93
2.750% due 04/14/2041		150	96
2.875% due 04/13/2042		100	64
5.000% due 09/27/2026		300	325

Total Romania (Cost $1,134)			849

SAUDI ARABIA 0.7%
SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
3.250% due 10/22/2030		$200	185
4.750% due 01/18/2028		200	203
4.875% due 07/18/2033		300	303

Total Saudi Arabia (Cost $682)			691

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	84
1.650% due 03/03/2033		100	72

Total Serbia (Cost $235)			156

SOUTH KOREA 1.5%
SOVEREIGN ISSUES 1.5%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	91
2.375% due 12/10/2027		150,000	111
2.375% due 12/10/2028		1,298,600	946
2.625% due 06/10/2028		250,000	185
5.500% due 03/10/2028		150,000	126

Total South Korea (Cost $1,799)			1,459

SPAIN 0.5%
SOVEREIGN ISSUES 0.5%
Spain Government International Bond
1.450% due 10/31/2071	EUR	75	40
3.450% due 07/30/2066		500	499

Total Spain (Cost $961)			539

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	192

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Credit Suisse AG AT1 Claim ^		300	17
Credit Suisse Group AG
2.125% due 10/13/2026 •	EUR	200	198
3.288% (EUR003M + 1.000%) due 01/16/2026 ~		120	121
4.194% due 04/01/2031 •		$250	223
4.282% due 01/09/2028		250	226
6.537% due 08/12/2033 •		250	258

Total Switzerland (Cost $1,301)			1,235

UNITED KINGDOM 7.4%
CORPORATE BONDS & NOTES 3.5%
Barclays PLC 4.972% due 05/16/2029 •		$400	386
Haleon U.K. Capital PLC 3.125% due 03/24/2025		300	290
HSBC Holdings PLC
2.251% due 11/22/2027 •		400	355
2.804% due 05/24/2032 •		400	327
Nationwide Building Society 2.972% due 02/16/2028 •		300	271
NatWest Group PLC 5.516% due 09/30/2028 •		300	298
NatWest Markets PLC 1.000% due 05/28/2024	EUR	100	105
Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$600	592
6.534% due 01/10/2029 •		200	203
Standard Chartered PLC
1.822% due 11/23/2025 •		200	186
2.608% due 01/12/2028 •		200	177
2.678% due 06/29/2032 •		400	314

			3,504

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Alba PLC 4.417% due 11/25/2042 •	GBP	207	246
Avon Finance PLC 5.071% due 09/20/2048 •		126	155
Eurosail PLC 5.221% (BP0003M + 0.950%) due 06/13/2045 ~		302	368
Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~		124	154
Ripon Mortgages PLC 4.815% due 08/28/2056 •		805	983
RMAC Securities PLC 4.440% due 06/12/2044 •		176	206
Silverstone Master Issuer PLC 4.661% due 01/21/2070 •		78	96
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •		205	252
Towd Point Mortgage Funding
5.012% due 02/20/2045 •		85	104
5.037% due 10/20/2051 •		114	140
5.243% due 07/20/2045 ~		248	304
Trinity Square PLC 4.713% due 07/15/2059 •		135	165

			3,173

SOVEREIGN ISSUES 0.7%
United Kingdom Gilt
0.625% due 10/22/2050		400	226
1.250% due 07/31/2051		500	343
1.500% due 07/31/2053		100	72
1.750% due 01/22/2049		100	81

			722

Total United Kingdom (Cost $8,694)			7,399

UNITED STATES 50.0%
ASSET-BACKED SECURITIES 4.3%
Argent Securities Trust
5.145% due 07/25/2036 •		$328	88
5.165% due 05/25/2036 •		571	142
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	264
Countrywide Asset-Backed Certificates Trust
4.467% due 07/25/2036 ~		4	3
4.985% due 07/25/2037 ^~		39	39
4.985% due 07/25/2037 •		42	38

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

6.720% due 07/25/2035 ~		700	659
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.290% due 03/25/2037 ^þ		223	86
First Franklin Mortgage Loan Trust 6.120% due 07/25/2034 •		45	44
GSAA Home Equity Trust 5.745% due 08/25/2037 •		9	9
Home Equity Mortgage Loan Asset-Backed Trust 5.085% due 04/25/2037 •		215	141
LCCM Trust 5.884% due 12/13/2038 •		400	388
LMREC LLC 5.847% due 04/22/2037 •		58	58
MASTR Asset-Backed Securities Trust 5.055% due 05/25/2037 •		148	140
Morgan Stanley ABS Capital, Inc. Trust 5.075% due 10/25/2036 •		466	229
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~		11	10
New Century Home Equity Loan Trust 3.724% due 06/20/2031 ~		262	230
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.475% due 02/25/2036 •		300	265
Option One Mortgage Loan Trust 4.985% due 03/25/2037 •		45	40
PRET LLC 1.843% due 09/25/2051 þ		235	218
Ready Capital Mortgage Financing LLC 6.995% due 02/25/2035 •		79	79
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	117
SMB Private Education Loan Trust
1.290% due 07/15/2053		92	82
5.784% due 07/15/2053 •		46	45
6.008% due 02/16/2055 •		257	253
Structured Asset Investment Loan Trust 6.570% due 10/25/2034 •		232	223
Terwin Mortgage Trust 5.785% due 11/25/2033 •		4	3
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		100	106
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	291

			4,290

CORPORATE BONDS & NOTES 4.0%
American Tower Corp. 3.800% due 08/15/2029		200	186
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	294
Broadcom, Inc.
2.450% due 02/15/2031		100	82
3.137% due 11/15/2035		100	77
3.469% due 04/15/2034		100	82
Charter Communications Operating LLC 6.384% due 10/23/2035		200	199
Citigroup, Inc. 3.290% due 03/17/2026 •(i)		300	288
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		200	198
GA Global Funding Trust 2.250% due 01/06/2027		150	131
Goldman Sachs Group, Inc. 5.324% (SOFRRATE + 0.700%) due 01/24/2025 ~		200	198
Hyatt Hotels Corp. 1.300% due 10/01/2023		100	98
JPMorgan Chase & Co.
2.595% due 02/24/2026 •		100	95
4.080% due 04/26/2026 •		300	295
Kinder Morgan, Inc. 7.750% due 01/15/2032		100	116
Morgan Stanley 2.630% due 02/18/2026 •		200	190
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	234
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		$300	260
Oracle Corp. 1.650% due 03/25/2026 (i)		100	92
Organon & Co. 2.875% due 04/30/2028	EUR	100	96
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$100	93
4.200% due 03/01/2029		100	92

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Penske Truck Leasing Co. LP 3.950% due 03/10/2025	300	291
Principal Life Global Funding 1.375% due 01/10/2025	100	93
Rio Oil Finance Trust 9.250% due 07/06/2024	112	114
Southern California Edison Co. 5.141% (SOFRRATE + 0.640%) due 04/03/2023 ~	100	100

		3,994

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
CenturyLink, Inc. 7.172% (LIBOR03M + 2.250%) due 03/15/2027 ~	75	50

MUNICIPAL BONDS & NOTES 0.3%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2024 (e)	100	93
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	200	167

		260

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	200	171
Banc of America Funding Trust
5.181% due 04/20/2047 ^•	57	44
6.000% due 07/25/2037 ^	54	44
BCAP LLC Trust 5.265% due 05/25/2047 •	77	69
BWAY Mortgage Trust 5.934% due 09/15/2036 •	400	380
Chase Mortgage Finance Trust
3.774% due 07/25/2037 ~	5	4
3.963% due 03/25/2037 ^~	30	28
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	692	562
4.043% due 04/25/2037 ^~	38	32
4.947% due 08/25/2035 ^~	420	381
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^	34	14
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	84	68
6.034% due 10/15/2037 •	200	195
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.995% due 02/25/2047 ~	156	91
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	49	46
Extended Stay America Trust 5.765% due 07/15/2038 ~	390	379
GCAT Trust 3.000% due 04/25/2052 ~	375	318
GreenPoint Mortgage Funding Trust 5.305% due 06/25/2045 •	41	29
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	87	71
2.500% due 01/25/2052 ~	267	217
2.500% due 02/25/2052 ~	173	141
3.000% due 09/25/2052 ~	572	486
JP Morgan Alternative Loan Trust 3.875% due 12/25/2036 ~	7	6
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	264	214
3.000% due 12/25/2051 ~	260	220
3.000% due 01/25/2052 ~	608	516
3.000% due 03/25/2052 ~	547	467
3.000% due 04/25/2052 ~	591	502
3.000% due 05/25/2052 ~	972	826
MBRT 5.884% due 11/15/2036 •	300	295
Merrill Lynch Mortgage Investors Trust 3.743% due 03/25/2036 ^~	111	61
Morgan Stanley Mortgage Loan Trust
3.828% due 09/25/2035 ^~	45	16
3.900% due 05/25/2036 ^~	70	40
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	146	137
2.750% due 11/25/2059 ~	100	94
NYO Commercial Mortgage Trust 5.780% due 11/15/2038 •	300	276
OBX Trust 3.000% due 01/25/2052 ~	274	232
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	22	20

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

PMT Loan Trust 2.500% due 07/25/2051 ~	261	212
Prime Mortgage Trust 6.000% due 06/25/2036 ^	2	2
Residential Accredit Loans, Inc. Trust
5.105% due 02/25/2037 ~	1	3
6.000% due 06/25/2036	54	44
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	21	16
Starwood Mortgage Trust 5.734% due 04/15/2034 •	400	389
Structured Asset Securities Corp. 5.125% due 01/25/2036 •	35	28
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	121	113
2.900% due 10/25/2059 ~	442	414
UWM Mortgage Trust 2.500% due 11/25/2051 ~	361	294
WaMu Mortgage Pass-Through Certificates Trust 3.596% due 09/25/2036 ~	16	14

		9,221

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
3.500% due 01/01/2059	93	88
5.245% due 06/25/2036 •	3	3
Freddie Mac
0.000% due 01/15/2038 ~(a)	67	3
3.000% due 02/01/2046	199	183
3.500% due 11/01/2047 - 04/01/2048	174	165
3.759% due 01/15/2038 •	67	65
3.991% due 09/01/2037 •	131	134
Ginnie Mae
4.412% due 09/20/2066 ~	258	264
5.346% due 09/20/2066 •	319	317
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	453	391
3.000% due 10/01/2049	141	128
3.500% due 10/01/2034 - 07/01/2050	214	201
4.000% due 06/01/2050	63	61
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2053	2,400	2,071
3.000% due 05/01/2053	7,000	6,288
3.500% due 05/01/2053	1,800	1,674
4.000% due 04/01/2053	4,100	3,922
4.500% due 05/01/2053	7,300	7,155
6.000% due 05/01/2053	700	714
6.500% due 04/01/2053	700	722

		24,549

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
1.625% due 11/15/2050	650	417
1.875% due 02/15/2041	1,700	1,273
4.000% due 11/15/2052	200	213
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	695	673
0.125% due 07/15/2031	447	411
0.125% due 01/15/2032	432	395
0.250% due 01/15/2025	758	740
0.500% due 01/15/2028	1,820	1,757
1.125% due 01/15/2033	251	251
U.S. Treasury Notes
2.875% due 04/30/2025 (m)	1,600	1,563
3.500% due 02/15/2033	100	100

		7,793

Total United States (Cost $52,984)		50,157

SHORT-TERM INSTRUMENTS 23.0%
COMMERCIAL PAPER 0.5%
BAT International Finance PLC 6.000% due 05/19/2023	$300	298

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Dominion Energy, Inc. 5.800% due 04/24/2023		250	249

			547

REPURCHASE AGREEMENTS (j) 0.6%			585

JAPAN TREASURY BILLS 21.9%
(0.176)% due 04/04/2023 - 07/03/2023 (d)(e)	JPY	2,920,000	21,997

Total Short-Term Instruments (Cost $23,520)			23,129

Total Investments in Securities (Cost $124,111)			113,319

		SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short Asset Portfolio		72,816	699
PIMCO Short-Term Floating NAV Portfolio III		466,516	4,535

Total Short-Term Instruments (Cost $5,258)			5,234

Total Investments in Affiliates (Cost $5,258)			5,234

Total Investments 117.9% (Cost $129,369)			$118,553
Financial Derivative Instruments (k)(l) 0.3%(Cost or Premiums, net $459)			287
Other Assets and Liabilities, net (18.2)%			(18,298)

Net Assets 100.0%			$100,542

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$300	$288	0.29%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	200	149	0.15
Oracle Corp.	1.650	03/25/2026	03/22/2021	100	92	0.09

$600	$529	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$585	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(597)	$585	$585

Total Repurchase Agreements	$(597)	$585	$585

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (7.3)%
U.S. Government Agencies (7.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2038	$1,900	$(1,682)	$(1,714)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2053	6,800	(5,612)	(5,628)

Total Short Sales (7.3)%	$(7,294)	$(7,342)

(1)	Includes accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures	$108.500	04/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures	111.500	04/21/2023	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	110.500	04/21/2023	1	1	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.000	04/21/2023	3	3	(2)	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	116.500	04/21/2023	1	1	(1)	(1)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	1	1	(1)	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	3	3	(3)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2	5	(2)	(6)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(2)	(1)

Total Written Options	$(11)	$(9)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	10	$2,378	$0	$0	$(1)
Australia Government 10-Year Bond June Futures	06/2023	16	1,314	42	6	(7)
Canada Government 10-Year Bond June Futures	06/2023	17	1,587	55	6	0
Euro-Schatz June Futures	06/2023	28	3,210	27	1	(7)
U.S. Treasury 5-Year Note June Futures	06/2023	26	2,847	43	6	0
U.S. Treasury 10-Year Note June Futures	06/2023	19	2,184	62	6	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	8	1,129	37	11	0

$266	$36	$(15)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	48	$(11,484)	$(10)	$0	$(2)
Australia Government 3-Year Bond June Futures	06/2023	5	(364)	(5)	1	0
Canada Government 5-Year Bond June Futures	06/2023	11	(928)	5	0	(2)
Euro-Bobl June Futures	06/2023	61	(7,798)	(73)	32	(20)
Euro-BTP Italy Government Bond June Futures	06/2023	27	(3,085)	(34)	8	(4)
Euro-BTP June Futures	06/2023	2	(250)	(8)	1	(2)
Euro-Bund June Futures	06/2023	3	(442)	5	2	(2)
Euro-Oat June Futures	06/2023	42	(5,932)	(190)	28	(30)
Japan Government 10-Year Bond June Futures	06/2023	1	(1,116)	3	4	0
U.S. Treasury 2-Year Note June Futures	06/2023	3	(619)	4	0	0
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	3	(363)	2	0	(2)
United Kingdom Long Gilt June Futures	06/2023	20	(2,550)	(68)	15	0

$(369)	$91	$(64)

Total Futures Contracts	$(103)	$127	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.469%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.845	EUR	100	(10)	7	(3)	0	0

$(9)	$7	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-37 5-Year Index	(1.000)%	Quarterly	06/20/2027	$196	$16	$(8)	$8	$0	$(1)
CDX.IG-39 10-Year Index	(1.000)	Quarterly	12/20/2032	1,850	28	(15)	13	0	(4)
CDX.IG-40 10-Year Index	(1.000)	Quarterly	06/20/2033	5,000	77	(36)	41	0	(10)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	1,700	40	(15)	25	0	(8)

$161	$(74)	$87	$0	$(23)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$5,600	$51	$15	$66	$6	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	1,100	$(9)	$6	$(3)	$0	$(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		800	(4)	7	3	0	(3)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		4,200	(30)	70	40	0	(18)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/15/2028	INR	89,810	1	1	2	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028		115,036	0	13	13	0	(2)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		16,400	17	(15)	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	110,000	(10)	3	(7)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		180,000	(17)	(43)	(60)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	08/17/2031		50,000	0	16	16	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		210,000	(51)	(16)	(67)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	112	71	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		20,000	21	1	22	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	03/15/2052		10,000	1	5	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		50,000	2	18	20	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027	SGD	497	0	0	0	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		17	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		$1,600	(3)	(51)	(54)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		1,400	(2)	(2)	(4)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		3,200	17	(11)	6	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		6,000	2	147	149	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	5	103	108	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.329	Annual	05/31/2027		2,400	0	(11)	(11)	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.361	Annual	05/31/2027		200	0	(1)	(1)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.404	Annual	05/31/2027		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,100	79	161	240	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,500	464	129	593	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		200	4	(4)	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		700	(2)	(49)	(51)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.818	Annual	04/30/2029		200	0	6	6	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		600	0	19	19	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		400	(39)	(19)	(58)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		700	0	5	5	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		700	0	23	23	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		300	(2)	(2)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		700	0	(4)	(4)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		1,500	0	(3)	(3)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		300	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		1,700	(3)	(206)	(209)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		400	(46)	(5)	(51)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		1,700	(1)	21	20	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		400	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		800	0	7	7	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		600	6	(1)	5	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		800	0	7	7	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		900	(5)	(2)	(7)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032		600	0	4	4	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		500	0	3	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		600	0	3	3	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		700	0	1	1	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		600	0	1	1	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		600	(2)	13	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		600	(3)	11	8	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		680	37	(29)	8	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		830	220	(17)	203	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		230	(13)	6	(7)	4	0
Pay	1-Month USD-LIBOR	4.815	Quarterly	04/27/2023		3,600	1	(1)	0	0	(1)
Pay	1-Month USD-LIBOR	4.789	Quarterly	03/07/2024		700	0	(1)	(1)	0	0
Pay	1-Month USD-LIBOR	4.433	Quarterly	09/06/2024		2,400	1	(9)	(8)	0	0
Pay	1-Month USD-LIBOR	4.427	Quarterly	09/27/2024		600	0	(2)	(2)	0	0
Pay	1-Month USD-LIBOR	4.409	Quarterly	10/04/2024		1,800	0	(6)	(6)	0	0
Receive	3-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	12,600	15	(28)	(13)	4	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	1,700	30	(104)	(74)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(38)	(24)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		700	(2)	6	4	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		300	15	(39)	(24)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,700	(6)	(243)	(249)	3	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		700	0	3	3	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	(19)	(20)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(20)	(20)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027	CNY	4,600	(8)	(1)	(9)	0	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	1,975,680	(6)	(5)	(11)	0	(4)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	03/15/2028		1,090,036	(3)	(3)	(6)	0	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028		3,134,898	(1)	11	10	0	(6)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	03/15/2028		1,331,219	1	15	16	0	(3)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		83,100	(1)	0	(1)	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		93,400	0	1	1	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	7,700	(19)	(42)	(61)	0	(2)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		3,100	(1)	1	0	0	(2)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		3,000	(1)	10	9	0	(2)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		700	(4)	(5)	(9)	0	(2)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(19)	(11)	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	6,590	(1)	0	(1)	0	0
Receive	3-Month USD-LIBOR	4.815	Quarterly	04/27/2023		$3,600	0	0	0	1	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		5,700	(8)	(58)	(66)	0	(2)
Receive	3-Month USD-LIBOR	4.789	Quarterly	03/07/2024		700	0	2	2	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	(33)	85	52	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,300	(39)	105	66	0	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2024		2,400	0	10	10	0	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2024		600	0	2	2	0	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	10/04/2024		1,800	0	8	8	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		2,300	(27)	226	199	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		900	0	(95)	(95)	3	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	0	(23)	(23)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		600	(1)	(64)	(65)	2	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		100	0	(11)	(11)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		900	73	(283)	(210)	9	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	15	(15)	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(22)	(23)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	0	0	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		7,900	2	62	64	9	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		400	(4)	12	8	1	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(17)	(11)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		2,300	(75)	(26)	(101)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		2,300	(16)	23	7	0	(6)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		4,280	28	(14)	14	0	(3)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(19)	(20)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(29)	(31)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(1)	(20)	(21)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(34)	(35)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(16)	(17)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		12,690	(112)	112	0	0	(26)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	9	(11)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		14,090	(58)	122	64	6	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	30	35	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(11)	(41)	(52)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	22	22	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	55	55	0	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		3,000	48	(63)	(15)	0	(3)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(19)	(20)	1	0
Receive(6)	CAONREPO Index	3.250	Semi-Annual	06/21/2053	CAD	300	(2)	(7)	(9)	1	0

							$385	$(94)	$291	$95	$(216)

Total Swap Agreements							$588	$(146)	$442	$101	$(239)

Cash of $3,421 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(7)						Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2023	AUD	194		$130	$0	$0
	04/2023	CNH	66		10	0	0
	04/2023	DKK	7,285		1,039	0	(22)
	04/2023	JPY	19,900		147	0	(3)
	04/2023	NZD	195		121	0	(1)
	04/2023	PEN	190		50	0	0
	04/2023		$18	KRW	23,499	0	0
	04/2023		44	NOK	455	0	(1)
	04/2023		54	NZD	87	0	0
	05/2023	CNH	1,902		$294	16	0
	05/2023	JPY	400,000		3,081	48	0
	05/2023	NZD	87		54	0	0
	05/2023	PEN	3,245		846	0	(14)
	05/2023		$61	NOK	632	0	0
	05/2023		50	PEN	190	0	0
	06/2023	JPY	90,000		$677	0	(7)
	06/2023	TWD	3,291		108	0	(1)
	06/2023		$71	IDR	1,075,476	1	0
BPS	04/2023	EUR	277		$301	1	0
	04/2023	ILS	67		20	1	0
	04/2023	JPY	30,000		230	4	0
	04/2023	NOK	7,596		729	3	0
	04/2023	NZD	41		25	0	(1)
	04/2023		$995	DKK	6,848	2	0
	04/2023		516	JPY	68,300	0	(1)
	04/2023		373	KRW	485,678	0	(1)
	04/2023		92	THB	3,164	1	0
	05/2023	AUD	388		$259	0	0
	05/2023	DKK	6,835		995	0	(2)
	05/2023	EUR	154		168	0	0
	05/2023		$729	NOK	7,586	0	(3)
	06/2023	IDR	24,850		$2	0	0
	06/2023	KRW	313,807		242	0	0
	06/2023	TWD	18,186		597	0	(4)
	06/2023		$40	CLP	33,307	1	0
	06/2023		27	IDR	402,878	0	0
BRC	04/2023	HKD	421		$54	0	0
	04/2023	ILS	4		1	0	0
	04/2023	KRW	52,534		40	0	0
	04/2023		$30	KRW	39,722	0	0
	05/2023	DKK	3,695		$540	2	0
	05/2023	JPY	560,000		4,376	138	0
	06/2023	TWD	905		30	0	0
	07/2023	JPY	550,000		4,274	77	0
	04/2024		90,002		736	23	0
	05/2024		40,000		323	5	0
CBK	04/2023	BRL	425		84	0	0
	04/2023	CAD	36		26	0	0
	04/2023	CLP	106,155		122	0	(12)
	04/2023	DKK	7,954		1,131	0	(27)
	04/2023	ILS	397		122	11	0
	04/2023	KRW	137,259		105	0	0
	04/2023	PEN	120		32	0	0
	04/2023		$110	AUD	167	1	0
	04/2023		82	BRL	425	2	0
	04/2023		132	CAD	181	2	0
	04/2023		693	DKK	4,755	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

	04/2023		69	EUR	65	1	0
	04/2023		115	GBP	95	3	0
	04/2023		32	PEN	120	0	0
	04/2023		30	THB	1,038	0	0
	05/2023	CLP	60,288		$75	0	(1)
	05/2023	CNH	207		32	2	0
	05/2023	DKK	4,746		693	1	0
	05/2023	ILS	2,677		800	55	0
	05/2023		$767	CNH	5,419	24	0
	06/2023	TWD	4		$0	0	0
	06/2023		$14	IDR	208,382	0	0
	06/2023		193	PEN	753	6	0
	11/2023	ILS	886		$265	16	0
CLY	04/2023		$101	SGD	135	0	0
	05/2023	CNH	3,014		$466	26	0
DUB	04/2023	AUD	133		90	1	0
	04/2023	BRL	2,080		390	0	(20)
	04/2023		$410	BRL	2,080	1	0
	04/2023		7,475	EUR	6,907	16	0
	04/2023		1,844	JPY	241,692	0	(24)
	04/2023		24	PEN	92	0	0
	05/2023	EUR	6,907		$7,487	0	(16)
	05/2023	JPY	240,720		1,844	24	0
	06/2023		$390	BRL	2,102	20	0
	06/2023		159	CLP	127,991	1	0
GLM	04/2023	BRL	1,639		$323	0	(1)
	04/2023	ILS	187		55	3	0
	04/2023		$302	BRL	1,639	21	0
	04/2023		14	THB	461	0	(1)
	06/2023	MXN	70		$4	0	0
	06/2023	TWD	5,433		178	0	(1)
	06/2023		$4	IDR	67,434	0	0
	06/2023		30	MYR	134	1	0
	07/2023	ILS	783		$233	14	0
JPM	04/2023		298		91	8	0
	04/2023	JPY	38,800		297	4	0
	04/2023	KRW	156,889		120	0	0
	04/2023	PEN	68		18	0	0
	04/2023		$66	KRW	85,374	0	0
	04/2023		68	PEN	258	0	0
	05/2023	JPY	3,920		$29	0	0
	05/2023		$377	CNH	2,656	11	0
MBC	04/2023	DKK	420		$61	0	0
	04/2023	EUR	98		106	0	(1)
	04/2023	ILS	182		53	3	0
	04/2023	JPY	206,482		1,616	59	(1)
	04/2023	SGD	51		39	0	0
	04/2023		$134	CAD	183	1	0
	04/2023		30	CNH	209	0	0
	04/2023		50	DKK	350	1	0
	04/2023		1,039	EUR	970	13	0
	04/2023		169	GBP	140	4	0
	04/2023		1	KRW	1,437	0	0
	05/2023	CNH	2,951		$440	9	0
	06/2023	JPY	80,000		608	0	(2)
	06/2023		$148	IDR	2,257,696	3	0
	06/2023		29	TWD	871	0	0
	03/2024	JPY	80,002		$654	22	0
MYI	04/2023	AUD	82		55	0	0
	04/2023	CAD	122		90	0	0
	04/2023	JPY	266,079		2,038	37	(5)
	04/2023	KRW	646,661		521	26	0
	04/2023	THB	1,343		41	2	0
	04/2023		$203	ILS	700	0	(9)
	04/2023		30	KRW	38,905	0	0
	04/2023		756	NOK	7,830	0	(8)
	05/2023		794	ILS	2,700	0	(42)
	06/2023	MYR	178		$40	0	(1)
	06/2023		$30	CLP	24,701	1	0
	06/2023		130	IDR	1,976,000	2	0
	10/2024	JPY	50,000		$409	5	0
NGF	04/2023		184,837		1,374	0	(18)
RBC	04/2023	KRW	64,017		52	3	0
	04/2023		$4,722	GBP	3,832	5	0
	05/2023	GBP	3,832		$4,725	0	(5)
	05/2023		$3	MXN	56	0	0
RYL	04/2023		58	EUR	55	1	0
SCX	04/2023	KRW	1,250,942		$1,014	56	0
	04/2023	MYR	2,927		655	0	(10)
	04/2023	THB	7,530		228	8	0
	04/2023		$30	CNH	208	0	0
	04/2023		420	MYR	1,878	7	0
	04/2023		336	THB	11,192	1	(9)
	05/2023	CLP	22,567		$28	0	0
	06/2023	TWD	9,099		299	0	(1)
	06/2023		$14	IDR	204,283	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

SOG	04/2023	CNH	277		$41		1	0
SSB	04/2023	PEN	189		50		0	(1)
	05/2023		$50	PEN	189		1	0
TOR	04/2023	CAD	417		$307		0	(1)
	04/2023	GBP	4,067		4,892		0	(125)
	04/2023		$22	CAD	30		0	0
	04/2023		78	NZD	125		1	0
	05/2023	CAD	30		$22		0	0
	05/2023	NZD	125		77		0	(1)
UAG	04/2023	AUD	146		99		2	0
	04/2023	EUR	7,622		8,092		0	(174)
	04/2023	JPY	737,818		5,796		224	0
	04/2023	SGD	51		39		0	0
	04/2023		$43	CAD	58		0	0
	05/2023	CAD	58		$43		0	0

Total Forward Foreign Currency Contracts							$1,096	$(579)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	500	$14	$40

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	200	$15	$83

Total Purchased Options							$29	$123

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	300	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	300	(1)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,100	(13)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	04/28/2023	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	100	0	0
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	500	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	500	(1)	(8)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	300	(1)	(4)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(77)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(3)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	1,000	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	1,000	(2)	(15)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	300	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	300	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	400	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	200	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	200	0	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	05/04/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	05/04/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	300	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	300	(4)	(4)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	100	(1)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(1)	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	1,000	(2)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	1,000	(2)	(15)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	500	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	500	(1)	(8)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	400	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	400	(1)	(6)

Total Written Options	$(111)	$(253)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2025	1.203%	$300	$14	$(13)	$1	$0
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	400	(10)	9	0	(1)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	200	(4)	4	0	0
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	500	(12)	11	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	300	(6)	5	0	(1)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	200	(5)	4	0	(1)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	200	(5)	5	0	0

$(28)	$25	$1	$(4)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.537%	$200	$(5)	$7	$2	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	700	$527	$3	$(2)	$1	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	800	552	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	0	0	(2)

$1	$(1)	$2	$(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	1,500	$1	$1	$2	$0
	Receive	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2027		2,557	3	(12)	0	(9)
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032		268	1	2	3	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	THB	12,200	(2)	0	0	(2)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		10,590	1	0	1	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		19,269	(2)	0	0	(2)
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	200	0	1	1	0
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		300	0	1	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032		1,000	(1)	4	3	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	2,774	0	0	0	0
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	03/15/2028		5,300	0	(1)	0	(1)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		19,670	5	(3)	2	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		33,550	(3)	(1)	0	(4)
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	400	(1)	4	3	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027		600	0	1	1	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		300	(1)	3	2	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	THB	777	0	0	0	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		20,900	(4)	1	0	(3)
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		3,774	(1)	1	0	0

								$(4)	$2	$19	$(21)

Total Swap Agreements								$(36)	$33	$24	$(27)

(m)

Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$15	$0	$15
Australia
Corporate Bonds & Notes	0	386	0	386
Sovereign Issues	0	948	0	948
Canada
Corporate Bonds & Notes	0	165	0	165
Sovereign Issues	0	100	0	100
Cayman Islands
Asset-Backed Securities	0	6,044	0	6,044
Corporate Bonds & Notes	0	602	0	602
Denmark
Corporate Bonds & Notes	0	2,226	0	2,226
France
Corporate Bonds & Notes	0	1,119	0	1,119
Sovereign Issues	0	1,432	0	1,432
Germany
Corporate Bonds & Notes	0	1,682	0	1,682
Hungary
Sovereign Issues	0	204	0	204
Ireland
Asset-Backed Securities	0	1,835	0	1,835
Corporate Bonds & Notes	0	187	0	187
Israel
Sovereign Issues	0	725	0	725
Italy
Corporate Bonds & Notes	0	550	0	550
Sovereign Issues	0	382	0	382
Japan
Corporate Bonds & Notes	0	784	0	784
Sovereign Issues	0	4,959	0	4,959
Luxembourg
Corporate Bonds & Notes	0	316	0	316
Malaysia
Corporate Bonds & Notes	0	426	0	426
Sovereign Issues	0	235	0	235
Netherlands
Corporate Bonds & Notes	0	253	0	253
Non-Agency Mortgage-Backed Securities	0	1,134	0	1,134
New Zealand
Sovereign Issues	0	102	0	102
Norway
Sovereign Issues	0	62	0	62
Peru
Sovereign Issues	0	519	0	519
Poland
Sovereign Issues	0	313	0	313
Romania
Sovereign Issues	0	849	0	849
Saudi Arabia
Sovereign Issues	0	691	0	691
Serbia
Sovereign Issues	0	156	0	156
South Korea
Sovereign Issues	0	1,459	0	1,459
Spain
Sovereign Issues	0	539	0	539
Switzerland
Corporate Bonds & Notes	0	1,235	0	1,235
United Kingdom
Corporate Bonds & Notes	0	3,504	0	3,504
Non-Agency Mortgage-Backed Securities	0	3,173	0	3,173
Sovereign Issues	0	722	0	722
United States
Asset-Backed Securities	0	4,290	0	4,290
Corporate Bonds & Notes	0	3,994	0	3,994
Loan Participations and Assignments	0	50	0	50
Municipal Bonds & Notes	0	260	0	260
Non-Agency Mortgage-Backed Securities	0	9,221	0	9,221
U.S. Government Agencies	0	24,549	0	24,549
U.S. Treasury Obligations	0	7,793	0	7,793
Short-Term Instruments
Commercial Paper	0	547	0	547
Repurchase Agreements	0	585	0	585
Japan Treasury Bills	0	21,997	0	21,997

	$0	$113,319	$0	$113,319
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,234	$0	$0	$5,234

Total Investments	$5,234	$113,319	$0	$118,553

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2023 (Unaudited)

United States
U.S. Government Agencies	$0	$(7,342)	$0	$(7,342)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	104	124	0	228
Over the counter	0	1,243	0	1,243

	$104	$1,367	$0	$1,471
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(253)	0	(327)
Over the counter	0	(859)	0	(859)

	$(74)	$(1,112)	$0	$(1,186)

Total Financial Derivative Instruments	$30	$255	$0	$285

Totals	$5,264	$106,232	$0	$111,496

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$690	$8	$0	$0	$1	$699	$8	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,370	$13,562	$(13,400)	$2	$1	$4,535	$62	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BP0003M	3 Month GBP-LIBOR	CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.4% ¤
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		$742

Total Short-Term Instruments (Cost $742)		742

Total Investments in Securities (Cost $742)		742

	SHARES
INVESTMENTS IN AFFILIATES 97.0%
MUTUAL FUNDS (a) 90.0%
PIMCO Emerging Markets Bond Fund	695,655	5,600
PIMCO Global Advantage® Strategy Bond Fund	754,451	7,424
PIMCO Income Fund	891,926	9,321
PIMCO International Bond Fund (U.S. Dollar-Hedged)	586,252	5,569
PIMCO Investment Grade Credit Bond Fund	1,050,142	9,325
PIMCO RAE International Fund	1,183,626	9,280
PIMCO RAE PLUS EMG Fund	1,515,541	9,260
PIMCO RAE PLUS Small Fund	716,080	9,423
PIMCO Real Return Fund	907,748	9,304
PIMCO Short-Term Fund	2,941,696	27,828
PIMCO StocksPLUS® Fund	930,027	9,375
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,165,704	9,349
PIMCO StocksPLUS® International Fund (Unhedged)	1,809,028	18,597
PIMCO Total Return Fund IV	2,956,091	27,965

Total Mutual Funds (Cost $181,496)		167,620

SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	1,335,418	12,983

Total Short-Term Instruments (Cost $12,965)		12,983

Total Investments in Affiliates (Cost $194,461)		180,603

Total Investments 97.4% (Cost $195,203)		$181,345
Financial Derivative Instruments (c) 0.5%(Cost or Premiums, net $1,125)		976
Other Assets and Liabilities, net 2.1%		3,828

Net Assets 100.0%		$186,149

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$742	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			$(757)	$742	$742

Total Repurchase Agreements								$(757)	$742	$742

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500					2,700.000	12/15/2023	31	$3	$195	$73
Put - CBOE S&P 500					3,075.000	12/15/2023	31	3	338	129
Put - CBOE S&P 500					3,475.000	12/15/2023	31	3	592	246

Total Purchased Options								$1,125		$448

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures				06/2023	183	$37,860		$1,306	$528	$0

Total Futures Contracts								$1,306	$528	$0

Cash of $2,153 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$742	$0		$742

						$0	$742	$0		$742
Investments in Affiliates, at Value
Mutual Funds						167,620	0	0		167,620
Short-Term Instruments
Central Funds Used for Cash Management Purposes						12,983	0	0		12,983

						$180,603	$0	$0		$180,603

Total Investments						$180,603	$742	$0		$181,345

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$528	$448	$0		$976

Total Financial Derivative Instruments						$528	$448	$0		$976

Totals						$181,131	$1,190	$0		$182,321

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in Institutional Class Shares or, as applicable or Class M shares of PIMCO Funds, PIMCO Equity Series and affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$5,500	$108	$(70)	$(2)	$64	$5,600	$83	$0
PIMCO Global Advantage® Strategy Bond Fund	7,341	94	(140)	(3)	132	7,424	50	0
PIMCO Income Fund	9,177	202	(146)	(1)	89	9,321	149	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,496	118	(162)	(5)	122	5,569	39	0
PIMCO Investment Grade Credit Bond Fund	9,156	129	(226)	(34)	300	9,325	84	0
PIMCO RAE International Fund	9,097	0	(411)	(26)	620	9,280	0	0
PIMCO RAE PLUS EMG Fund	9,146	264	(438)	(24)	312	9,260	0	0
PIMCO RAE PLUS Small Fund	9,125	670	(283)	(27)	(62)	9,423	0	0
PIMCO Real Return Fund	9,177	173	(286)	(15)	255	9,304	36	0
PIMCO Short-Term Floating NAV Portfolio III	11,301	8,974	(7,300)	3	5	12,983	172	0
PIMCO Short-Term Fund	27,519	1,113	(835)	(4)	35	27,828	253	0
PIMCO StocksPLUS® Fund	9,127	0	(419)	(41)	708	9,375	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,049	137	(531)	34	660	9,349	65	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	18,178	89	(1,128)	(302)	1,760	18,597	0	0
PIMCO Total Return Fund IV	27,428	563	(680)	(34)	688	27,965	223	0
Totals	$175,817	$12,634	$(13,055)	$(481)	$5,688	$180,603	$1,154	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund , unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.0% ¤
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 1.9%
Ally Financial, Inc. 8.000% due 11/01/2031	$800	$841
Ford Motor Credit Co. LLC 5.584% due 03/18/2024	200	198
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)	1,200	150
Sunac China Holdings Ltd. 8.350% due 04/19/2023 ^(b)	800	194
UniCredit SpA 7.830% due 12/04/2023	3,050	3,079
Ursa Re II Ltd. 8.624% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	1,100	1,084
VICI Properties LP 3.875% due 02/15/2029	700	623

		6,169

INDUSTRIALS 1.1%
Berry Global, Inc. 4.875% due 07/15/2026	1,995	1,946
Broadcom, Inc. 3.137% due 11/15/2035	208	160
DAE Funding LLC 1.625% due 02/15/2024	700	670
Energy Transfer LP 3.750% due 05/15/2030	1,100	1,016

		3,792

UTILITIES 0.8%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,700	1,671
Pacific Gas & Electric Co. 2.500% due 02/01/2031	1,100	892

		2,563

Total Corporate Bonds & Notes (Cost $14,759)		12,524

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	1,300	829

Total Convertible Bonds & Notes (Cost $1,277)		829

U.S. GOVERNMENT AGENCIES 15.8%
Ginnie Mae
3.858% due 08/20/2068 •	572	557
5.459% due 09/20/2071 ~	2,885	2,871
Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2053	14,800	12,248
2.500% due 05/01/2053	8,600	7,421
3.000% due 05/01/2053	5,900	5,300
3.500% due 05/01/2053	5,900	5,486
4.000% due 05/01/2053	5,200	4,976
4.500% due 05/01/2053	13,400	13,134

Total U.S. Government Agencies (Cost $51,866)		51,993

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)(n)	9,500	6,552
4.000% due 11/15/2042 (n)	990	1,017
4.000% due 11/15/2052	740	785
U.S. Treasury Inflation Protected Securities (f)
1.125% due 01/15/2033 (j)	10,849	10,831

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $21,771)			19,185

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Alliance Bancorp Trust 5.325% due 07/25/2037 •		287	240
Bear Stearns Adjustable Rate Mortgage Trust
3.564% due 07/25/2036 ^~		71	61
4.594% due 02/25/2036 ^~		16	14
Countrywide Alternative Loan Trust
5.145% due 07/25/2035 •		407	320
5.165% due 09/25/2047 •		107	91
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		229	127
Impac CMB Trust
5.465% due 04/25/2035 •		93	86
5.490% due 04/25/2035 •		121	109
Residential Accredit Loans, Inc. Trust
5.205% due 06/25/2046 •		223	51
6.000% due 12/25/2036		73	59
Residential Asset Securitization Trust 5.245% due 05/25/2035 •		350	235
Towd Point Mortgage Funding 5.037% due 10/20/2051 •	GBP	909	1,122
WaMu Mortgage Pass-Through Certificates Trust 5.505% due 01/25/2045 •		$1,635	1,468

Total Non-Agency Mortgage-Backed Securities (Cost $4,496)			3,983

ASSET-BACKED SECURITIES 10.3%
522 Funding CLO Ltd. 5.848% due 10/20/2031 •		600	590
Aames Mortgage Investment Trust 5.325% due 04/25/2036 •		86	76
ACAS CLO Ltd. 5.685% due 10/18/2028 •		431	427
ACE Securities Corp. Home Equity Loan Trust
5.325% due 06/25/2036 •		160	113
5.745% due 08/25/2035 •		140	134
6.645% due 06/25/2034 •		7	7
Anchorage Capital CLO Ltd. 5.842% due 07/15/2030 •		1,092	1,080
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •		72	72
Apidos CLO 5.695% due 07/18/2029 •		800	793
Ares CLO Ltd. 5.662% due 01/15/2029 •		764	757
Argent Securities Trust
5.145% due 07/25/2036 •		352	304
5.325% due 05/25/2035 •		488	436
Benefit Street Partners CLO Ltd. 5.822% due 01/17/2032 •		200	197
Carlyle Global Market Strategies CLO Ltd. 5.819% due 08/14/2030 •		1,248	1,235
Catamaran CLO Ltd. 5.915% due 04/22/2030 •		664	657
CIT Mortgage Loan Trust 6.195% due 10/25/2037 •		282	281
Citigroup Mortgage Loan Trust 5.280% due 11/25/2036 ~		69	67
Countrywide Asset-Backed Certificates 5.345% due 03/25/2037 •		649	605
Countrywide Asset-Backed Certificates Trust 4.985% due 05/25/2035 •		253	244
Crestline Denali CLO Ltd. 5.955% due 10/23/2031 •		499	490
Elevation CLO Ltd. 5.768% due 10/25/2030 •		690	683
First Franklin Mortgage Loan Trust 5.550% due 11/25/2036 •		1,436	1,366
Fremont Home Loan Trust
4.980% due 10/25/2036 •		695	580
4.995% due 10/25/2036 •		1,983	826
Gallatin CLO Ltd. 5.169% due 07/15/2031 •		400	392
GoldenTree Loan Management U.S. CLO Ltd. 5.718% due 11/20/2030 •		700	693
IndyMac INDB Mortgage Loan Trust 4.985% due 07/25/2036 •		842	259
LCM LP 5.668% due 07/19/2027 •		633	627
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		535	383

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Lehman XS Trust
4.907% due 06/25/2036 þ		516	491
5.165% due 05/25/2036 •		456	382
Long Beach Mortgage Loan Trust 5.445% due 01/25/2036 •		1,199	1,071
Magnetite Ltd. 5.744% due 11/15/2028 •		730	723
Man GLG Euro CLO DAC 3.158% due 01/15/2030 •	EUR	149	159
Oaktree CLO Ltd. 5.925% due 04/22/2030 •		$300	294
OCP Euro CLO DAC 3.273% due 09/22/2034 •	EUR	600	633
Octagon Investment Partners Ltd. 5.869% due 02/14/2031 ~		$400	392
OSD CLO Ltd. 5.662% due 04/17/2031 •		591	581
OZLM Ltd.
5.772% due 10/17/2029 ~		608	600
5.968% due 07/20/2032 •		500	492
6.052% due 10/30/2030 •		277	275
Palmer Square CLO Ltd. 5.792% due 10/17/2031 •		200	197
Palmer Square European Loan Funding DAC 3.068% due 04/15/2031 •	EUR	417	444
Palmer Square Loan Funding Ltd.
5.592% due 10/15/2029 •		$2,100	2,073
5.608% due 07/20/2029 •		1,144	1,130
Popular ABS Mortgage Pass-Through Trust 5.340% due 07/25/2036 •		133	124
Rad CLO Ltd. 5.936% due 07/24/2032 •		800	785
Saranac CLO Ltd. 6.294% due 08/13/2031 •		500	495
Segovia European CLO DAC 3.222% due 07/20/2032 •	EUR	500	530
Sound Point CLO Ltd.
5.788% due 10/20/2030 •		$1,350	1,330
5.798% due 07/25/2030 ~		658	649
6.018% due 07/20/2032 •		600	589
Stratus CLO Ltd. 5.758% due 12/29/2029 •		430	426
Structured Asset Securities Corp. Mortgage Loan Trust
5.415% due 10/25/2036 ~		79	77
5.640% due 02/25/2036 •		100	92
TCI-Symphony CLO Ltd. 5.835% due 10/13/2032 •		600	592
TCW CLO Ltd. 5.788% due 04/25/2031 •		600	591
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •		700	686
Venture CLO Ltd.
5.798% due 07/20/2030 •		596	589
5.962% due 07/30/2032 •		1,200	1,176
Vibrant CLO Ltd. 5.928% due 07/20/2032 •		300	292
Voya CLO Ltd. 5.792% due 10/15/2030 •		291	288
Wellfleet CLO Ltd. 5.698% due 07/20/2029 •		298	295

Total Asset-Backed Securities (Cost $34,900)			33,917

SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		441	111
1.500% due 07/09/2035 þ		289	70
15.500% due 10/17/2026	ARS	10,280	6
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2023 (e)	BRL	19,500	3,614
Colombian TES
7.000% due 03/26/2031	COP	2,449,800	405
7.750% due 09/18/2030		17,500,000	3,068
13.250% due 02/09/2033		6,321,100	1,459
Peru Government International Bond 1.862% due 12/01/2032		$800	607
Qatar Government International Bond 3.875% due 04/23/2023		1,400	1,399
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	31,200	1,866

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

United Kingdom Gilt 0.625% due 10/22/2050	GBP	3	2

Total Sovereign Issues (Cost $13,398)			12,607

		SHARES
COMMON STOCKS 6.4%
COMMUNICATION SERVICES 0.1%
Baidu, Inc. SP - ADR (c)		3,100	468

CONSUMER DISCRETIONARY 1.6%
Alibaba Group Holding Ltd. SP - ADR (c)		3,500	358
ANTA Sports Products Ltd.		27,400	398
Galaxy Entertainment Group Ltd. (c)		60,000	401
Gree Electric Appliances, Inc.of Zhuhai 'A'		77,700	415
H World Group Ltd. ADR (c)		8,800	431
Haier Smart Home Co. Ltd. 'H'		105,400	332
JD.com, Inc. ADR		6,700	294
Li Ning Co. Ltd.		44,500	351
Meituan 'B' (c)		19,100	349
Pinduoduo, Inc. ADR (c)		4,200	319
Sands China Ltd. (c)		112,800	392
Shenzhou International Group Holdings Ltd.		31,500	331
Tencent Holdings Ltd.		8,300	408
Trip.com Group Ltd. ADR (c)		10,900	410

			5,189

CONSUMER STAPLES 0.6%
China Mengniu Dairy Co. Ltd.		85,000	349
China Resources Beer Holdings Co. Ltd.		53,000	425
Inner Mongolia Yili Industrial Group Co. Ltd. 'A'		82,179	348
Kweichow Moutai Co. Ltd. 'A'		1,400	371
Wuliangye Yibin Co. Ltd. 'A'		13,500	387

			1,880

ENERGY 0.1%
EOG Resources, Inc.		1,600	183
Exxon Mobil Corp.		1,700	187

			370

FINANCIALS 1.5%
Bank of America Corp.		42,300	1,210
Citigroup, Inc.		26,900	1,261
JPMorgan Chase & Co.		9,200	1,199
Wells Fargo & Co.		31,700	1,185

			4,855

HEALTH CARE 2.2%
AbbVie, Inc.		2,400	383
Biogen, Inc. (c)		700	195
Elevance Health, Inc.		1,971	906
Exact Sciences Corp. (c)		2,800	190
Exelixis, Inc. (c)		24,317	472
Halozyme Therapeutics, Inc. (c)		11,447	437
Hologic, Inc. (c)		3,725	301
Incyte Corp. (c)		7,215	521
Moderna, Inc. (c)		1,200	184
Molina Healthcare, Inc. (c)		789	211
Neurocrine Biosciences, Inc. (c)		1,464	148
Pfizer, Inc.		8,000	326
Regeneron Pharmaceuticals, Inc. (c)		1,440	1,183
Seagen, Inc. (c)		926	188
United Therapeutics Corp. (c)		2,125	476
Vertex Pharmaceuticals, Inc. (c)		3,204	1,009

			7,130

INFORMATION TECHNOLOGY 0.2%
Activision Blizzard, Inc.		1,997	171
NetApp, Inc.		5,649	361

			532

MATERIALS 0.1%
CF Industries Holdings, Inc.		2,200	159

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Mosaic Co.		2,800	128
Nutrien Ltd.		1,700	126

			413

Total Common Stocks (Cost $21,338)			20,837

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		420,000	378

Total Preferred Securities (Cost $420)			378

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.5%
REPURCHASE AGREEMENTS (i) 22.6%			74,224

JAPAN TREASURY BILLS 18.6%
(0.142)% due 04/10/2023 - 06/05/2023 (d)(e)	JPY	8,132,000	61,253

U.S. TREASURY BILLS 0.3%
4.496% due 04/06/2023 - 05/25/2023 (d)(e)(n)		$852	849

Total Short-Term Instruments (Cost $136,198)			136,326

Total Investments in Securities (Cost $300,423)			292,579

		SHARES
INVESTMENTS IN AFFILIATES 33.7%
MUTUAL FUNDS (h) 8.2%
PIMCO Investment Grade Credit Bond Fund		2,663,321	23,650
PIMCO Preferred and Capital Securities Fund		397,059	3,280

Total Mutual Funds (Cost $30,899)			26,930

SHORT-TERM INSTRUMENTS 25.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.5%
PIMCO Short Asset Portfolio		5,159,264	49,519
PIMCO Short-Term Floating NAV Portfolio III		3,524,480	34,265

Total Short-Term Instruments (Cost $85,783)			83,784

Total Investments in Affiliates (Cost $116,682)			110,714

Total Investments 122.7% (Cost $417,105)			$403,293
Financial Derivative Instruments (k)(m) 0.7%(Cost or Premiums, net $(2,010))			2,378
Other Assets and Liabilities, net (23.4)%			(76,936)

Net Assets 100.0%			$328,735

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Principal amount of security is adjusted for inflation.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$28,400	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026		$(28,934)	$28,400	$28,400
	4.910	03/31/2023	04/03/2023	28,400	U.S. Treasury Notes 0.500% due 10/31/2027		(29,073)	28,400	28,412
DEU	4.760	03/31/2023	04/03/2023	11,715	U.S. Treasury Notes 3.500% due 02/15/2033		(11,770)	11,715	11,719
FICC	2.200	03/31/2023	04/03/2023	672	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024		(686)	672	672
SAL	4.900	03/31/2023	04/03/2023	4,700	U.S. Treasury Notes 0.250% due 09/30/2025		(4,801)	4,700	4,702
SSB	2.200	03/31/2023	04/03/2023	337	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(344)	337	337

Total Repurchase Agreements							$(75,608)	$74,224	$74,242

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BOS				4.930%	03/31/2023	04/03/2023	$(6,185)		$(6,187)

Total Reverse Repurchase Agreements									$(6,187)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (3.6)%
U.S. Treasury Notes					3.500%	02/15/2033	$11,700	$(11,646)	$(11,772)

Total Short Sales (3.6)%								$(11,646)	$(11,772)

(j)							Securities with an aggregate market value of $6,740 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)							Includes accrued interest.
(2)							Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(1,015) at a weighted average interest rate of 0.608%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures					$108.500	04/21/2023	26	$26	$(9)	$(6)
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures					111.500	04/21/2023	26	26	(10)	(6)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures					112.500	04/21/2023	40	40	(16)	(6)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures					118.000	04/21/2023	40	40	(26)	(8)

Total Written Options									$(61)	$(26)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Australia Government 3-Year Bond June Futures				06/2023	1	$73	$1		$0	$0
CAC 40 Index April Futures				04/2023	15	1,193	47		22	0
DAX Index June Futures				06/2023	2	857	36		18	0
E-Mini S&P 500 Index June Futures				06/2023	530	109,650	5,927		1,530	0
Euro STOXX 600 June Futures				06/2023	1,315	32,409	1,161		617	0
Euro STOXX Bank June Futures				06/2023	223	606	12		3	0
Euro-BTP June Futures				06/2023	2	250	9		2	(1)
FTSE 100 Index June Futures				06/2023	12	1,131	12		20	0
FTSE/MIB Index June Futures				06/2023	1	145	5		2	0
Hang Seng Index April Futures				04/2023	5	652	19		6	0
IBEX 35 Index April Futures				04/2023	1	100	3		2	0
MSCI Emerging Markets Index June Futures				06/2023	100	4,978	141		0	(12)
OMX Stockholm 30 Index April Futures				04/2023	7	150	0		0	(1)
S&P/Toronto Stock Exchange 60 June Futures				06/2023	30	5,368	80		40	0
SPI 200 Index June Futures				06/2023	63	7,571	57		126	0
Topix Index June Futures				06/2023	61	9,205	(43)		152	0
U.S. Treasury 2-Year Note June Futures				06/2023	61	12,594	139		9	0
U.S. Treasury 5-Year Note June Futures				06/2023	141	15,441	302		32	0
U.S. Treasury 10-Year Note June Futures				06/2023	119	13,676	(74)		41	0
U.S. Treasury Long-Term Bond June Futures				06/2023	42	5,509	206		42	0
U.S. Treasury Ultra 10-Year Note June Futures				06/2023	35	4,244	1		0	(4)
U.S. Treasury Ultra Long-Term Bond June Futures				06/2023	14	1,976	1		9	(3)

							$8,042		$2,673	$(21)

SHORT FUTURES CONTRACTS
									Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Australia Government 10-Year Bond June Futures				06/2023	2	$(164)	$(5)		$1	$(1)
Canada Government 10-Year Bond June Futures				06/2023	7	(653)	(27)		0	(2)
Euro STOXX 50 June Futures				06/2023	74	(3,420)	(165)		0	(73)
Euro-Bobl June Futures				06/2023	19	(2,429)	(55)		10	(6)
Euro-Bund June Futures				06/2023	30	(4,420)	(161)		21	(20)
Euro-Buxl 30-Year Bond June Futures				06/2023	6	(917)	(56)		4	(7)
Euro-Oat June Futures				06/2023	36	(5,084)	(163)		24	(26)
Japan Government 10-Year Bond June Futures				06/2023	3	(3,347)	(63)		11	0
Nikkei 225 Yen-denominated June Futures				06/2023	20	(2,124)	(11)		0	(22)
United Kingdom Long Gilt June Futures				06/2023	1	(127)	(4)		1	0

							$(710)		$72	$(157)

Total Futures Contracts							$7,332		$2,745	$(178)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	1.893%	$500	$20	$13	$33	$1	$0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

iTraxx Crossover 37 5-Year Index	(5.000)%	Quarterly		06/20/2027	EUR	100	$(6)	$1	$(5)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly		06/20/2028		$400	$0	$8	$8	$2	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		100	1	0	1	0	0
iTraxx Europe Main 39 5-Year Index	1.000	Quarterly		06/20/2028	EUR	300	1	1	2	1	0

							$2	$9	$11	$3	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	1,600	$7	$(13)	$(6)	$5	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		1,700	(15)	31	16	0	(7)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		700	23	(30)	(7)	6	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	43,500	28	(14)	14	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026		43,500	4	(18)	(14)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		55,900	(1)	(5)	(6)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	1,690,000	(87)	(22)	(109)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,020,000	278	48	326	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		70,000	107	(30)	77	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	1,010	(44)	(7)	(51)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$2,500	126	(15)	111	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		12,900	97	(74)	23	0	(19)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	360	143	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,926	(4)	40	36	6	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		3,100	27	(25)	2	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	2	29	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	13	11	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	158	186	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	45	318	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	12	(281)	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		14,000	209	(33)	176	0	(78)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		5,300	179	(207)	(28)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	34	171	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,000	(706)	(29)	(735)	30	0
Pay	1-Year BRL-CDI	11.670	Maturity	01/02/2025	BRL	9,600	(8)	(22)	(30)	0	(2)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

Receive	1-Year BRL-CDI	11.740	Maturity	01/02/2025		4,300	0	8	8	1	0
Receive	1-Year BRL-CDI	11.750	Maturity	01/02/2025		11,392	0	21	21	2	0
Pay	1-Year BRL-CDI	12.120	Maturity	01/02/2025		30,700	0	(31)	(31)	0	(5)
Pay	1-Year BRL-CDI	12.330	Maturity	01/02/2025		36,900	0	(18)	(18)	0	(6)
Receive	1-Year BRL-CDI	12.460	Maturity	01/02/2025		6,500	0	0	0	1	0
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027		17,700	(78)	25	(53)	1	0
Pay	1-Year BRL-CDI	13.078	Maturity	01/04/2027		12,300	0	58	58	0	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	2,690	6	(3)	3	0	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		50,040	194	(20)	174	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	4,971,900	0	(33)	(33)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		9,045,300	0	49	49	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		9,692,800	0	53	53	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		10,517,000	0	20	20	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		32,311,600	0	203	203	6	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	328	328	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		11,700,000	0	(248)	(248)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		3,211,630	65	(21)	44	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		7,451,100	0	80	80	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		11,840,180	(65)	(96)	(161)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		13,800,000	0	(42)	(42)	0	(1)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	1,450	34	4	38	1	0
Pay	3-Month KRW-KORIBOR	0.000	Quarterly	12/16/2025	KRW	3,728,800	226	(48)	178	5	0
Receive	3-Month KRW-KORIBOR	0.000	Quarterly	12/16/2025		3,728,800	(40)	(138)	(178)	0	(5)
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027		1,222,500	(38)	13	(25)	0	(2)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	49,840	(25)	(81)	(106)	0	(17)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		58,000	(291)	92	(199)	0	(18)
Pay	3-Month ZAR-JIBAR	7.700	Quarterly	01/20/2028		10,850	(2)	(7)	(9)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	2,654,240	71	(17)	54	0	(16)
Receive	6-Month CLP-CHILIBOR	6.045	Semi-Annual	02/11/2027		695,890	0	3	3	0	(4)
Pay	6-Month CLP-CHILIBOR	5.640	Semi-Annual	09/01/2030		1,057,300	0	26	26	6	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	25,450	(16)	(20)	(36)	2	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	EUR	1,400	(19)	19	0	0	(3)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,066)	(1,244)	(2,310)	0	(10)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		2,100	(19)	29	10	1	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		700	(18)	21	3	1	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	815,900	434	135	569	25	0
Pay	6-Month HUF-BBR	11.070	Annual	09/02/2027		206,100	0	52	52	0	(7)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	680	16	1	17	1	0
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	32,630	61	5	66	0	(9)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		13,400	0	2	2	4	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		81,300	(18)	(3)	(21)	27	0

							$(415)	$(624)	$(1,039)	$200	$(300)

Total Swap Agreements							$(399)	$(601)	$(1,000)	$204	$(301)

(l)	Securities with an aggregate market value of $1,624 and cash of $12,876 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)	Unsettled variation margin asset of $48 and liability of $(1) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2023	AUD	2,082		$1,383	$0	$(8)
	05/2023		$1,385	AUD	2,082	8	0
BOA	04/2023	CNH	4,641		$690	15	0
	04/2023	NZD	2,682		1,670	0	(7)
	04/2023	PEN	1,916		508	0	(1)
	04/2023	SEK	1,811		174	0	0
	04/2023		$662	AUD	988	0	(1)
	04/2023		575	DKK	4,029	12	0
	04/2023		70	HUF	25,712	3	0
	04/2023		617	NZD	993	4	0
	05/2023	EUR	1,049		$1,124	0	(16)
	05/2023	JPY	1,450,000		11,169	172	0
	05/2023	NZD	993		617	0	(4)
	05/2023		$351	AUD	524	0	0
	05/2023		227	CNY	1,553	0	0
	05/2023		953	EUR	879	5	(2)
	05/2023		2,452	PEN	9,376	34	0
	05/2023		174	SEK	1,808	0	0
	06/2023	JPY	1,150,000		$8,654	0	(86)
	06/2023	TWD	17,030		557	0	(5)
	07/2023		$287	ILS	984	0	(13)
BPS	04/2023	DKK	3,770		$548	0	(1)
	04/2023	ILS	281		83	5	0
	04/2023	KRW	353,344		271	0	0
	04/2023	PLN	52		12	0	0
	04/2023		$6	CZK	124	0	0
	04/2023		405	HUF	149,990	21	0
	04/2023		420	ILS	1,408	0	(28)
	04/2023		692	MXN	12,584	4	0
	04/2023		775	THB	27,079	18	0
	05/2023	CNY	2,351		$340	0	(3)
	05/2023	ILS	296		92	9	0
	05/2023		$2,951	AUD	4,414	3	0
	05/2023		548	DKK	3,763	1	0
	05/2023		33,344	EUR	31,060	420	0
	05/2023		14,537	JPY	1,903,952	0	(110)
	06/2023	IDR	208,911		$14	0	0
	06/2023	MXN	13,002		704	0	(5)
	06/2023	TWD	46,387		1,521	0	(11)
	06/2023		$143	CLP	118,402	5	0
	06/2023		226	IDR	3,386,991	0	0
	06/2023		271	KRW	351,805	0	0
	06/2023		82	TWD	2,489	1	0
BRC	04/2023	HKD	23,926		$3,064	14	0
	04/2023		$12	CNH	80	0	0
	04/2023		21	CZK	468	1	0
	04/2023		691	HKD	5,381	0	(5)
	05/2023	JPY	960,000		$7,231	0	(58)
	05/2023		$298	DKK	2,034	0	(1)
	05/2023	ZAR	13,403		$727	0	(24)
	06/2023		$79	MYR	353	1	0
BSH	04/2023	BRL	18,400		$3,433	0	(197)
	04/2023		$3,560	BRL	18,400	70	0
	10/2023	BRL	19,500		$3,659	0	(60)
CBK	04/2023	AUD	436		291	0	(1)
	04/2023	BRL	5,104		992	0	(15)
	04/2023	DKK	2,618		382	0	0
	04/2023	GBP	83		100	0	(2)
	04/2023	HKD	1,231		157	1	0
	04/2023	INR	10,740		131	0	0
	04/2023		$984	BRL	5,104	23	0
	04/2023		625	DKK	4,399	15	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

	04/2023		479	PEN	1,916	30	0
	04/2023		202	SEK	2,110	1	0
	04/2023		847	THB	27,706	0	(36)
	05/2023	CLP	1,039,164		$1,288	0	(11)
	05/2023	EUR	891		957	0	(12)
	05/2023	ILS	790		247	27	0
	05/2023	JPY	75,800		572	0	(3)
	05/2023	MXN	49		2	0	0
	05/2023		$5,927	CAD	7,909	0	(71)
	05/2023		382	DKK	2,613	0	0
	05/2023		452	EUR	424	8	0
	05/2023	ZAR	1,300		$73	0	0
	06/2023	COP	24,882,850		5,100	0	(160)
	06/2023	MXN	22,198		1,186	0	(27)
	06/2023		$117	IDR	1,751,871	0	0
	07/2023	ILS	985		$307	33	0
	07/2023	PEN	9,534		2,454	0	(65)
	08/2023	CLP	317,896		384	0	(11)
CLY	04/2023	THB	3,306		97	0	0
DUB	04/2023	AUD	1,411		938	0	(5)
	04/2023	BRL	12,967		2,432	0	(126)
	04/2023		$2,208	AUD	3,277	0	(18)
	04/2023		2,552	BRL	12,967	6	0
	05/2023		939	AUD	1,411	5	0
	06/2023		846	CLP	682,219	4	0
	07/2023		2,432	BRL	13,177	124	0
GLM	04/2023	BRL	12,247		$2,411	0	(6)
	04/2023	MXN	11,555		574	0	(65)
	04/2023		$2,258	BRL	12,247	159	0
	06/2023		775	COP	3,759,362	20	0
	06/2023		60	TWD	1,841	0	0
JPM	06/2023	COP	6,690,056		$1,378	0	(36)
	06/2023		$429	COP	2,066,948	8	0
MBC	04/2023	GBP	2,742		$3,313	0	(70)
	04/2023	HKD	20,762		2,659	13	0
	04/2023	ILS	205		60	3	0
	04/2023	INR	18,660		227	0	0
	04/2023		$525	MXN	10,043	31	0
	04/2023		310	SGD	409	0	(2)
	04/2023		814	THB	28,152	10	0
	05/2023		1,713	CNH	11,497	0	(36)
	05/2023		1,860	NOK	18,773	0	(63)
	06/2023		1,246	IDR	18,980,258	23	0
MYI	04/2023	JPY	4,572,000		$35,175	711	0
	04/2023	KRW	80,535		65	3	0
	04/2023	MXN	980		52	0	(3)
	04/2023		$1,349	AUD	2,007	0	(8)
	04/2023		1,054	KRW	1,317,686	2	(47)
	04/2023		877	ZAR	15,859	13	0
	05/2023	NOK	5,770		$553	1	0
	05/2023		$323	ILS	1,100	0	(17)
	05/2023		342	JPY	46,100	7	0
	05/2023		109	ZAR	2,033	4	0
	05/2023	ZAR	18,338		$1,001	0	(25)
	06/2023	IDR	1,451,818		97	0	0
RBC	04/2023	HKD	611		78	0	0
	04/2023		$3,481	GBP	2,825	4	0
	05/2023	CAD	430		$313	0	(6)
	05/2023	CNY	601		88	0	0
	05/2023	GBP	2,825		3,483	0	(4)
	05/2023		$2,217	MXN	41,971	94	0
	06/2023		1,348	CLP	1,096,093	19	0
	07/2023		1,278	MXN	24,582	60	0
	09/2023	ZAR	12,286		$682	3	0
RYL	04/2023		1,997		109	0	(3)
SCX	04/2023	INR	26,296		321	1	0
	04/2023	KRW	155,792		126	7	0
	04/2023		$107	NZD	172	0	0
	04/2023		836	THB	27,595	0	(28)
	04/2023	ZAR	13,862		$745	0	(33)
	05/2023	CLP	120,287		149	0	(1)
	05/2023	EUR	1,440		1,551	0	(14)
	05/2023	NZD	172		107	0	0
	05/2023		$411	CHF	373	0	(1)
	05/2023		387	JPY	51,200	1	0
	06/2023	TWD	13,897		$457	0	(2)
	06/2023		$4	TWD	122	0	0
	09/2023		593	ZAR	10,314	0	(22)
TOR	04/2023	AUD	1,525		$1,013	0	(7)
	04/2023		$847	KRW	1,045,027	0	(47)
	04/2023		880	NZD	1,422	9	0
	05/2023	NZD	1,422		$880	0	(9)
	05/2023		$1,014	AUD	1,525	7	0
UAG	04/2023	CNH	10,512		$1,562	32	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

04/2023	CZK	773	35	0	(1)
04/2023	$2,442	AUD	3,596	0	(38)
04/2023	134	HUF	50,825	10	0
04/2023	298	SGD	395	0	(1)
05/2023	CNH	11,500	$1,659	0	(19)
09/2023	$111	ZAR	1,972	0	(2)

Total Forward Foreign Currency Contracts	$2,358	$(1,825)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(314)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(8)	0

Total Written Options	$(263)	$(314)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$45	$0	$(20)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,028	(680)	619	0	(61)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(318)	230	0	(88)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(24)	0	(28)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	75	0	(35)

$(1,177)	$945	$0	$(232)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	4,600	$(11)	$(22)	$0	$(33)
Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	18,290	(83)	(19)	0	(102)
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	20,700	(3)	5	2	0
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/21/2027	THB	19,100	9	0	9	0
MYC	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	60,660	(2)	10	8	0
SCX	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	MYR	3,700	(18)	(3)	0	(21)

$(108)	$(29)	$19	$(156)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	Industrial Select Sector Index	1,061	5.070% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/21/2023	$3,874	$0	$17	$17	$0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	12/20/2023	100	(1)	2	1	0
Pay	NDDUWI Index	513	4.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	4,413	0	18	18	0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.071%	Maturity	06/20/2023	100	(1)	3	2	0
Receive	CMDSKEWLS Index	6,081	0.251%	Monthly	02/15/2024	1,704	0	5	5	0
JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/29/2023	2,111	0	0	0	0
MYI	Receive	DWRTFT Index	142	5.025%	Monthly	10/04/2023	1,609	0	(6)	0	(6)

$(2)	$39	$43	$(6)

Total Swap Agreements	$(1,287)	$955	$62	$(394)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2023 (Unaudited)

(n)

Securities with an aggregate market value of $842 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,169	$0	$6,169
Industrials	0	3,792	0	3,792
Utilities	0	2,563	0	2,563
Convertible Bonds & Notes
Industrials	0	829	0	829
U.S. Government Agencies	0	51,993	0	51,993
U.S. Treasury Obligations	0	19,185	0	19,185
Non-Agency Mortgage-Backed Securities	0	3,983	0	3,983
Asset-Backed Securities	0	33,917	0	33,917
Sovereign Issues	0	12,607	0	12,607
Common Stocks
Communication Services	468	0	0	468
Consumer Discretionary	5,189	0	0	5,189
Consumer Staples	1,880	0	0	1,880
Energy	370	0	0	370
Financials	4,855	0	0	4,855
Health Care	7,130	0	0	7,130
Information Technology	532	0	0	532
Materials	413	0	0	413
Preferred Securities
Financials	0	378	0	378
Short-Term Instruments
Repurchase Agreements	0	74,224	0	74,224
Japan Treasury Bills	0	61,253	0	61,253
U.S. Treasury Bills	0	849	0	849

	$20,837	$271,742	$0	$292,579
Investments in Affiliates, at Value
Mutual Funds	26,930	0	0	26,930
Short-Term Instruments
Central Funds Used for Cash Management Purposes	83,784	0	0	83,784

	$110,714	$0	$0	$110,714

Total Investments	$131,551	$271,742	$0	$403,293

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(11,772)	$0	$(11,772)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,612	337	0	2,949
Over the counter	0	2,420	0	2,420

	$2,612	$2,757	$0	$5,369
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(171)	(334)	0	(505)
Over the counter	0	(2,533)	0	(2,533)

	$(171)	$(2,867)	$0	$(3,038)

Total Financial Derivative Instruments	$2,441	$(110)	$0	$2,331

Totals	$133,992	$259,860	$0	$393,852

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary on January 14, 2009, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 10.2% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio's tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio's recognition of its Subsidiary's “subpart F income” will increase the Portfolio's tax basis in its Subsidiary.

Distributions by the Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio's tax basis in its Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Subsidiary's underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary's parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio's investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio's taxable income or any distributions made by the Portfolios or result in the inability of the Portfolios to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related

Notes to Financial Statements (Cont.)

to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$31,027	$273	$(8,540)	$(1,461)	$2,351	$23,650	$279	$0
PIMCO Preferred and Capital Securities Fund	0	3,240	0	0	40	3,280	0	0
PIMCO Short Asset Portfolio	48,922	537	0	0	60	49,519	536	0
PIMCO Short-Term Floating NAV Portfolio III	30,253	45,187	(41,200)	5	20	34,265	487	0
Totals	$110,202	$49,237	$(49,740)	$(1,456)	$2,471	$110,714	$1,302	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
CLY	Crédit Agricole Corporate and Investment Bank

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona
CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CAC	Cotation Assistée en Continu	DAX	Deutscher Aktien Index 30	NDDUWI	MSCI World Index Future
CDX.HY	Credit Derivatives Index - High Yield	DWRTFT	Dow Jones Wilshire REIT Total Return Index	OMX	Stockholm 30 Index
CDX.IG	Credit Derivatives Index - Investment Grade	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	S&P 500	Standard & Poor's 500 Index
CMBX	Commercial Mortgage-Backed Index	IBEX 35	Spanish Continuous Exchange Index	SIBCSORA	Singapore Overnight Rate Average
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	IBR	Indicador Bancario de Referencia	SOFR	Secured Overnight Financing Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABFNJ	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
ADR	American Depositary Receipt	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.5%
American Airlines, Inc. 9.558% (LIBOR03M + 4.750%) due 04/20/2028 ~		$1,500	$1,525
Carnival Corp. 8.090% (LIBOR01M + 3.250%) due 10/18/2028 ~		1,975	1,934
CommScope, Inc. 8.090% (LIBOR01M + 3.250%) due 04/06/2026 ~		965	931
Da Vinci Purchaser Corp. 8.953% (LIBOR03M + 4.000%) due 01/08/2027 ~		975	924
Diamond Sports Group LLC
8.025% due 08/24/2026		968	55
12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		528	499
Getty Images, Inc. 9.376% - 9.498% due 02/19/2026		1,152	1,153
RegionalCare Hospital Partners Holdings, Inc. 8.575% (LIBOR03M + 3.750%) due 11/16/2025 ~		865	827
Softbank Vision Fund 5.000% due 12/21/2025 «		1,873	1,764
Sotera Health Holdings LLC 7.575% (LIBOR03M + 2.750%) due 12/11/2026 ~		2,000	1,934
Starfruit Finco BV 7.526% due 10/01/2025		760	756
U.S. Renal Care, Inc. 9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		1,916	1,310

Total Loan Participations and Assignments (Cost $15,439)			13,612

CORPORATE BONDS & NOTES 84.8%
BANKING & FINANCE 10.0%
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	2,300	2,065
6.625% due 07/15/2026		$1,500	1,443
Barclays PLC 8.000% due 03/15/2029 •(c)(d)		800	685
Coinbase Global, Inc. 3.625% due 10/01/2031		325	182
Credit Acceptance Corp. 5.125% due 12/31/2024		1,000	951
CTR Partnership LP 3.875% due 06/30/2028		600	514
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	600
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		750	646
2.900% due 02/10/2029		800	663
3.375% due 11/13/2025		1,000	939
4.000% due 11/13/2030		1,000	851
4.063% due 11/01/2024		1,000	967
4.125% due 08/17/2027		1,000	918
4.134% due 08/04/2025		1,000	953
4.542% due 08/01/2026		500	475
5.113% due 05/03/2029		750	705
5.584% due 03/18/2024		1,500	1,487
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,600	1,462
6.500% due 10/01/2025		1,147	1,149
Freedom Mortgage Corp. 6.625% due 01/15/2027		1,100	848
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	975
HAT Holdings LLC
3.375% due 06/15/2026		700	608
3.750% due 09/15/2030		700	530
Howard Hughes Corp. 5.375% due 08/01/2028		750	684
Intesa Sanpaolo SpA
5.017% due 06/26/2024		1,000	961
5.710% due 01/15/2026		1,000	948
7.700% due 09/17/2025 •(c)(d)		1,000	920
Jefferies Finance LLC 5.000% due 08/15/2028		700	593

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	450	326
LFS Topco LLC 5.875% due 10/15/2026	1,000	873
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(c)(d)	3,500	3,311
Midcap Financial Issuer Trust 6.500% due 05/01/2028	1,025	873
MPT Operating Partnership LP 3.500% due 03/15/2031	1,800	1,213
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	769
5.500% due 08/15/2028	1,000	859
NCL Finance Ltd. 6.125% due 03/15/2028	250	203
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028	1,900	1,608
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	842
6.125% due 03/15/2024	1,000	975
6.625% due 01/15/2028	750	688
6.875% due 03/15/2025	1,000	970
7.125% due 03/15/2026	1,000	962
Oxford Finance LLC 6.375% due 02/01/2027	900	843
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,325	1,141
7.500% due 06/01/2025	1,000	1,005
Paysafe Finance PLC 4.000% due 06/15/2029 (f)	1,500	1,168
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	1,500	1,196
PRA Group, Inc. 5.000% due 10/01/2029	1,000	838
RHP Hotel Properties LP
4.500% due 02/15/2029	750	678
4.750% due 10/15/2027	1,000	938
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,000	916
4.000% due 09/15/2029	700	585
Rocket Mortgage LLC
3.875% due 03/01/2031	750	623
4.000% due 10/15/2033	1,650	1,312
SBA Communications Corp. 3.125% due 02/01/2029	2,000	1,742
Service Properties Trust 7.500% due 09/15/2025	500	494
SLM Corp. 3.125% due 11/02/2026	1,500	1,277
UniCredit SpA 7.296% due 04/02/2034 •	500	462
United Wholesale Mortgage LLC 5.500% due 11/15/2025	750	711

		55,123

INDUSTRIALS 67.8%
Academy Ltd. 6.000% due 11/15/2027	750	732
AdaptHealth LLC
4.625% due 08/01/2029	250	208
5.125% due 03/01/2030	825	701
6.125% due 08/01/2028	500	460
Adient Global Holdings 7.000% due 04/15/2028	1,000	1,029
Adient Global Holdings Ltd. 4.875% due 08/15/2026	1,300	1,254
ADT Security Corp.
4.125% due 06/15/2023	53	53
4.875% due 07/15/2032	1,000	883
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	1,000	763
Air Canada 3.875% due 08/15/2026	1,300	1,182
Albertsons Cos., Inc.
3.250% due 03/15/2026	250	235
3.500% due 03/15/2029	1,000	871
4.625% due 01/15/2027	250	242
4.875% due 02/15/2030	1,000	934
7.500% due 03/15/2026	1,500	1,540
Albion Financing 1 SARL 6.125% due 10/15/2026	750	669
Allegiant Travel Co. 7.250% due 08/15/2027	700	698
Altice Financing SA
5.000% due 01/15/2028	1,000	814

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.750% due 08/15/2029		1,500	1,194
Altice France Holding SA 6.000% due 02/15/2028		750	479
Altice France SA
5.125% due 01/15/2029		500	382
5.125% due 07/15/2029		1,000	753
5.500% due 01/15/2028		2,000	1,645
5.500% due 10/15/2029		500	383
8.125% due 02/01/2027		2,500	2,316
AMC Networks, Inc.
4.250% due 02/15/2029		1,000	616
4.750% due 08/01/2025		500	444
5.000% due 04/01/2024		400	395
American Airlines Pass-Through Trust 3.375% due 11/01/2028		375	327
American Airlines, Inc.
5.500% due 04/20/2026		3,875	3,818
5.750% due 04/20/2029		1,525	1,464
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	855
4.000% due 01/15/2028		2,000	1,823
Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	900
5.625% due 07/01/2027		500	487
ANGI Group LLC 3.875% due 08/15/2028		625	476
Apache Corp. 4.875% due 11/15/2027		1,500	1,393
APi Group DE, Inc. 4.125% due 07/15/2029		800	688
Arches Buyer, Inc. 4.250% due 06/01/2028		1,000	837
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		500	431
4.000% due 09/01/2029		625	490
Ardagh Packaging Finance PLC 2.125% due 08/15/2026	EUR	750	714
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		$1,000	883
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,200	960
7.500% due 09/30/2029		675	459
Avantor Funding, Inc. 4.625% due 07/15/2028		1,750	1,660
Avient Corp. 7.125% due 08/01/2030		650	671
Axalta Coating Systems Dutch Holding B BV 3.750% due 01/15/2025	EUR	625	671
Axalta Coating Systems LLC
3.375% due 02/15/2029		$750	644
4.750% due 06/15/2027		1,250	1,189
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,900	1,703
3.875% due 01/15/2028		1,275	1,187
4.000% due 10/15/2030		2,000	1,717
Ball Corp. 2.875% due 08/15/2030		1,100	917
Bath & Body Works, Inc. 6.875% due 11/01/2035		1,500	1,354
Bausch Health Cos., Inc.
5.500% due 11/01/2025		2,000	1,647
5.750% due 08/15/2027		1,000	624
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,296
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$875	800
BellRing Brands, Inc. 7.000% due 03/15/2030		1,000	1,014
Berry Global, Inc. 4.500% due 02/15/2026		594	572
Black Knight InfoServ LLC 3.625% due 09/01/2028		500	456
Block, Inc.
2.750% due 06/01/2026		500	456
3.500% due 06/01/2031		500	411
Boyd Gaming Corp. 4.750% due 06/15/2031		400	364
Boyne USA, Inc. 4.750% due 05/15/2029		500	447
Builders FirstSource, Inc.
5.000% due 03/01/2030		1,250	1,159
6.375% due 06/15/2032		1,400	1,406
Cable One, Inc. 4.000% due 11/15/2030		625	509
Cablevision Lightpath LLC
3.875% due 09/15/2027		750	604

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.625% due 09/15/2028		250	173
Caesars Entertainment, Inc. 4.625% due 10/15/2029		1,400	1,226
Caesars Resort Collection LLC 5.750% due 07/01/2025		800	801
Camelot Finance SA 4.500% due 11/01/2026		1,000	946
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,000	895
Carnival Corp.
4.000% due 08/01/2028		1,400	1,207
5.750% due 03/01/2027		1,500	1,232
7.625% due 03/01/2026		1,250	1,142
10.500% due 02/01/2026		1,000	1,043
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		1,250	1,100
5.000% due 07/15/2027		1,000	977
CCO Holdings LLC
4.250% due 02/01/2031		2,000	1,638
4.500% due 08/15/2030		2,000	1,692
4.500% due 05/01/2032		1,250	1,024
4.500% due 06/01/2033		2,000	1,613
4.750% due 03/01/2030		1,000	867
4.750% due 02/01/2032		500	421
5.000% due 02/01/2028		1,000	924
5.125% due 05/01/2027		1,000	946
5.375% due 06/01/2029		1,500	1,379
6.375% due 09/01/2029		2,200	2,103
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		500	431
Cellnex Finance Co. SA 3.875% due 07/07/2041		600	442
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,000	889
4.000% due 03/15/2031		1,000	876
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		1,000	891
Chesapeake Energy Corp.
5.500% due 02/01/2026		175	172
5.875% due 02/01/2029		500	477
6.750% due 04/15/2029		1,500	1,491
Churchill Downs, Inc.
4.750% due 01/15/2028		2,000	1,875
5.500% due 04/01/2027		750	735
Clarios Global LP
4.375% due 05/15/2026	EUR	1,100	1,142
8.500% due 05/15/2027		$1,000	1,006
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,300	1,162
4.875% due 07/01/2029		900	815
Clean Harbors, Inc.
4.875% due 07/15/2027		750	724
6.375% due 02/01/2031		600	613
Cloud Software Group Holdings, Inc. 6.500% due 03/31/2029		2,000	1,771
CNX Midstream Partners LP 4.750% due 04/15/2030		700	603
Coherent Corp. 5.000% due 12/15/2029		700	636
CommScope Technologies LLC
5.000% due 03/15/2027		1,000	732
6.000% due 06/15/2025		784	739
CommScope, Inc.
6.000% due 03/01/2026		250	242
7.125% due 07/01/2028		1,000	739
8.250% due 03/01/2027		750	615
Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	739
5.625% due 03/15/2027		1,250	1,099
6.000% due 01/15/2029		250	212
6.875% due 04/15/2029		750	465
8.000% due 03/15/2026		875	847
Comstock Resources, Inc.
5.875% due 01/15/2030		325	280
6.750% due 03/01/2029		1,000	916
Connect Finco SARL 6.750% due 10/01/2026		1,250	1,176
Consolidated Communications, Inc. 5.000% due 10/01/2028		250	170
CoreLogic, Inc. 4.500% due 05/01/2028		1,250	950
Coty, Inc.
3.875% due 04/15/2026	EUR	2,900	3,031
5.000% due 04/15/2026		$750	724
Covanta Holding Corp. 5.000% due 09/01/2030		500	431

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

CQP Holdco LP 5.500% due 06/15/2031	1,000	900
Crown Americas LLC 4.250% due 09/30/2026	1,000	960
CSC Holdings LLC
5.250% due 06/01/2024	1,000	966
5.375% due 02/01/2028	500	410
5.500% due 04/15/2027	1,000	843
5.750% due 01/15/2030	950	501
6.500% due 02/01/2029	1,000	831
DaVita, Inc. 3.750% due 02/15/2031	1,650	1,303
Deluxe Corp. 8.000% due 06/01/2029	775	567
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (a)	600	579
Diamond Sports Group LLC
5.375% due 08/15/2026 ^(b)	2,000	112
6.625% due 08/15/2027 ^(b)	1,000	14
DirecTV Financing LLC 5.875% due 08/15/2027	2,100	1,904
DISH DBS Corp.
5.250% due 12/01/2026	1,800	1,440
5.750% due 12/01/2028	2,300	1,721
DISH Network Corp. 11.750% due 11/15/2027	1,750	1,699
DT Midstream, Inc.
4.125% due 06/15/2029	1,700	1,492
4.375% due 06/15/2031	1,700	1,483
Dun & Bradstreet Corp. 5.000% due 12/15/2029	1,000	867
Edgewell Personal Care Co.
4.125% due 04/01/2029	1,000	877
5.500% due 06/01/2028	750	720
Elanco Animal Health, Inc. 6.650% due 08/28/2028	400	379
Element Solutions, Inc. 3.875% due 09/01/2028	1,000	879
Energizer Holdings, Inc.
4.375% due 03/31/2029	1,000	880
4.750% due 06/15/2028	500	451
EnLink Midstream LLC 6.500% due 09/01/2030	1,000	1,012
EnLink Midstream Partners LP
4.150% due 06/01/2025	596	579
5.450% due 06/01/2047	750	599
EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	909
4.500% due 01/15/2029	500	426
4.750% due 01/15/2031	1,000	831
6.000% due 07/01/2025	92	91
6.500% due 07/01/2027	500	485
6.500% due 07/15/2048	500	387
Fair Isaac Corp. 4.000% due 06/15/2028	1,000	928
Fertitta Entertainment LLC 4.625% due 01/15/2029	1,305	1,147
First Student Bidco, Inc. 4.000% due 07/31/2029	1,200	1,045
Ford Motor Co.
3.250% due 02/12/2032	1,570	1,236
6.100% due 08/19/2032	600	582
Frontier Communications Holdings LLC
5.000% due 05/01/2028	500	434
5.875% due 10/15/2027	625	569
6.750% due 05/01/2029	750	595
8.750% due 05/15/2030	1,200	1,196
Gap, Inc. 3.875% due 10/01/2031	1,900	1,320
Garda World Security Corp.
4.625% due 02/15/2027	1,500	1,348
7.750% due 02/15/2028	700	691
GFL Environmental, Inc. 3.500% due 09/01/2028	1,500	1,359
Global Medical Response, Inc. 6.500% due 10/01/2025	1,500	1,097
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,000	866
goeasy Ltd. 5.375% due 12/01/2024	1,000	944
GoTo Group, Inc. 5.500% due 09/01/2027	750	385
Graphic Packaging International LLC
3.500% due 03/15/2028	750	687
3.750% due 02/01/2030	700	608

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

Great Lakes Dredge & Dock Corp. 5.250% due 06/01/2029	350	265
Grifols Escrow Issuer SA 4.750% due 10/15/2028	700	575
H-Food Holdings LLC 8.500% due 06/01/2026	1,000	620
Hanesbrands, Inc. 4.875% due 05/15/2026	1,500	1,423
Harvest Midstream LP 7.500% due 09/01/2028	750	749
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	675	642
HealthEquity, Inc. 4.500% due 10/01/2029	925	823
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,500	1,267
3.750% due 05/01/2029	625	560
4.000% due 05/01/2031	625	548
4.875% due 01/15/2030	1,000	959
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	750	641
5.000% due 06/01/2029	850	756
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	750	741
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027	700	661
Howmet Aerospace, Inc. 5.950% due 02/01/2037	1,000	1,009
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)	500	459
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	500	441
Imola Merger Corp. 4.750% due 05/15/2029	1,000	896
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	875	794
Ingevity Corp. 3.875% due 11/01/2028	1,500	1,287
International Game Technology PLC
5.250% due 01/15/2029	750	719
6.250% due 01/15/2027	500	506
IQVIA, Inc.
5.000% due 10/15/2026	2,000	1,957
5.000% due 05/15/2027	1,000	984
Jazz Securities DAC 4.375% due 01/15/2029	625	576
JELD-WEN, Inc. 4.625% due 12/15/2025	600	557
Kaiser Aluminum Corp.
4.500% due 06/01/2031	300	247
4.625% due 03/01/2028	1,000	891
KFC Holding Co. 4.750% due 06/01/2027	750	729
Kinetik Holdings LP 5.875% due 06/15/2030	600	578
LABL, Inc. 6.750% due 07/15/2026	2,000	1,931
Lamar Media Corp.
3.625% due 01/15/2031	500	430
3.750% due 02/15/2028	1,000	926
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	2,100	1,906
Las Vegas Sands Corp.
2.900% due 06/25/2025	750	713
3.900% due 08/08/2029	700	633
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	409
Level 3 Financing, Inc. 3.750% due 07/15/2029	875	468
Lindblad Expeditions LLC 6.750% due 02/15/2027	900	872
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	600	538
4.875% due 11/01/2024	500	491
6.500% due 05/15/2027	875	885
Madison IAQ LLC 5.875% due 06/30/2029	1,500	1,160
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	1,425	1,215
4.750% due 01/15/2028	500	447
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,435
Mattel, Inc. 3.375% due 04/01/2026	500	471
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	800	801

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

McAfee Corp. 7.375% due 02/15/2030		750	630
Medline Borrower LP
3.875% due 04/01/2029		2,000	1,737
5.250% due 10/01/2029		1,500	1,303
MEG Energy Corp.
5.875% due 02/01/2029		500	482
7.125% due 02/01/2027		1,500	1,531
MGM China Holdings Ltd. 4.750% due 02/01/2027		500	448
MGM Resorts International
5.500% due 04/15/2027		327	318
5.750% due 06/15/2025		657	656
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,000	870
MPH Acquisition Holdings LLC 5.750% due 11/01/2028		1,500	1,081
NCL Corp. Ltd.
5.875% due 03/15/2026		625	533
5.875% due 02/15/2027		800	747
7.750% due 02/15/2029		300	258
NCR Corp.
5.000% due 10/01/2028		500	440
5.125% due 04/15/2029		1,000	866
NESCO Holdings, Inc. 5.500% due 04/15/2029		375	340
Newell Brands, Inc.
5.875% due 04/01/2036		500	443
6.000% due 04/01/2046		400	327
Nexstar Media, Inc. 5.625% due 07/15/2027		1,750	1,619
NextEra Energy Operating Partners LP
4.250% due 09/15/2024		45	43
4.500% due 09/15/2027		750	717
Northriver Midstream Finance LP 5.625% due 02/15/2026		1,125	1,057
Novelis Corp.
3.875% due 08/15/2031		600	506
4.750% due 01/30/2030		2,000	1,840
NuStar Logistics LP
5.750% due 10/01/2025		625	609
6.375% due 10/01/2030		500	480
Occidental Petroleum Corp.
4.625% due 06/15/2045		2,000	1,605
6.375% due 09/01/2028		500	518
6.450% due 09/15/2036		750	789
6.600% due 03/15/2046		1,000	1,052
8.875% due 07/15/2030		875	1,019
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	800	708
4.250% due 10/01/2028		$1,750	1,450
6.250% due 10/01/2029		750	556
ON Semiconductor Corp. 3.875% due 09/01/2028		1,000	901
Open Text Corp. 3.875% due 02/15/2028		1,000	894
Open Text Holdings, Inc. 4.125% due 02/15/2030		1,000	859
Option Care Health, Inc. 4.375% due 10/31/2029		700	619
Organon & Co.
4.125% due 04/30/2028		1,750	1,601
5.125% due 04/30/2031		1,750	1,555
Outfront Media Capital LLC 5.000% due 08/15/2027		1,000	902
Owens & Minor, Inc. 4.500% due 03/31/2029		1,250	977
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,200	1,050
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		1,875	1,686
Parkland Corp. 5.875% due 07/15/2027		1,750	1,700
PDC Energy, Inc.
5.750% due 05/15/2026		1,000	975
6.125% due 09/15/2024		500	498
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		600	544
Performance Food Group, Inc. 5.500% due 10/15/2027		500	489
Permian Resources Operating LLC 5.375% due 01/15/2026		2,000	1,898
Perrigo Finance Unlimited Co. 4.400% due 06/15/2030		1,200	1,079
PetSmart, Inc.
4.750% due 02/15/2028		1,500	1,409

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

7.750% due 02/15/2029	650	639
PGT Innovations, Inc. 4.375% due 10/01/2029	600	543
Post Holdings, Inc.
4.625% due 04/15/2030	1,000	897
5.500% due 12/15/2029	1,000	943
5.625% due 01/15/2028	1,250	1,226
5.750% due 03/01/2027	707	691
Prestige Brands, Inc.
3.750% due 04/01/2031	1,000	848
5.125% due 01/15/2028	1,000	971
Prime Security Services Borrower LLC
5.250% due 04/15/2024	1,000	990
5.750% due 04/15/2026	1,000	993
6.250% due 01/15/2028	1,000	936
Radiate Holdco LLC
4.500% due 09/15/2026	1,000	783
6.500% due 09/15/2028	1,000	411
Range Resources Corp.
4.750% due 02/15/2030	200	183
4.875% due 05/15/2025	1,000	981
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031	800	839
Rockcliff Energy LLC 5.500% due 10/15/2029	780	692
Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	439
6.875% due 04/15/2040	500	418
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	750	671
Rolls-Royce PLC 5.750% due 10/15/2027	750	748
Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	1,000	937
5.500% due 04/01/2028	1,500	1,326
7.250% due 01/15/2030	1,000	1,007
11.500% due 06/01/2025	3,324	3,547
RP Escrow Issuer LLC 5.250% due 12/15/2025	500	379
Sabre Global, Inc.
7.375% due 09/01/2025	1,000	894
9.250% due 04/15/2025	500	471
Scientific Games Holdings LP 6.625% due 03/01/2030	650	575
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	1,000	893
Scripps Escrow, Inc.
3.875% due 01/15/2029	600	472
5.875% due 07/15/2027	800	590
Seagate HDD Cayman 9.625% due 12/01/2032	1,989	2,231
Sealed Air Corp.
5.500% due 09/15/2025	1,000	989
6.125% due 02/01/2028	700	709
Select Medical Corp. 6.250% due 08/15/2026	1,000	971
Sensata Technologies BV 5.625% due 11/01/2024	1,250	1,247
Sensata Technologies, Inc.
3.750% due 02/15/2031	1,000	876
4.375% due 02/15/2030	500	456
Sigma Holdco BV 7.875% due 05/15/2026	900	715
Silgan Holdings, Inc. 4.125% due 02/01/2028	1,500	1,413
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	814
Sirius XM Radio, Inc.
4.125% due 07/01/2030	2,000	1,637
5.000% due 08/01/2027	1,000	937
5.500% due 07/01/2029	500	456
SM Energy Co. 6.500% due 07/15/2028	700	669
Southwestern Energy Co. 5.375% due 02/01/2029	2,000	1,887
Spectrum Brands, Inc.
3.875% due 03/15/2031	625	512
5.000% due 10/01/2029	750	652
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,264
Spirit AeroSystems, Inc.
7.500% due 04/15/2025	1,000	1,001
9.375% due 11/30/2029	900	983
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	600	604

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

SRS Distribution, Inc. 4.625% due 07/01/2028	700	623
Stagwell Global LLC 5.625% due 08/15/2029	1,100	966
Standard Industries, Inc.
3.375% due 01/15/2031	1,000	805
4.375% due 07/15/2030	1,250	1,089
4.750% due 01/15/2028	1,000	936
5.000% due 02/15/2027	500	476
Staples, Inc. 7.500% due 04/15/2026	2,000	1,754
Station Casinos LLC
4.500% due 02/15/2028	750	678
4.625% due 12/01/2031	1,200	1,015
Studio City Finance Ltd. 5.000% due 01/15/2029	200	154
Suburban Propane Partners LP 5.000% due 06/01/2031	700	612
Sunoco LP
4.500% due 05/15/2029	500	460
5.875% due 03/15/2028	500	481
Superior Plus LP 4.500% due 03/15/2029	750	671
Syneos Health, Inc. 3.625% due 01/15/2029	500	411
Team Health Holdings, Inc. 6.375% due 02/01/2025	1,000	603
TEGNA, Inc.
4.625% due 03/15/2028	1,000	876
5.000% due 09/15/2029	1,000	866
Tenet Healthcare Corp.
4.250% due 06/01/2029	225	204
4.375% due 01/15/2030	700	629
4.625% due 07/15/2024	412	407
4.625% due 09/01/2024	1,125	1,106
4.875% due 01/01/2026	500	491
5.125% due 11/01/2027	500	480
6.125% due 10/01/2028	1,400	1,343
6.125% due 06/15/2030	1,200	1,185
6.250% due 02/01/2027	1,000	984
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	1,000	945
TopBuild Corp. 3.625% due 03/15/2029	1,375	1,178
TransDigm, Inc.
4.625% due 01/15/2029	1,000	890
5.500% due 11/15/2027	2,000	1,888
6.250% due 03/15/2026	2,000	2,004
6.375% due 06/15/2026	2,000	1,957
6.750% due 08/15/2028	1,000	1,011
Transocean, Inc. 8.750% due 02/15/2030	800	817
Travel & Leisure Co.
4.500% due 12/01/2029	800	695
4.625% due 03/01/2030	1,500	1,288
6.625% due 07/31/2026	1,000	1,005
TripAdvisor, Inc. 7.000% due 07/15/2025	500	502
Triumph Group, Inc. 9.000% due 03/15/2028	1,000	1,002
Twilio, Inc.
3.625% due 03/15/2029	500	432
3.875% due 03/15/2031	625	531
U.S. Foods, Inc.
4.625% due 06/01/2030	900	813
4.750% due 02/15/2029	1,000	925
6.250% due 04/15/2025	750	758
Uber Technologies, Inc. 4.500% due 08/15/2029	1,575	1,438
United Airlines, Inc.
4.375% due 04/15/2026	1,650	1,580
4.625% due 04/15/2029	2,575	2,332
United Rentals North America, Inc.
3.875% due 02/15/2031	500	442
4.000% due 07/15/2030	1,500	1,350
5.500% due 05/15/2027	500	496
Univision Communications, Inc.
6.625% due 06/01/2027	1,250	1,186
7.375% due 06/30/2030	600	568
UPC Holding BV 5.500% due 01/15/2028	1,000	897
USA Compression Partners LP 6.875% due 04/01/2026	1,250	1,216
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)	800	813

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,900	2,618
3.875% due 11/01/2033		1,200	1,009
Veritas U.S., Inc. 7.500% due 09/01/2025		1,000	754
Viasat, Inc.
5.625% due 09/15/2025		1,500	1,424
5.625% due 04/15/2027		250	235
Viking Cruises Ltd. 5.875% due 09/15/2027		1,250	1,078
Virgin Media Finance PLC 5.000% due 07/15/2030		1,000	828
Virgin Media Secured Finance PLC 5.500% due 05/15/2029		2,500	2,331
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		1,000	852
VOC Escrow Ltd. 5.000% due 02/15/2028		1,000	889
WESCO Distribution, Inc. 7.125% due 06/15/2025		600	610
White Cap Buyer LLC 6.875% due 10/15/2028		1,000	868
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (a)		500	455
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	900	779
WR Grace Holdings LLC
4.875% due 06/15/2027		$1,000	965
5.625% due 08/15/2029		700	595
7.375% due 03/01/2031		600	603
WW International, Inc. 4.500% due 04/15/2029		1,000	539
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,700	1,608
5.500% due 03/01/2025		1,100	1,081
Wynn Resorts Finance LLC
5.125% due 10/01/2029		1,000	909
7.125% due 02/15/2031		650	660
Yum! Brands, Inc. 4.625% due 01/31/2032		2,000	1,862
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		750	571
6.125% due 03/01/2028		1,250	761
Ziggo Bond Co. BV 5.125% due 02/28/2030		1,000	805
Ziggo BV 4.875% due 01/15/2030		500	427
ZipRecruiter, Inc. 5.000% due 01/15/2030		800	685

			374,525

UTILITIES 7.0%
Antero Midstream Partners LP
5.375% due 06/15/2029		1,500	1,414
5.750% due 03/01/2027		500	489
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		75	67
Blue Racer Midstream LLC 6.625% due 07/15/2026		1,000	971
Calpine Corp.
3.750% due 03/01/2031		750	633
4.500% due 02/15/2028		1,000	929
4.625% due 02/01/2029		250	216
5.000% due 02/01/2031		375	318
5.125% due 03/15/2028		1,250	1,146
Clearway Energy Operating LLC
3.750% due 02/15/2031		500	432
3.750% due 01/15/2032		1,000	833
4.750% due 03/15/2028		500	478
Crestwood Midstream Partners LP
5.625% due 05/01/2027		1,000	965
6.000% due 02/01/2029		250	238
7.375% due 02/01/2031		1,000	1,001
CrownRock LP
5.000% due 05/01/2029		500	466
5.625% due 10/15/2025		2,350	2,306
Embarq Corp. 7.995% due 06/01/2036		1,000	421
Endeavor Energy Resources LP 5.750% due 01/30/2028		2,000	1,987
Genesis Energy LP
6.500% due 10/01/2025		1,000	970
8.000% due 01/15/2027		750	742
8.875% due 04/15/2030		800	811

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

Lumen Technologies, Inc. 4.000% due 02/15/2027	500	330
NRG Energy, Inc.
3.625% due 02/15/2031	1,000	803
5.250% due 06/15/2029	1,000	930
NSG Holdings LLC 7.750% due 12/15/2025	365	362
Sprint Capital Corp. 8.750% due 03/15/2032	2,000	2,437
Sprint LLC
7.125% due 06/15/2024	2,000	2,035
7.625% due 02/15/2025	2,000	2,076
7.625% due 03/01/2026	1,000	1,058
7.875% due 09/15/2023	3,000	3,025
Tallgrass Energy Partners LP
5.500% due 01/15/2028	500	458
6.000% due 12/31/2030	500	448
Telecom Italia Capital SA 6.375% due 11/15/2033	1,000	907
Telecom Italia SpA 5.303% due 05/30/2024	1,000	981
TerraForm Power Operating LLC
4.750% due 01/15/2030	500	449
5.000% due 01/31/2028	1,000	951
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	947
5.500% due 09/01/2026	1,000	972
5.625% due 02/15/2027	1,000	972
Vodafone Group PLC 5.125% due 06/04/2081 •	1,000	702

		38,676

Total Corporate Bonds & Notes (Cost $519,246)		468,324

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Notes
4.125% due 09/30/2027 (i)	22,600	23,031

Total U.S. Treasury Obligations (Cost $22,597)		23,031

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.687% due 11/25/2036 ^~	253	117
Countrywide Alternative Loan Trust 5.221% due 05/20/2046 ^~	37	30
Countrywide Home Loan Mortgage Pass-Through Trust
3.445% due 05/20/2036 ^~	110	98
5.485% due 03/25/2035 •	16	13
GSR Mortgage Loan Trust 4.124% due 04/25/2035 ~	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037 ^	188	140
WaMu Mortgage Pass-Through Certificates Trust 3.518% due 12/25/2036 ^~	127	108
Washington Mutual Mortgage Pass-Through Certificates Trust 4.108% due 05/25/2046 ^•	12	9

Total Non-Agency Mortgage-Backed Securities (Cost $487)		516

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 3.353% due 01/25/2037 ^•	65	20

Total Asset-Backed Securities (Cost $49)		20

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		1,130

Total Short-Term Instruments (Cost $1,130)		1,130

Total Investments in Securities (Cost $558,948)		506,633

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	2,989,916	29,068

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $29,049)	29,068

Total Investments in Affiliates (Cost $29,049)	29,068

Total Investments 97.0% (Cost $587,997)	$535,701
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $168)	187
Other Assets and Liabilities, net 3.0%	16,606

Net Assets 100.0%	$552,494

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,130	U.S. Treasury Notes 2.250% due 11/15/2025	$(1,153)	$1,130	$1,130

Total Repurchase Agreements	$(1,153)	$1,130	$1,130

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(2.000)%	03/24/2023	TBD(3)	$(970)	$(970)

Total Reverse Repurchase Agreements	$(970)

(f)	Securities with an aggregate market value of $1,168 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(251) at a weighted average interest rate of (2.000%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2023	234	$25,625	$501	$53	$0
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	61	7,390	261	34	0

$762	$87	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	30	$(4,420)	$(132)	$21	$(20)

Total Futures Contracts	$630	$108	$(20)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	1.439%	$300	$6	$12	$18	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.025	1,700	66	72	138	18	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.836	800	50	15	65	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.893	750	30	20	50	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	3.141	600	60	(14)	46	1	0

						$212	$105	$317	$25	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly		06/20/2027	$1,980	$40	$10	$50	$10	$0
CDX.HY-39 5-Year Index	5.000	Quarterly		12/20/2027	21,300	(62)	355	293	129	0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028	28,500	(22)	505	483	158	0

						$(44)	$870	$826	$297	$0

Total Swap Agreements						$168	$975	$1,143	$322	$0

Cash of $8,316 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

DUB		04/2023			$10,645	EUR	9,836	$23		$0
		05/2023		EUR	9,836		$10,662	0		(22)
UAG		04/2023			9,836		10,443	0		(224)

Total Forward Foreign Currency Contracts								$23		$(246)

(i)

Securities with an aggregate market value of $298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments						$0	$11,848	$1,764	$13,612
Corporate Bonds & Notes
Banking & Finance						0	55,123	0	55,123
Industrials						0	374,525	0	374,525
Utilities						0	38,676	0	38,676
U.S. Treasury Obligations						0	23,031	0	23,031
Non-Agency Mortgage-Backed Securities						0	516	0	516

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2023 (Unaudited)

Asset-Backed Securities	0	20	0	20
Short-Term Instruments
Repurchase Agreements	0	1,130	0	1,130

	$0	$504,869	$1,764	$506,633
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,068	$0	$0	$29,068

Total Investments	$29,068	$504,869	$1,764	$535,701

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	409	0	430
Over the counter	0	23	0	23

	$21	$432	$0	$453
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	0	0	(20)
Over the counter	0	(246)	0	(246)

	$(20)	$(246)	$0	$(266)

Total Financial Derivative Instruments	$1	$186	$0	$187

Totals	$29,069	$505,055	$1,764	$535,888

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$23,480	$65,371	$(59,800)	$18	$(1)	$29,068	$371	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	FICC	Fixed Income Clearing Corporation	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD	To-Be-Determined

Schedule of Investments PIMCO Income Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
Avolon TLB Borrower 1 (U.S.) LLC
6.261% (LIBOR01M + 1.500%) due 02/12/2027 ~		$29	$29
6.511% (LIBOR01M + 1.750%) due 01/15/2025 ~		63	63
Carnival Corp. 7.840% (LIBOR01M + 3.000%) due 06/30/2025 ~		973	962
Cengage Learning, Inc. 9.880% (LIBOR03M + 4.750%) due 07/14/2026 ~		3	2
Emerald TopCo, Inc. 8.340% (LIBOR01M + 3.500%) due 07/24/2026 ~		15	14
Envision Healthcare Corp.
12.701% due 04/29/2027		1,938	1,919
16.326% due 04/28/2028		796	592
Hilton Worldwide Finance LLC 6.642% due 06/22/2026		1,104	1,104
Intelsat Jackson Holdings SA 9.082% due 02/01/2029		529	525
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~		6	4
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(a)		14	10
Market Bidco Ltd. 7.357% (EUR002M + 4.750%) due 11/04/2027 ~	EUR	1,545	1,414
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~		2,400	2,525
PUG LLC 8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$19	14
SCUR-Alpha 1503 GmbH TBD% due 03/30/2030		1,300	1,144
SkyMiles IP Ltd. 8.558% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,761	1,828
Softbank Vision Fund 5.000% due 12/21/2025 «		2,342	2,205
Sotera Health Holdings LLC 7.575% (LIBOR03M + 2.750%) due 12/11/2026 ~		76	74
SS&C European Holdings SARL 6.590% (LIBOR01M + 1.750%) due 04/16/2025 ~		56	56
SS&C Technologies, Inc. 6.590% (LIBOR01M + 1.750%) due 04/16/2025 ~		68	68
Syniverse Holdings, Inc. 11.898% due 05/13/2027		935	833
TransDigm, Inc.
TBD% - 7.413% (LIBOR03M + 2.250%) due 05/30/2025 ~		2,409	2,409
8.148% (LIBOR03M + 2.250%) due 12/09/2025 ~		640	640
8.148% due 02/22/2027		747	747
U.S. Renal Care, Inc. 9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		143	98
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)		23	18
Windstream Services LLC TBD% - 11.157% due 09/21/2027 «		1,652	1,504

Total Loan Participations and Assignments (Cost $20,985)			20,801

CORPORATE BONDS & NOTES 18.0%
BANKING & FINANCE 8.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,028	1,718
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,414
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	100
Barclays PLC
7.437% due 11/02/2033 •		$2,438	2,697
7.750% due 09/15/2023 •(g)(h)		1,600	1,472
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		560	310
5.125% due 01/17/2025		600	391
Credit Suisse AG
0.250% due 01/05/2026	EUR	530	511
5.072% (SOFRRATE + 0.390%) due 02/02/2024 ~		$250	243
7.500% due 02/15/2028		1,000	1,062

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Credit Suisse AG AT1 Claim ^
Credit Suisse Group AG		2,845	164
0.650% due 01/14/2028 •	EUR	300	271
2.125% due 10/13/2026 •		200	198
3.091% due 05/14/2032 •		$520	419
3.288% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	101
6.373% due 07/15/2026 •		$500	484
6.442% due 08/11/2028 •		300	298
6.537% due 08/12/2033 •		500	515
Deutsche Bank AG
3.547% due 09/18/2031 •		700	575
6.720% due 01/18/2029 •		400	398
EPR Properties
4.750% due 12/15/2026		5	4
4.950% due 04/15/2028		10	8
GLP Capital LP
4.000% due 01/15/2031		1,685	1,447
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	63
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,379
3.973% due 05/22/2030 •		200	181
5.402% due 08/11/2033 •		3,300	3,264
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		600	409
4.500% due 05/29/2029		578	419
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(g)(h)	EUR	849	834
Morgan Stanley 0.000% due 04/02/2032 þ(i)		$300	187
MPT Operating Partnership LP 0.993% due 10/15/2026	EUR	2,400	1,767
NatWest Group PLC
4.445% due 05/08/2030 •		$400	376
4.892% due 05/18/2029 •		200	192
5.076% due 01/27/2030 •		200	195
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,330
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	35
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		6	6
Societe Generale SA
6.446% due 01/10/2029 •		2,600	2,610
6.691% due 01/10/2034 •		2,400	2,457
UBS Group AG 5.959% due 01/12/2034 •		4,424	4,544
UniCredit SpA 7.830% due 12/04/2023		1,490	1,504
Uniti Group LP 10.500% due 02/15/2028		473	459

			37,026

INDUSTRIALS 6.3%
American Airlines Pass-Through Trust
3.350% due 04/15/2031		15	14
4.000% due 01/15/2027		413	375
American Airlines, Inc. 5.500% due 04/20/2026		1,107	1,091
Amgen, Inc. 5.250% due 03/02/2033		2,100	2,159
British Airways Pass-Through Trust 4.625% due 12/20/2025		101	100
Broadcom, Inc.
3.469% due 04/15/2034		1,947	1,601
3.500% due 02/15/2041		959	724
Carvana Co.
5.500% due 04/15/2027		663	295
10.250% due 05/01/2030		2,320	1,323
Cellnex Finance Co. SA 3.875% due 07/07/2041		2,230	1,642
Charter Communications Operating LLC 3.900% due 06/01/2052		1,100	728
Community Health Systems, Inc.
5.625% due 03/15/2027		1,401	1,231
8.000% due 03/15/2026		246	238
CVS Pass-Through Trust 5.789% due 01/10/2026		118	117
DISH DBS Corp. 5.750% due 12/01/2028		2,630	1,968
Energy Transfer LP 4.950% due 05/15/2028		9	9
Exela Intermediate LLC 11.500% due 07/15/2026		32	4

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Gazprom PJSC Via Gaz Capital SA 2.949% due 01/24/2024	EUR	640	574
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$2,104	1,934
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	900	760
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	10	12
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		$29	32
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		385	17
5.500% due 04/12/2037 ^(b)		382	16
6.000% due 05/16/2024 ^(b)		141	7
6.000% due 11/15/2026 ^(b)		63	3
9.750% due 05/17/2035 ^(b)		100	5
Petroleos Mexicanos 6.700% due 02/16/2032		3,167	2,523
Prosus NV 2.778% due 01/19/2034	EUR	2,456	1,976
Sands China Ltd.
5.625% due 08/08/2025		$1,412	1,377
5.900% due 08/08/2028		200	190
Topaz Solar Farms LLC
4.875% due 09/30/2039		28	23
5.750% due 09/30/2039		199	189
U.S. Renal Care, Inc. 10.625% due 07/15/2027		38	10
United Airlines Pass-Through Trust
4.150% due 10/11/2025		3	3
5.875% due 04/15/2029		2,617	2,612
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)		8	8
Viking Cruises Ltd. 13.000% due 05/15/2025		2,536	2,681

			28,571

UTILITIES 3.5%
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	973
Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	1,935
3.250% due 06/15/2023		829	825
3.250% due 06/01/2031		3,895	3,304
3.300% due 03/15/2027		90	82
3.400% due 08/15/2024		159	155
3.750% due 08/15/2042		8	6
4.000% due 12/01/2046		3	2
4.200% due 03/01/2029		1,100	1,007
4.250% due 03/15/2046		8	6
4.300% due 03/15/2045		2,026	1,528
4.450% due 04/15/2042		5	4
4.500% due 12/15/2041		11	9
4.550% due 07/01/2030		1,259	1,180
4.950% due 07/01/2050		656	542
Sprint LLC
7.625% due 03/01/2026		18	19
7.875% due 09/15/2023		4,268	4,303

			15,880

Total Corporate Bonds & Notes (Cost $92,270)			81,477

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		37	39
6.725% due 04/01/2035		10	11
7.350% due 07/01/2035		9	10

			60

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		41	18

Total Municipal Bonds & Notes (Cost $83)			78

U.S. GOVERNMENT AGENCIES 34.1%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049		2,239	2,048
Ginnie Mae
2.500% due 04/20/2052		472	416

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

4.625% due 09/20/2066 ~		208	214
Ginnie Mae, TBA
3.500% due 05/01/2053		3,200	3,002
4.000% due 04/01/2053		800	770
4.500% due 05/01/2053		2,300	2,266
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 05/01/2036		590	562
3.500% due 07/01/2052		48	45
4.000% due 07/01/2048 - 07/01/2050		1,969	1,911
4.500% due 10/01/2050		1,634	1,627
6.000% due 11/01/2052 - 12/01/2052		3,109	3,180
6.500% due 02/01/2053		900	929
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2053		8,200	7,068
3.000% due 04/01/2053		15,500	13,909
3.500% due 04/01/2053		39,200	36,427
4.000% due 04/01/2053 - 05/01/2053		46,800	44,768
4.500% due 05/01/2053		11,200	10,977
5.000% due 04/01/2053		8,100	8,079
5.500% due 05/01/2053		5,900	5,958
6.000% due 04/01/2053		8,700	8,880
6.500% due 04/01/2053 - 05/01/2053		800	824

Total U.S. Government Agencies (Cost $151,952)			153,860

U.S. TREASURY OBLIGATIONS 17.0%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,194
3.000% due 08/15/2048		10	9
3.000% due 02/15/2049		500	438
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		5,028	4,931
0.125% due 10/15/2024		3,849	3,760
0.125% due 07/15/2030		1,751	1,630
0.125% due 01/15/2031		115	106
0.125% due 07/15/2031		2,959	2,727
0.125% due 02/15/2051		1,839	1,276
0.250% due 07/15/2029		3,652	3,462
0.250% due 02/15/2050		698	507
0.375% due 07/15/2023		4,462	4,475
0.375% due 01/15/2027		209	202
0.375% due 07/15/2027		61	59
0.500% due 04/15/2024		4,497	4,424
0.625% due 01/15/2024		7,925	7,859
0.625% due 07/15/2032		4,222	4,036
0.750% due 07/15/2028		848	831
0.750% due 02/15/2042		132	116
0.750% due 02/15/2045		762	650
0.875% due 01/15/2029		2,236	2,198
0.875% due 02/15/2047		868	752
1.000% due 02/15/2046		253	226
1.000% due 02/15/2048		849	758
1.000% due 02/15/2049		2,022	1,801
1.375% due 02/15/2044		128	125
U.S. Treasury Notes
2.250% due 12/31/2023 (n)		7,630	7,492
2.500% due 05/15/2024 (l)(n)		4,000	3,913
2.500% due 01/31/2025 (n)		13,800	13,404
2.625% due 01/31/2026 (l)		3,500	3,387

Total U.S. Treasury Obligations (Cost $81,270)			76,748

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.8%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	1,061
Bear Stearns ALT-A Trust 5.165% due 06/25/2046 ^•		3,529	2,907
Bridgepoint CLO DAC 0.000% due 10/16/2062 •	GBP	8,737	10,663
BX Trust 6.454% due 05/15/2030 •		$3,365	3,227
Chase Mortgage Finance Trust 3.861% due 12/25/2035 ^~		302	273
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,471	1,341
Countrywide Alternative Loan Trust 5.165% due 11/25/2036 •		4,744	3,794
Credit Suisse Mortgage Capital Certificates 3.188% due 11/30/2037 ~		7,731	7,088
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		5,091	5,045
Eurosail PLC
5.221% due 06/13/2045 ~	GBP	156	190
5.221% due 06/13/2045 •		681	826
Extended Stay America Trust 5.765% due 07/15/2038 ~		$4,881	4,738

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	687	706
HarborView Mortgage Loan Trust 5.241% due 03/19/2036 ^•		$42	37
Hilton Orlando Trust 6.234% due 12/15/2034 •		1,400	1,356
Legacy Mortgage Asset Trust 6.581% due 01/28/2070 •		551	551
LUXE Commercial Mortgage Trust 6.434% due 10/15/2038 •		5,081	4,833
MASTR Adjustable Rate Mortgages Trust 5.945% due 09/25/2037 •		11,500	4,951
Morgan Stanley Capital Trust
7.062% due 12/15/2038 •		2,645	2,461
7.761% due 12/15/2038 •		1,682	1,526
OBX Trust 5.695% due 04/25/2048 •		92	91
Precise Mortgage Funding PLC 4.950% due 03/12/2055 •	GBP	720	888
RBSSP Resecuritization Trust 3.489% due 12/26/2036 ~		$400	367
SFO Commercial Mortgage Trust 7.584% due 05/15/2038 •		2,400	1,938
Stratton Mortgage Funding PLC 6.651% due 03/12/2052 •	GBP	1,200	1,455
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$3,052	2,856
WaMu Mortgage Pass-Through Certificates Trust 4.021% due 03/25/2033 ~		32	30
Washington Mutual Mortgage Pass-Through Certificates Trust 3.988% due 10/25/2046 •		2,025	1,606

Total Non-Agency Mortgage-Backed Securities (Cost $72,328)			66,805

ASSET-BACKED SECURITIES 26.4%
Aegis Asset-Backed Securities Trust 5.015% due 01/25/2037 •		3,491	2,617
ALESCO Preferred Funding Ltd. 5.498% due 12/23/2034 •		191	188
Ameriquest Mortgage Securities Trust 5.355% due 04/25/2036 •		408	401
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.940% due 09/25/2034 •		1,815	1,641
Argent Securities Trust 5.325% due 07/25/2036 •		14,270	3,846
Asset-Backed Funding Certificates Trust 5.125% due 11/25/2036 •		3,891	2,309
Asset-Backed Securities Corp. Home Equity Loan Trust 5.820% due 06/25/2035 •		11,000	9,126
Bear Stearns Asset-Backed Securities Trust
5.580% due 09/25/2035 ~		592	588
5.977% due 12/25/2034 •		7,286	6,984
Citigroup Mortgage Loan Trust
5.005% due 12/25/2036 •		1,361	762
5.105% due 03/25/2037 •		19	16
5.365% due 03/25/2036 •		2,027	1,802
5.535% due 10/25/2035 ^•		500	452
5.580% due 09/25/2035 ^•		1,155	1,140
Countrywide Asset-Backed Certificates Trust
4.776% due 05/25/2036 ~		9,800	9,277
4.985% due 05/25/2037 ^~		1,104	1,008
4.985% due 04/25/2047 •		1,193	1,135
4.985% due 06/25/2047 •		934	854
5.065% due 05/25/2037 •		1,501	1,419
5.065% due 06/25/2037 •		990	949
5.065% due 06/25/2047 •		567	537
5.280% due 01/25/2045 ^•		1,023	899
EFS Volunteer LLC 5.668% due 10/25/2035 •		215	214
First Franklin Mortgage Loan Trust 4.965% due 12/25/2036 •		451	417
GSAMP Trust
5.490% due 11/25/2035 ^•		2,433	2,111
5.745% due 11/25/2035 •		1,827	1,701
Home Equity Mortgage Loan Asset-Backed Trust
5.065% due 04/25/2037 •		1,672	1,245
5.445% due 03/25/2036 •		4,331	3,813
HSI Asset Securitization Corp. Trust
4.985% due 01/25/2037 ~		2,608	2,036
5.065% due 12/25/2036 •		995	269
IXIS Real Estate Capital Trust 5.145% due 01/25/2037 •		3,546	1,374
LCCM Trust 6.134% due 11/15/2038 ~		4,000	3,866
Long Beach Mortgage Loan Trust 5.145% due 11/25/2036 •		461	326

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

MASTR Asset-Backed Securities Trust 5.015% due 10/25/2036 •		21	21
Merrill Lynch Mortgage Investors Trust 4.985% due 04/25/2047 •		4,864	2,055
Morgan Stanley ABS Capital, Inc. Trust
4.915% due 10/25/2036 •		2,075	1,007
4.925% due 11/25/2036 •		4,245	2,398
5.385% due 12/25/2034 •		514	448
5.385% due 03/25/2036 •		906	867
5.445% due 12/25/2034 •		754	655
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.995% due 07/25/2036 •		542	486
NovaStar Mortgage Funding Trust 5.385% due 05/25/2036 •		4,200	3,888
Option One Mortgage Loan Trust
5.065% due 04/25/2037 •		1,230	877
5.385% due 01/25/2036 •		5,000	4,437
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.895% due 09/25/2034 •		1,135	1,116
PRET LLC 1.868% due 07/25/2051 þ		4,249	3,951
RAAC Trust 5.535% due 11/25/2036 •		68	68
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,629	1,491
Residential Asset Mortgage Products Trust 5.970% due 06/25/2035 •		2,600	2,442
Residential Asset Securities Corp. Trust
5.445% due 02/25/2036 •		414	404
5.525% due 05/25/2037 •		246	239
5.550% due 10/25/2035 •		2,000	1,609
Saxon Asset Securities Trust
5.820% due 12/26/2034 •		629	513
6.595% due 12/25/2037 •		913	836
SLM Private Credit Student Loan Trust 5.196% due 06/15/2039 •		2,396	2,267
SMB Private Education Loan Trust 6.008% due 02/16/2055 •		4,281	4,216
Soundview Home Loan Trust
4.955% due 02/25/2037 •		1,079	307
5.250% due 12/25/2036 •		1,841	1,781
5.595% due 01/25/2035 •		5,168	4,646
5.820% due 11/25/2035 •		1,988	1,898
Structured Asset Securities Corp. 5.550% due 02/25/2035 ~		949	900
Structured Asset Securities Corp. Mortgage Loan Trust
4.980% due 07/25/2036 •		225	222
5.370% due 07/25/2036 ~		1,055	966
5.445% due 01/25/2037 •		3,400	2,666
5.845% due 04/25/2031 •		4,114	3,964

Total Asset-Backed Securities (Cost $124,696)			118,963

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,437	376
1.000% due 07/09/2029		125	35
1.500% due 07/09/2035 þ		1,606	405
3.500% due 07/09/2041 þ		5,071	1,425
3.875% due 01/09/2038 þ		82	25
15.500% due 10/17/2026	ARS	9,026	5
Autonomous City of Buenos Aires
74.828% (BADLARPP + 3.750%) due 02/22/2028 ~		6,357	15
75.227% (BADLARPP + 3.250%) due 03/29/2024 ~		12,737	31
Peru Government International Bond
5.400% due 08/12/2034	PEN	71	16
6.150% due 08/12/2032		27	7
6.350% due 08/12/2028		600	156
6.950% due 08/12/2031		20	5
8.200% due 08/12/2026		1,289	358
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	1,788	3
Romania Government International Bond 3.750% due 02/07/2034	EUR	2,460	2,089
Russia Government International Bond
0.000% due 04/24/2024 «	RUB	80,100	62
4.250% due 06/23/2027 «		$600	36
4.750% due 05/27/2026 «		1,000	60
5.100% due 03/28/2035 «		400	24
5.250% due 06/23/2047 «		1,600	96
5.625% due 04/04/2042		2,000	1,284
7.150% due 11/12/2025 «	RUB	88,624	69
7.500% due 03/31/2030		$53	36
7.950% due 10/07/2026 «	RUB	34,532	27
12.750% due 06/24/2028		$192	169

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

South Africa Government International Bond 10.500% due 12/21/2026	ZAR	70,900	4,240
Turkey Government International Bond
4.250% due 03/13/2025		$800	754
5.250% due 03/13/2030		600	497
7.625% due 04/26/2029		700	668
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		43	5
7.650% due 04/21/2025 ^(b)		105	11
8.250% due 10/13/2024 ^(b)		157	17
9.000% due 05/07/2023 ^(b)		46	5
9.250% due 09/15/2027 ^(b)		143	15
9.250% due 05/07/2028 ^(b)		83	9
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	32

Total Sovereign Issues (Cost $21,505)			13,068

		SHARES
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	160

CONSUMER DISCRETIONARY 0.0%
iHeartMedia, Inc. 'A' (c)		31,404	122
iHeartMedia, Inc. 'B' «(c)		24,427	86

			208

FINANCIALS 0.2%
Intelsat Emergence SA «(c)(i)		28,493	698

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(c)(i)		5,701	881
Westmoreland Mining Holdings «(c)(i)		239	1

			882

Total Common Stocks (Cost $3,922)			1,948

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		3,126	20

Total Rights (Cost $0)			20

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		398	1
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		2,969	20

			21

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		1,684	23

Total Warrants (Cost $138)			44

PREFERRED SECURITIES 0.4%
FINANCIALS 0.4%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		1,669,650	1,748

Total Preferred Securities (Cost $2,472)			1,748

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		176	5
Uniti Group, Inc.		1,155	4

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $10)			9

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (j) 0.1%			669

ARGENTINA TREASURY BILLS 0.1%
35.841% due 05/19/2023 - 09/18/2023 (d)(e)	ARS	141,238	345

Total Short-Term Instruments (Cost $1,172)			1,014

Total Investments in Securities (Cost $572,803)			536,583

		SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III		4,566,241	44,393

Total Short-Term Instruments (Cost $44,353)			44,393

Total Investments in Affiliates (Cost $44,353)			44,393

Total Investments 128.6% (Cost $617,156)			$580,976
Financial Derivative Instruments (k)(m) (0.6)%(Cost or Premiums, net $(6,572))			(2,542)
Other Assets and Liabilities, net (28.0)%			(126,802)

Net Assets 100.0%			$451,632

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Payment in-kind security.
(b)					Security is not accruing income as of the date of this report.
(c)					Security did not produce income within the last twelve months.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat Emergence SA					06/19/2017 - 02/23/2022			$2,094	$698	0.15%
Morgan Stanley 0.000% due 04/02/2032					02/11/2020			262	187	0.04
Neiman Marcus Group Ltd. LLC					09/25/2020			183	881	0.20
Westmoreland Mining Holdings					03/26/2019			1	1	0.00

								$2,540	$1,767	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$669	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			$(682)	$669	$669

Total Repurchase Agreements								$(682)	$669	$669

SHORT SALES:
Description					Coupon		Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Ginnie Mae, TBA					2.500%		04/01/2053	$300	$(264)	$(264)
Uniform Mortgage-Backed Security, TBA					2.000		04/01/2053	3,200	(2,569)	(2,646)

Total Short Sales (0.6)%									$(2,833)	$(2,910)

(1)					Includes accrued interest.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME 3-Month SOFR Active Contract December 2023 Futures					$96.063	12/15/2023	10	$25	$(21)	$(12)
Put - CME 3-Month SOFR Active Contract December 2023 Futures					96.063	12/15/2023	10	25	(20)	(20)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	10	25	(18)	(12)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	10	25	(19)	(22)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	15	38	(31)	(15)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	15	38	(32)	(39)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	10	25	(9)	(28)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	(3)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	10	25	(17)	(7)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	10	25	(19)	(22)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	15	38	(29)	(9)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	15	38	(30)	(38)

Total Written Options	$(253)	$(227)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2023	75	$15,484	$264	$11	$0
U.S. Treasury 5-Year Note June Futures	06/2023	102	11,170	218	23	0
U.S. Treasury 10-Year Note June Futures	06/2023	178	20,456	625	61	0

$1,107	$95	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	19	$(4,546)	$77	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2025	11	(2,664)	24	0	(2)
3-Month SOFR Active Contract December Futures	03/2026	11	(2,669)	21	0	(2)
3-Month SOFR Active Contract June Futures	09/2024	13	(3,134)	38	0	(2)
3-Month SOFR Active Contract June Futures	09/2025	10	(2,425)	21	0	(2)
3-Month SOFR Active Contract March Futures	06/2024	17	(4,084)	58	0	(2)
3-Month SOFR Active Contract March Futures	06/2025	9	(2,182)	19	0	(2)
3-Month SOFR Active Contract March Futures	06/2026	10	(2,427)	19	0	(2)
3-Month SOFR Active Contract September Futures	12/2024	12	(2,901)	29	0	(2)
3-Month SOFR Active Contract September Futures	12/2025	9	(2,183)	18	0	(1)
Australia Government 10-Year Bond June Futures	06/2023	34	(2,793)	(91)	16	(13)
Japan Government 10-Year Bond June Futures	06/2023	1	(1,116)	(21)	4	0
U.S. Treasury Long-Term Bond June Futures	06/2023	53	(6,951)	(290)	0	(53)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	29	(3,513)	(124)	0	(16)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	51	(7,197)	(290)	0	(68)

$(492)	$20	$(168)

Total Futures Contracts	$615	$115	$(168)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.562%	EUR	1,800	$50	$(23)	$27	$3	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.705	$900	11	(4)	7	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.740	1,200	18	(8)	10	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.893	200	7	6	13	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	2.312	200	9	7	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.892	400	21	11	32	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.599	2,300	9	20	29	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.695	EUR	300	(32)	26	(6)	0	0

$93	$35	$128	$5	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-30 5-Year Index	1.000%	Quarterly		12/20/2023		$1,445	$(34)	$39	$5	$2	$0
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		430	(10)	11	1	1	0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		340	(10)	10	0	1	0
CDX.EM-34 5-Year Index	1.000	Quarterly		12/20/2025		828	(27)	(5)	(32)	2	0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		6,164	(238)	52	(186)	14	0
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		600	(49)	20	(29)	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028		1,400	(104)	24	(80)	3	0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		2,574	219	(136)	83	12	0
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		1,089	59	(24)	35	6	0
CDX.HY-38 5-Year Index	5.000	Quarterly		06/20/2027		1,683	1	41	42	9	0
CDX.HY-39 5-Year Index	5.000	Quarterly		12/20/2027		11,700	(3)	164	161	69	0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028		15,900	(14)	285	271	88	0
CDX.IG-39 5-Year Index	1.000	Quarterly		12/20/2027		5,000	2	58	60	5	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		11,000	81	49	130	12	0
iTraxx Europe Main 38 5-Year Index	1.000	Quarterly		12/20/2027	EUR	5,700	(60)	120	60	17	0

							$(187)	$708	$521	$242	$0

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	3,300	$28	$(59)	$(31)	$14	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		100	(1)	(49)	(50)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		100	(1)	(48)	(49)	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		200	6	(8)	(2)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(2)	(2)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	9	65	74	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029		4,351,000	210	633	843	37	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		790,000	9	65	74	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		420,000	123	125	248	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		50,000	0	13	13	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		$194,940	(309)	1,299	990	35	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		82,150	(61)	754	693	15	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		20,400	(1)	253	252	0	(16)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		10,200	1	125	126	0	(10)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		100,490	(293)	1,377	1,084	130	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		42,400	5	808	813	57	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		8,000	102	151	253	0	(14)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	105	106	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(50)	(51)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(68)	(70)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	212	300	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	87	87	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(104)	(141)	13	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(19)	(27)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	(2)	45	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	10	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	459	684	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	68	183	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	(61)	406	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	14	11	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	7	4	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(78)	(81)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		2,400	(12)	(269)	(281)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(129)	(135)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	18	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	263	338	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(184)	(372)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	93	269	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(337)	(510)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	(120)	1,192	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	9	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	12	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	8	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	11	9	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	11	9	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	6	4	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	25	21	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	(1,752)	(1,312)	0	(251)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	(833)	(903)	0	(108)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		2,730	27	7	34	0	(15)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		75	(2)	1	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	7	5	2	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	700	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		600	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		1,500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		2,500	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		2,500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		800	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		900	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		2,200	0	(5)	(5)	0	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$56,600	(412)	(1,010)	(1,422)	0	(11)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		1,700	(3)	(63)	(66)	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		2,500	(3)	(79)	(82)	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,500	(1,817)	2,081	264	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,400	(227)	294	67	0	(1)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025		1,700	(75)	175	100	0	(1)
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025		1,700	(75)	175	100	0	(1)
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		1,100	0	98	98	0	(2)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		8,200	126	719	845	0	(17)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		11,200	(1,680)	1,914	234	0	(25)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		12,400	151	(1,224)	(1,073)	29	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		400	(32)	59	27	0	(1)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		900	(2)	(75)	(77)	2	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		1,000	(3)	(87)	(90)	3	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		3,500	0	326	326	0	(9)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	01/20/2027		500	(1)	(44)	(45)	1	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		15,500	(54)	(1,274)	(1,328)	40	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		1,100	(3)	(88)	(91)	3	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		2,600	0	228	228	0	(6)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		10,200	(38)	(764)	(802)	26	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		400	(1)	46	45	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		3,213	(177)	(299)	(476)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	(170)	249	79	0	(4)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		800	(2)	(91)	(93)	2	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		3,066	73	(396)	(323)	9	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		578	0	67	67	0	(2)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		2,100	(8)	(213)	(221)	6	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		300	(1)	(33)	(34)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		500	(1)	(53)	(54)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		800	(98)	169	71	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		800	(62)	157	95	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(282)	601	319	0	(11)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(199)	354	155	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(100)	177	77	0	(3)
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(57)	161	104	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	(1,343)	4,877	3,534	0	(92)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		719	5	116	121	0	(3)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,495	(603)	(666)	(1,269)	27	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		4,400	334	524	858	0	(17)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		800	(3)	126	123	0	(4)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		900	(4)	143	139	0	(4)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		600	(2)	(89)	(91)	3	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		600	(1)	(87)	(88)	3	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		400	(1)	(57)	(58)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		7,000	(163)	1,052	889	0	(30)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	01/12/2032		400	(1)	(55)	(56)	2	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	01/24/2032		500	(2)	(71)	(73)	2	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		400	(1)	(53)	(54)	2	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		900	(6)	(99)	(105)	4	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(70)	145	75	0	(3)
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(69)	145	76	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(715)	1,120	405	0	(22)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	(480)	1,396	916	0	(28)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	(272)	584	312	0	(12)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(295)	466	171	0	(9)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		400	(4)	(130)	(134)	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		2,000	392	354	746	0	(17)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		500	(7)	147	140	0	(5)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/15/2051		4,000	78	(1,006)	(928)	40	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	01/24/2052		100	(1)	(27)	(28)	1	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	01/26/2052		100	(1)	(26)	(27)	1	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,566)	(246)	6	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(141)	(15)	0	0
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	6	6	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	10	10	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	11	11	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(3)	384	381	2	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	167	142	1	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(139)	(143)	0	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		3,700	38	(55)	(17)	0	(2)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	109	96	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	236	173	0	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	419	551	3	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023	MXN	2,500	10	(11)	(1)	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	4	(6)	(2)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	2	(3)	(1)	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		21,700	0	33	33	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		9,100	0	14	14	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		7,700	0	11	11	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(35)	(32)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(20)	(14)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(86)	(58)	2	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(28)	(16)	1	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(2)	(1)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(78)	(17)	3	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(26)	(5)	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(45)	(10)	1	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		2,600	0	2	2	0	(1)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,200	0	0	0	0	(1)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(85)	(76)	3	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(216)	(82)	8	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(24)	(9)	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(61)	(20)	2	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	30	5	0	(1)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	167	25	0	(6)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	2	0	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	19	3	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,600	7	(2)	5	0	(1)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		6,700	28	(7)	21	0	(2)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,600	0	(2)	(2)	0	(1)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		3,900	0	(4)	(4)	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(17)	(7)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	4	2	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(17)	(8)	1	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	37	6	0	(1)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(50)	(50)	0	(1)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(66)	(64)	0	(1)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(102)	(111)	0	(2)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(63)	(65)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(144)	(147)	0	(3)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(60)	(56)	0	(2)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(107)	(115)	0	(2)

							$(4,483)	$12,382	$7,899	$660	$(947)

Total Swap Agreements							$(4,577)	$13,125	$8,548	$907	$(947)

(l)	Securities with an aggregate market value of $5,006 and cash of $7,269 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2023		AUD	5,690		$3,785		$0		$(18)
		04/2023			$88		AUD	130	0		0
		05/2023			3,789		5,690		18		0
BOA		04/2023		PEN	3,518		$933		0		(1)
		05/2023			$1,207		PEN	4,575	6		0
		05/2023		ZAR	23,719		$1,289		0		(38)
		06/2023		TWD	10,170		333		0		(3)
		06/2023			$1,361		PEN	5,128	0		(5)
BPS		04/2023		EUR	306		$333		1		0
		04/2023		KRW	1,108,907		850		1		0
		04/2023			$138		MXN	2,503	1		0
		04/2023		ZAR	27,823		$1,537		0		(24)
		05/2023			$2,055		AUD	3,075	2		0
		05/2023			4,302		BRL	21,913	0		0
		05/2023			257		EUR	236	0		(1)
		06/2023		IDR	710,054		$46		0		(1)
		06/2023		MXN	2,843		154		0		(2)
		06/2023		TWD	49,502		1,622		0		(12)
		06/2023			$660		CLP	546,421	21		0
		06/2023			601		IDR	9,007,207	1		0
		06/2023			850		KRW	1,104,077	0		(1)
BRC		04/2023		CNH	992		$147		3		0
		04/2023			$614		GBP	507	11		0
		05/2023		ZAR	2,958		$160		0		(5)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

BSH	04/2023	$32	PEN	123	0	0
CBK	04/2023	PEN	238	$63	0	(1)
04/2023	$2,144	GBP	1,757	23	0
04/2023	932	PEN	3,709	53	0
05/2023	CAD	167	$125	1	0
05/2023	MXN	129	6	0	(1)
05/2023	PEN	1,042	263	0	(14)
05/2023	$961	CLP	775,114	8	0
05/2023	582	NZD	927	0	(3)
06/2023	MXN	10,151	$542	0	(12)
06/2023	$311	IDR	4,658,823	1	0
06/2023	45	PEN	174	1	0
07/2023	28	109	1	0
08/2023	1,860	CLP	1,541,398	53	0
GLM	04/2023	BRL	36,642	$6,914	0	(316)
04/2023	$6,760	BRL	36,642	470	0
05/2023	PEN	3,431	$853	0	(57)
05/2023	ZAR	9,258	527	16	(7)
06/2023	TWD	18,029	591	0	(4)
07/2023	$6,914	BRL	37,239	310	0
MBC	04/2023	EUR	848	$905	0	(15)
04/2023	JPY	71,700	535	0	(5)
04/2023	$286	EUR	268	4	0
05/2023	CNH	313	$47	1	0
05/2023	$1,642	NOK	16,581	0	(56)
05/2023	ZAR	4,563	$244	0	(11)
06/2023	$3,508	IDR	53,446,883	63	0
MYI	04/2023	AUD	3,781	$2,523	0	(4)
04/2023	EUR	16,602	17,553	0	(452)
04/2023	$9,691	AUD	14,415	0	(56)
04/2023	18,992	EUR	17,488	0	(26)
04/2023	1,831	KRW	2,274,110	0	(90)
05/2023	EUR	17,488	$19,023	27	0
05/2023	$2,526	AUD	3,781	4	0
06/2023	172	IDR	2,605,557	2	0
NGF	04/2023	5,080	JPY	683,323	67	0
RBC	04/2023	MXN	2,493	$120	0	(18)
04/2023	$14,091	GBP	11,435	15	0
04/2023	709	JPY	96,074	15	0
05/2023	GBP	11,435	$14,099	0	(15)
05/2023	$5,322	JPY	705,428	13	0
05/2023	2,790	MXN	52,814	118	0
07/2023	3,393	65,279	160	0
SCX	04/2023	10	INR	852	0	0
04/2023	3,565	KRW	4,399,180	0	(196)
05/2023	CLP	555,118	$688	0	(6)
05/2023	$1,968	NZD	3,102	0	(29)
06/2023	TWD	1,195	$39	0	0
06/2023	$1,285	IDR	19,586,449	24	0
09/2023	ZAR	7,407	$422	12	0
TOR	04/2023	AUD	2,420	1,607	0	(10)
04/2023	GBP	13,699	16,477	0	(422)
04/2023	$283	AUD	420	0	(2)
05/2023	1,609	2,420	11	0

Total Forward Foreign Currency Contracts	$1,538	$(1,939)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	1,300	$(4)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,300	(4)	(8)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	600	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	600	(2)	(9)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	1,500	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	1,500	(3)	(20)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	300	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	300	(2)	(3)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(7)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	1,100	(8)	(4)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	1,100	(8)	(10)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	06/15/2023	1,700	(9)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	06/15/2023	1,700	(9)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.060	06/15/2023	6,800	(36)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	06/15/2023	6,800	(36)	(40)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.140	06/20/2023	3,900	(21)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.140	06/20/2023	3,900	(21)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	800	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	800	(5)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	600	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	600	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	600	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	600	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,300	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,300	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,300	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,300	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	1,300	(10)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	1,300	(10)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	600	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	600	(5)	(6)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	1,600	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	1,600	(3)	(24)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(5)	(40)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	1,600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	1,600	(5)	(22)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	1,500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	1,500	(3)	(20)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	1,500	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	1,500	(3)	(23)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(8)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	06/15/2023	3,100	(16)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	06/15/2023	3,100	(16)	(21)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,000	(6)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,000	(6)	(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(12)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	800	(6)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	800	(6)	(7)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	800	(6)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	800	(6)	(7)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	4,800	(9)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	4,800	(9)	(71)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	2,400	(5)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	2,400	(5)	(36)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	2,200	(3)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	2,200	(5)	(34)

$(472)	$(634)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	$95.594	04/06/2023	100	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	97.469	04/06/2023	300	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	97.891	04/06/2023	600	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	99.469	04/06/2023	300	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	99.891	04/06/2023	600	(2)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	95.625	04/06/2023	600	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	98.359	04/06/2023	600	(2)	(4)

$(17)	$(9)

Total Written Options	$(489)	$(643)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	2.611%	$300	$(27)	$7	$0	$(20)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.165	200	(9)	1	0	(8)
Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.583	400	(28)	24	0	(4)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.468	400	(36)	25	0	(11)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.106	540	(70)	43	0	(27)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.835	600	(10)	12	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.272	100	0	0	0	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	400	(14)	(6)	0	(20)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.835	400	(6)	7	1	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	400	(15)	(5)	0	(20)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	200	(18)	5	0	(13)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.226	300	(5)	7	2	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.168	100	(4)	0	0	(4)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.468	200	(18)	12	0	(6)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.106	300	(34)	19	0	(15)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	300	(11)	(4)	0	(15)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	400	(36)	9	0	(27)
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	200	(5)	3	0	(2)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.168	700	(31)	4	0	(27)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.828	300	(15)	16	1	0

$(392)	$179	$6	$(219)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$(2)	$0	$(3)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	147	0	(108)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	(374)	0	(351)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,426	(590)	527	0	(63)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	(16)	0	(15)
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	(4)	0	(3)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(39)	(127)	0	(166)
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	(260)	0	(260)

$(860)	$(109)	$0	$(969)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid High Yield Index	N/A	1.071%	Maturity	06/20/2023	$100	$(1)	$3	$2	$0

Total Swap Agreements	$(1,253)	$73	$8	$(1,188)

(n)

Securities with an aggregate market value of $2,372 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,567	$6,234	$20,801
Corporate Bonds & Notes
Banking & Finance	0	37,026	0	37,026
Industrials	0	28,571	0	28,571
Utilities	0	15,880	0	15,880
Municipal Bonds & Notes
Illinois	0	60	0	60
Puerto Rico	0	18	0	18
U.S. Government Agencies	0	153,860	0	153,860
U.S. Treasury Obligations	0	76,748	0	76,748
Non-Agency Mortgage-Backed Securities	0	66,805	0	66,805
Asset-Backed Securities	0	118,963	0	118,963
Sovereign Issues	0	12,694	374	13,068
Common Stocks
Communication Services	160	0	0	160
Consumer Discretionary	122	0	86	208
Financials	0	0	698	698
Industrials	0	0	882	882
Rights
Financials	0	0	20	20
Warrants
Financials	0	0	21	21
Information Technology	0	0	23	23
Preferred Securities
Financials	0	1,748	0	1,748
Real Estate Investment Trusts
Real Estate	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	669	0	669
Argentina Treasury Bills	0	345	0	345

$291	$527,954	$8,338	$536,583
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,393	$0	$0	$44,393

Total Investments	$44,684	$527,954	$8,338	$580,976

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,910)	$0	$(2,910)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	1,002	0	1,022
Over the counter	0	1,546	0	1,546

$20	$2,548	$0	$2,568
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(1,329)	0	(1,342)
Over the counter	0	(3,770)	0	(3,770)

$(13)	$(5,099)	$0	$(5,112)

Total Financial Derivative Instruments	$7	$(2,551)	$0	$(2,544)

Totals	$44,691	$522,493	$8,338	$575,522

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$4,466	$0	$0	$15	$0	$249	$1,504	$0	$6,234	$248
Sovereign Issues	0	0	0	0	0	0	374	0	374	0
Common Stocks
Consumer Discretionary	135	0	0	0	0	(49)	0	0	86	(49)
Financials	684	0	0	0	0	14	0	0	698	14
Industrials	1,005	0	0	0	0	(123)	0	0	882	(124)
Rights
Financials	21	0	0	0	0	(1)	0	0	20	(2)
Warrants
Financials	24	0	0	0	0	(3)	0	0	21	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2023 (Unaudited)

Information Technology	34	0	0	0	0	(11)	0	0	23	(11)

Totals	$6,369	$0	$0	$15	$0	$76	$1,878	$0	$8,338	$75

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$2,205	Discounted Cash Flow	Discount Rate	8.410	—
2,525	Indicative Market Quotation	Price	97.000	—
1,504	Third Party Vendor	Broker Quote	91.000	—
Sovereign Issues	374	Third Party Vendor	Expected Recovery	6.000	—
Common Stocks
Consumer Discretionary	86	Adjusted Market Price	Adjustment Factor	10.000	—
Financials	698	Indicative Market Quotation	Price	$22.250	—
Industrials	881	Discounted Cash Flow/Comparable Multiple	Discount Rate/Revenue Multiple/EBITDA Multiple	%/X/X	10.000/0.550/6.000	—
1	Indicative Market Quotation	Broker Quote	$3.000	—
Rights
Financials	20	Other Valuation Techniques(2)	—	—	—
Warrants
Financials	1	Indicative Market Quotation	Price	$1.000 - 2.250	2.131
20	Other Valuation Techniques(2)	—	—	—
Information Technology	23	Comparable Multiple	EBITDA Multiple	X	4.500	—

Total	$8,338

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from

Notes to Financial Statements (Cont.)

actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Adviser’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”)

website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,200	$90,056	$(112,900)	$26	$11	$44,393	$756	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR002M	2 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$230	$67
1.000% due 07/09/2029		5	1

Total Argentina (Cost $145)			68

AUSTRALIA 0.2%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Pepper Residential Securities Trust 5.729% due 03/12/2061 •		$95	95
RESIMAC Bastille Trust 5.631% due 09/05/2057 ~		148	148

			243

SOVEREIGN ISSUES 0.2%
Australia Government International Bond
1.000% due 11/21/2031	AUD	1,000	555
1.250% due 05/21/2032		200	112
1.750% due 06/21/2051		50	22
4.500% due 04/21/2033		900	663

			1,352

Total Australia (Cost $1,776)			1,595

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$800	806

Total Belgium (Cost $800)			806

CANADA 0.6%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$77	68
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	483

			551

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	364	250
2.867% due 02/12/2055 ~		1,000	656

			906

SOVEREIGN ISSUES 0.3%
Canada Government International Bond 1.750% due 12/01/2053		1,700	939
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		533	402
Province of Ontario 3.500% due 01/27/2027	AUD	1,000	653

			1,994

Total Canada (Cost $3,901)			3,451

CAYMAN ISLANDS 7.3%
ASSET-BACKED SECURITIES 7.0%
American Money Management Corp. CLO Ltd.
5.772% due 04/14/2029 •		$433	432

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

5.809% due 11/10/2030 •		1,492	1,476
AREIT Trust 5.789% due 11/17/2038 •		1,213	1,172
Barings CLO Ltd. 5.878% due 01/20/2032 •		1,500	1,481
BDS Ltd. 6.111% due 12/16/2036 •		1,700	1,670
Benefit Street Partners CLO Ltd. 5.742% due 10/15/2030 •		1,680	1,663
Carlyle Global Market Strategies CLO Ltd. 5.819% due 08/14/2030 •		1,632	1,615
CIFC Funding Ltd. 5.766% due 10/24/2030 •		1,744	1,723
Crestline Denali CLO Ltd. 5.838% due 04/20/2030 •		1,459	1,440
Dryden CLO Ltd. 5.782% due 01/17/2032 •		1,700	1,671
Elevation CLO Ltd. 5.768% due 10/25/2030 •		1,675	1,659
Gallatin CLO Ltd. 5.169% due 07/15/2031 •		2,100	2,059
GPMT Ltd. 6.102% due 12/15/2036 •		1,800	1,750
Halseypoint CLO Ltd. 6.252% due 11/30/2032 •		1,600	1,585
Jamestown CLO Ltd. 6.132% due 04/15/2033 •		1,300	1,282
KREF Ltd. 6.206% due 02/17/2039 •		1,700	1,666
LCM LP
5.668% due 07/19/2027 •		1,330	1,317
5.848% due 10/20/2027 •		324	323
LoanCore Issuer Ltd. 6.108% due 01/17/2037 •		1,700	1,648
Marble Point CLO Ltd. 5.832% due 10/15/2030 •		865	855
MF1 Ltd. 5.910% due 02/19/2037 •		1,800	1,753
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •		377	369
MidOcean Credit CLO 5.832% due 01/29/2030 •		1,186	1,176
Mountain View CLO LLC 5.882% due 10/16/2029 •		1,186	1,178
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •		1,700	1,644
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •		1,700	1,666
Venture CLO Ltd.
5.672% due 04/15/2027 •		173	173
5.854% due 09/07/2030 •		1,288	1,268
Vibrant CLO Ltd.
5.848% due 09/15/2030 •		1,575	1,551
5.928% due 07/20/2032 •		1,600	1,569

			40,834

CORPORATE BONDS & NOTES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	417
MGM China Holdings Ltd. 4.750% due 02/01/2027		500	449
Sands China Ltd.
5.625% due 08/08/2025		200	195
5.900% due 08/08/2028		500	475
Tencent Holdings Ltd. 3.595% due 01/19/2028		200	189

			1,725

Total Cayman Islands (Cost $43,301)			42,559

CHINA 4.6%
SOVEREIGN ISSUES 4.6%
China Government International Bond
2.440% due 10/15/2027	CNY	133,180	19,210
2.680% due 05/21/2030		9,600	1,382
3.010% due 05/13/2028		3,800	562
3.530% due 10/18/2051		28,000	4,283
3.720% due 04/12/2051		9,000	1,420

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Total China (Cost $27,620)			26,857

DENMARK 4.5%
CORPORATE BONDS & NOTES 4.5%
Jyske Realkredit AS
1.000% due 04/01/2024	DKK	8,200	1,168
1.000% due 10/01/2050		38,110	4,030
1.500% due 10/01/2053		3,827	420
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		20,300	2,895
1.000% due 10/01/2050		40,476	4,260
1.500% due 10/01/2053		5,456	605
Nykredit Realkredit AS
1.000% due 10/01/2050		25,708	2,744
1.500% due 10/01/2053		19,084	2,146
Realkredit Danmark AS
1.000% due 04/01/2024		46,800	6,678
1.000% due 10/01/2050		5,271	568
1.500% due 10/01/2053		4,704	517

Total Denmark (Cost $32,012)			26,031

FRANCE 2.0%
CORPORATE BONDS & NOTES 0.5%
Societe Generale SA
1.488% due 12/14/2026 •		$2,400	2,095
2.226% due 01/21/2026 •		400	369
2.797% due 01/19/2028 •		400	353
3.337% due 01/21/2033 •		500	403

			3,220

SOVEREIGN ISSUES 1.5%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	430
0.750% due 05/25/2052		4,650	2,760
2.000% due 05/25/2048		6,200	5,350

			8,540

Total France (Cost $17,457)			11,760

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,060
1.750% due 11/19/2030 •		600	513
2.222% due 09/18/2024 •		$1,800	1,751
2.625% due 12/16/2024	GBP	300	342
2.625% due 02/12/2026	EUR	1,200	1,207
3.547% due 09/18/2031 •		$1,000	821
3.729% due 01/14/2032 •(h)		1,100	821
3.961% due 11/26/2025 •		1,250	1,183
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	191
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	826

Total Germany (Cost $11,576)			9,715

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$900	920

Total Hungary (Cost $897)			920

IRELAND 1.7%
ASSET-BACKED SECURITIES 1.3%
Armada Euro CLO DAC 3.008% due 07/15/2031 •	EUR	700	740
Aurium CLO DAC 2.958% due 04/16/2030 •		496	525
Black Diamond CLO DAC 3.702% due 10/03/2029 •		5	5
BlueMountain Fuji EUR CLO II DAC 2.938% due 07/15/2030 •		1,104	1,175

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Cairn CLO DAC 3.068% due 04/30/2031 •		1,085	1,149
CVC Cordatus Loan Fund DAC 2.938% due 10/15/2031 •		800	846
Dryden Euro CLO DAC 2.948% due 04/15/2033 •		900	949
Jubilee CLO DAC
2.898% due 04/15/2030 ~		800	848
2.938% due 04/15/2031 •		500	524
Man GLG Euro CLO DAC 3.647% due 12/15/2031 •		999	1,058

			7,819

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	539
3.000% due 10/29/2028		600	524

			1,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 3.752% due 01/24/2061 •	EUR	1,302	1,391

Total Ireland (Cost $11,448)			10,273

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,143
4.500% due 01/17/2033		$400	400

Total Israel (Cost $1,755)			1,543

ITALY 0.5%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	875
2.625% due 04/28/2025		500	496
UniCredit SpA 7.830% due 12/04/2023		$1,200	1,211

			2,582

SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	509

Total Italy (Cost $3,513)			3,091

JAPAN 7.9%
CORPORATE BONDS & NOTES 0.5%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$500	496
6.154% (US0003M + 1.000%) due 09/11/2024 ~		900	897
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	190
4.345% due 09/17/2027		400	378
4.810% due 09/17/2030		400	362
Nomura Holdings, Inc. 2.329% due 01/22/2027		500	442

			2,765

SOVEREIGN ISSUES 7.4%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,344
Japan Government International Bond
0.005% due 03/01/2024	JPY	500,000	3,770
0.005% due 04/01/2024		560,000	4,223
0.005% due 05/01/2024		250,000	1,885
0.100% due 03/10/2028 (f)		676,139	5,268
0.300% due 06/20/2046		620,000	3,879
0.500% due 09/20/2046		202,000	1,322
0.500% due 03/20/2049		740,000	4,676
0.700% due 12/20/2048		612,000	4,084
1.200% due 09/20/2035		1,340,000	10,788

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$2,100	1,924

			43,163

Total Japan (Cost $56,231)			45,928

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac CLO Ltd. 6.294% due 08/13/2031 •		$1,700	1,682

Total Jersey, Channel Islands (Cost $1,700)			1,682

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown SA
1.625% due 01/31/2028	EUR	700	501
5.375% due 03/21/2029		$200	149
CPI Property Group SA 2.750% due 05/12/2026	EUR	300	258

Total Luxembourg (Cost $1,371)			908

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	291
4.550% due 04/21/2050		200	185
4.800% due 04/21/2060		200	191

			667

SOVEREIGN ISSUES 0.0%
Malaysia Government Investment Issue 3.151% due 05/15/2023	MYR	400	91

Total Malaysia (Cost $885)			758

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	773
Preferred Term Securities Ltd. 5.307% (US0003M + 0.400%) due 06/23/2035 ~		528	496

Total Multinational (Cost $1,264)			1,269

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	700	357

Total New Zealand (Cost $489)			357

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt AS 3.250% due 06/28/2023		$500	498

Total Norway (Cost $500)			498

PERU 0.7%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	2,200	551

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
2.780% due 12/01/2060		$700	419
5.940% due 02/12/2029	PEN	1,800	453

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

6.350% due 08/12/2028		10,300	2,672

			3,544

Total Peru (Cost $5,184)			4,095

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,000	1,066
4.250% due 02/14/2043		300	316
4.875% due 10/04/2033 (b)		$400	399
5.500% due 04/04/2053 (b)		300	304

Total Poland (Cost $2,086)			2,085

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$300	255

Total Qatar (Cost $297)			255

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.375% due 12/02/2029	EUR	540	441
1.750% due 07/13/2030		700	560
2.000% due 01/28/2032		100	77
2.000% due 04/14/2033		500	371
2.124% due 07/16/2031		100	79
2.125% due 03/07/2028		400	371
2.625% due 12/02/2040		400	252
2.875% due 04/13/2042		800	511
3.750% due 02/07/2034		600	509
5.000% due 09/27/2026		700	759
6.625% due 09/27/2029		300	333

Total Romania (Cost $5,888)			4,263

SAUDI ARABIA 0.6%
SOVEREIGN ISSUES 0.6%
Saudi Government International Bond
3.250% due 10/22/2030		$200	184
4.750% due 01/18/2028		1,600	1,621
4.875% due 07/18/2033		1,800	1,820

Total Saudi Arabia (Cost $3,559)			3,625

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	419
2.050% due 09/23/2036		500	329

Total Serbia (Cost $1,151)			748

SOUTH KOREA 1.6%
SOVEREIGN ISSUES 1.6%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	896
2.375% due 12/10/2027		1,350,000	995
2.375% due 12/10/2028		5,820,000	4,239
2.625% due 06/10/2028		2,450,000	1,816
5.500% due 03/10/2028		1,350,000	1,137

Total South Korea (Cost $11,151)			9,083

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA
1.849% due 03/25/2026		$200	180

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

3.848% due 04/12/2023		200	200

			380

SOVEREIGN ISSUES 0.9%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	217
Spain Government International Bond
0.850% due 07/30/2037		200	151
1.450% due 10/31/2071		1,600	846
3.450% due 07/30/2066		2,700	2,695
3.900% due 07/30/2039		1,100	1,225

			5,134

Total Spain (Cost $8,706)			5,514

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	332
0.500% due 08/10/2023		400	264

Total Supranational (Cost $763)			596

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$700	673
Credit Suisse AG AT1 Claim ^		300	17
Credit Suisse Group AG
2.193% due 06/05/2026 •		1,200	1,071
3.800% due 06/09/2023		800	785
3.869% due 01/12/2029 •		800	714
4.194% due 04/01/2031 •		1,200	1,069
4.282% due 01/09/2028		250	226
6.537% due 08/12/2033 •		1,800	1,854

Total Switzerland (Cost $6,845)			6,409

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$400	426

Total United Arab Emirates (Cost $394)			426

UNITED KINGDOM 6.2%
CORPORATE BONDS & NOTES 2.3%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	830
Haleon U.K. Capital PLC 3.125% due 03/24/2025		$900	870
HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	939
4.583% due 06/19/2029 •		800	760
5.915% (US0003M + 1.000%) due 05/18/2024 ~		300	298
Lloyds Banking Group PLC 3.900% due 11/23/2023	AUD	800	531
Nationwide Building Society 2.972% due 02/16/2028 •		$1,200	1,082
NatWest Group PLC
4.445% due 05/08/2030 •		500	470
6.016% due 03/02/2034 •		1,100	1,141
NatWest Markets PLC 1.000% due 05/28/2024	EUR	800	839
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,400	2,367
Santander U.K. PLC 4.619% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	618
Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,154
2.608% due 01/12/2028 •		1,400	1,241

			13,140

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Avon Finance PLC 5.071% due 09/20/2048 •	GBP	692	853

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Business Mortgage Finance PLC 5.195% due 02/15/2041 ~	22	27
Eurohome UK Mortgages PLC 4.410% due 06/15/2044 •	158	186
Eurosail PLC 5.221% due 06/13/2045 •	218	264
Mansard Mortgages PLC 4.926% due 12/15/2049 ~	70	84
Newgate Funding PLC
4.494% due 12/01/2050 •	188	214
5.245% due 12/15/2050 •	159	185
Precise Mortgage Funding PLC 5.351% due 12/12/2055 •	807	995
Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~	622	767
Ripon Mortgages PLC 4.815% due 08/28/2056 •	4,265	5,210
RMAC PLC 4.970% due 06/12/2046 •	1,448	1,784
RMAC Securities PLC 4.420% due 06/12/2044 •	295	347
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •	1,537	1,892
Towd Point Mortgage Funding
5.037% due 10/20/2051 •	644	795
5.243% due 07/20/2045 ~	1,428	1,745
Trinity Square PLC 4.713% due 07/15/2059 •	808	993

		16,341

SOVEREIGN ISSUES 1.1%
United Kingdom Gilt
0.625% due 10/22/2050	1,300	735
1.250% due 07/31/2051	2,100	1,441
1.500% due 07/31/2053	1,100	793
1.750% due 01/22/2049	1,300	1,054
3.250% due 01/22/2044	900	1,010
4.250% due 12/07/2040	1,200	1,559

		6,592

Total United Kingdom (Cost $42,627)		36,073

UNITED STATES 36.4%
ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp. Home Equity Loan Trust 5.125% due 07/25/2036 •	$996	749
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.785% due 06/25/2029 •	1	1
Argent Securities Trust 5.325% due 05/25/2035 •	1,065	951
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.605% due 02/25/2036 •	1,297	978
Citigroup Mortgage Loan Trust
5.005% due 12/25/2036 •	389	218
5.235% due 06/25/2037 •	1,587	1,561
5.365% due 03/25/2036 •	341	303
5.835% due 07/25/2035 •	1,200	1,100
Countrywide Asset-Backed Certificates 5.125% due 03/25/2037 ~	1,100	1,051
Countrywide Asset-Backed Certificates Trust
3.966% due 04/25/2035 •	405	393
4.464% due 08/25/2035 ^~	123	112
4.985% due 06/25/2035 •	231	208
4.985% due 06/25/2037 •	302	276
4.985% due 07/25/2037 •	211	190
4.985% due 06/25/2047 ^•	240	213
4.985% due 06/25/2047 •	710	649
4.995% due 04/25/2047 ^•	18	18
5.105% due 12/25/2036 ^•	271	244
First Franklin Mortgage Loan Trust 4.960% due 07/25/2036 •	590	544
GSAMP Trust
5.490% due 11/25/2035 ^•	1,038	901
5.565% due 11/25/2035 •	1,000	795
Home Equity Mortgage Loan Asset-Backed Trust 5.085% due 04/25/2037 •	430	281
HSI Asset Securitization Corp. Trust 5.105% due 04/25/2037 ~	618	322
LL ABS Trust 1.070% due 05/15/2029	359	348
Long Beach Mortgage Loan Trust 5.405% due 10/25/2034 •	12	11

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust 5.145% due 08/25/2037 •		1,038	543
Morgan Stanley ABS Capital, Inc. Trust 4.975% due 10/25/2036 •		97	85
Morgan Stanley Home Equity Loan Trust
4.945% due 12/25/2036 ~		789	390
5.075% due 04/25/2037 •		631	344
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ		136	33
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.280% due 03/25/2036 •		339	331
NovaStar Mortgage Funding Trust 4.975% due 03/25/2037 ~		533	354
Option One Mortgage Loan Trust 4.985% due 01/25/2037 •		314	207
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	205
5.675% due 06/25/2037 ^þ		1,053	320
5.731% due 11/25/2036 þ		967	344
7.395% due 12/25/2032 •		134	111
Residential Asset Mortgage Products Trust
5.285% due 12/25/2035 •		215	191
5.305% due 12/25/2035 •		689	546
Residential Asset Securities Corp. Trust 5.095% due 11/25/2036 ^•		1,675	1,451
Saxon Asset Securities Trust 6.595% due 12/25/2037 •		298	250
SMB Private Education Loan Trust 6.008% due 02/16/2055 •		1,199	1,181
Soundview Home Loan Trust
4.995% due 06/25/2037 ~		60	41
5.345% due 11/25/2036 ~		1,128	1,042
Structured Asset Investment Loan Trust
4.975% due 07/25/2036 ~		336	240
5.465% due 01/25/2036 ~		731	655
Terwin Mortgage Trust 5.785% due 11/25/2033 •		16	14
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		300	308
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,360

			22,963

CORPORATE BONDS & NOTES 2.7%
7-Eleven, Inc. 0.800% due 02/10/2024		200	192
American Airlines Pass-Through Trust 3.000% due 04/15/2030		217	192
American Tower Corp. 2.950% due 01/15/2025		800	771
Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	294
5.876% (US0003M + 1.010%) due 12/15/2023 ~		500	500
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	551
Boeing Co.
2.750% due 02/01/2026		$1,800	1,709
Broadcom, Inc.
2.450% due 02/15/2031		400	328
2.600% due 02/15/2033		300	235
3.469% due 04/15/2034		300	247
Charter Communications Operating LLC
3.750% due 02/15/2028		100	93
3.950% due 06/30/2062		900	571
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	169
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	400	470
3.370% due 11/17/2023		$600	589
3.375% due 11/13/2025		400	375
3.384% due 11/15/2023 •	EUR	100	108
GA Global Funding Trust 2.250% due 01/06/2027		$400	349
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	800	811
3.615% due 03/15/2028 •		$500	474
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	554
Hyatt Hotels Corp. 1.300% due 10/01/2023		300	294
Morgan Stanley 2.630% due 02/18/2026 •		1,000	950
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		500	406

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Organon & Co. 2.875% due 04/30/2028	EUR	200	191
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	87
2.950% due 03/01/2026		100	93
3.450% due 07/01/2025		100	95
4.000% due 12/01/2046		100	71
4.200% due 03/01/2029		600	549
4.550% due 07/01/2030		200	188
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,361
Principal Life Global Funding 1.375% due 01/10/2025		400	374
Southern California Edison Co.
1.100% due 04/01/2024		300	289
5.141% (SOFRRATE + 0.640%) due 04/03/2023 ~		500	500
5.679% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	99
Wells Fargo & Co. 3.908% due 04/25/2026 •		300	291
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	541

			15,961

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 (U.S.) LLC 7.011% (LIBOR01M + 2.250%) due 12/01/2027 ~		1,176	1,178
CenturyLink, Inc. 7.172% (LIBOR03M + 2.250%) due 03/15/2027 ~		373	248
Charter Communications Operating LLC 6.557% due 02/01/2027		560	556

			1,982

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		600	550

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Mortgage Trust 3.903% due 02/25/2036 ^~		17	15
Bear Stearns Adjustable Rate Mortgage Trust 3.232% due 08/25/2033 ~		1	1
Bear Stearns ALT-A Trust
3.841% due 08/25/2036 ^~		25	13
3.895% due 11/25/2035 ^~		14	11
3.964% due 09/25/2035 ^~		13	8
4.145% due 03/25/2036 ^~		70	54
5.165% due 02/25/2034 •		19	17
Bear Stearns Structured Products, Inc. Trust 3.649% due 12/26/2046 ^~		13	10
Chase Mortgage Finance Trust 3.774% due 07/25/2037 ~		23	18
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		771	628
3.000% due 11/27/2051 ~		1,802	1,530
5.195% due 10/25/2035 •		1,021	543
6.080% due 09/25/2035 •		1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.147% due 09/25/2035 ^~		89	75
Countrywide Alternative Loan Trust
4.138% due 12/25/2035 •		24	19
4.638% due 11/25/2035 •		6	5
5.181% due 03/20/2046 •		31	24
5.250% due 06/25/2035 ^		4	3
5.405% due 02/25/2037 •		25	20
Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/25/2034 ~		2	2
5.305% due 05/25/2035 •		13	10
5.485% due 03/25/2035 •		20	16
5.500% due 01/25/2035		195	192
5.505% due 02/25/2035 •		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^		662	477
5.863% due 02/25/2037 ^~		148	36
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.595% due 10/25/2047 •		531	415
Extended Stay America Trust 5.765% due 07/15/2038 ~		1,562	1,516
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,005	2,446
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		349	284
2.500% due 01/25/2052 ~		1,510	1,230
2.500% due 02/25/2052 ~		691	563

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

2.500% due 04/25/2052 ~	442	358
2.500% due 07/25/2052 ~	1,181	957
3.000% due 08/26/2052 ~	1,863	1,582
GSR Mortgage Loan Trust
3.895% due 01/25/2036 ^~	15	15
4.304% due 04/25/2035 ~	31	30
5.175% due 12/25/2034 •	10	8
IndyMac INDX Mortgage Loan Trust
5.265% due 05/25/2046 •	242	208
5.325% due 07/25/2035 •	9	8
JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	1,471	1,249
3.000% due 01/25/2052 ~	4,426	3,759
3.000% due 03/25/2052 ~	2,827	2,411
3.000% due 05/25/2052 ~	4,508	3,828
3.410% due 07/27/2037 ~	35	32
3.915% due 02/25/2036 ^~	12	9
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,207
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.124% due 12/15/2030 •	1	1
MFA Trust
1.381% due 04/25/2065 ~	547	496
1.947% due 04/25/2065 ~	199	182
Morgan Stanley Capital Trust 5.854% due 12/15/2038 •	1,700	1,647
Morgan Stanley Mortgage Loan Trust 5.008% due 06/25/2036 ~	11	10
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	830	775
2.750% due 11/25/2059 ~	700	657
OBX Trust 3.000% due 01/25/2052 ~	1,825	1,549
One New York Plaza Trust 5.634% due 01/15/2036 •	1,600	1,536
Residential Accredit Loans, Inc. Trust
3.677% due 10/25/2037 ~	154	132
4.995% due 02/25/2047 •	21	8
5.205% due 06/25/2046 •	231	53
5.265% due 04/25/2046 ~	369	107
6.000% due 06/25/2036	375	307
Structured Adjustable Rate Mortgage Loan Trust 4.798% due 04/25/2034 ~	1	1
Structured Asset Mortgage Investments Trust
4.638% due 08/25/2047 ^•	20	17
5.065% due 09/25/2047 •	51	41
5.265% due 05/25/2036 •	4	3
5.285% due 05/25/2036 •	40	30
5.305% due 05/25/2045 ~	8	7
5.341% due 07/19/2034 •	1	1
5.461% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 5.125% due 01/25/2036 •	176	141
Structured Asset Securities Corp. Mortgage Loan Trust 5.135% due 10/25/2036 •	350	301
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	6
Thornburg Mortgage Securities Trust
6.357% due 06/25/2047 ^•	13	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	793	698
2.710% due 01/25/2060 ~	687	641
2.900% due 10/25/2059 ~	2,433	2,277
5.845% due 05/25/2058 •	340	336
UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,987	1,617
2.500% due 12/25/2051 ~	91	74
3.000% due 01/25/2052 ~	554	470
Wachovia Mortgage Loan Trust LLC 4.160% due 10/20/2035 ^~	22	21
WaMu Mortgage Pass-Through Certificates Trust
3.331% due 04/25/2035 ~	11	10
3.404% due 12/25/2036 ^~	82	69
3.519% due 02/27/2034 •	1	1
4.021% due 03/25/2033 ~	3	3
4.066% due 03/25/2035 ~	13	12
4.118% due 06/25/2046 •	15	13
4.138% due 02/25/2046 •	36	31
5.465% due 01/25/2045 •	25	24

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 4.078% due 07/25/2046 ^•		16	9

			40,172

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
3.000% due 03/01/2060		565	509
3.500% due 01/01/2059		981	922
3.622% due 12/01/2034 •		1	1
3.777% due 05/25/2035 ~		3	3
3.993% due 10/01/2044 •		5	5
4.395% due 11/01/2034 •		7	8
4.965% due 03/25/2034 •		1	1
4.967% due 09/25/2042 ~		7	7
5.245% due 06/25/2036 •		9	8
6.000% due 07/25/2044		4	4
Freddie Mac
0.000% due 01/15/2038 ~(a)		133	6
2.572% due 04/01/2035 •		9	9
3.759% due 01/15/2038 •		133	130
4.338% due 10/25/2044 •		16	15
5.184% due 12/15/2032 •		2	2
5.284% due 12/15/2037 •		3	3
Ginnie Mae
2.875% due 04/20/2028 - 06/20/2030 •		1	0
3.000% due 07/20/2046 - 05/20/2047		14	14
5.366% due 05/20/2066 - 06/20/2066 •		2,136	2,123
5.416% due 11/20/2066 •		374	372
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		2,512	2,170
3.000% due 10/01/2049 - 05/01/2051		1,069	969
3.500% due 10/01/2034 - 07/01/2050		1,207	1,141
4.000% due 06/01/2050		450	434
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2053 - 05/01/2053		14,750	13,248
3.500% due 05/01/2053		7,500	6,974
4.000% due 04/01/2053 - 05/01/2053		18,550	17,745
4.500% due 05/01/2053		38,300	37,538
5.000% due 05/01/2053		2,100	2,094
5.500% due 05/01/2053		2,600	2,626
6.000% due 05/01/2053		4,400	4,489
6.500% due 04/01/2053		4,000	4,125

			97,695

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025		3,939	3,817
0.125% due 07/15/2031		2,345	2,161
0.125% due 01/15/2032		972	888
0.250% due 01/15/2025		3,916	3,822
0.500% due 01/15/2028		10,796	10,424
0.625% due 07/15/2032		309	295
1.125% due 01/15/2033 (j)		2,110	2,106
3.875% due 04/15/2029		910	1,049
U.S. Treasury Notes
2.875% due 04/30/2025 (k)(m)		7,700	7,522
3.500% due 02/15/2033		700	701
4.000% due 02/29/2028 (j)		500	509

			33,294

Total United States (Cost $222,464)			212,617

SHORT-TERM INSTRUMENTS 24.1%
COMMERCIAL PAPER 1.5%
BAT International Finance PLC 6.000% due 05/19/2023		$1,500	1,489
Canadian Imperial Bank of Commerce 4.780% due 04/06/2023	CAD	1,100	813
Conagra Brands, Inc. 5.750% due 04/24/2023		$1,500	1,494
Crown Castle, Inc. 5.740% due 04/11/2023		900	899
Global Payments, Inc.
5.900% due 04/28/2023		700	697
5.900% due 05/01/2023		600	597
International Flavors & Fragrances, Inc. 5.550% due 04/03/2023		1,350	1,349
Quanta Services, Inc. 5.850% due 04/06/2023		600	600

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Southern California Edison Co. 5.500% due 04/26/2023		600	598

			8,536

REPURCHASE AGREEMENTS (i) 0.1%			615

JAPAN TREASURY BILLS 22.5%
(0.147)% due 04/04/2023 - 06/05/2023 (d)(e)	JPY	17,450,000	131,440

Total Short-Term Instruments (Cost $141,841)			140,591

Total Investments in Securities (Cost $671,597)			616,449

		SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short Asset Portfolio		31,905	306
PIMCO Short-Term Floating NAV Portfolio III		3,555,267	34,565

Total Short-Term Instruments (Cost $34,868)			34,871

Total Investments in Affiliates (Cost $34,868)			34,871

Total Investments 111.7% (Cost $706,465)			$651,320
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $4,190)			(1)
Other Assets and Liabilities, net (11.7)%			(68,170)

Net Assets 100.0%			$583,149

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Principal amount of security is adjusted for inflation.
(g)					Contingent convertible security.
(h)					RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				3.729%	01/14/2032	01/11/2021	$1,100	$821	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$615	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024		$(627)	$615	$615

Total Repurchase Agreements							$(627)	$615	$615

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				4.630%	03/31/2023	04/03/2023	$(509)		$(509)
				4.930	03/31/2023	04/03/2023	(2,095)		(2,096)

Total Reverse Repurchase Agreements									$(2,605)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.2)%
U.S. Government Agencies (10.2)%
Uniform Mortgage-Backed Security, TBA					2.000%	04/01/2038	$9,300	$(8,288)	$(8,392)
Uniform Mortgage-Backed Security, TBA					2.000	05/01/2053	58,950	(48,652)	(48,786)
Uniform Mortgage-Backed Security, TBA					2.500	05/01/2053	2,900	(2,501)	(2,502)

Total Short Sales (10.2)%								$(59,441)	$(59,680)

(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(169) at a weighted average interest rate of 2.104%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures	$108.500	04/21/2023	4	$4	$(1)	$(1)
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures	111.500	04/21/2023	4	4	(2)	(1)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	110.500	04/21/2023	4	4	(1)	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.000	04/21/2023	16	16	(9)	(2)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	7	7	(3)	(1)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	116.500	04/21/2023	4	4	(3)	(2)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	7	7	(4)	(2)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	16	16	(15)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	10	25	(9)	(28)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	(3)

Total Written Options	$(55)	$(42)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2023	52	$12,366	$(1)	$0	$(3)
Australia Government 3-Year Bond June Futures	06/2023	242	17,603	206	19	(39)
Australia Government 10-Year Bond June Futures	06/2023	117	9,611	310	45	(56)
Canada Government 10-Year Bond June Futures	06/2023	91	8,495	317	30	0
Euro-BTP June Futures	06/2023	76	9,507	349	65	(52)
Euro-Buxl 30-Year Bond June Futures	06/2023	18	2,750	173	22	(13)
Euro-Schatz June Futures	06/2023	573	65,681	559	28	(137)
U.S. Treasury 5-Year Note June Futures	06/2023	21	2,300	12	5	0
U.S. Treasury 10-Year Note June Futures	06/2023	3	345	10	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	7	988	32	9	0

$1,967	$224	$(300)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	266	$(63,641)	$(64)	$0	$(13)
Canada Government 5-Year Bond June Futures	06/2023	25	(2,108)	12	0	(3)
Euro-Bobl June Futures	06/2023	457	(58,423)	(679)	238	(149)
Euro-BTP Italy Government Bond June Futures	06/2023	162	(18,512)	(198)	51	(26)
Euro-Bund June Futures	06/2023	19	(2,799)	30	13	(13)
Euro-Oat June Futures	06/2023	124	(17,513)	(538)	82	(89)
Japan Government 10-Year Bond June Futures	06/2023	1	(1,116)	3	4	0
U.S. Treasury 2-Year Note June Futures	06/2023	84	(17,342)	(88)	0	(12)
U.S. Treasury Long-Term Bond June Futures	06/2023	21	(2,754)	(125)	0	(21)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	44	(5,330)	(57)	0	(24)
United Kingdom Long Gilt June Futures	06/2023	51	(6,502)	(174)	38	0

$(1,878)	$426	$(350)

Total Futures Contracts	$89	$650	$(650)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.157%	EUR	1,000	$(6)	$(2)	$(8)	$2	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.735	$200	7	4	11	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	6.588	EUR	800	53	(88)	(35)	8	0

$54	$(86)	$(32)	$10	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 10-Year Index	(1.000)%	Quarterly		12/20/2030		$1,400	$(9)	$3	$(6)	$0	$(3)
CDX.IG-37 10-Year Index	(1.000)	Quarterly		12/20/2031		7,700	(58)	60	2	0	(18)
CDX.IG-38 10-Year Index	(1.000)	Quarterly		06/20/2032		1,100	16	(13)	3	0	(3)
CDX.IG-39 10-Year Index	(1.000)	Quarterly		12/20/2032		11,100	242	(164)	78	0	(27)
CDX.IG-40 10-Year Index	(1.000)	Quarterly		06/20/2033		31,700	490	(233)	257	0	(62)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly		06/20/2033	EUR	8,800	206	(78)	128	0	(41)

							$887	$(425)	$462	$0	$(154)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		$4,600	$30	$25	$55	$5	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		31,700	176	199	375	34	0

							$206	$224	$430	$39	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	12,300	$(101)	$66	$(35)	$0	$(23)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		9,000	(42)	78	36	0	(29)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		21,100	(175)	374	199	0	(89)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		2,800	(84)	111	27	0	(25)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/15/2028	INR	522,497	6	3	9	8	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028		661,510	2	71	73	0	(10)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		90,500	64	(53)	11	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,310,000	15	(17)	(2)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		900,000	153	(256)	(103)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		1,790,000	(214)	(385)	(599)	0	(16)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(28)	(137)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		260,000	(49)	(10)	(59)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		280,000	(365)	59	(306)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	37	(142)	2	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	06/15/2027	SGD	300	0	0	0	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/21/2027		3,854	(67)	40	(27)	0	(5)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		925	8	1	9	0	(1)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.000	Semi-Annual	09/15/2031		1,400	(53)	53	0	1	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$13,100	0	465	465	135	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024	11,100	0	271	271	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	45,700	1,809	302	2,111	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024	25,500	0	(635)	(635)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024	10,100	0	(251)	(251)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	25,500	(60)	(20)	(80)	0	(28)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	4,500	9	(1)	8	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	18,600	0	462	462	0	(42)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.329	Annual	05/31/2027	11,400	0	(54)	(54)	31	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.361	Annual	05/31/2027	2,700	0	(9)	(9)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	6,700	257	508	765	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	59,500	3,638	1,068	4,706	0	(139)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,000	(2)	21	19	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,500	(101)	99	(2)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029	4,000	(11)	(283)	(294)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029	3,300	0	105	105	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	6,500	(570)	(377)	(947)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	4,200	0	31	31	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	4,000	0	133	133	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	300	(2)	(3)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	1,700	(11)	(14)	(25)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	2,300	0	(13)	(13)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	6,100	1	(11)	(10)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	14	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	2,900	0	(139)	(139)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	3,060	409	(20)	389	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	10,500	(6)	124	118	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	3,100	0	31	31	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032	5,200	0	44	44	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	3,800	38	(5)	33	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	5,100	0	40	40	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	2,600	0	18	18	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	3,500	0	15	15	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	3,500	(1)	6	5	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	3,000	0	4	4	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	1,200	(5)	28	23	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	1,200	(5)	22	17	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	300	(1)	3	2	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	1,200	(4)	29	25	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5,720	292	(224)	68	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,180	803	(26)	777	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052	1,400	0	(21)	(21)	17	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	120	12	(8)	4	0	(1)
Pay	1-Month USD-LIBOR	4.815	Quarterly	04/27/2023	17,000	0	0	0	0	(7)
Pay	1-Month USD-LIBOR	4.789	Quarterly	03/07/2024	4,300	0	(7)	(7)	0	(2)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Month USD-LIBOR	4.433	Quarterly	09/06/2024		12,700	1	(44)	(43)	0	0
Pay	1-Month USD-LIBOR	4.427	Quarterly	09/27/2024		12,700	2	(41)	(39)	0	0
Pay	1-Month USD-LIBOR	4.409	Quarterly	10/04/2024		10,100	0	(36)	(36)	1	0
Receive	3-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	72,000	83	(156)	(73)	22	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	6,000	0	(261)	(261)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,500	(39)	(128)	(167)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(39)	(183)	(222)	1	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		8,050	(25)	66	41	0	(8)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,899	173	(399)	(226)	7	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(668)	(559)	10	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(88)	(990)	(1,078)	13	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		3,100	2	13	15	0	(6)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	(46)	(132)	0	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	20	(78)	(58)	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(426)	(439)	0	(15)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(134)	(134)	0	(4)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	55,900	22	(89)	(67)	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		38,700	(24)	(47)	(71)	1	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	14,832,960	(35)	(50)	(85)	0	(28)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	03/15/2028		5,231,842	(15)	(15)	(30)	0	(11)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028		18,213,722	(6)	66	60	0	(38)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	03/15/2028		7,852,362	6	90	96	0	(16)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		5,823,200	26	(66)	(40)	0	(18)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		376,000	1	2	3	0	(1)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	400	0	(12)	(12)	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		39,400	(122)	(190)	(312)	0	(13)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,200	(4)	5	1	0	(10)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		18,500	(6)	61	55	0	(12)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		6,200	(11)	(67)	(78)	0	(14)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(181)	(130)	0	(4)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	40,420	(6)	1	(5)	1	0
Receive	3-Month USD-LIBOR	4.815	Quarterly	04/27/2023		$17,000	0	2	2	7	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	03/07/2024		4,300	0	10	10	1	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	296	296	0	(1)
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	356	356	0	(1)
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2024		12,700	0	54	54	0	(1)
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2024		12,700	(2)	50	48	0	(1)
Receive	3-Month USD-LIBOR	4.409	Quarterly	10/04/2024		10,100	0	46	46	0	(2)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		2,550	38	219	257	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		27,300	(327)	2,689	2,362	0	(64)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/26/2029		700	(2)	(74)	(76)	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,320	107	151	258	0	(6)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	(4)	0	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	517	433	0	(3)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		1,600	(2)	4	2	2	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		45,600	13	354	367	54	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,400	(15)	63	48	3	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(97)	(97)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	22,739	(80)	(529)	(609)	0	(18)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		600	(2)	(24)	(26)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		13,600	(443)	(153)	(596)	0	(30)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025	25,800	151	(70)	81	0	(65)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	24,220	160	(81)	79	0	(17)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	1,000	(5)	(96)	(101)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	1,800	(10)	(177)	(187)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	1,200	(9)	(117)	(126)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	2,100	(8)	(175)	(183)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	1,000	(4)	(83)	(87)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	115,900	(1,167)	1,168	1	0	(235)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033	10,690	(108)	44	(64)	0	(27)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	71,100	(255)	577	322	32	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	7,600	117	(728)	(611)	9	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042	2,650	204	(427)	(223)	3	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	300	0	134	134	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	600	0	328	328	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	14,600	113	(186)	(73)	0	(14)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(170)	(165)	4	0

$3,662	$1,734	$5,396	$532	$(1,484)

Total Swap Agreements	$4,809	$1,447	$6,256	$581	$(1,638)

(k)	Securities with an aggregate market value of $3,009 and cash of $16,826 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2023	AUD	456	$306	$2	$0
04/2023	CHF	81	87	0	(1)
04/2023	CNH	4,407	656	14	0
04/2023	DKK	51,508	7,345	0	(153)
04/2023	ILS	6,508	1,978	168	0
04/2023	JPY	89,700	666	0	(10)
04/2023	NZD	665	413	0	(3)
04/2023	$756	AUD	1,139	5	0
04/2023	1,380	CAD	1,898	24	0
04/2023	299	EUR	283	8	0
04/2023	868	GBP	717	16	0
04/2023	132	KRW	170,903	0	(1)
04/2023	308	NOK	3,187	0	(3)
04/2023	1,230	PEN	4,668	8	0
05/2023	CNH	10,195	$1,576	87	0
05/2023	JPY	930,000	7,164	111	0
05/2023	PEN	11,630	3,024	0	(60)
05/2023	$449	NOK	4,681	0	(2)
06/2023	JPY	940,000	$7,073	0	(70)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

	06/2023	TWD	29,081		952	0	(8)
	06/2023		$502	IDR	7,636,374	8	0
BPS	04/2023	CNH	99,675		$14,808	294	0
	04/2023	DKK	35		5	0	0
	04/2023	EUR	1,281		1,392	3	0
	04/2023	JPY	250,000		1,918	35	0
	04/2023	NOK	56,227		5,396	25	0
	04/2023	NZD	185		114	0	(2)
	04/2023	SGD	313		238	3	0
	04/2023		$770	CAD	1,047	5	0
	04/2023		202	CNH	1,358	0	(4)
	04/2023		7,347	DKK	50,616	21	0
	04/2023		779	EUR	730	12	0
	04/2023		863	GBP	711	14	0
	04/2023		8	ILS	30	0	0
	04/2023		2,629	JPY	348,200	0	(7)
	04/2023		2,390	KRW	3,115,894	1	(5)
	04/2023		569	THB	19,540	4	(1)
	05/2023	DKK	48,112		$7,002	0	(15)
	05/2023	MYR	407		87	0	(5)
	05/2023		$2,686	AUD	4,018	2	0
	05/2023		5,396	NOK	56,156	0	(25)
	06/2023	IDR	181,885		$12	0	0
	06/2023	KRW	1,927,969		1,485	2	0
	06/2023	TWD	141,358		4,636	1	(31)
	06/2023		$426	CLP	351,998	13	0
	06/2023		197	IDR	2,948,825	0	0
	04/2024	DKK	15,446		$2,303	11	0
BRC	04/2023	HKD	3,266		419	3	0
	04/2023	KRW	302,068		230	0	(1)
	04/2023		$176	CNH	1,209	0	0
	04/2023		291	KRW	383,414	2	0
	04/2023		599	SGD	806	7	0
	04/2023		50	THB	1,619	0	(2)
	05/2023	DKK	26,007		$3,804	11	0
	05/2023	JPY	5,040,000		38,265	263	(240)
	04/2024	DKK	19,976		2,984	19	0
	04/2024	JPY	560,014		4,581	140	0
	05/2024		250,000		2,022	33	0
CBK	04/2023	BRL	3,682		725	0	(2)
	04/2023	CAD	1,466		1,078	0	(6)
	04/2023	CLP	683,273		782	0	(75)
	04/2023	DKK	56,239		7,994	0	(193)
	04/2023	GBP	404		499	0	0
	04/2023	ILS	8,048		2,445	207	0
	04/2023	KRW	1,057,242		811	1	0
	04/2023		$710	BRL	3,682	17	0
	04/2023		1,024	CAD	1,405	15	0
	04/2023		4,878	DKK	33,469	0	(6)
	04/2023		1,498	GBP	1,226	14	0
	04/2023		98	PEN	380	3	0
	04/2023		1,181	THB	38,673	2	(51)
	05/2023	CLP	391,285		$485	0	(4)
	05/2023	CNH	821		127	7	0
	05/2023	DKK	33,407		4,878	6	0
	05/2023	ILS	10,212		3,071	230	0
	05/2023		$4,124	CNH	29,088	123	0
	06/2023	TWD	32		$1	0	0
	06/2023		$102	IDR	1,525,239	0	0
	06/2023		337	PEN	1,310	10	0
	07/2023	PEN	15,274		$3,824	0	(212)
CLY	05/2023	CNH	16,208		2,506	139	0
DUB	04/2023	BRL	15,419		2,892	0	(150)
	04/2023		$829	AUD	1,231	0	(7)
	04/2023		3,035	BRL	15,419	7	0
	04/2023		35,494	EUR	32,798	75	0
	04/2023		22,144	JPY	2,902,681	0	(283)
	04/2023		121	PEN	460	1	0
	05/2023	CNH	297		$46	3	0
	05/2023	EUR	32,798		35,551	0	(74)
	05/2023	JPY	2,891,000		22,144	283	0
	05/2023		$47	ZAR	884	2	0
	06/2023		2,892	BRL	15,582	150	0
	06/2023		1,255	CLP	1,011,747	6	0
GLM	04/2023	BRL	11,615		$2,286	0	(5)
	04/2023	ILS	1,834		540	30	0
	04/2023		$2,141	BRL	11,615	150	0
	04/2023		234	CNH	1,595	0	(1)
	04/2023		5	THB	145	0	0
	05/2023		1,179	PEN	4,693	65	0
	06/2023	TWD	40,064		$1,314	0	(8)
	06/2023		$32	IDR	478,866	1	0
JPM	04/2023	JPY	260,000		$1,994	36	0
	04/2023	KRW	1,259,156		962	1	(3)
	04/2023		$473	KRW	615,199	0	(2)
	05/2023		2	CNH	12	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

MBC	04/2023	CNH	1,602	$233	0	(1)
04/2023	DKK	2,395	346	0	(3)
04/2023	EUR	975	1,052	0	(5)
04/2023	ILS	1,784	521	25	0
04/2023	JPY	2,370,034	18,574	691	0
04/2023	$1,497	CAD	2,040	12	0
04/2023	344	CNH	2,362	0	0
04/2023	7,754	EUR	7,244	103	0
04/2023	1,763	GBP	1,460	38	0
04/2023	764	JPY	101,900	3	0
04/2023	8	KRW	10,453	0	0
05/2023	CNH	71,486	$10,652	222	0
06/2023	TWD	5,467	180	0	0
06/2023	$1,085	IDR	16,524,893	20	0
03/2024	JPY	500,013	$4,089	140	0
04/2024	DKK	38,690	5,768	25	0
MYI	04/2023	CAD	1,097	811	0	(1)
04/2023	ILS	17	5	0	0
04/2023	JPY	4,884,610	37,441	695	(72)
04/2023	KRW	4,129,213	3,327	165	0
04/2023	THB	7,138	218	9	0
04/2023	$507	AUD	754	0	(3)
04/2023	4,065	ILS	14,000	0	(172)
04/2023	231	KRW	299,569	0	(2)
04/2023	5,297	NOK	54,852	0	(58)
05/2023	3,027	ILS	10,300	0	(161)
06/2023	MYR	1,025	$230	0	(4)
06/2023	$924	IDR	14,030,605	14	0
NGF	04/2023	JPY	2,285,149	$16,987	0	(224)
RBC	04/2023	KRW	443,197	360	21	0
04/2023	SGD	378	285	1	0
04/2023	$25,352	GBP	20,573	27	0
05/2023	EUR	1,281	$1,395	3	0
05/2023	GBP	20,573	25,367	0	(27)
05/2023	$35	MXN	669	2	0
RYL	04/2023	308	NOK	3,285	5	0
SCX	04/2023	CNH	1,593	$235	4	0
04/2023	KRW	7,573,608	6,138	338	0
04/2023	MYR	16,822	3,766	0	(56)
04/2023	THB	63,137	1,913	64	0
04/2023	$3,773	MYR	16,875	61	0
04/2023	1,814	THB	60,885	7	(38)
05/2023	CLP	178,389	$221	0	(2)
06/2023	TWD	52,117	1,712	0	(8)
06/2023	$99	IDR	1,495,225	1	0
06/2023	229	PEN	865	0	0
SOG	04/2023	CNH	13,289	$1,922	5	(18)
04/2023	SGD	389	289	0	(4)
SSB	06/2023	TWD	133	4	0	0
TOR	04/2023	CAD	8,602	6,341	0	(24)
04/2023	GBP	24,687	29,693	0	(761)
04/2023	$652	CAD	884	2	0
04/2023	279	NZD	451	3	0
05/2023	CAD	883	$652	0	(2)
05/2023	NZD	451	279	0	(3)
UAG	04/2023	EUR	40,080	42,554	0	(913)
04/2023	JPY	3,169,966	24,872	942	0
04/2023	$917	AUD	1,351	0	(14)
04/2023	1,247	CAD	1,695	7	0
04/2023	88	CHF	81	0	0
05/2023	CAD	1,695	$1,247	0	(7)
05/2023	CHF	81	88	0	0

Total Forward Foreign Currency Contracts	$6,614	$(4,314)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	2,600	$74	$206

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,100	$83	$459

Total Purchased Options	$157	$665

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	1,600	$(5)	$(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,600	(5)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	22,600	(73)	(322)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	04/28/2023	800	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	800	(4)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	04/14/2023	300	(3)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300	04/14/2023	300	(3)	0
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	2,700	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	2,700	(8)	(40)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	1,800	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	1,800	(3)	(24)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(423)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,000	(6)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,000	(6)	(12)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(7)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	600	(4)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	800	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	800	(5)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	700	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	700	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	700	(5)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	700	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	800	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	800	(6)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	800	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	800	(6)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	700	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,100	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,100	(4)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(8)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,100	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,100	(3)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,000	(16)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,000	(16)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	700	(5)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	700	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	5,700	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	5,700	(11)	(85)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	1,800	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	1,800	(5)	(24)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	1,900	(3)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	1,900	(3)	(26)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	800	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	800	(1)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	800	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	800	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	05/04/2023	500	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	05/04/2023	500	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	1,500	(18)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	1,500	(21)	(18)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	6,200	(44)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	500	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	500	(3)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	600	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	600	(4)	(7)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	700	(5)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	700	(5)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,100	(7)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,100	(7)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,100	(8)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,100	(8)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,100	(8)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,100	(8)	(10)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	5,700	(11)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	5,700	(11)	(84)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	2,800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	2,800	(5)	(42)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	1,900	(2)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	1,900	(4)	(29)

Total Written Options							$(614)	$(1,390)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.255%	$3,000	$(73)	$67	$0	$(6)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	800	(15)	13	0	(2)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	2,000	(51)	47	0	(4)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	1,600	(31)	28	0	(3)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	800	(20)	18	0	(2)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	200	(5)	5	0	0

$(195)	$178	$0	$(17)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.537%	$900	$(22)	$32	$10	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.537	600	(15)	21	6	0
GST	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	12/20/2026	0.293	400	12	(2)	10	0

$(25)	$51	$26	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$3,918	$25	$(19)	$6	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	4,200	2,898	1	4	5	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	4,100	2,829	(15)	4	0	(11)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	1,800	1,293	9	(6)	3	0

$20	$(17)	$14	$(11)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	2,700	$1	$3	$4	$0
Receive	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2027	14,458	17	(68)	0	(51)
Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032	1,269	2	12	14	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	100	0	1	1	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	THB	165,287	(24)	4	0	(20)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	52,930	5	1	6	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	64,384	(7)	0	0	(7)
CBK	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	1,200	0	8	8	0
GLM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	1,500	(1)	5	4	0
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	03/15/2028	THB	42,000	0	(10)	0	(10)
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	105,690	27	(15)	12	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	33,940	(3)	(1)	0	(4)
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	2,200	(4)	18	14	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	09/21/2027	3,400	3	2	5	0
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	1,600	(5)	16	11	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	THB	2,629	0	0	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027	113,600	(21)	6	0	(15)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	67,183	(7)	(1)	0	(8)

$(17)	$(19)	$79	$(115)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	09/20/2023	$3,700	$29	$(53)	$0	$(24)
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	06/20/2023	10,500	44	(351)	0	(307)
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	09/20/2023	3,130	24	(58)	0	(34)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	06/20/2023	3,000	13	(101)	0	(88)

$110	$(563)	$0	$(453)

Total Swap Agreements	$(107)	$(370)	$119	$(596)

(m)

Securities with an aggregate market value of $1,721 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$68	$0	$68
Australia
Non-Agency Mortgage-Backed Securities	0	243	0	243
Sovereign Issues	0	1,352	0	1,352
Belgium
Corporate Bonds & Notes	0	806	0	806
Canada
Corporate Bonds & Notes	0	551	0	551
Non-Agency Mortgage-Backed Securities	0	906	0	906
Sovereign Issues	0	1,994	0	1,994
Cayman Islands
Asset-Backed Securities	0	40,834	0	40,834
Corporate Bonds & Notes	0	1,725	0	1,725
China
Sovereign Issues	0	26,857	0	26,857
Denmark
Corporate Bonds & Notes	0	26,031	0	26,031
France
Corporate Bonds & Notes	0	3,220	0	3,220
Sovereign Issues	0	8,540	0	8,540
Germany
Corporate Bonds & Notes	0	9,715	0	9,715
Hungary
Sovereign Issues	0	920	0	920
Ireland
Asset-Backed Securities	0	7,819	0	7,819
Corporate Bonds & Notes	0	1,063	0	1,063
Non-Agency Mortgage-Backed Securities	0	1,391	0	1,391
Israel
Sovereign Issues	0	1,543	0	1,543
Italy
Corporate Bonds & Notes	0	2,582	0	2,582
Sovereign Issues	0	509	0	509
Japan
Corporate Bonds & Notes	0	2,765	0	2,765
Sovereign Issues	0	43,163	0	43,163
Jersey, Channel Islands
Asset-Backed Securities	0	1,682	0	1,682
Luxembourg
Corporate Bonds & Notes	0	908	0	908
Malaysia
Corporate Bonds & Notes	0	667	0	667
Sovereign Issues	0	91	0	91
Multinational
Corporate Bonds & Notes	0	1,269	0	1,269
New Zealand
Sovereign Issues	0	357	0	357
Norway
Corporate Bonds & Notes	0	498	0	498
Peru
Corporate Bonds & Notes	0	551	0	551
Sovereign Issues	0	3,544	0	3,544
Poland
Sovereign Issues	0	2,085	0	2,085
Qatar
Corporate Bonds & Notes	0	255	0	255
Romania
Sovereign Issues	0	4,263	0	4,263
Saudi Arabia
Sovereign Issues	0	3,625	0	3,625
Serbia
Sovereign Issues	0	748	0	748
South Korea
Sovereign Issues	0	9,083	0	9,083
Spain
Corporate Bonds & Notes	0	380	0	380
Sovereign Issues	0	5,134	0	5,134
Supranational
Corporate Bonds & Notes	0	596	0	596
Switzerland
Corporate Bonds & Notes	0	6,409	0	6,409
United Arab Emirates
Corporate Bonds & Notes	0	426	0	426
United Kingdom
Corporate Bonds & Notes	0	13,140	0	13,140
Non-Agency Mortgage-Backed Securities	0	16,341	0	16,341
Sovereign Issues	0	6,592	0	6,592
United States
Asset-Backed Securities	0	22,963	0	22,963
Corporate Bonds & Notes	0	15,961	0	15,961
Loan Participations and Assignments	0	1,982	0	1,982
Municipal Bonds & Notes	0	550	0	550
Non-Agency Mortgage-Backed Securities	0	40,172	0	40,172
U.S. Government Agencies	0	97,695	0	97,695

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2023 (Unaudited)

U.S. Treasury Obligations	0	33,294	0	33,294
Short-Term Instruments
Commercial Paper	0	8,536	0	8,536
Repurchase Agreements	0	615	0	615
Japan Treasury Bills	0	131,440	0	131,440

	$0	$616,449	$0	$616,449
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,871	$0	$0	$34,871

Total Investments	$34,871	$616,449	$0	$651,320

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(59,680)	$0	$(59,680)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	635	596	0	1,231
Over the counter	0	7,398	0	7,398

	$635	$7,994	$0	$8,629
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(577)	(1,753)	0	(2,330)
Over the counter	0	(6,300)	0	(6,300)

	$(577)	$(8,053)	$0	$(8,630)

Total Financial Derivative Instruments	$58	$(59)	$0	$(1)

Totals	$34,929	$556,710	$0	$591,639

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$302	$4	$0	$0	$0	$306	$3	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$41,225	$78,915	$(85,601)	$18	$8	$34,565	$414	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$7	$2
1.500% due 07/09/2035 þ		5	1
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	100	0

Total Argentina (Cost $6)			3

AUSTRALIA 1.2%
SOVEREIGN ISSUES 1.2%
Australia Government International Bond
0.500% due 09/21/2026	AUD	400	246
1.000% due 12/21/2030		100	57

Total Australia (Cost $356)			303

CAYMAN ISLANDS 7.3%
ASSET-BACKED SECURITIES 6.5%
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •		$145	143
Arbor Realty Commercial Real Estate Notes Ltd. 6.008% due 01/15/2037 •		100	99
AREIT Trust 5.789% due 11/17/2038 •		71	69
BDS Ltd. 6.111% due 12/16/2036 •		100	98
Brightspire Capital Ltd. 5.911% due 08/19/2038 •		100	98
GPMT Ltd. 6.102% due 12/15/2036 •		100	97
Halseypoint CLO Ltd. 5.908% due 07/20/2031 •		99	98
LoanCore Issuer Ltd.
5.984% due 11/15/2038 •		100	98
6.108% due 01/17/2037 •		100	97
MF1 Ltd.
5.809% due 07/16/2036 •		100	98
5.841% due 10/16/2036 •		100	97
Starwood Commercial Mortgage Trust 5.909% due 04/18/2038 •		100	97
Starwood Mortgage Trust 5.908% due 11/15/2038 •		100	98
TCI-Symphony CLO Ltd. 5.835% due 10/13/2032 •		100	99
TPG Real Estate Finance Issuer Ltd. 6.208% due 02/15/2039 ~		100	98
Venture CLO Ltd.
5.828% due 04/20/2029 •		37	37
5.908% due 01/20/2029 ~		94	94

			1,615

CORPORATE BONDS & NOTES 0.8%
Sands China Ltd. 5.900% due 08/08/2028		200	190

Total Cayman Islands (Cost $1,847)			1,805

CHINA 4.6%
SOVEREIGN ISSUES 4.6%
China Government International Bond
2.440% due 10/15/2027	CNY	5,340	770
2.680% due 05/21/2030		1,100	158
3.530% due 10/18/2051		800	123
3.720% due 04/12/2051		600	95

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Total China (Cost $1,183)			1,146

DENMARK 3.5%
CORPORATE BONDS & NOTES 3.5%
Jyske Realkredit AS
1.000% due 04/01/2024	DKK	400	57
1.000% due 10/01/2050		1,169	123
1.500% due 10/01/2053		99	10
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		900	128
1.000% due 10/01/2050		2,596	264
1.500% due 10/01/2053		97	11
Nykredit Realkredit AS
1.000% due 10/01/2050		1,163	123
1.500% due 10/01/2053		486	55
Realkredit Danmark AS
1.000% due 04/01/2024		300	43
1.000% due 10/01/2050		287	31
1.500% due 10/01/2053		193	22

Total Denmark (Cost $1,130)			867

FRANCE 2.1%
SOVEREIGN ISSUES 2.1%
France Government International Bond
0.500% due 05/25/2072	EUR	50	22
0.750% due 05/25/2052		250	148
2.000% due 05/25/2048		220	190
3.250% due 05/25/2045		140	153

Total France (Cost $740)			513

GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	94
1.750% due 11/19/2030 •		100	85
2.625% due 02/12/2026		200	201
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)		100	108

Total Germany (Cost $598)			488

IRELAND 2.0%
ASSET-BACKED SECURITIES 1.6%
Man GLG Euro CLO DAC
3.158% due 01/15/2030 •	EUR	124	132
3.647% due 12/15/2031 •		250	265

			397

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Shamrock Residential DAC 3.752% due 01/24/2061 •		87	93

Total Ireland (Cost $528)			490

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 2.000% due 03/31/2027	ILS	200	52

Total Israel (Cost $62)			52

ITALY 0.8%
SOVEREIGN ISSUES 0.8%
Italy Buoni Poliennali Del Tesoro 0.950% due 12/01/2031	EUR	100	85
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	127

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Total Italy (Cost $235)			212

JAPAN 7.7%
SOVEREIGN ISSUES 7.7%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	182
Japan Government International Bond
0.005% due 03/01/2024	JPY	20,000	151
0.005% due 04/01/2024		20,000	151
0.005% due 05/01/2024		10,000	75
0.005% due 10/01/2024		10,000	75
0.100% due 03/10/2028 (e)		39,150	305
0.300% due 06/20/2046		28,300	177
0.500% due 09/20/2046		47,750	312
0.700% due 12/20/2048		35,750	239
0.700% due 06/20/2051		9,650	63
0.700% due 09/20/2051		4,000	26
1.200% due 09/20/2035		19,950	161

Total Japan (Cost $2,340)			1,917

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond 6.350% due 08/12/2028	PEN	300	78

Total Peru (Cost $96)			78

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond 3.875% due 02/14/2033	EUR	100	106

Total Poland (Cost $107)			106

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bond
2.000% due 04/14/2033	EUR	50	37
2.124% due 07/16/2031		100	79
2.750% due 04/14/2041		15	10

Total Romania (Cost $198)			126

SAUDI ARABIA 0.8%
SOVEREIGN ISSUES 0.8%
Saudi Government International Bond 4.875% due 07/18/2033		$200	202

Total Saudi Arabia (Cost $198)			202

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	84

Total Serbia (Cost $116)			84

SOUTH KOREA 2.0%
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	48
2.375% due 12/10/2027		80,000	59
2.375% due 12/10/2028		330,000	240
2.625% due 06/10/2028		130,000	96
5.500% due 03/10/2028		80,000	68

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Total South Korea (Cost $627)			511

SPAIN 1.9%
CORPORATE BONDS & NOTES 0.8%
CaixaBank SA 6.208% due 01/18/2029 •		$200	201

SOVEREIGN ISSUES 1.1%
Spain Government International Bond
1.450% due 10/31/2071	EUR	75	40
3.450% due 07/30/2066		120	120
3.900% due 07/30/2039		100	111

			271

Total Spain (Cost $541)			472

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse Group AG
2.875% due 04/02/2032 •	EUR	100	90
3.288% (EUR003M + 1.000%) due 01/16/2026 ~		100	101
7.750% due 03/01/2029 •		100	119

Total Switzerland (Cost $299)			310

UNITED KINGDOM 7.4%
CORPORATE BONDS & NOTES 2.3%
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	188
Nationwide Building Society 4.363% due 08/01/2024 •		200	198
NatWest Group PLC 5.076% due 01/27/2030 •		200	195

			581

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
Avon Finance PLC 5.071% due 09/20/2048 •	GBP	63	78
Eurosail PLC
3.108% due 03/13/2045 •	EUR	3	3
4.431% due 03/13/2045 •	GBP	6	8
Mansard Mortgages PLC 4.926% due 12/15/2049 ~		42	51
Newgate Funding PLC 5.245% due 12/15/2050 •		79	92
Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~		62	77
Ripon Mortgages PLC 4.815% due 08/28/2056 •		161	197
RMAC Securities PLC
3.098% due 06/12/2044 •	EUR	61	62
4.440% due 06/12/2044 •	GBP	70	82
Silverstone Master Issuer PLC 4.661% due 01/21/2070 •		39	48
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •		68	84
Trinity Square PLC 4.713% due 07/15/2059 •		67	83

			865

SOVEREIGN ISSUES 1.6%
United Kingdom Gilt
1.250% due 07/31/2051		100	69
1.500% due 07/31/2053		100	72
1.750% due 01/22/2049		100	81
3.250% due 01/22/2044		150	168

			390

Total United Kingdom (Cost $2,106)			1,836

UNITED STATES 37.6%
ASSET-BACKED SECURITIES 5.0%
Citigroup Mortgage Loan Trust 5.235% due 06/25/2037 •		$118	116

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Countrywide Asset-Backed Certificates 5.325% due 04/25/2037 •	32	26
Countrywide Asset-Backed Certificates Trust
4.985% due 07/25/2037 •	14	13
5.065% due 06/25/2047 •	189	179
5.505% due 08/25/2035 •	74	70
LCCM Trust 5.884% due 12/13/2038 •	100	97
LMREC LLC 5.847% due 04/22/2037 •	29	29
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.475% due 02/25/2036 •	100	88
PRET LLC 1.843% due 09/25/2051 þ	78	73
Renaissance Home Equity Loan Trust 7.395% due 12/25/2032 •	23	19
Saxon Asset Securities Trust 6.595% due 12/25/2037 •	50	42
SG Mortgage Securities Trust 4.995% due 10/25/2036 •	123	110
SMB Private Education Loan Trust
1.290% due 07/15/2053	46	41
6.008% due 02/16/2055 •	86	84
Structured Asset Investment Loan Trust 6.570% due 10/25/2034 •	116	111
Structured Asset Securities Corp. Mortgage Loan Trust 4.980% due 07/25/2036 •	3	3
Terwin Mortgage Trust 5.785% due 11/25/2033 •	1	1
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	50	51
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	100	97

		1,250

CORPORATE BONDS & NOTES 0.7%
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	100	87
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	100	97

		184

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 6.557% due 02/01/2027	93	93

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Bear Stearns ALT-A Trust 3.731% due 11/25/2036 ^~	53	28
BIG Commercial Mortgage Trust 6.169% due 02/15/2039 ~	100	97
Chase Mortgage Finance Trust 3.774% due 07/25/2037 ~	2	1
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	90	77
3.790% due 09/25/2035 •	1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	108	56
Countrywide Alternative Loan Trust 5.545% due 05/25/2036 •	184	85
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	25
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.225% due 08/25/2047 •	76	58
DROP Mortgage Trust 5.830% due 10/15/2043 •	100	92
Extended Stay America Trust 5.765% due 07/15/2038 ~	98	95
First Horizon Mortgage Pass-Through Trust 3.673% due 05/25/2037 ^~	9	4
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	89	72
2.500% due 07/25/2052 ~	91	74
3.000% due 09/25/2052 ~	95	81
GSR Mortgage Loan Trust 3.912% due 11/25/2035 ~	11	11
HarborView Mortgage Loan Trust 5.321% due 02/19/2036 •	126	65
Impac CMB Trust 5.565% due 10/25/2034 •	17	16
IndyMac INDX Mortgage Loan Trust 5.325% due 07/25/2035 •	8	8

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

JP Morgan Alternative Loan Trust 4.709% due 12/25/2035 ^~		29	21
JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~		87	73
3.000% due 01/25/2052 ~		174	147
3.000% due 03/25/2052 ~		91	78
3.000% due 05/25/2052 ~		177	150
3.915% due 02/25/2036 ^~		6	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.544% due 08/15/2032 •		10	8
Merrill Lynch Mortgage Investors Trust 4.197% due 02/25/2035 ~		3	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		49	46
2.750% due 11/25/2059 ~		50	47
Structured Asset Securities Corp. 5.125% due 01/25/2036 •		12	9
Thornburg Mortgage Securities Trust 6.357% due 06/25/2047 ^•		4	4
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		40	38
2.900% due 10/25/2059 ~		133	124
5.845% due 05/25/2058 •		24	24
UWM Mortgage Trust
2.500% due 11/25/2051 ~		90	74
2.500% due 12/25/2051 ~		91	74
WaMu Mortgage Pass-Through Certificates Trust
3.596% due 09/25/2036 ~		5	5
4.066% due 03/25/2035 ~		16	15
4.287% due 03/25/2034 ~		20	19

			1,908

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae 3.500% due 01/01/2059		47	44
Freddie Mac
0.000% due 01/15/2038 ~(a)		17	1
3.759% due 01/15/2038 •		17	16
5.284% due 12/15/2037 •		1	1
Uniform Mortgage-Backed Security
2.500% due 01/01/2052		94	82
3.000% due 10/01/2049		71	64
3.500% due 10/01/2039 - 07/01/2050		43	41
4.000% due 06/01/2050		31	31
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2053		1,140	1,024
3.500% due 05/01/2053		440	409
4.000% due 04/01/2053		640	612
4.500% due 05/01/2053		1,340	1,313
6.000% due 05/01/2053		200	204
6.500% due 04/01/2053		200	206

			4,048

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		174	168
0.250% due 01/15/2025		253	247
0.500% due 01/15/2028		655	632
1.125% due 01/15/2033		100	100
2.500% due 01/15/2029 (h)		139	149
U.S. Treasury Notes
2.875% due 04/30/2025 (h)		300	293
3.500% due 02/15/2033		100	100
4.000% due 02/29/2028		100	102
4.250% due 12/31/2024		120	120

			1,911

Total United States (Cost $9,690)			9,394

SHORT-TERM INSTRUMENTS 22.3%
JAPAN TREASURY BILLS 22.3%
(0.163)% due 04/04/2023 - 07/03/2023 (c)(d)	JPY	740,000	5,574

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $5,620)		5,574

Total Investments in Securities (Cost $28,623)		26,489

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short Asset Portfolio	1,541	15
PIMCO Short-Term Floating NAV Portfolio III	75,471	734

Total Short-Term Instruments (Cost $749)		749

Total Investments in Affiliates (Cost $749)		749

Total Investments 109.1% (Cost $29,372)		$27,238
Financial Derivative Instruments (f)(g) 1.1%(Cost or Premiums, net $103)		279
Other Assets and Liabilities, net (10.2)%		(2,548)

Net Assets 100.0%		$24,969

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Payment in-kind security.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.6)%
U.S. Government Agencies (10.6)%
Uniform Mortgage-Backed Security, TBA			2.000%	04/01/2038	$400	$(354)	$(361)
Uniform Mortgage-Backed Security, TBA			2.000	05/01/2053	2,620	(2,162)	(2,168)
Uniform Mortgage-Backed Security, TBA			2.500	04/01/2053	150	(128)	(130)

Total Short Sales (10.6)%						$(2,644)	$(2,659)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(95) at a weighted average interest rate of 4.491%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures		$108.500	04/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures		111.500	04/21/2023	1	1	(1)	(1)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures		112.000	04/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures		119.000	04/21/2023	1	1	0	0

Total Written Options						$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Australia Government 10-Year Bond June Futures	06/2023	7	$575	$19		$3	$(3)
Canada Government 10-Year Bond June Futures	06/2023	4	373	14		1	0
Euro-BTP June Futures	06/2023	2	250	9		2	(1)
Euro-Buxl 30-Year Bond June Futures	06/2023	1	153	10		1	(1)
Euro-Schatz June Futures	06/2023	24	2,751	23		1	(6)
U.S. Treasury 5-Year Note June Futures	06/2023	3	329	2		1	0
U.S. Treasury 10-Year Note June Futures	06/2023	1	115	3		0	0

				$80		$9	$(11)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	13	$(3,110)	$(2)	$0	$(1)
Australia Government 3-Year Bond June Futures	06/2023	3	(218)	(3)	1	0
Canada Government 5-Year Bond June Futures	06/2023	3	(253)	1	0	0
Euro-Bobl June Futures	06/2023	21	(2,685)	(37)	11	(7)
Euro-BTP Italy Government Bond June Futures	06/2023	6	(686)	(7)	2	(1)
Euro-Bund June Futures	06/2023	1	(147)	2	1	(1)
Euro-Oat June Futures	06/2023	5	(706)	(23)	3	(3)
U.S. Treasury 2-Year Note June Futures	06/2023	6	(1,239)	(1)	0	(1)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	1	(121)	1	0	(1)
United Kingdom Long Gilt June Futures	06/2023	3	(382)	(10)	2	0

$(79)	$20	$(15)

Total Futures Contracts	$1	$29	$(26)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	06/20/2026	1.845%	EUR	50	$(5)	$4	$(1)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-37 5-Year Index	(1.000)%	Quarterly	06/20/2027	$98	$8	$(4)	$4	$0	$0
CDX.IG-40 10-Year Index	(1.000)	Quarterly	06/20/2033	1,400	23	(12)	11	0	(3)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	400	10	(4)	6	0	(2)

$41	$(20)	$21	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$1,100	$6	$7	$13	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	300	$(2)	$3	$1	$0	$(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033	1,050	(7)	17	10	0	(4)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053	60	(3)	4	1	0	(1)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/15/2028	INR	21,365	0	0	0	0	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	27,363	0	3	3	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	3,900	4	(3)	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	80,000	1	(1)	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	06/17/2025	100,000	1	(5)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	140,000	(12)	3	(9)	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.035	Semi-Annual	11/29/2029		20,000	0	(4)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		50,000	(6)	(11)	(17)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	1	(7)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(1)	(7)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		10,000	0	4	4	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	06/15/2027	SGD	203	0	(2)	(2)	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	12/21/2027		25	0	0	0	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	0.000	Semi-Annual	09/15/2031		100	10	10	0	0	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	0.000	Semi-Annual	09/15/2031		100	(1)	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$1,100	41	10	51	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		400	0	(10)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		400	0	(10)	(10)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		600	(1)	(1)	(2)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		440	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	17	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	19	20	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.329	Annual	05/31/2027		500	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		800	30	61	91	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		2,080	134	31	165	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		700	6	(6)	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		200	(1)	(14)	(15)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		200	0	7	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.817	Annual	04/30/2029		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		600	(47)	(40)	(87)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		200	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		100	0	0	0	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		100	(4)	3	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		395	51	(1)	50	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		100	0	1	1	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		200	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		200	2	0	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		200	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		200	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	0	1	1	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		590	20	(13)	7	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		40	(1)	(11)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		65	17	(1)	16	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		20	1	0	1	0	0
Pay	1-Month USD-LIBOR	4.815	Quarterly	04/27/2023		1,300	0	0	0	0	(1)
Pay	1-Month USD-LIBOR	4.789	Quarterly	03/07/2024		200	0	0	0	0	0
Pay	1-Month USD-LIBOR	4.433	Quarterly	09/06/2024		700	0	(2)	(2)	0	0
Pay	1-Month USD-LIBOR	4.427	Quarterly	09/27/2024		600	0	(2)	(2)	0	0
Pay	1-Month USD-LIBOR	4.409	Quarterly	10/04/2024		400	0	(1)	(1)	0	0
Receive	3-Month AUD-BBR-BBSW	3.750	Quarterly	03/15/2024	AUD	2,700	3	(6)	(3)	1	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	600	(10)	(16)	(26)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	(4)	(5)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		150	(2)	(8)	(10)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		100	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	(24)	(13)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		500	(3)	(43)	(46)	1	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		150	(21)	(12)	(33)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	(8)	(13)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(7)	(7)	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	3,200	1	(5)	(4)	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		600	0	(1)	(1)	0	0
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	09/21/2027	KRW	595,760	(1)	(2)	(3)	0	(1)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	03/15/2028		273,084	(1)	(1)	(2)	0	(1)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028		806,966	0	3	3	0	(2)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	03/15/2028		297,499	0	4	4	0	(1)
Pay	3-Month KRW-KORIBOR	3.000	Quarterly	06/15/2032		107,800	0	(1)	(1)	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	06/15/2032		33,600	0	0	0	0	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	700	(2)	(4)	(6)	0	0
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		700	0	0	0	0	0
Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		800	(1)	2	1	0	(1)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		500	(3)	(3)	(6)	0	(1)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(19)	(11)	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	2,790	0	0	0	0	0
Receive	3-Month USD-LIBOR	4.815	Quarterly	04/27/2023		$1,300	0	0	0	1	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	03/07/2024		200	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		150	0	7	7	0	0
Receive	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	18	18	0	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2024		700	0	3	3	0	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2024		600	0	2	2	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Receive	3-Month USD-LIBOR	4.409	Quarterly	10/04/2024		400	0	2	2	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		1,800	(19)	175	156	0	(4)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		900	8	(103)	(95)	3	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	01/20/2029		200	(1)	(22)	(23)	1	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	01/20/2029		100	0	(11)	(11)	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(7)	(13)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(6)	(5)	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		100	0	0	0	0	0
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		1,850	0	15	15	2	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(6)	(6)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	700	(5)	(14)	(19)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		400	(13)	(4)	(17)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		630	3	(1)	2	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		1,020	7	(4)	3	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(9)	(9)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		5,250	(54)	54	0	0	(11)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(6)	3	(3)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		3,190	(15)	29	14	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(25)	(22)	0	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		760	16	(20)	(4)	0	(1)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(11)	(11)	0	0

							$91	$(43)	$48	$20	$(65)

Total Swap Agreements							$133	$(52)	$81	$21	$(70)

Cash of $899 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2023		AUD	191		$127		$0		$(1)
		05/2023			$127		AUD	191	1		0
BOA		04/2023		AUD	31		$21		0		0
		04/2023		CAD	57		42		0		(1)
		04/2023		JPY	7,600		56		0		(1)
		04/2023		NZD	33		21		0		0
		04/2023		PEN	75		20		0		0
		04/2023		SEK	1,321		127		0		0
		04/2023			$33		AUD	49	0		0
		04/2023			1,466		CNH	9,856	0		(31)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

	04/2023		11	DKK	80	0	0
	04/2023		6	KRW	8,187	0	0
	04/2023		26	NOK	274	0	0
	04/2023		56	NZD	90	0	0
	04/2023		104	PEN	392	0	0
	04/2023		7	SEK	77	0	0
	05/2023	CNH	446		$69	4	0
	05/2023	JPY	50,000		385	6	0
	05/2023	PEN	725		190	0	(2)
	05/2023		$22	NOK	226	0	0
	05/2023		21	NZD	33	0	0
	05/2023		20	PEN	75	0	0
	05/2023		127	SEK	1,319	0	0
	06/2023	JPY	120,000		$903	0	(9)
	06/2023	TWD	1,175		38	0	0
	06/2023		$22	IDR	334,157	0	0
BPS	04/2023	CNH	4,231		$628	12	0
	04/2023	ILS	19		6	0	0
	04/2023	JPY	20,000		153	3	0
	04/2023	KRW	28,279		23	1	0
	04/2023	MXN	5,773		317	0	(2)
	04/2023	NOK	2,719		261	1	0
	04/2023		$22	CNH	148	0	0
	04/2023		11	CZK	247	0	0
	04/2023		249	DKK	1,711	1	0
	04/2023		37	EUR	35	1	0
	04/2023		18	HUF	6,698	1	0
	04/2023		115	JPY	15,200	0	0
	04/2023		38	KRW	49,738	0	0
	04/2023		21	THB	720	0	0
	05/2023	DKK	1,708		$249	0	(1)
	05/2023	EUR	78		85	0	0
	05/2023		$212	AUD	317	0	0
	05/2023		1,917	CNY	13,239	16	0
	05/2023		261	NOK	2,715	0	(1)
	06/2023	KRW	4,015		$3	0	0
	06/2023	TWD	6,074		199	0	(1)
	06/2023		$29	IDR	446,423	0	0
	06/2023		317	MXN	5,854	2	0
	04/2024	DKK	689		$103	1	0
BRC	04/2023	CNH	83		12	0	0
	04/2023	PEN	136		36	0	0
	04/2023		$26	CNH	180	0	0
	04/2023		41	CZK	933	2	0
	04/2023		0	KRW	81	0	0
	04/2023		36	PEN	136	0	0
	04/2023		28	PLN	124	1	0
	04/2023		10	THB	341	0	0
	05/2023	DKK	923		$135	0	0
	05/2023	JPY	110,000		851	20	(2)
	05/2023		$36	PEN	136	0	0
	07/2023	JPY	80,000		$622	11	0
	04/2024	DKK	886		132	1	0
	04/2024	JPY	20,000		164	5	0
	05/2024		10,000		81	1	0
CBK	04/2023	BRL	123		24	0	0
	04/2023	CLP	34,564		39	0	(4)
	04/2023	DKK	3,920		557	0	(14)
	04/2023	EUR	65		69	0	(1)
	04/2023	ILS	298		91	9	0
	04/2023	KRW	45,263		35	0	0
	04/2023	PEN	512		129	0	(7)
	04/2023		$30	AUD	45	0	0
	04/2023		24	BRL	123	1	0
	04/2023		50	CAD	69	1	0
	04/2023		187	DKK	1,288	0	0
	04/2023		95	GBP	78	1	0
	04/2023		13	NOK	130	0	0
	04/2023		74	PEN	284	1	0
	04/2023		137	SEK	1,433	1	0
	05/2023	CNH	52		$8	1	0
	05/2023	DKK	1,186		173	0	0
	05/2023		$28	CLP	22,187	0	0
	06/2023	TWD	1		$0	0	0
	06/2023		$33	COP	162,470	1	0
	06/2023		10	IDR	143,285	0	0
	08/2023	PEN	203		$52	0	(2)
CLY	04/2023	CNH	68		10	0	0
	05/2023		718		111	6	0
DUB	04/2023	AUD	130		86	0	(1)
	04/2023	BRL	559		105	0	(5)
	04/2023	EUR	6,557		7,096	0	(15)
	04/2023		$200	AUD	297	0	(2)
	04/2023		110	BRL	559	0	0
	05/2023		86	AUD	130	1	0
	05/2023		7,107	EUR	6,557	15	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

	05/2023		4	ZAR	76	0	0
	06/2023		105	BRL	564	6	0
	06/2023		40	CLP	32,149	0	0
GLM	04/2023	BRL	431		$85	0	0
	04/2023	CNH	69		10	0	0
	04/2023	THB	294		9	0	0
	04/2023		$80	BRL	431	6	0
	04/2023		12	RON	53	0	0
	04/2023		3	SEK	29	0	0
	04/2023		9	THB	314	0	0
	05/2023		48	PEN	191	3	0
	06/2023	TWD	1,756		$58	0	0
	06/2023		$1	IDR	20,952	0	0
JPM	04/2023	CNH	147		$21	0	0
	04/2023	DKK	85		12	0	0
	04/2023	JPY	20,000		153	3	0
	04/2023	KRW	34,540		26	0	0
	04/2023	PEN	68		18	0	0
	04/2023		$132	CNH	909	0	0
	04/2023		154	JPY	20,400	0	(1)
	04/2023		40	KRW	52,294	0	0
	04/2023		38	PEN	143	0	0
MBC	04/2023	CNH	493		$72	0	0
	04/2023	EUR	378		406	0	(4)
	04/2023	ILS	13		4	0	0
	04/2023	JPY	117,939		924	34	0
	04/2023	SEK	198		19	0	0
	04/2023		$76	CAD	104	1	0
	04/2023		24	CNH	166	0	0
	04/2023		515	EUR	481	7	0
	04/2023		7	KRW	9,317	0	0
	04/2023		42	PLN	184	1	0
	04/2023		5	RON	24	0	0
	04/2023		34	SGD	45	0	0
	05/2023	CNH	3		$0	0	0
	05/2023		$228	CNH	1,527	0	(5)
	05/2023		19	SEK	198	0	0
	05/2023	ZAR	22		$1	0	0
	06/2023		$119	IDR	1,820,281	2	0
	03/2024	JPY	20,001		$164	6	0
MYI	04/2023		50,000		385	8	0
	04/2023	KRW	10,826		9	1	0
	04/2023		$122	AUD	182	0	(1)
	04/2023		13	CAD	17	0	0
	04/2023		207	CHF	195	5	0
	04/2023		87	ILS	300	0	(4)
	04/2023		32	JPY	4,300	1	0
	04/2023		247	NOK	2,561	0	(3)
	06/2023	MYR	31		$7	0	0
	06/2023		$7	CLP	5,764	0	0
	06/2023		68	IDR	1,034,895	1	0
	06/2023		8	MYR	35	0	0
	10/2024	JPY	10,000		$82	1	0
NGF	04/2023		$3,818	JPY	513,591	50	0
RBC	04/2023	GBP	309		$381	0	0
	04/2023		$39	CAD	54	1	0
	04/2023		560	JPY	75,710	11	(1)
	04/2023		277	MXN	5,751	41	0
	05/2023	MXN	3,452		$182	0	(8)
	05/2023		$381	GBP	309	0	0
	05/2023		4,374	JPY	579,736	10	0
	06/2023		1	MXN	20	0	0
	07/2023	MXN	119		$6	0	0
RYL	04/2023		$45	CNH	312	1	0
SCX	04/2023	CAD	1,646		$1,216	0	(2)
	04/2023	CNH	1,306		194	4	0
	04/2023	KRW	20,943		17	1	0
	04/2023		$1,087	CAD	1,479	8	0
	04/2023		62	CNH	423	0	(1)
	04/2023		159	MYR	709	3	0
	04/2023		182	THB	6,018	0	(6)
	05/2023	CLP	5,669		$7	0	0
	05/2023	CNH	1,177		170	0	(2)
	05/2023		$1,216	CAD	1,646	2	0
	05/2023		176	CNH	1,216	2	0
	06/2023	TWD	1,999		$66	0	0
	06/2023		$78	IDR	1,193,733	2	0
	06/2023		21	PEN	79	0	0
SOG	04/2023		13	RON	60	0	0
SSB	04/2023	PEN	53		$14	0	0
	05/2023		$14	PEN	53	0	0
TOR	04/2023	AUD	140		$93	0	(1)
	04/2023	NZD	48		30	0	0
	04/2023		$278	GBP	231	7	0
	05/2023		93	AUD	140	1	0
	05/2023		30	NZD	48	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

	06/2023	JPY	80,000		$592		0	(17)
UAG	04/2023	AUD	89		59		0	0
	04/2023	CHF	197		215		0	0
	04/2023	CNH	101		15		0	0
	04/2023	JPY	92,061		721		27	0
	04/2023		$221	AUD	325		0	(4)
	04/2023		2	CHF	2		0	0
	04/2023		14	CNH	95		0	0
	04/2023		6,884	EUR	6,484		148	0
	04/2023		9	HUF	3,362		1	0
	04/2023		33	SGD	44		0	0
	05/2023		59	AUD	89		0	0
	05/2023		215	CHF	196		0	0
	06/2023	TWD	363		$12		0	0
	06/2023		$6	IDR	92,540		0	0

Total Forward Foreign Currency Contracts							$535	$(163)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	125	$3	$10

Total Purchased Options							$3	$10

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	100	$0	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	100	0	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	1,000	(3)	(14)
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	100	0	(2)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	100	0	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	100	0	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	100	0	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	100	0	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	100	(1)	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	100	(1)	0
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(2)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	200	0	(3)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	200	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	200	0	(3)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	100	0	(2)

Total Written Options	$(21)	$(40)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2023	0.255%	$200	$(5)	$4	$0	$(1)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	100	(2)	2	0	0
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	50	(1)	1	0	0
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.291	100	(2)	2	0	0
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.255	100	(3)	3	0	0

$(13)	$12	$0	$(1)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.537%	$50	$(1)	$1	$0	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.537	50	(1)	2	1	0

$(2)	$3	$1	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$151	$1	$(1)	$0	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	200	138	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	0	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	100		72	1	(1)	0	0

								$1	$(1)	$1	$(1)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/21/2027	MYR	300	$0	$0	$0	$0
	Receive	3-Month MYR-KLIBOR	4.000	Quarterly	09/21/2027		597	1	(3)	0	(2)
	Receive	3-Month MYR-KLIBOR	3.250	Quarterly	03/16/2032		40	0	0	0	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	12/21/2027	THB	5,759	(1)	0	0	(1)
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		1,790	0	0	0	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		1,803	0	0	0	0
GLM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/21/2032	MYR	100	0	0	0	0
GST	Pay	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	03/15/2028	THB	1,900	0	0	0	0
	Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		4,370	1	(1)	0	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		2,180	0	0	0	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032	MYR	100	0	1	1	0
SCX	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/16/2032		100	(1)	2	1	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	09/21/2027	THB	103	0	0	0	0
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	09/21/2027		5,700	(1)	0	0	(1)
	Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		2,261	0	0	0	0

								$(1)	$(1)	$2	$(4)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	09/20/2023	$200	$2	$(3)	$0	$(1)
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	06/20/2023	300	1	(10)	0	(9)
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	09/20/2023	100	1	(2)	0	(1)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.071%	Maturity	06/20/2023	100	0	(3)	0	(3)

								$4	$(18)	$0	$(14)

Total Swap Agreements								$(11)	$(5)	$4	$(20)

(h)

Securities with an aggregate market value of $35 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3	$0	$3
Australia
Sovereign Issues	0	303	0	303
Cayman Islands
Asset-Backed Securities	0	1,615	0	1,615
Corporate Bonds & Notes	0	190	0	190
China
Sovereign Issues	0	1,146	0	1,146
Denmark
Corporate Bonds & Notes	0	867	0	867
France
Sovereign Issues	0	513	0	513
Germany
Corporate Bonds & Notes	0	488	0	488
Ireland
Asset-Backed Securities	0	397	0	397
Non-Agency Mortgage-Backed Securities	0	93	0	93
Israel
Sovereign Issues	0	52	0	52
Italy
Sovereign Issues	0	212	0	212
Japan
Sovereign Issues	0	1,917	0	1,917
Peru
Sovereign Issues	0	78	0	78
Poland
Sovereign Issues	0	106	0	106
Romania
Sovereign Issues	0	126	0	126
Saudi Arabia
Sovereign Issues	0	202	0	202
Serbia
Sovereign Issues	0	84	0	84
South Korea
Sovereign Issues	0	511	0	511
Spain
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	271	0	271
Switzerland
Corporate Bonds & Notes	0	310	0	310
United Kingdom
Corporate Bonds & Notes	0	581	0	581
Non-Agency Mortgage-Backed Securities	0	865	0	865
Sovereign Issues	0	390	0	390
United States
Asset-Backed Securities	0	1,250	0	1,250
Corporate Bonds & Notes	0	184	0	184
Loan Participations and Assignments	0	93	0	93
Non-Agency Mortgage-Backed Securities	0	1,908	0	1,908
U.S. Government Agencies	0	4,048	0	4,048
U.S. Treasury Obligations	0	1,911	0	1,911
Short-Term Instruments
Japan Treasury Bills	0	5,574	0	5,574

	$0	$26,489	$0	$26,489
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$749	$0	$0	$749

Total Investments	$749	$26,489	$0	$27,238

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,659)	$0	$(2,659)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	22	0	50
Over the counter	0	549	0	549

	$28	$571	$0	$599
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2023 (Unaudited)

Exchange-traded or centrally cleared	(23)	(74)	0	(97)
Over the counter	0	(223)	0	(223)

	$(23)	$(297)	$0	$(320)

Total Financial Derivative Instruments	$5	$274	$0	$279

Totals	$754	$24,104	$0	$24,858

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14	$1	$0	$0	$0	$15	$0	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$522	$4,911	$(4,700)	$1	$0	$734	$11	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
CLY	Crédit Agricole Corporate and Investment Bank	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

Other Abbreviations:
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
DAC	Designated Activity Company	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.2% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$428	$399

Total Corporate Bonds & Notes (Cost $428)		399

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,861
3.000% due 09/25/2046	2,264	1,823
3.580% due 08/01/2030	1,700	1,652
3.600% due 02/01/2040	1,271	1,213
3.958% due 01/01/2033 •	3	2
4.250% due 05/25/2037	98	93
4.677% due 07/25/2037 •	3	3
5.000% due 04/25/2032 - 08/25/2033	156	156
5.500% due 12/25/2035	45	46
5.745% due 04/25/2032 •	1	1
6.080% due 09/01/2028	64	71
6.500% due 07/25/2031	28	29
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	1,904
0.000% due 12/15/2042 •	248	199
3.000% due 04/15/2053	1,244	1,040
3.500% due 01/15/2048	601	545
3.760% due 03/25/2036 ~	160	154
4.000% due 06/15/2032 - 09/15/2044	5,190	5,025
4.338% due 10/25/2044 •	306	286
4.349% due 01/25/2036 ~	151	145
4.874% due 10/15/2043 ~	938	913
5.084% due 01/15/2033 •	2	2
5.384% due 02/15/2027 ~	1	1
5.500% due 02/15/2034	110	111
6.750% due 03/15/2031	100	120
7.000% due 07/15/2023 - 12/01/2031	3	3
Ginnie Mae
3.000% due 08/20/2030 •	1	1
3.500% due 01/20/2044	643	609
6.000% due 08/20/2033	333	338
Ginnie Mae, TBA
4.000% due 04/01/2053	7,300	7,029
4.500% due 05/01/2053	1,700	1,675
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	483
0.000% due 01/15/2030 (b)	2,500	1,849
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	605
U.S. Small Business Administration
5.240% due 08/01/2023	3	3
5.290% due 12/01/2027	26	26
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	123	108
4.000% due 08/01/2048	6	5
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2053	1,200	1,077
4.000% due 05/01/2053	400	383
4.500% due 04/01/2053 - 05/01/2053	3,800	3,724
5.000% due 05/01/2053	4,300	4,288
5.500% due 05/01/2053	3,700	3,736
6.000% due 04/01/2053 - 05/01/2053	10,000	10,201
6.500% due 05/01/2053	7,700	7,933

Total U.S. Government Agencies (Cost $62,465)		61,471

U.S. TREASURY OBLIGATIONS 106.8%
U.S. Treasury Bonds
1.125% due 05/15/2040 (e)	52,630	35,067
1.125% due 08/15/2040 (e)	116,540	77,130
1.375% due 11/15/2040 (e)	21,220	14,634
1.750% due 08/15/2041	3,300	2,392
1.875% due 02/15/2041 (e)	22,200	16,623

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2023 (Unaudited)

1.875% due 02/15/2051 (e)	2,650	1,812
1.875% due 11/15/2051 (e)	71,100	48,447
2.000% due 11/15/2041 (e)	13,200	9,973
2.000% due 02/15/2050 (e)	36,908	26,182
2.250% due 05/15/2041 (e)	14,200	11,289
2.250% due 02/15/2052	400	298
2.375% due 02/15/2042 (e)	6,500	5,231
2.500% due 02/15/2045 (e)(i)	460	367
2.500% due 02/15/2046	4,070	3,236
2.750% due 11/15/2042	5,600	4,754
2.875% due 05/15/2049 (e)(g)(i)	1,550	1,327
2.875% due 05/15/2052 (e)(i)	400	342
3.000% due 11/15/2044 (e)	540	471
3.000% due 05/15/2045 (e)(i)	540	471
3.000% due 11/15/2045	10,100	8,797
3.000% due 08/15/2048	10,980	9,595
3.000% due 08/15/2052 (e)	13,900	12,215
3.125% due 11/15/2041 (e)	25,610	23,366
3.125% due 08/15/2044 (e)	440	393
3.125% due 05/15/2048	3,730	3,332
3.250% due 05/15/2042	1,000	923
3.375% due 08/15/2042 (e)	39,800	37,387
4.000% due 11/15/2042 (e)	17,400	17,878
4.000% due 11/15/2052 (e)	85,240	90,488
4.750% due 02/15/2041 (e)(i)	790	901
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	5,355	5,120
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,185
0.000% due 05/15/2034 (a)	500	332
0.000% due 08/15/2034 (a)	1,270	834
0.000% due 08/15/2035 (a)	25,270	15,964
0.000% due 08/15/2036 (a)	18,000	10,908
0.000% due 11/15/2036 (a)	2,700	1,622

Total U.S. Treasury Obligations (Cost $606,205)		501,286

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Ashford Hospitality Trust
5.584% due 04/15/2035 •	227	221
5.685% due 06/15/2035 •	300	291
Atrium Hotel Portfolio Trust
5.634% due 06/15/2035 •	200	193
5.864% due 12/15/2036 ~	400	387
BAMLL Commercial Mortgage Securities Trust
5.535% due 09/15/2034 •	300	293
5.734% due 04/15/2036 ~	1,000	983
BANK 4.046% due 03/15/2061 ~	500	475
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	472
Bear Stearns Adjustable Rate Mortgage Trust
4.513% due 04/25/2033 ~	6	6
4.875% due 04/25/2033 ~	2	2
Beast Mortgage Trust 5.734% due 03/15/2036 •	100	89
Benchmark Mortgage Trust 4.016% due 03/15/2052	2,300	2,152
BWAY Mortgage Trust 3.454% due 03/10/2033	700	656
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,700	1,666
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	1,600	1,550
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,513
3.815% due 04/10/2033 ~	500	434
Countrywide Alternative Loan Trust 5.265% due 05/25/2035 •	20	18
Countrywide Home Loan Mortgage Pass-Through Trust 5.485% due 03/25/2035 •	29	23
Credit Suisse First Boston Mortgage Securities Corp. 4.184% due 11/25/2032 ~	2	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.354% due 07/25/2033 ~	2	2
Credit Suisse Mortgage Capital Trust 6.085% due 07/15/2038 •	865	809
DBGS Mortgage Trust 5.479% due 06/15/2033 •	200	190
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	1,900
5.891% due 12/19/2030 •	100	98
Extended Stay America Trust 5.765% due 07/15/2038 ~	1,269	1,232
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~	500	447

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2023 (Unaudited)

HarborView Mortgage Loan Trust
5.201% due 05/19/2035 •	13	12
Hilton USA Trust 3.719% due 11/05/2038	2,100	1,938
Impac CMB Trust 5.325% due 09/25/2034 þ	79	82
JP Morgan Chase Commercial Mortgage Securities Trust 6.134% due 12/15/2031 •	424	405
JP Morgan Mortgage Trust
3.999% due 07/25/2035 ~	21	20
5.517% due 12/25/2049 ~	23	22
Morgan Stanley Capital Trust
5.584% due 07/15/2035 •	200	196
5.854% due 12/15/2038 •	1,100	1,066
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	450
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	98	91
2.750% due 11/25/2059 ~	400	376
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	20	16
Sequoia Mortgage Trust 5.461% due 07/20/2033 ~	17	15
SFO Commercial Mortgage Trust 5.834% due 05/15/2038 ~	1,000	898
Structured Adjustable Rate Mortgage Loan Trust 5.285% due 05/25/2037 •	36	31
Structured Asset Mortgage Investments Trust
5.421% due 09/19/2032 •	10	10
5.601% due 10/19/2033 •	9	9
Tharaldson Hotel Portfolio Trust 5.760% due 11/11/2034 •	162	159
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	522
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,738
WaMu Mortgage Pass-Through Certificates Trust
4.138% due 08/25/2046 •	61	55
4.638% due 10/25/2046 ~	21	19
Washington Mutual Mortgage Pass-Through Certificates Trust
3.884% due 05/25/2033 ~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	259

Total Non-Agency Mortgage-Backed Securities (Cost $26,423)		24,496

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust 5.845% due 11/25/2042 •	19	19
ECMC Group Student Loan Trust 5.595% due 02/27/2068 •	155	150
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	560
2.330% due 06/26/2028	700	624
JP Morgan Mortgage Acquisition Corp. 5.565% due 12/25/2035 •	230	228
MASTR Asset-Backed Securities Trust 5.670% due 10/25/2034 •	415	385
Merrill Lynch Mortgage Investors Trust 5.775% due 07/25/2035 •	402	385
New Century Home Equity Loan Trust 5.580% due 06/25/2035 ~	11	11
RAAC Trust 5.535% due 11/25/2036 •	110	109
Ready Capital Mortgage Financing LLC 6.218% due 01/25/2037 •	600	589
Renaissance Home Equity Loan Trust 4.446% due 08/25/2033 •	2	2
SLM Student Loan Trust
5.418% due 10/25/2029 •	104	103

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2023 (Unaudited)

6.318% due 04/25/2023 •	102	102

Total Asset-Backed Securities (Cost $3,448)		3,267

SHORT-TERM INSTRUMENTS 39.3%
REPURCHASE AGREEMENTS (d) 39.3%		184,621

Total Short-Term Instruments (Cost $184,621)		184,621

Total Investments in Securities (Cost $883,590)		775,540

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	1,310,264	12,576
PIMCO Short-Term Floating NAV Portfolio III	273,683	2,661

Total Short-Term Instruments (Cost $15,761)		15,237

Total Investments in Affiliates (Cost $15,761)		15,237

Total Investments 168.5% (Cost $899,351)		$790,777
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $872)		(979)
Other Assets and Liabilities, net (68.3)%		(320,408)

Net Assets 100.0%		$469,390

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.840%	04/03/2023	04/04/2023	$184,200	U.S. Treasury Notes 0.875% due 11/15/2030	$(188,208)	$184,200	$184,200
FICC	2.200	03/31/2023	04/03/2023	421	U.S. Treasury Notes 2.250% due 11/15/2025	(429)	421	421

Total Repurchase Agreements	$(188,637)	$184,621	$184,621

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.740%	02/23/2023	04/05/2023	$(17,331)	$(17,420)
BPG	4.960	04/03/2023	04/04/2023	(329,587)	(329,587)
4.970	04/04/2023	04/05/2023	(125,797)	(125,797)
MSC	4.750	03/20/2023	04/04/2023	(1,838)	(1,842)
4.800	03/17/2023	04/05/2023	(863)	(865)
4.890	03/23/2023	04/13/2023	(16,497)	(16,521)
UBS	4.650	01/19/2023	04/20/2023	(62,865)	(63,471)
4.650	03/28/2023	04/20/2023	(962)	(963)
4.870	03/13/2023	04/25/2023	(1,865)	(1,870)

Total Sale-Buyback Transactions	$(558,336)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	04/01/2053	$100	$(84)	$(86)

Total Short Sales (0.0)%	$(84)	$(86)

(e)	Securities with an aggregate market value of $556,193 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(101,045) at a weighted average interest rate of 4.510%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(237) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	$112.000	04/21/2023	22	$22	$(12)	$(2)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	8	8	(3)	(1)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2023 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures					118.000	04/21/2023	8	8	(5)	(2)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures					119.000	04/21/2023	22	22	(20)	(3)

Total Written Options								$(40)		$(8)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2023	130	$26,839	$296		$18	$0
U.S. Treasury 10-Year Note June Futures				06/2023	107	12,297	334		37	0

							$630		$55	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note June Futures				06/2023	547	$(59,901)	$(1,056)		$0	$(124)
U.S. Treasury Ultra 10-Year Note June Futures				06/2023	663	(80,316)	(2,699)		0	(362)

							$(3,755)		$0	$(486)

Total Futures Contracts							$(3,125)		$55	$(486)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	03/10/2028	$1,500	$(3)	$31	$28	$4	$0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	29,800	66	(2,096)	(2,030)	93	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,700	(13)	59	46	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	600	(2)	5	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,500	(7)	(41)	(48)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	700	(3)	13	10	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	7	5	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,900	(100)	1,373	1,273	0	(63)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2023	14,100	125	(558)	(433)	0	(5)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	24,000	1,202	3,392	4,594	0	(91)
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	06/23/2031	3,400	(50)	528	478	0	(15)
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2031	1,250	(14)	206	192	0	(6)
Receive	3-Month USD-LIBOR	1.441	Semi-Annual	07/21/2031	5,100	(62)	846	784	0	(22)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	1,700	(178)	(453)	(631)	15	0

Total Swap Agreements						$959	$3,312	$4,271	$136	$(210)

(g)	Securities with an aggregate market value of $1,207 and cash of $3,845 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.330%	10/23/2023	6,000	$364	$998

Total Purchased Options								$364		$998

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	04/28/2023	800	$(4)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	800	(4)	(2)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	29,100	(361)	(1,433)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	05/04/2023	1,000	(5)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	05/04/2023	1,000	(5)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	2,300	(12)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	2,300	(13)	(1)

$(404)	$(1,461)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	$95.625	04/06/2023	900	$(7)	$(3)

Total Written Options	$(411)	$(1,464)

(i)

Securities with an aggregate market value of $515 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$399	$0	$399
U.S. Government Agencies	0	61,471	0	61,471
U.S. Treasury Obligations	0	501,286	0	501,286
Non-Agency Mortgage-Backed Securities	0	24,496	0	24,496
Asset-Backed Securities	0	3,267	0	3,267
Short-Term Instruments
Repurchase Agreements	0	184,621	0	184,621

$0	$775,540	$0	$775,540
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,237	$0	$0	$15,237

Total Investments	$15,237	$775,540	$0	$790,777

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(86)	$0	$(86)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	191	0	191
Over the counter	0	998	0	998

$0	$1,189	$0	$1,189
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(704)	0	(704)
Over the counter	0	(1,464)	0	(1,464)

$0	$(2,168)	$0	$(2,168)

Total Financial Derivative Instruments	$0	$(979)	$0	$(979)

Totals	$15,237	$774,475	$0	$789,712

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,424	$137	$0	$0	$15	$12,576	$136	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,520	$110,030	$(114,900)	$9	$2	$2,661	$30	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co. LLC.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	UBS	UBS Securities LLC
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Qatar National Bank QPSC 5.435% (LIBOR03M + 0.800%) due 11/06/2023 «~		$8,200	$8,190

Total Loan Participations and Assignments (Cost $8,165)			8,190

CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 14.5%
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		4,700	4,594
Banco Santander SA
3.496% due 03/24/2025		4,600	4,428
5.926% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,400
Bank of America Corp.
1.843% due 02/04/2025 •		5,000	4,853
5.775% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,200
Barclays PLC
2.852% due 05/07/2026 •		5,100	4,767
5.304% due 08/09/2026 •		4,500	4,411
BNP Paribas SA 4.705% due 01/10/2025 •		3,900	3,857
BPCE SA 5.975% due 01/18/2027 •		2,100	2,097
Cape Lookout Re Ltd. 9.684% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,500	1,420
Capital One Financial Corp.
2.636% due 03/03/2026 •		300	278
4.166% due 05/09/2025 •		4,400	4,265
4.985% due 07/24/2026 •		4,100	3,956
Citigroup, Inc. 5.330% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)		4,800	4,707
Corsair International Ltd. 7.772% due 01/28/2027 •	EUR	4,500	4,807
CPI Property Group SA 2.750% due 05/12/2026		1,000	861
Credit Suisse AG
3.390% due 12/05/2025		1,900	2,027
3.700% due 02/21/2025		$4,400	4,182
4.750% due 08/09/2024		4,100	3,978
Credit Suisse Group AG
6.373% due 07/15/2026 •		4,200	4,069
6.537% due 08/12/2033 •		250	257
Danske Bank AS 3.773% due 03/28/2025 •		4,500	4,394
Deutsche Bank AG
2.222% due 09/18/2024 •		4,800	4,668
5.950% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,073
6.119% due 07/14/2026 •		4,000	3,876
GA Global Funding Trust
0.800% due 09/13/2024		4,800	4,474
1.250% due 12/08/2023		4,800	4,656
General Motors Financial Co., Inc. 4.250% due 05/15/2023		4,400	4,392
Goldman Sachs Group, Inc. 1.757% due 01/24/2025 •		2,700	2,614
HSBC Holdings PLC 6.161% due 03/09/2029 •		5,300	5,454
HSBC USA, Inc. 5.625% due 03/17/2025		1,700	1,705
ING Groep NV 3.869% due 03/28/2026 •		4,500	4,355
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		4,300	4,123
5.605% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,896
Metropolitan Life Global Funding 4.050% due 08/25/2025		4,100	4,033
Mizuho Financial Group, Inc.
4.705% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,481
5.414% due 09/13/2028 •		$4,000	4,020
5.800% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,594
Morgan Stanley 2.630% due 02/18/2026 •		8,100	7,694

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Nationwide Building Society 4.363% due 08/01/2024 •		800	793
NatWest Group PLC 7.472% due 11/10/2026 •		3,100	3,207
NatWest Markets PLC 3.479% due 03/22/2025		4,500	4,303
Nissan Motor Acceptance Co. LLC 1.050% due 03/08/2024		4,000	3,805
PNC Financial Services Group, Inc. 4.758% due 01/26/2027 •		3,100	3,064
Pricoa Global Funding 4.200% due 08/28/2025		3,000	2,947
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		3,200	3,244
Societe Generale SA 2.625% due 01/22/2025		4,200	3,939
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,655
5.683% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	4,908
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	4,857
5.464% due 01/13/2026		3,000	3,031
Swedbank AB 5.337% due 09/20/2027		4,100	4,105
Synchrony Bank 5.400% due 08/22/2025		4,300	4,037
Toyota Motor Credit Corp. 5.570% due 12/11/2023 •		1,000	1,000
UBS Group AG
4.488% due 05/12/2026 •		3,300	3,185
5.711% due 01/12/2027 •		3,700	3,670
UniCredit SpA 7.830% due 12/04/2023		10,700	10,799
Wells Fargo & Co.
2.509% due 10/27/2023 (e)	CAD	6,200	4,515
3.908% due 04/25/2026 •		$2,800	2,720

			221,700

INDUSTRIALS 4.8%
Amgen, Inc.
5.150% due 03/02/2028		2,500	2,554
5.250% due 03/02/2025		4,200	4,248
Boeing Co. 1.950% due 02/01/2024		5,000	4,855
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,517
Daimler Trucks Finance North America LLC
5.422% (SOFRRATE + 0.600%) due 12/14/2023 ~		5,000	4,950
5.569% (SOFRRATE + 0.750%) due 12/13/2024 ~		5,000	4,935
Danone SA 2.947% due 11/02/2026		4,000	3,782
Equifax, Inc. 5.100% due 12/15/2027		4,000	4,028
Expedia Group, Inc. 5.000% due 02/15/2026		3,407	3,394
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023		5,000	4,917
Hyundai Capital America
0.800% due 04/03/2023		5,000	5,000
5.875% due 04/07/2025		4,500	4,557
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,800	4,729
Qorvo, Inc. 1.750% due 12/15/2024		4,600	4,275
Renesas Electronics Corp. 1.543% due 11/26/2024		5,000	4,671
SK Hynix, Inc. 1.000% due 01/19/2024		5,000	4,819
Southern Co. 3.250% due 07/01/2026		3,600	3,436

			73,667

UTILITIES 1.5%
AES Corp. 1.375% due 01/15/2026		5,100	4,593
Enel Finance International NV
4.250% due 06/15/2025		4,300	4,214
6.800% due 10/14/2025		5,000	5,172
Pacific Gas & Electric Co.
3.850% due 11/15/2023		400	394
4.250% due 08/01/2023		4,800	4,773

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

4.950% due 06/08/2025	4,200	4,153

		23,299

Total Corporate Bonds & Notes (Cost $327,595)		318,666

U.S. GOVERNMENT AGENCIES 25.8%
Fannie Mae
1.000% due 01/25/2043	25	21
3.770% due 05/01/2038 •	742	753
3.775% due 09/01/2035 •	31	32
3.952% due 07/01/2035 •	2	2
3.992% due 06/01/2043 •	47	45
3.993% due 07/01/2042 •	20	20
4.043% due 09/01/2041 •	50	49
4.148% due 12/01/2036 •	1	1
4.581% due 11/01/2035 •	11	11
4.677% due 12/25/2036 - 07/25/2037 •	74	73
4.779% due 12/25/2042 ~	3	3
4.967% due 09/25/2042 ~	208	205
5.000% due 04/25/2033	3	3
5.136% due 09/01/2034 •	1	1
5.195% due 03/25/2044 •	15	14
5.609% due 06/17/2027 •	5	6
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	44,516
0.680% due 08/06/2025	18,800	17,308
0.800% due 10/28/2026 (h)(j)	11,800	10,503
2.185% due 08/15/2044 •	933	955
3.490% due 07/01/2035 •	10	9
3.590% due 01/25/2025 ~	5,767	5,651
4.000% due 12/01/2047 - 08/01/2048	2,817	2,746
4.021% due 09/01/2035 •	32	31
4.338% due 02/25/2045 •	71	70
5.105% due 08/25/2031 •	37	37
6.500% due 07/25/2043	26	27
Ginnie Mae
3.575% due 07/20/2067 •	4,329	4,326
4.852% due 06/20/2065 •	1,218	1,212
5.086% due 10/20/2065 •	5,376	5,339
5.106% due 07/20/2063 •	842	838
5.366% due 05/20/2066 •	577	574
5.416% due 04/20/2066 •	3,926	3,890
5.719% due 11/20/2072 •	11,048	11,230
5.729% due 11/20/2072 •	12,507	12,725
5.816% due 08/20/2070 •	3,909	3,958
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	60,861	54,721
3.500% due 07/01/2047 - 12/01/2047	33,887	31,999
4.000% due 08/01/2044 - 08/01/2048	3,468	3,371
4.500% due 05/01/2023 - 08/01/2046	416	415
5.000% due 05/01/2027 - 06/01/2028	38	38
6.000% due 02/01/2033 - 01/01/2039	405	422
6.500% due 04/01/2036	52	54
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2053 - 05/01/2053	72,200	69,061
4.500% due 04/01/2038 - 05/01/2053	81,600	79,965
5.000% due 04/01/2053 - 05/01/2053	16,300	16,258
5.500% due 04/01/2053 - 05/01/2053	10,300	10,405

Total U.S. Government Agencies (Cost $404,938)		393,893

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Notes
2.875% due 05/15/2032	2,100	1,999
3.875% due 01/15/2026 (j)	53,100	53,123
4.125% due 01/31/2025	30,100	30,095

Total U.S. Treasury Obligations (Cost $84,996)		85,217

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust 3.359% due 09/25/2035 ^~	115	96
AOA Mortgage Trust 5.559% due 10/15/2038 •	3,320	3,066
Atrium Hotel Portfolio Trust 5.864% due 12/15/2036 ~	4,100	3,971
BAMLL Commercial Mortgage Securities Trust 5.734% due 04/15/2036 ~	4,500	4,424
Banc of America Funding Trust 4.412% due 01/20/2047 ^~	85	76
Banc of America Mortgage Trust
3.684% due 07/25/2034 ~	114	102
3.953% due 08/25/2034 ~	153	148
4.029% due 05/25/2033 ~	21	20

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.741% due 01/25/2035 ~		886	798
3.841% due 07/25/2034 ~		59	51
3.914% due 01/25/2034 ~		4	4
4.962% due 01/25/2035 ~		29	24
Bear Stearns ALT-A Trust 5.165% due 02/25/2034 •		121	105
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~		174	131
3.947% due 01/26/2036 ^~		251	196
BX Trust
5.576% due 04/15/2039 •		1,026	978
5.771% due 10/15/2036 •		4,500	4,391
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.125% due 01/25/2035 •		7	6
Citigroup Mortgage Loan Trust
3.906% due 08/25/2035 ^~		57	46
3.950% due 05/25/2035 •		9	8
Colony Mortgage Capital Ltd. 6.070% due 11/15/2038 •		4,700	4,486
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/25/2034 ~		118	105
3.798% due 02/20/2035 ~		29	28
3.996% due 11/20/2034 ~		268	248
6.537% due 02/20/2036 ^•		156	139
CRSNT Commercial Mortgage Trust 5.510% due 04/15/2036 •		6,000	5,534
DBGS Mortgage Trust
5.479% due 06/15/2033 •		2,100	1,999
6.080% due 10/15/2036 •		100	93
DROP Mortgage Trust 5.830% due 10/15/2043 •		5,000	4,623
Eurosail PLC 5.221% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	4,688	5,697
First Horizon Alternative Mortgage Securities Trust 5.096% due 09/25/2034 ~		$89	79
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		46	31
FirstMac Mortgage Funding Trust 4.575% due 03/08/2049 •	AUD	539	361
Formentera Issuer PLC 4.771% due 07/28/2047 •	GBP	2,740	3,353
GMAC Mortgage Corp. Loan Trust 3.617% due 11/19/2035 ~		$21	19
Great Hall Mortgages PLC 5.093% due 06/18/2039 •		381	376
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		4,687	3,815
3.000% due 09/25/2052 ~		4,580	3,889
GSR Mortgage Loan Trust
4.052% due 09/25/2035 ~		80	74
4.250% due 09/25/2034 ~		20	20
HarborView Mortgage Loan Trust
3.305% due 07/19/2035 ^~		171	123
5.201% due 05/19/2035 •		30	27
Impac CMB Trust 5.845% due 07/25/2033 •		13	13
InTown Mortgage Trust 7.316% due 08/15/2039 •		4,200	4,176
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		10	5
Merrill Lynch Mortgage Investors Trust
5.345% due 11/25/2035 •		31	29
5.505% due 09/25/2029 •		153	141
Natixis Commercial Mortgage Securities Trust 5.634% due 08/15/2038 •		4,300	4,022
NYO Commercial Mortgage Trust 5.780% due 11/15/2038 •		4,400	4,044
OBX Trust 3.000% due 01/25/2052 ~		4,561	3,873
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.405% due 12/25/2035 •		171	155
PHHMC Trust 5.913% due 07/18/2035 ~		62	60
Prime Mortgage Trust 5.245% due 02/25/2034 •		1	1
Residential Funding Mortgage Securities, Inc. Trust 4.148% due 09/25/2035 ^~		354	218
Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~	GBP	3,980	4,910
RESIMAC Bastille Trust 5.323% due 02/03/2053 •		$10,362	10,253
Ripon Mortgages PLC
4.815% due 08/28/2056 •	GBP	7,324	8,946

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.265% due 08/28/2056 •		7,000	8,360
RMAC PLC 4.970% due 06/12/2046 •		2,846	3,507
SFO Commercial Mortgage Trust 5.834% due 05/15/2038 ~		$2,200	1,976
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •	GBP	4,920	6,055
Structured Adjustable Rate Mortgage Loan Trust
4.119% due 08/25/2035 ~		$61	51
4.538% due 01/25/2035 ^•		94	77
5.193% due 02/25/2034 ~		51	47
Structured Asset Mortgage Investments Trust
5.405% due 02/25/2036 ^•		41	34
5.421% due 09/19/2032 •		0	1
Towd Point Mortgage Funding
4.993% due 05/20/2045 •	GBP	8,023	9,848
5.037% due 10/20/2051 •		4,354	5,375
5.243% due 07/20/2045 ~		2,856	3,491
Trinity Square PLC 4.713% due 07/15/2059 •		3,567	4,384
Waikiki Beach Hotel Trust 5.734% due 12/15/2033 •		$4,500	4,342
WaMu Mortgage Pass-Through Certificates Trust
4.538% due 06/25/2042 •		4	4
5.385% due 12/25/2045 •		33	30
5.525% due 01/25/2045 •		205	186
Wells Fargo Commercial Mortgage Trust 5.906% due 12/13/2031 •		1,100	1,090

Total Non-Agency Mortgage-Backed Securities (Cost $153,860)			143,469

ASSET-BACKED SECURITIES 20.8%
ACE Securities Corp. Home Equity Loan Trust
4.965% due 10/25/2036 •		47	18
5.745% due 12/25/2034 •		857	754
5.775% due 02/25/2036 ^•		2,811	2,661
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		1,149	1,144
Anchorage Capital CLO Ltd. 5.932% due 07/15/2032 •		5,000	4,920
Aqueduct European CLO DAC 2.982% due 07/20/2030 •	EUR	2,427	2,581
Arbor Realty Commercial Real Estate Notes Ltd. 6.034% due 11/15/2036 •		$4,300	4,211
AREIT Trust 5.809% due 01/16/2037 •		4,683	4,545
Ares CLO Ltd.
5.662% due 01/15/2029 •		3,821	3,787
5.845% due 04/18/2031 ~		5,000	4,938
Asset-Backed Securities Corp. Home Equity Loan Trust 6.334% due 03/15/2032 •		31	30
Atlas Static Senior Loan Fund Ltd. 7.258% due 07/15/2030 •		4,069	4,080
Barings CLO Ltd. 5.878% due 01/20/2032 •		4,100	4,048
BDS Ltd. 6.111% due 12/16/2036 •		5,000	4,912
Bear Stearns Asset-Backed Securities Trust 5.845% due 10/25/2037 •		13	13
Benefit Street Partners CLO Ltd.
5.742% due 10/15/2030 •		4,745	4,696
5.822% due 01/17/2032 •		3,120	3,073
6.142% due 01/15/2033 •		4,500	4,448
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		5,500	5,561
5.264% due 07/15/2027 •		4,100	4,101
Carlyle Euro CLO DAC 3.544% due 08/15/2032 •	EUR	4,300	4,525
Carmax Auto Owner Trust 3.810% due 09/15/2025		$3,313	3,283
Carvana Auto Receivables Trust 2.570% due 05/12/2025		2,099	2,083
CIFC Funding Ltd. 5.766% due 10/24/2030 •		4,844	4,786
Citibank Credit Card Issuance Trust
5.319% due 08/07/2027 •		2,100	2,102
5.372% due 04/22/2026 •		2,000	2,002
Countrywide Asset-Backed Certificates 5.545% due 12/25/2033 •		416	399
CQS U.S. CLO Ltd. 7.289% due 07/20/2031 •		3,967	3,962
Credit Suisse First Boston Mortgage Securities Corp. 5.465% due 01/25/2032 •		2	2
Dell Equipment Finance Trust 2.110% due 08/23/2027		1,262	1,250

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Discover Card Execution Note Trust 5.284% due 12/15/2026 •		4,100	4,100
Dryden Senior Loan Fund 5.812% due 04/15/2029 •		5,021	4,992
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		4,100	4,039
5.760% due 10/22/2029		2,900	2,922
Exeter Automobile Receivables Trust 4.330% due 02/17/2026		4,200	4,172
Flagship Credit Auto Trust 3.280% due 08/15/2025		2,702	2,682
Ford Credit Auto Owner Trust
4.850% due 08/15/2035		1,250	1,255
5.318% due 08/15/2025 ~		6,500	6,505
Fortress Credit Investments Ltd. 6.410% due 02/23/2039 •		4,600	4,431
Gallatin CLO Ltd. 5.865% due 01/21/2028 •		1,809	1,805
GE-WMC Mortgage Securities Trust 4.925% due 08/25/2036 •		7	3
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		1,425	1,409
3.550% due 01/15/2026		3,156	3,124
GPMT Ltd. 6.011% due 07/16/2035 •		3,297	3,237
GSAMP Trust 5.430% due 01/25/2036 •		144	145
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		4,500	4,414
3.730% due 09/25/2026		4,500	4,345
HPEFS Equipment Trust 3.150% due 09/20/2029		3,813	3,766
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025		3,693	3,670
KREF Ltd. 6.206% due 02/17/2039 •		4,500	4,411
LCM LP 5.668% due 07/19/2027 •		3,166	3,136
LCM Ltd. 5.739% due 07/20/2030 •		4,776	4,705
LL ABS Trust 3.760% due 11/15/2029		2,040	2,006
LMREC LLC 5.847% due 04/22/2037 •		1,462	1,451
LoanCore Issuer Ltd.
5.473% due 07/15/2035 •		2,185	2,155
6.108% due 01/17/2037 •		4,200	4,071
Lument Finance Trust, Inc. 5.854% due 06/15/2039 •		5,000	4,873
Madison Park Euro Funding DAC 3.088% due 07/15/2032 •	EUR	4,200	4,425
Magnetite Ltd. 5.744% due 11/15/2028 •		$4,380	4,340
Massachusetts Educational Financing Authority 5.768% due 04/25/2038 •		95	94
MF1 LLC 6.906% due 06/19/2037 •		4,300	4,261
MF1 Ltd. 5.910% due 02/19/2037 •		5,000	4,870
MMAF Equipment Finance LLC 5.570% due 09/09/2025		2,500	2,501
Morgan Stanley ABS Capital, Inc. Trust 5.095% due 05/25/2037 •		4,325	3,807
NovaStar Mortgage Funding Trust 5.165% due 05/25/2036 •		1,354	1,316
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,600	4,276
OZLM Ltd. 5.772% due 10/17/2029 ~		4,543	4,480
Palmer Square European Loan Funding DAC 3.068% due 04/15/2031 •	EUR	3,503	3,732
PFP Ltd.
5.534% due 04/14/2038 •		$679	664
6.934% due 08/19/2035 •		4,000	3,991
Ready Capital Mortgage Financing LLC
5.845% due 04/25/2038 •		3,765	3,689
6.218% due 01/25/2037 •		4,500	4,415
7.259% due 06/25/2037 •		4,742	4,762
Residential Asset Securities Corp. Trust 5.730% due 01/25/2034 •		566	560
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		5,179	5,165
4.050% due 07/15/2025		2,038	2,033
4.370% due 05/15/2025		3,694	3,684
5.810% due 01/15/2026		1,500	1,501

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

SLM Student Loan Trust 4.968% due 10/25/2029 •		612	609
SMB Private Education Loan Trust
3.940% due 02/16/2055		3,767	3,574
6.008% due 02/16/2055 •		3,767	3,710
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		1,000	1,001
Sound Point CLO Ltd.
5.788% due 10/20/2030 •		4,700	4,631
5.798% due 07/25/2030 ~		4,415	4,357
Steele Creek CLO Ltd. 5.885% due 04/21/2031 •		2,442	2,421
Stonepeak ABS 2.301% due 02/28/2033		3,534	3,267
Structured Asset Investment Loan Trust
5.550% due 03/25/2034 •		229	215
5.820% due 10/25/2033 •		7	7
Structured Asset Securities Corp. Mortgage Loan Trust 5.155% due 05/25/2036 •		3,493	3,306
Symphony CLO Ltd. 5.672% due 04/15/2028 •		595	593
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •		4,800	4,704
TICP CLO Ltd. 5.648% due 04/20/2028 ~		982	982
Toro European CLO DAC 3.464% due 02/15/2034 •	EUR	5,400	5,666
Towd Point HE Trust 0.918% due 02/25/2063 ~		$1,570	1,470
TPG Real Estate Finance Issuer Ltd.
5.909% due 03/15/2038 •		5,000	4,910
6.208% due 02/15/2039 ~		4,600	4,525
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		1,725	1,710
TSTAT Ltd. 6.939% due 07/20/2031 ~		3,974	3,984
Venture CLO Ltd.
5.798% due 07/20/2030 •		4,768	4,704
5.828% due 04/20/2029 •		2,204	2,195
VMC Finance LLC 5.861% due 06/16/2036 •		2,919	2,773
Voya CLO Ltd. 5.742% due 04/17/2030 •		4,359	4,309
Westlake Automobile Receivables Trust 5.688% due 08/15/2025 •		3,244	3,249

Total Asset-Backed Securities (Cost $324,262)			318,177

SOVEREIGN ISSUES 0.0%
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	3,463	7

Total Sovereign Issues (Cost $77)			7

SHORT-TERM INSTRUMENTS 31.1%
COMMERCIAL PAPER 5.1%
Amcor Flexibles North America, Inc. 5.000% due 04/10/2023		$1,700	1,698
Arrow Electronics, Inc. 5.500% due 04/03/2023		1,250	1,249
BAT International Finance PLC
5.900% due 05/24/2023		1,000	992
5.900% due 05/30/2023		2,250	2,230
6.000% due 05/19/2023		4,500	4,467
Conagra Brands, Inc. 5.750% due 04/24/2023		2,500	2,491
Constellation Brands, Inc.
5.260% due 04/04/2023		4,000	3,998
5.900% due 04/20/2023		2,500	2,492
Crown Castle, Inc. 5.740% due 04/11/2023		2,000	1,997
Dominion Energy, Inc. 5.800% due 04/24/2023		2,500	2,491
Duke Energy Corp.
5.500% due 04/18/2023		2,500	2,494
5.800% due 04/20/2023		4,500	4,487
Edison International 5.550% due 05/11/2023		2,500	2,485
Global Payments, Inc. 5.900% due 04/28/2023		4,500	4,480
Hitachi America Capital Ltd. 5.100% due 04/06/2023		1,300	1,299
International Flavors & Fragrances, Inc.
5.950% due 04/20/2023		700	698

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.950% due 04/24/2023		1,350	1,345
Lowe's Companies, Inc. 5.750% due 04/10/2023		4,750	4,743
Mondelez International, Inc. 5.120% due 04/14/2023		4,500	4,491
NextEra Energy Capital Holdings, Inc.
5.600% due 05/09/2023		4,500	4,473
5.900% due 04/17/2023		3,250	3,242
Quanta Services, Inc.
5.850% due 04/06/2023		2,500	2,498
6.050% due 04/18/2023		4,000	3,989
Sempra Energy 5.850% due 04/24/2023		2,150	2,142
Southern California Edison Co.
5.400% due 04/10/2023		1,200	1,198
5.850% due 04/24/2023		2,500	2,491
Tyson Foods, Inc. 5.500% due 04/12/2023		750	749
Walgreens Boots
5.800% due 05/03/2023 (a)		4,000	3,980
5.900% due 04/24/2023		3,000	2,989

			78,378

REPURCHASE AGREEMENTS (f) 16.5%			251,909

SHORT-TERM NOTES 2.1%
Federal Home Loan Bank 4.860% due 05/04/2023 •(d)		31,800	31,800

ISRAEL TREASURY BILLS 1.0%
0.811% due 04/05/2023 - 05/03/2023 (b)(c)	ILS	52,640	14,611

JAPAN TREASURY BILLS 6.3%
(0.168)% due 04/24/2023 - 05/29/2023 (b)(c)	JPY	12,870,000	96,943

U.S. TREASURY BILLS 0.1%
4.663% due 04/06/2023 - 04/25/2023 (b)(c)(j)		$1,499	1,497

Total Short-Term Instruments (Cost $477,524)			475,138

Total Investments in Securities (Cost $1,781,417)			1,742,757

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		5,629,189	54,029
PIMCO Short-Term Floating NAV Portfolio III		14,007	136

Total Short-Term Instruments (Cost $54,970)			54,165

Total Investments in Affiliates (Cost $54,970)			54,165

Total Investments 117.5% (Cost $1,836,387)			$1,796,922
Financial Derivative Instruments (g)(i) (0.0)%(Cost or Premiums, net $(1,899))			(125)
Other Assets and Liabilities, net (17.5)%			(267,892)

Net Assets 100.0%			$1,528,905

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				5.330%	01/25/2026	01/18/2022		$4,800	$4,707	0.31%
Wells Fargo & Co.				2.509	10/27/2023	10/20/2020		4,756	4,515	0.29

								$9,556	$9,222	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$115,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032			$(118,188)	$115,900	$115,900
	4.860	03/31/2023	04/03/2023	17,200	U.S. Treasury Notes 0.500% due 08/31/2027			(17,626)	17,200	17,207
	4.890	03/31/2023	04/03/2023	115,500	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2024			(117,870)	115,500	115,547
FICC	2.200	03/31/2023	04/03/2023	3,209	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			(3,273)	3,209	3,209
JPS	4.960	03/31/2023	04/03/2023	100	U.S. Treasury Notes 2.625% due 04/15/2025			(102)	100	100

Total Repurchase Agreements								$(257,059)	$251,909	$251,963

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.8)%
Uniform Mortgage-Backed Security, TBA						3.000%	02/01/2052	$63,100	$(56,588)	$(56,681)
Uniform Mortgage-Backed Security, TBA						3.500	05/01/2053	34,500	(31,867)	(32,081)

Total Short Sales (5.8)%									$(88,455)	$(88,762)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(8,793) at a weighted average interest rate of 2.855%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures					$112.000	04/21/2023	37	$37	$(20)	$(4)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures					112.500	04/21/2023	17	17	(7)	(2)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures					118.000	04/21/2023	17	17	(11)	(3)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures					119.000	04/21/2023	37	37	(34)	(5)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	424	1,060	(627)	(1,419)

Total Written Options	$(699)	$(1,433)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2023	37	$8,828	$(98)	$2	$0
U.S. Treasury 2-Year Note June Futures	06/2023	4,189	864,832	9,420	589	0
U.S. Treasury 5-Year Note June Futures	06/2023	129	14,127	276	29	0

$9,598	$620	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	26	$(3,830)	$(113)	$19	$(18)
Japan Government 10-Year Bond June Futures	06/2023	21	(23,427)	(434)	79	0
U.S. Treasury 10-Year Note June Futures	06/2023	1,218	(139,975)	(3,764)	0	(419)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	211	(25,561)	(848)	0	(115)

$(5,159)	$98	$(552)

Total Futures Contracts	$4,439	$718	$(552)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.735%	$4,900	$223	$49	$272	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$2,970	$(61)	$(14)	$(75)	$0	$(16)
CDX.IG-39 5-Year Index	(1.000)	Quarterly	12/20/2027	13,400	(80)	(81)	(161)	0	(13)
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	153,600	(1,227)	(589)	(1,816)	0	(166)

$(1,368)	$(684)	$(2,052)	$0	$(195)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	9,570,000	$141	$(178)	$(37)	$0	$(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	1,640,000	201	(191)	10	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	4	128	132	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,790,000	96	610	706	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	$7,400	0	(9)	(9)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	4,700	0	(10)	(10)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	31,500	(120)	(1,780)	(1,900)	75	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	2,500	(5)	52	47	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,700	(20)	45	25	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	2,000	(5)	38	33	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	12,230	1,262	41	1,303	0	(59)
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	301,000	(701)	(1,682)	(2,383)	0	(99)
Pay(6)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	135,800	(27)	(504)	(531)	0	(53)
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	160,500	10	(3,463)	(3,453)	0	(251)

$836	$(6,903)	$(6,067)	$113	$(499)

Total Swap Agreements	$(309)	$(7,538)	$(7,847)	$113	$(695)

(h)	Securities with an aggregate market value of $1,290 and cash of $22,629 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2023	$1,047	AUD	1,575	$6	$0
05/2023	AUD	1,575	$1,048	0	(6)
05/2023	NZD	864	530	0	(11)
BOA	04/2023	CNH	170	25	0	0
04/2023	$5,615	PEN	21,171	9	0
05/2023	EUR	1,266	$1,359	1	(19)
05/2023	PEN	21,171	5,605	0	(11)
05/2023	$5,221	PEN	20,025	87	0
05/2023	ZAR	49	$3	0	0
BPS	05/2023	AUD	4,407	2,946	0	(3)
05/2023	EUR	25,499	27,370	0	(349)
05/2023	$11,942	JPY	1,564,027	0	(91)
BRC	05/2023	GBP	54,057	$65,316	0	(1,426)
05/2023	JPY	3,760,000	28,322	0	(227)
05/2023	$1,090	GBP	895	16	0
05/2023	1,251	ZAR	23,087	41	0
06/2023	28	MYR	126	0	0
CBK	04/2023	BRL	4,988	$962	0	(22)
04/2023	ILS	14,904	4,528	384	0
04/2023	PEN	21,171	5,293	0	(331)
04/2023	$4,060	AUD	6,135	41	0
04/2023	982	BRL	4,988	2	0
05/2023	EUR	249	$268	0	(3)
05/2023	GBP	358	440	0	(2)
05/2023	ILS	22,448	6,710	464	0
05/2023	JPY	179,700	1,356	0	(6)
05/2023	$1,485	GBP	1,234	39	0
08/2023	272	PEN	1,064	8	0
DUB	04/2023	AUD	4,898	$3,300	26	0
04/2023	BRL	42,892	8,044	0	(418)
04/2023	$8,443	BRL	42,892	20	0
05/2023	1,032	NZD	1,667	11	0
05/2023	84	ZAR	1,568	4	0
06/2023	8,044	BRL	43,343	418	0
GLM	04/2023	BRL	47,538	$9,357	0	(22)
04/2023	$8,764	BRL	47,538	616	0
JPM	04/2023	ILS	14,902	$4,477	332	0
05/2023	$1,175	NZD	1,894	9	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

05/2023	2,067	ZAR	37,863	51	0
MBC	05/2023	CNH	24,643	$3,672	76	0
05/2023	EUR	355	379	0	(7)
05/2023	$1,644	ZAR	30,751	77	0
MYI	04/2023	AUD	2,999	$2,017	12	0
05/2023	$272	ZAR	4,978	7	0
RBC	05/2023	JPY	98,200	$733	0	(11)
05/2023	MXN	1,655	87	0	(4)
RYL	05/2023	NZD	1,530	947	0	(10)
SCX	04/2023	ZAR	111,641	6,069	0	(196)
05/2023	NZD	804	509	7	0
TOR	04/2023	CAD	6,174	4,551	0	(17)
04/2023	$766	AUD	1,154	5	0
04/2023	1,562	CAD	2,117	4	0
05/2023	AUD	1,154	$767	0	(5)
05/2023	CAD	2,116	1,562	0	(4)
UAG	04/2023	AUD	5,374	3,650	57	0
04/2023	JPY	9,110,000	71,609	2,800	0
04/2023	$2,987	CAD	4,061	18	0
04/2023	213	ZAR	3,728	0	(4)
05/2023	CAD	4,059	$2,987	0	(18)
05/2023	$3,436	CNH	23,809	38	0

Total Forward Foreign Currency Contracts	$5,686	$(3,223)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	18,800	$150	$125
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	17,600	132	117
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	16,000	122	107

Total Purchased Options	$404	$349

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	18,800	$(94)	$(72)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	18,800	(57)	(35)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	10,300	(81)	(37)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	10,300	(81)	(103)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	17,600	(83)	(69)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	17,600	(49)	(35)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	7,800	(61)	(28)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	7,800	(61)	(78)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	16,000	(77)	(62)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	16,000	(45)	(32)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,600	(54)	(15)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,600	(54)	(101)

$(797)	$(667)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	$97.469	04/06/2023	2,300	$(15)	$(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	97.891	04/06/2023	2,100	(9)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	99.469	04/06/2023	2,300	(11)	(1)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	99.891	04/06/2023	2,100	(8)	0
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2053	98.859	04/06/2023	1,800	(8)	(17)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	95.594	04/06/2023	1,500	(12)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	97.313	04/06/2023	1,300	(8)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	99.313	04/06/2023	1,300	(7)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	95.625	04/06/2023	700	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	98.359	04/06/2023	1,600	(7)	(9)

$(91)	$(47)

Total Written Options	$(888)	$(714)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	2.348%	$800	$(38)	$(2)	$0	$(40)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	200	(18)	5	0	(13)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.165	2,400	(117)	24	0	(93)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	900	(32)	(13)	0	(45)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	1,400	(50)	(20)	0	(70)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	1,700	(152)	39	0	(113)

Total Swap Agreements	$(407)	$33	$0	$(374)

(j)

Securities with an aggregate market value of $2,747 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,190	$8,190
Corporate Bonds & Notes
Banking & Finance	0	221,700	0	221,700
Industrials	0	73,667	0	73,667
Utilities	0	23,299	0	23,299
U.S. Government Agencies	0	393,893	0	393,893
U.S. Treasury Obligations	0	85,217	0	85,217
Non-Agency Mortgage-Backed Securities	0	143,469	0	143,469
Asset-Backed Securities	0	318,177	0	318,177
Sovereign Issues	0	7	0	7
Short-Term Instruments
Commercial Paper	0	78,378	0	78,378
Repurchase Agreements	0	251,909	0	251,909
Short-Term Notes	0	31,800	0	31,800
Israel Treasury Bills	0	14,611	0	14,611

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2023 (Unaudited)

Japan Treasury Bills	0	96,943	0	96,943
U.S. Treasury Bills	0	1,497	0	1,497

	$0	$1,734,567	$8,190	$1,742,757
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,165	$0	$0	$54,165

Total Investments	$54,165	$1,734,567	$8,190	$1,796,922

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,762)	$0	$(88,762)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	98	733	0	831
Over the counter	0	6,035	0	6,035

	$98	$6,768	$0	$6,866
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(2,662)	0	(2,680)
Over the counter	0	(4,311)	0	(4,311)

	$(18)	$(6,973)	$0	$(6,991)

Total Financial Derivative Instruments	$80	$(205)	$0	$(125)

Totals	$54,245	$1,645,600	$8,190	$1,708,035

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$53,378	$585	$0	$0	$66	$54,029	$585	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$134	$2	$0	$0	$0	$136	$2	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 6.642% due 06/22/2026		$77	$77

Total Loan Participations and Assignments (Cost $77)			77

CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.9%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		120	102
Credit Suisse Group AG
3.288% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	101
6.373% due 07/15/2026 •		$300	291
7.750% due 03/01/2029 •	EUR	100	119
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(d)(e)		600	589
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023		$400	398
NatWest Group PLC
4.519% due 06/25/2024 •		1,400	1,393
6.684% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,098
UniCredit SpA 7.830% due 12/04/2023		8,450	8,528

			13,619

INDUSTRIALS 0.0%
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	199
VMware, Inc. 3.900% due 08/21/2027		190	182

			381

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		100	97
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	98

			195

Total Corporate Bonds & Notes (Cost $14,323)			14,195

U.S. GOVERNMENT AGENCIES 5.7%
Fannie Mae
3.038% due 10/01/2035 •		12	12
3.777% due 05/25/2035 ~		72	73
3.993% due 07/01/2044 - 09/01/2044 •		10	10
4.995% due 08/25/2034 ~		3	3
5.071% due 12/25/2036 •		11	11
5.195% due 07/25/2037 - 05/25/2042 •		25	25
5.285% due 05/25/2036 •		5	5
Freddie Mac
2.920% due 01/25/2026		100	97
3.806% due 07/15/2044 •		948	927
4.126% due 12/01/2035 •		18	18
4.338% due 10/25/2044 - 02/25/2045 •		1,108	1,048
4.350% due 01/01/2034 •		13	13
5.034% due 01/15/2047 •		794	767
5.105% due 08/25/2031 •		15	15
5.134% due 09/15/2042 •		1,430	1,394
Ginnie Mae
1.968% due 04/20/2067 •		1,429	1,428
3.858% due 08/20/2068 •		1,763	1,717
5.459% due 10/20/2072 •		2,217	2,207
U.S. Small Business Administration 6.020% due 08/01/2028		89	88
Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2053 - 05/01/2053		42,700	40,859
4.500% due 05/01/2053		19,500	19,112

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

6.500% due 04/01/2053	20,600	21,242

Total U.S. Government Agencies (Cost $90,817)		91,071

U.S. TREASURY OBLIGATIONS 74.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2024	29,507	28,823
0.125% due 04/15/2025	10,090	9,777
0.125% due 10/15/2025 (i)(k)	41,862	40,564
0.125% due 04/15/2026	19,055	18,290
0.125% due 07/15/2026	36,426	35,097
0.125% due 10/15/2026 (g)	40,954	39,336
0.125% due 04/15/2027	8,690	8,280
0.125% due 01/15/2030	40,054	37,350
0.125% due 07/15/2030 (g)	46,566	43,355
0.125% due 01/15/2031	14,909	13,788
0.125% due 07/15/2031	12,080	11,133
0.125% due 01/15/2032	11,442	10,460
0.125% due 02/15/2051	18,906	13,117
0.125% due 02/15/2052 (k)	6,449	4,486
0.250% due 01/15/2025	14,402	14,055
0.250% due 07/15/2029	8,396	7,959
0.250% due 02/15/2050	11,604	8,431
0.375% due 07/15/2023 (k)	46	46
0.375% due 07/15/2025 (g)	42,185	41,271
0.375% due 01/15/2027 (i)(k)	8,299	8,001
0.375% due 07/15/2027	8,881	8,582
0.500% due 04/15/2024 (i)	47	47
0.500% due 01/15/2028 (g)	77,854	75,167
0.625% due 01/15/2024 (i)	11,926	11,826
0.625% due 01/15/2026	27,322	26,718
0.625% due 07/15/2032 (g)	68,589	65,568
0.625% due 02/15/2043 (k)	8,616	7,283
0.750% due 07/15/2028 (g)	39,564	38,813
0.750% due 02/15/2042 (g)	45,223	39,543
0.750% due 02/15/2045 (g)	59,268	50,549
0.875% due 01/15/2029 (g)	63,281	62,201
0.875% due 02/15/2047	24,674	21,392
1.000% due 02/15/2046	28,770	25,765
1.000% due 02/15/2048	6,585	5,874
1.375% due 02/15/2044 (g)	57,185	55,463
1.625% due 10/15/2027	14,445	14,732
1.750% due 01/15/2028 (g)	50,729	51,924
2.000% due 01/15/2026	26,495	26,884
2.125% due 02/15/2040	10,134	11,201
2.125% due 02/15/2041	8,950	9,891
2.375% due 01/15/2025 (g)	50,020	50,632
2.375% due 01/15/2027 (k)	460	477
2.500% due 01/15/2029	24,777	26,541
3.375% due 04/15/2032 (k)	2,539	3,005
3.625% due 04/15/2028 (g)	46,884	52,358
3.875% due 04/15/2029 (g)	51,125	58,925

Total U.S. Treasury Obligations (Cost $1,315,734)		1,194,980

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust 4.004% due 05/25/2036 ^~	69	59
Alliance Bancorp Trust 5.325% due 07/25/2037 •	552	461
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	128	116
Banc of America Funding Trust
4.160% due 02/20/2036 ~	76	70
4.412% due 01/20/2047 ^~	72	65
Banc of America Mortgage Trust
3.311% due 06/25/2035 ~	14	12
3.903% due 02/25/2036 ^~	77	68
Bear Stearns Adjustable Rate Mortgage Trust
3.564% due 07/25/2036 ^~	104	89
3.957% due 01/25/2035 ~	67	59
4.147% due 03/25/2035 ~	114	103
4.594% due 02/25/2036 ^~	22	19
5.230% due 10/25/2035 •	121	112
Bear Stearns ALT-A Trust
3.964% due 09/25/2035 ^~	573	352
4.145% due 03/25/2036 ^~	238	181
Chase Mortgage Finance Trust 3.726% due 02/25/2037 ~	8	7
ChaseFlex Trust 6.000% due 02/25/2037 ^	286	113
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.125% due 01/25/2035 •	2	1
Citigroup Mortgage Loan Trust
3.440% due 09/25/2035 •	2	2
3.890% due 09/25/2037 ^~	218	187

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

3.950% due 05/25/2035 •		3	2
4.026% due 03/25/2037 ^~		947	807
5.500% due 08/25/2034		29	26
6.380% due 03/25/2036 ^•		125	112
Countrywide Alternative Loan Trust
4.138% due 12/25/2035 •		33	27
4.941% due 02/20/2047 ^•		214	160
5.205% due 05/25/2047 ~		56	46
5.225% due 09/25/2046 ^•		1,280	1,158
5.405% due 12/25/2035 •		16	14
6.000% due 03/25/2037 ^		2,592	1,054
6.000% due 04/25/2037		263	226
Countrywide Home Loan Mortgage Pass-Through Trust
3.445% due 05/20/2036 ^~		45	40
3.832% due 10/20/2035 ~		669	609
5.500% due 08/25/2035 ^		20	15
6.000% due 04/25/2036		247	137
6.000% due 03/25/2037 ^		803	411
Credit Suisse Mortgage Capital Certificates 5.494% due 10/26/2036 ~		100	86
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.945% due 10/25/2036 ^•		5	4
Eurosail PLC
5.221% due 06/13/2045 •	GBP	711	862
5.221% due 06/13/2045 ~		279	340
First Horizon Alternative Mortgage Securities Trust
4.863% due 06/25/2034 ~		$65	60
6.000% due 02/25/2037 ^		272	120
First Horizon Mortgage Pass-Through Trust 3.875% due 08/25/2035 ~		89	60
Great Hall Mortgages PLC
4.420% due 03/18/2039 •	GBP	30	37
4.440% due 06/18/2038 •		21	26
GreenPoint Mortgage Funding Trust
5.205% due 09/25/2046 •		$195	168
5.285% due 06/25/2045 •		96	87
5.385% due 11/25/2045 •		83	74
GSR Mortgage Loan Trust
3.651% due 07/25/2035 ~		54	49
3.817% due 12/25/2034 ~		69	60
4.052% due 09/25/2035 ~		58	54
4.367% due 01/25/2035 ~		31	28
HarborView Mortgage Loan Trust
4.951% due 09/19/2037 •		34	29
5.201% due 05/19/2035 •		26	23
5.321% due 02/19/2036 •		73	37
5.441% due 06/20/2035 •		40	35
IndyMac INDA Mortgage Loan Trust 3.700% due 11/25/2035 ^~		23	22
IndyMac INDX Mortgage Loan Trust
3.834% due 12/25/2034 ~		39	36
5.405% due 07/25/2035 ~		121	86
5.625% due 05/25/2034 •		7	6
JP Morgan Mortgage Trust
3.410% due 07/27/2037 ~		226	206
3.754% due 02/25/2035 ~		31	28
3.757% due 07/25/2035 ~		96	88
4.015% due 08/25/2035 ^~		47	38
4.029% due 09/25/2035 ~		12	10
4.183% due 07/25/2035 ~		19	18
4.207% due 08/25/2035 ~		52	47
MASTR Adjustable Rate Mortgages Trust 3.866% due 11/21/2034 ~		40	37
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.384% due 11/15/2031 •		30	28
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.124% due 12/15/2030 •		29	27
Merrill Lynch Mortgage Investors Trust 5.345% due 11/25/2035 •		31	29
Morgan Stanley Mortgage Loan Trust 5.008% due 06/25/2036 ~		99	94
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,710	3,463
Residential Accredit Loans, Inc. Trust
3.677% due 10/25/2037 ~		682	581
5.145% due 08/25/2035 •		38	29
Residential Asset Securitization Trust
5.245% due 05/25/2035 •		437	294
6.500% due 09/25/2036 ^		210	78
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		125	95
Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~	GBP	1,679	2,071
Sequoia Mortgage Trust
5.161% due 07/20/2036 •		$208	176
5.461% due 10/19/2026 ~		9	9

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.119% due 08/25/2035 ~		43	36
4.538% due 01/25/2035 ^•		49	40
5.193% due 02/25/2034 ~		33	31
Structured Asset Mortgage Investments Trust
5.225% due 06/25/2036 •		14	14
5.261% due 07/19/2035 •		231	207
5.265% due 04/25/2036 •		79	67
5.421% due 10/19/2034 ~		19	17
Thornburg Mortgage Securities Trust 5.465% due 06/25/2044 •		1,899	1,686
Towd Point Mortgage Funding 5.037% due 10/20/2051 •	GBP	2,802	3,459
Wachovia Mortgage Loan Trust LLC 1.759% due 01/25/2037 •		$1,130	432
WaMu Mortgage Pass-Through Certificates Trust
2.806% due 08/25/2035 ~		9	8
3.603% due 12/25/2046 •		29	25
3.768% due 12/25/2035 ~		45	40
3.868% due 01/25/2047 •		204	182
3.908% due 05/25/2047 ~		154	121
4.138% due 02/25/2046 •		46	40
4.186% due 07/25/2046 •		307	246
4.338% due 11/25/2042 •		5	5
4.638% due 11/25/2046 ~		41	35

Total Non-Agency Mortgage-Backed Securities (Cost $26,912)			23,446

ASSET-BACKED SECURITIES 9.6%
522 Funding CLO Ltd. 5.848% due 10/20/2031 •		1,200	1,180
ACAS CLO Ltd. 5.685% due 10/18/2028 •		1,380	1,365
ACE Securities Corp. Home Equity Loan Trust 5.245% due 03/25/2037 •		343	152
ALME Loan Funding Designated Activity Co. 3.038% due 04/15/2032 •	EUR	762	807
American Money Management Corp. CLO Ltd.
5.809% due 11/10/2030 •		$796	787
5.848% due 04/25/2031 •		700	693
Anchorage Capital CLO Ltd.
5.842% due 07/15/2030 •		1,191	1,179
5.955% due 07/22/2032 •		1,100	1,078
Apidos CLO
5.695% due 07/18/2029 •		2,400	2,379
5.722% due 07/17/2030 •		1,100	1,087
Arbor Realty Commercial Real Estate Notes Ltd. 6.008% due 01/15/2037 •		4,700	4,637
Ares CLO Ltd.
5.662% due 01/15/2029 •		229	227
5.842% due 01/15/2032 •		700	690
Ares European CLO DAC
2.898% due 04/15/2030 •	EUR	1,181	1,257
3.068% due 10/15/2031 •		300	318
Argent Securities Trust
5.165% due 05/25/2036 •		$114	28
5.325% due 05/25/2035 •		460	411
Atlas Senior Loan Fund Ltd.
5.882% due 01/15/2031 •		491	486
5.942% due 01/16/2030 •		1,059	1,053
Barings CLO Ltd. 5.878% due 01/20/2032 •		2,100	2,073
Bastille Euro CLO DAC 3.438% due 01/15/2034 ~	EUR	500	528
BDS Ltd. 6.556% due 03/19/2039 •		$1,600	1,568
Benefit Street Partners CLO Ltd. 5.742% due 10/15/2030 •		791	783
Birch Grove CLO Ltd. 5.996% due 06/15/2031 •		800	786
Black Diamond CLO DAC
3.634% due 05/15/2032 ~	EUR	400	424
3.702% due 10/03/2029 •		12	13
5.804% due 10/03/2029 •		$8	8
Blackrock European CLO DAC 3.857% due 12/15/2032 ~	EUR	700	738
BlueMountain Fuji EUR CLO III DAC 3.008% due 01/15/2031 •		300	317
Cairn CLO DAC 3.068% due 10/15/2031 •		300	318
Capital Four USCLO Ltd. 5.814% due 10/20/2030 •		$1,000	999
Carlyle Euro CLO DAC 3.284% due 08/15/2030 ~	EUR	582	618
Carlyle Global Market Strategies CLO Ltd.
5.819% due 08/14/2030 •		$1,728	1,710

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.895% due 04/22/2032 •		300	295
Carlyle Global Market Strategies Euro CLO DAC 3.404% due 11/15/2031 •	EUR	700	740
Carlyle US CLO Ltd.
5.808% due 04/20/2031 •		$2,500	2,461
5.972% due 01/15/2030 •		500	497
Carrington Mortgage Loan Trust 6.058% due 07/20/2030 •		588	584
Catamaran CLO Ltd. 5.915% due 04/22/2030 •		1,424	1,408
Cedar Funding CLO Ltd. 5.892% due 07/17/2031 •		600	592
CIFC European Funding CLO DAC 3.338% due 01/15/2034 •	EUR	1,000	1,051
CIFC Funding Ltd.
5.766% due 10/24/2030 •		$2,809	2,776
5.795% due 04/18/2031 •		500	492
5.825% due 04/23/2029 •		422	419
CIT Mortgage Loan Trust
6.195% due 10/25/2037 •		67	67
6.345% due 10/25/2037 •		3,400	3,261
Citigroup Mortgage Loan Trust 4.925% due 01/25/2037 •		82	59
Contego CLO DAC 3.033% due 01/23/2030 •	EUR	798	845
Countrywide Asset-Backed Certificates 5.345% due 03/25/2037 •		$1,168	1,089
Countrywide Asset-Backed Certificates Trust
5.035% due 11/25/2037 •		2,567	2,340
5.585% due 08/25/2047 •		124	118
CQS U.S. CLO Ltd. 7.289% due 07/20/2031 •		1,984	1,981
Credit-Based Asset Servicing & Securitization LLC
3.948% due 06/25/2035 ~		386	367
4.837% due 07/25/2037 ~		663	438
Credit-Based Asset Servicing & Securitization Trust 4.965% due 11/25/2036 •		49	23
Crestline Denali CLO Ltd.
5.838% due 04/20/2030 •		686	678
5.955% due 10/23/2031 •		499	490
Dryden CLO Ltd.
5.765% due 04/18/2031 •		600	592
5.842% due 07/15/2031 •		1,700	1,679
Dryden Euro CLO DAC
3.168% due 04/15/2034 •	EUR	2,194	2,279
3.514% due 05/15/2034 •		300	318
Ellington Loan Acquisition Trust 5.945% due 05/25/2037 •		$301	287
Fidelity Grand Harbour CLO DAC 3.246% due 03/15/2032 •	EUR	700	740
First Franklin Mortgage Loan Trust 5.550% due 11/25/2036 •		$2,154	2,049
Fremont Home Loan Trust 4.980% due 10/25/2036 •		665	554
Gallatin CLO Ltd. 5.169% due 07/15/2031 •		500	490
GoldenTree Loan Management U.S. CLO Ltd. 5.718% due 11/20/2030 •		500	495
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		243	140
GSAMP Trust
4.915% due 12/25/2036 ~		64	31
5.580% due 09/25/2035 ^•		33	32
5.820% due 03/25/2035 ^•		36	32
Halseypoint CLO Ltd. 6.252% due 11/30/2032 •		600	594
Harvest CLO DAC
3.018% due 10/15/2030 •	EUR	891	949
3.048% due 07/15/2031 •		1,400	1,477
Home Equity Asset Trust 4.424% due 02/25/2036 •		$1,558	1,492
HSI Asset Securitization Corp. Trust 4.945% due 10/25/2036 •		4	2
IndyMac INDB Mortgage Loan Trust 4.985% due 07/25/2036 •		552	169
JP Morgan Mortgage Acquisition Trust 5.055% due 10/25/2036 ~		26	25
Jubilee CLO DAC 3.757% due 12/15/2029 •	EUR	1,096	1,168
KKR CLO Ltd. 5.742% due 07/15/2030 •		$956	945
Laurelin DAC 3.062% due 10/20/2031 •	EUR	500	531
LCM LP
5.668% due 07/19/2027 •		$2,850	2,822
5.808% due 07/20/2030 •		276	273

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

LCM Ltd. 5.739% due 07/20/2030 •		955	941
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		869	623
Lehman XS Trust
4.907% due 06/25/2036 þ		503	479
5.165% due 05/25/2036 •		643	538
7.145% due 12/25/2037 •		1,744	1,707
LoanCore Issuer Ltd. 6.108% due 01/17/2037 •		1,800	1,745
Long Beach Mortgage Loan Trust 5.085% due 08/25/2036 •		965	406
Madison Park Funding Ltd.
5.542% due 04/15/2029 •		477	470
5.645% due 04/22/2027 •		1,709	1,701
Magnetite Ltd.
5.744% due 11/15/2028 •		1,460	1,446
5.772% due 04/15/2031 •		395	390
Man GLG Euro CLO DAC
3.158% due 01/15/2030 •	EUR	396	423
3.354% due 05/15/2031 •		799	849
Marathon Static CLO Ltd. 6.859% due 07/20/2030 •		$1,258	1,260
MASTR Asset-Backed Securities Trust 5.595% due 10/25/2035 ^•		49	44
Merrill Lynch Mortgage Investors Trust
5.005% due 09/25/2037 •		13	3
5.085% due 02/25/2037 •		253	75
MF1 LLC 6.906% due 06/19/2037 •		1,600	1,585
MF1 Ltd. 5.809% due 07/16/2036 •		500	489
MidOcean Credit CLO
5.832% due 01/29/2030 •		628	623
5.965% due 02/20/2031 ~		1,000	983
Morgan Stanley ABS Capital, Inc. Trust 5.065% due 10/25/2036 •		1,625	725
Morgan Stanley IXIS Real Estate Capital Trust 4.895% due 11/25/2036 •		8	3
New Century Home Equity Loan Trust
5.005% due 08/25/2036 •		1,272	1,213
5.610% due 02/25/2035 •		76	71
NovaStar Mortgage Funding Trust 5.550% due 01/25/2036 •		614	610
Oak Hill European Credit Partners DAC 3.082% due 10/20/2031 •	EUR	1,700	1,803
Oaktree CLO Ltd. 5.925% due 04/22/2030 •		$600	587
OCP Euro CLO DAC 3.108% due 01/15/2032 •	EUR	790	842
Octagon Investment Partners Ltd.
5.752% due 04/16/2031 •		$1,200	1,188
5.869% due 02/14/2031 ~		800	785
OSD CLO Ltd. 5.662% due 04/17/2031 •		2,068	2,034
OZLM Ltd.
5.772% due 10/17/2029 ~		811	800
5.908% due 10/20/2031 •		300	296
5.968% due 07/20/2032 •		600	591
6.052% due 10/30/2030 •		369	366
Palmer Square CLO Ltd. 5.892% due 07/16/2031 •		800	791
Palmer Square European Loan Funding 3.993% due 04/12/2032 •	EUR	4,700	5,098
Palmer Square European Loan Funding DAC 3.338% due 10/15/2031 •		1,241	1,317
Palmer Square Loan Funding Ltd.
5.592% due 10/15/2029 •		$2,584	2,552
5.608% due 07/20/2029 •		1,788	1,766
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.580% due 09/25/2035 ~		455	432
5.895% due 10/25/2034 •		2,342	2,287
Rad CLO Ltd. 5.936% due 07/24/2032 •		4,200	4,120
Regatta Funding Ltd. 6.042% due 10/17/2030 •		752	747
Renaissance Home Equity Loan Trust 5.605% due 12/25/2032 •		48	43
Residential Asset Securities Corp. Trust
5.125% due 09/25/2036 •		1,217	1,178
5.305% due 06/25/2036 ~		2,081	1,981
Romark CLO Ltd. 5.845% due 10/23/2030 •		800	792
Saranac CLO Ltd.
6.145% due 11/20/2029 ~		339	337
6.294% due 08/13/2031 •		1,400	1,386

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Saxon Asset Securities Trust 5.155% due 09/25/2037 •		446	419
Securitized Asset-Backed Receivables LLC Trust
4.965% due 12/25/2036 ^•		264	61
5.145% due 07/25/2036 •		191	79
5.165% due 07/25/2036 •		2,702	949
Segovia European CLO DAC 3.222% due 07/20/2032 •	EUR	600	636
SLM Student Loan Trust
5.368% due 10/25/2064 •		$1,871	1,829
6.318% due 04/25/2023 •		1,381	1,377
Sound Point CLO Ltd.
5.715% due 01/23/2029 •		282	280
5.788% due 10/20/2030 •		500	493
5.805% due 01/23/2029 •		1,082	1,080
5.945% due 04/18/2031 •		400	393
6.018% due 07/20/2032 •		1,200	1,178
Soundview Home Loan Trust
4.965% due 11/25/2036 •		39	11
5.025% due 07/25/2037 •		744	628
5.045% due 06/25/2037 •		1,413	1,007
St Paul's CLO DAC 3.279% due 04/25/2030 •	EUR	598	638
Stratus CLO Ltd.
5.708% due 12/28/2029 •		$427	422
5.758% due 12/29/2029 •		860	851
Structured Asset Securities Corp. Mortgage Loan Trust 6.162% due 04/25/2035 •		81	78
TCW CLO Ltd. 5.788% due 04/25/2031 •		1,100	1,084
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •		1,600	1,568
Toro European CLO DAC
3.028% due 10/15/2030 •	EUR	799	845
3.028% due 10/15/2030 ~		599	633
TPG Real Estate Finance Issuer Ltd. 6.208% due 02/15/2039 ~		$1,500	1,476
Tralee CLO Ltd. 6.138% due 04/25/2034 •		1,400	1,374
Venture CLO Ltd.
5.672% due 04/15/2027 •		578	575
5.708% due 10/20/2028 •		595	587
5.798% due 07/20/2030 •		298	294
5.983% due 08/28/2029 •		1,120	1,106
Vibrant CLO Ltd.
5.848% due 09/15/2030 •		463	456
5.928% due 07/20/2032 •		1,200	1,169
Voya CLO Ltd.
5.695% due 01/18/2029 •		1,294	1,284
5.742% due 04/17/2030 •		262	259
5.852% due 04/15/2031 •		500	492
Wellfleet CLO Ltd. 5.698% due 07/20/2029 •		418	413

Total Asset-Backed Securities (Cost $156,527)			153,478

SOVEREIGN ISSUES 8.9%
Australia Government International Bond 3.000% due 09/20/2025	AUD	12,562	8,940
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	6,590	5,432
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	14,381	15,708
0.100% due 07/25/2031 (c)		2,401	2,591
0.100% due 07/25/2038 (c)		5,388	5,488
0.250% due 07/25/2024 (c)		8,638	9,505
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		5,795	5,793
1.400% due 05/26/2025 (c)		45,675	49,227
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	295,103	2,308
0.100% due 03/10/2028 (c)		1,514,170	11,797
0.100% due 03/10/2029 (c)		1,899,883	14,931
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,804
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	6,021	3,794
3.000% due 09/20/2030		5,230	3,511

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Qatar Government International Bond 3.875% due 04/23/2023	$700	700

Total Sovereign Issues (Cost $154,999)		142,529

	SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)	1,220,000	1,100

Total Preferred Securities (Cost $1,220)		1,100

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.2%
REPURCHASE AGREEMENTS (f) 28.2%		451,047

U.S. TREASURY BILLS 0.0%
4.615% due 04/06/2023 (a)(b)	93	93

Total Short-Term Instruments (Cost $451,140)		451,140

Total Investments in Securities (Cost $2,211,749)		2,072,016

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	4,356,053	42,350

Total Short-Term Instruments (Cost $42,353)		42,350

Total Investments in Affiliates (Cost $42,353)		42,350

Total Investments 132.3% (Cost $2,254,102)		$2,114,366
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $(1,090))		798
Other Assets and Liabilities, net (32.4)%		(517,316)

Net Assets 100.0%		$1,597,848

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.840%	04/03/2023	04/04/2023	$450,000	U.S. Treasury Note/Bond 1.750% due 01/31/2029	$(158,836)	$450,000	$450,000
U.S. Treasury Notes 0.875% - 1.750% due 01/31/2029 - 11/15/2030	(300,505)
FICC	2.200	03/31/2023	04/03/2023	1,047	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(1,068)	1,047	1,047

Total Repurchase Agreements	$(460,409)	$451,047	$451,047

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BPG	4.960%	04/03/2023	04/04/2023	$(726,279)	$(726,279)

Total Sale-Buyback Transactions	$(726,279)

(g)	Securities with an aggregate market value of $725,104 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(55,273) at a weighted average interest rate of 4.453%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(100) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	$112.000	04/21/2023	38	$38	$(20)	$(4)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	22	22	(9)	(3)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	22	22	(14)	(5)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	38	38	(35)	(5)

Total Written Options	$(78)	$(17)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2023	248	$36,535	$614	$167	$(175)
U.S. Treasury 5-Year Note June Futures	06/2023	1,095	119,911	2,462	248	0
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	576	69,777	60	274	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	42	5,927	271	56	0

$3,407	$745	$(175)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2023	14	$(1,018)	$(14)	$2	$(1)
Australia Government 10-Year Bond June Futures	06/2023	46	(3,779)	(123)	22	(18)
Euro-Bobl June Futures	06/2023	112	(14,318)	(325)	58	(37)
Euro-BTP Italy Government Bond June Futures	06/2023	245	(27,997)	(306)	77	(40)
Euro-BTP June Futures	06/2023	375	(46,911)	(1,666)	256	(321)
Euro-Buxl 30-Year Bond June Futures	06/2023	14	(2,139)	(132)	10	(17)
Euro-Oat June Futures	06/2023	98	(13,841)	(442)	65	(70)
Euro-Schatz June Futures	06/2023	3,447	(395,117)	(3,387)	823	(168)
Japan Government 10-Year Bond June Futures	06/2023	143	(159,527)	(2,503)	539	0
U.S. Treasury 2-Year Note June Futures	06/2023	2	(413)	(1)	0	0
U.S. Treasury 10-Year Note June Futures	06/2023	1,633	(187,667)	(5,341)	0	(561)
U.S. Treasury Long-Term Bond June Futures	06/2023	495	(64,922)	(2,696)	0	(495)

$(16,936)	$1,852	$(1,728)

Total Futures Contracts	$(13,529)	$2,597	$(1,903)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.267%	$800	$(45)	$49	$4	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	400,000	$(7)	$12	$5	$2	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	5	3	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	$49,900	(386)	645	259	282	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	22,300	462	(581)	(119)	0	(280)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	58,000	0	(1,833)	(1,833)	0	(37)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	349	385	31	0
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/15/2028	$13,300	0	910	910	0	(43)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	7,200	0	491	491	0	(23)
Pay(6)	3-Month USD-LIBOR	1.975	Semi-Annual	11/15/2053	2,800	0	(626)	(626)	30	0
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	1,500	0	(359)	(359)	16	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	200	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	2,600	(13)	(250)	(263)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	6,000	(33)	(590)	(623)	0	(17)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	2,900	(22)	(283)	(305)	0	(9)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	5,700	(21)	(476)	(497)	0	(18)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	2,500	(9)	(209)	(218)	0	(8)
Pay(6)	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	18,600	0	(131)	(131)	0	(9)
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/04/2032	33,000	(334)	(8,773)	(9,107)	4	0
Pay	6-Month EUR-EURIBOR	0.000	Annual	11/08/2032	29,800	(606)	(7,628)	(8,234)	2	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	3,000	(67)	(55)	(122)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	9,300	(65)	107	42	4	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	5,400	334	2,468	2,802	0	(6)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	5,600	3	2,897	2,900	0	(6)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	9,900	616	4,508	5,124	0	(11)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	5,900	92	(122)	(30)	0	(6)
Pay	CPTFEMU	3.520	Maturity	09/15/2024	2,400	(6)	(29)	(35)	0	(1)
Receive	CPTFEMU	3.000	Maturity	05/15/2027	1,900	1	65	66	5	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027	1,200	0	33	33	3	0
Receive	CPTFEMU	0.000	Maturity	03/15/2028	2,100	0	29	29	6	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030	2,500	0	115	115	9	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	19,800	(142)	(4,292)	(4,434)	0	(69)
Receive	CPTFEMU	2.600	Maturity	05/15/2032	5,300	27	218	245	25	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032	2,200	0	73	73	10	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032	5,200	(30)	119	89	23	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032	2,800	0	119	119	11	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037	3,740	4	(239)	(235)	0	(21)
Pay	CPTFEMU	2.580	Maturity	03/15/2052	800	1	(85)	(84)	0	(9)
Pay	CPTFEMU	2.590	Maturity	03/15/2052	1,300	(34)	(98)	(132)	0	(14)
Pay	CPTFEMU	2.550	Maturity	04/15/2052	200	0	(20)	(20)	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052	550	0	(76)	(76)	0	(6)
Pay	CPTFEMU	2.590	Maturity	12/15/2052	2,000	0	(64)	(64)	0	(22)
Receive	CPURNSA	2.263	Maturity	04/27/2023	$14,090	(2)	1,261	1,259	0	0
Receive	CPURNSA	2.263	Maturity	05/09/2023	3,250	0	293	293	0	0
Receive	CPURNSA	2.281	Maturity	05/10/2023	4,970	0	444	444	0	(1)
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	273	273	0	(1)
Receive	CPURNSA	2.419	Maturity	03/05/2026	10,200	0	978	978	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	7,700	0	579	579	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	241	241	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	5,980	0	464	464	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	400	0	31	31	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	7,000	0	1,053	1,053	1	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	7,100	0	1,022	1,022	1	0
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,700	(2)	(333)	(335)	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	800	0	54	54	0	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	1,900	0	113	113	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	18,000	0	(2,179)	(2,179)	0	(8)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,450	0	(904)	(904)	0	(4)
Pay	CPURNSA	1.998	Maturity	07/25/2029	20,100	0	(2,690)	(2,690)	0	(4)
Pay	CPURNSA	1.760	Maturity	11/04/2029	12,300	(11)	(1,949)	(1,960)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031	21,800	0	2,494	2,494	0	(6)

						$(217)	$(12,419)	$(12,636)	$472	$(650)

Total Swap Agreements						$(262)	$(12,370)	$(12,632)	$472	$(650)

(i)	Securities with an aggregate market value of $12,878 and cash of $7,778 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)	Unsettled variation margin asset of $6 and liability of $(10) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2023	$1,868	AUD	2,811	$11	$0
04/2023	164	NZD	263	1	0
05/2023	AUD	2,811	$1,870	0	(11)
05/2023	NZD	263	164	0	(1)
BOA	04/2023	11,067	6,875	0	(46)
04/2023	$2,547	NZD	4,097	14	0
05/2023	NZD	4,097	$2,547	0	(14)
BPS	04/2023	EUR	2,189	2,337	0	(37)
04/2023	$1,602	EUR	1,472	0	(5)
05/2023	AUD	4,653	$3,110	0	(3)
05/2023	$955	EUR	877	0	(2)
BSH	04/2023	73	PEN	276	1	0
CBK	04/2023	1,616	EUR	1,518	30	0
04/2023	122	PEN	471	3	0
06/2023	48	187	1	0
DUB	04/2023	AUD	4,700	$3,167	25	0
04/2023	$1,267	AUD	1,905	7	0
04/2023	124,415	EUR	114,965	264	0
04/2023	25,072	JPY	3,286,461	0	(320)
05/2023	AUD	1,905	$1,268	0	(7)
05/2023	EUR	114,965	124,615	0	(260)
05/2023	JPY	3,273,236	25,072	320	0
MBC	04/2023	EUR	7,286	7,792	0	(110)
04/2023	JPY	360,600	2,697	0	(19)
04/2023	$1,562	EUR	1,439	0	(2)
MYI	04/2023	AUD	2,879	$1,935	11	0
04/2023	JPY	361,301	2,655	0	(66)
NGF	04/2023	2,560,799	19,036	0	(251)
RBC	04/2023	$7,590	GBP	6,159	8	0
05/2023	GBP	6,159	$7,594	0	(8)
05/2023	MXN	43,136	2,279	0	(96)
06/2023	$13	MXN	249	0	0
SCX	04/2023	442	NZD	709	1	0
05/2023	NZD	709	$442	0	(1)
05/2023	$1,566	EUR	1,439	0	(3)
TOR	04/2023	CAD	7,368	$5,432	0	(21)
04/2023	GBP	6,159	7,408	0	(190)
04/2023	$1,368	AUD	2,060	9	0
04/2023	1,864	CAD	2,526	5	0
04/2023	3,633	NZD	5,869	38	0
05/2023	AUD	2,060	$1,369	0	(9)
05/2023	CAD	2,525	1,864	0	(5)
05/2023	NZD	5,869	3,633	0	(38)
UAG	04/2023	AUD	5,158	3,503	55	0
04/2023	EUR	108,480	115,176	0	(2,471)
04/2023	$870	AUD	1,309	4	0
04/2023	3,564	CAD	4,846	22	0
05/2023	AUD	1,309	$871	0	(4)
05/2023	CAD	4,844	3,564	0	(21)

Total Forward Foreign Currency Contracts	$830	$(4,021)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	5,300	$329	$961
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	04/26/2023	18,000	192	3
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	31,100	373	30
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	05/31/2023	19,700	236	19
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	10,900	685	1,886

Total Purchased Options	$1,815	$2,899

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(482)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	31,900	(232)	0

$(623)	$(482)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340%	11/17/2023	26,200	$(330)	$(1,322)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	04/26/2023	9,900	(195)	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	4,000	(47)	(6)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	4,000	(55)	(47)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	17,100	(373)	(26)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	53,300	(704)	(2,779)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	05/31/2023	10,900	(238)	(16)

$(1,942)	$(4,198)

Total Written Options	$(2,565)	$(4,680)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.770% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/21/2023	$240,000	$0	$1,716	$1,716	$0
Receive	U.S. Treasury Inflation Protected Securities	N/A	4.930% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/06/2023	195,000	0	3,559	3,559	0

Total Swap Agreements	$0	$5,275	$5,275	$0

(k)

Securities with an aggregate market value of $5,255 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$77	$0	$77
Corporate Bonds & Notes
Banking & Finance	0	13,619	0	13,619
Industrials	0	381	0	381
Utilities	0	195	0	195
U.S. Government Agencies	0	91,071	0	91,071
U.S. Treasury Obligations	0	1,194,980	0	1,194,980
Non-Agency Mortgage-Backed Securities	0	23,446	0	23,446
Asset-Backed Securities	0	153,478	0	153,478
Sovereign Issues	0	142,529	0	142,529

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Preferred Securities
Financials	0	1,100	0	1,100
Short-Term Instruments
Repurchase Agreements	0	451,047	0	451,047
U.S. Treasury Bills	0	93	0	93

	$0	$2,072,016	$0	$2,072,016
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,350	$0	$0	$42,350

Total Investments	$42,350	$2,072,016	$0	$2,114,366

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,019	1,050	0	3,069
Over the counter	0	9,004	0	9,004

	$2,019	$10,054	$0	$12,073
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(847)	(1,723)	0	(2,570)
Over the counter	0	(8,701)	0	(8,701)

	$(847)	$(10,424)	$0	$(11,271)

Total Financial Derivative Instruments	$1,172	$(370)	$0	$802

Totals	$43,522	$2,071,646	$0	$2,115,168

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$944	$245,302	$(203,899)	$7	$(4)	$42,350	$402	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	PEN	Peruvian New Sol
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	EUR003M	3 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank QPSC 5.435% (LIBOR03M + 0.800%) due 11/06/2023 «~		$2,000	$1,997

Total Loan Participations and Assignments (Cost $1,991)			1,997

CORPORATE BONDS & NOTES 48.2%
BANKING & FINANCE 29.1%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		4,100	3,976
1.650% due 10/29/2024		1,500	1,404
4.500% due 09/15/2023		700	693
Aircastle Ltd.
4.400% due 09/25/2023		300	295
5.000% due 04/01/2023		2,800	2,800
American Express Co. 4.922% (SOFRINDX + 0.230%) due 11/03/2023 ~		600	597
American Tower Corp. 3.000% due 06/15/2023		1,500	1,492
Aroundtown SA 4.500% due 05/14/2025	AUD	200	127
Athene Global Funding
5.459% (SOFRINDX + 0.700%) due 05/24/2024 ~		$2,300	2,264
5.542% (US0003M + 0.730%) due 01/08/2024 ~		700	694
Aviation Capital Group LLC 3.875% due 05/01/2023		1,500	1,494
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		1,400	1,315
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		1,400	1,368
Bank of America Corp.
1.486% due 05/19/2024 •		500	497
3.864% due 07/23/2024 •		4,000	3,978
5.378% due 10/24/2024 •		400	396
6.179% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,600	1,604
Barclays PLC
5.845% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	750	505
6.252% (US0003M + 1.380%) due 05/16/2024 ~		$5,400	5,382
BGC Partners, Inc. 5.375% due 07/24/2023		1,690	1,685
BNP Paribas SA
3.375% due 01/09/2025		1,700	1,632
3.800% due 01/10/2024		2,200	2,162
4.705% due 01/10/2025 •		2,800	2,769
5.313% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	600	402
BOC Aviation Ltd. 6.259% (US0003M + 1.125%) due 09/26/2023 ~		$800	800
Cantor Fitzgerald LP 4.875% due 05/01/2024		2,100	2,075
Citigroup, Inc.
1.678% due 05/15/2024 •		500	498
4.044% due 06/01/2024 •		1,743	1,737
5.102% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,833	1,229
5.977% (US0003M + 1.100%) due 05/17/2024 ~		$1,100	1,100
5.985% (US0003M + 1.023%) due 06/01/2024 ~		400	400
CNH Industrial Capital LLC
1.950% due 07/02/2023		500	495
4.200% due 01/15/2024		3,000	2,968
CNO Global Funding 1.650% due 01/06/2025		200	187
Credit Agricole SA 5.997% (US0003M + 1.050%) due 03/22/2024 ~		1,400	1,408
Credit Suisse AG
1.000% due 05/05/2023		1,000	991
4.725% (BBSW3M + 1.250%) due 11/20/2023 ~(d)	AUD	1,000	659
Credit Suisse Group AG 6.394% (US0003M + 1.240%) due 06/12/2024 ~		$1,758	1,715
Danske Bank AS
3.875% due 09/12/2023		500	496
5.375% due 01/12/2024		2,600	2,576
6.214% (US0003M + 1.060%) due 09/12/2023 ~		1,450	1,450

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

Deutsche Bank AG
0.898% due 05/28/2024 (d)		500	470
0.962% due 11/08/2023		600	573
2.222% due 09/18/2024 •		740	720
3.700% due 05/30/2024		400	380
5.206% due 11/08/2023 •		3,000	2,964
DNB Bank ASA 2.968% due 03/28/2025 •		692	676
First Abu Dhabi Bank PJSC 4.575% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	1,000	665
FS KKR Capital Corp. 1.650% due 10/12/2024		$400	368
GA Global Funding Trust
1.000% due 04/08/2024		200	191
1.250% due 12/08/2023		2,500	2,425
1.625% due 01/15/2026		400	364
5.307% (SOFRRATE + 0.500%) due 09/13/2024 ~		200	195
5.913% (SOFRRATE + 1.360%) due 04/11/2025 ~		200	195
General Motors Financial Co., Inc.
1.050% due 03/08/2024		400	383
1.700% due 08/18/2023		4,000	3,939
3.950% due 04/13/2024		700	690
5.100% due 01/17/2024		1,100	1,097
5.938% (SOFRRATE + 1.200%) due 11/17/2023 ~		1,500	1,493
Goldman Sachs Group, Inc.
0.925% due 10/21/2024 •		1,000	973
4.674% (BBSW3M + 1.200%) due 05/16/2023 ~	AUD	4,800	3,209
4.901% (BBSW3M + 1.550%) due 05/02/2024 ~		500	335
5.592% due 12/09/2026 •		$500	487
6.209% (SOFRRATE + 1.390%) due 03/15/2024 ~		500	501
HSBC Bank PLC 3.641% due 09/28/2024 •		1,000	975
HSBC Holdings PLC
5.915% (US0003M + 1.000%) due 05/18/2024 ~		1,550	1,539
6.222% (SOFRRATE + 1.430%) due 03/10/2026 ~		300	298
6.384% (US0003M + 1.230%) due 03/11/2025 ~		1,500	1,501
6.534% (US0003M + 1.380%) due 09/12/2026 ~		1,300	1,289
ING Groep NV
4.100% due 10/02/2023		3,700	3,666
5.859% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	681
6.489% (SOFRINDX + 1.640%) due 03/28/2026 ~		1,400	1,407
International Bank for Reconstruction & Development 0.850% due 02/10/2027		3,700	3,309
Jackson National Life Global Funding 5.999% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,200	2,185
JPMorgan Chase & Co.
3.559% due 04/23/2024 •		1,000	999
4.023% due 12/05/2024 •		1,000	991
5.705% (US0003M + 0.890%) due 07/23/2024 ~		1,400	1,399
5.968% (SOFRRATE + 1.320%) due 04/26/2026 ~		500	498
LeasePlan Corp. NV 2.875% due 10/24/2024		1,150	1,093
Lloyds Banking Group PLC 5.032% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	331
Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024		$1,000	981
3.960% due 09/19/2023		5,200	5,168
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		1,000	978
5.681% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,600	1,576
6.190% (SOFRRATE + 1.385%) due 09/12/2025 ~		3,500	3,500
6.238% (SOFRRATE + 1.650%) due 07/18/2025 ~		1,300	1,301
Mizuho Bank Ltd.
4.039% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	400	266
4.128% (BBSW3M + 0.750%) due 08/07/2024 ~		500	334
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		$1,600	1,580
3.922% due 09/11/2024 •		1,700	1,686
5.588% (US0003M + 0.630%) due 05/25/2024 ~		1,100	1,095
5.800% (US0003M + 0.990%) due 07/10/2024 ~		1,700	1,697
Morgan Stanley
3.737% due 04/24/2024 •		500	499
5.108% (SOFRRATE + 0.455%) due 01/25/2024 ~		500	499
5.273% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,000	986
5.772% (SOFRRATE + 1.165%) due 04/17/2025 ~		200	200
6.063% (US0003M + 1.220%) due 05/08/2024 ~		1,900	1,900
Nationwide Building Society 4.363% due 08/01/2024 •		1,000	992
NatWest Group PLC
2.359% due 05/22/2024 •		1,000	995
4.519% due 06/25/2024 •		1,000	995
6.684% (US0003M + 1.550%) due 06/25/2024 ~		1,300	1,299
Nissan Motor Acceptance Co. LLC
3.875% due 09/21/2023		500	494
5.648% (US0003M + 0.640%) due 03/08/2024 ~		600	593

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,700	4,304
2.329% due 01/22/2027		700	619
2.648% due 01/16/2025		1,800	1,706
Nordea Bank Abp
5.747% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	594
5.893% (US0003M + 0.940%) due 08/30/2023 ~		1,000	999
Piper Sandler Cos. 5.200% due 10/15/2023		700	698
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		2,700	2,552
4.796% due 11/15/2024 •		2,500	2,466
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		1,000	976
4.125% due 07/15/2023		600	596
Societe Generale SA
2.625% due 01/22/2025		2,000	1,876
3.875% due 03/28/2024		500	488
4.250% due 09/14/2023		1,500	1,480
5.668% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,800	1,754
Standard Chartered PLC 6.589% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,003
Sumitomo Mitsui Financial Group, Inc.
4.596% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	2,602
5.974% (SOFRRATE + 1.430%) due 01/13/2026 ~		$1,600	1,609
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/16/2024		500	471
Synchrony Financial
4.250% due 08/15/2024		1,500	1,419
4.375% due 03/19/2024		600	577
UBS AG 4.251% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,197
UBS Group AG 6.301% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	3,990
Wells Fargo & Co. 5.956% (SOFRRATE + 1.320%) due 04/25/2026 ~		3,000	2,998

			172,357

INDUSTRIALS 14.6%
7-Eleven, Inc. 0.800% due 02/10/2024		3,400	3,257
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	1,220	810
3.850% due 05/01/2023		$3,800	3,793
4.601% (BBSW3M + 1.220%) due 10/30/2024 ~	AUD	1,100	735
Barry Callebaut Services NV 5.500% due 06/15/2023		$2,100	2,097
BAT Capital Corp. 3.222% due 08/15/2024		1,600	1,552
Baxter International, Inc. 5.038% (SOFRINDX + 0.260%) due 12/01/2023 ~		1,300	1,291
Bayer U.S. Finance LLC
3.875% due 12/15/2023		300	297
5.876% (US0003M + 1.010%) due 12/15/2023 ~		2,000	1,998
Berry Global, Inc. 4.875% due 07/15/2026		1,300	1,268
Boeing Co.
1.875% due 06/15/2023		300	298
4.508% due 05/01/2023		6,100	6,098
Charter Communications Operating LLC 6.464% (US0003M + 1.650%) due 02/01/2024 ~		7,200	7,229
CNH Industrial NV 4.500% due 08/15/2023		2,300	2,289
DAE Funding LLC 1.550% due 08/01/2024		1,200	1,129
Daimler Trucks Finance North America LLC
5.422% (SOFRRATE + 0.600%) due 12/14/2023 ~		600	594
5.526% (SOFRRATE + 1.000%) due 04/05/2024 ~		2,160	2,152
Dell International LLC 5.450% due 06/15/2023		3,172	3,171
Eni SpA 4.000% due 09/12/2023		1,400	1,388
Haleon U.S. Capital LLC 3.024% due 03/24/2024		700	681
HCA, Inc. 5.000% due 03/15/2024		4,088	4,065
Hyundai Capital America
0.800% due 04/03/2023		1,000	1,000
0.800% due 01/08/2024		1,000	964
0.875% due 06/14/2024		2,100	1,989
1.250% due 09/18/2023		500	490
5.750% due 04/06/2023		1,000	1,000
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,600	2,520
4.250% due 07/21/2025		500	484

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

JDE Peet's NV 0.800% due 09/24/2024		2,600	2,424
Komatsu Finance America, Inc. 0.849% due 09/09/2023		2,100	2,061
Microchip Technology, Inc. 4.333% due 06/01/2023		1,500	1,495
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		3,500	3,449
NXP BV 4.875% due 03/01/2024		600	596
Pacific National Finance Pty Ltd. 6.000% due 04/07/2023		200	200
Penske Truck Leasing Co. LP 4.125% due 08/01/2023		193	192
Perrigo Finance Unlimited Co. 3.900% due 12/15/2024		200	196
Renesas Electronics Corp. 1.543% due 11/26/2024		700	654
Reynolds American, Inc. 4.450% due 06/12/2025		1,000	982
SABIC Capital BV 4.000% due 10/10/2023		2,200	2,184
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		300	301
Saudi Arabian Oil Co. 1.250% due 11/24/2023		200	195
SK Hynix, Inc.
1.000% due 01/19/2024		2,400	2,313
3.000% due 09/17/2024		200	192
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	1,000
Stellantis NV 5.250% due 04/15/2023		6,200	6,206
TD SYNNEX Corp. 1.250% due 08/09/2024		1,700	1,591
Toyota Finance Australia Ltd. 4.066% (BBSW3M + 0.430%) due 09/09/2024 ~	AUD	500	331
Transurban Finance Co. Pty. Ltd. 3.750% due 10/12/2023		700	467
Transurban Queensland Finance Pty. Ltd. 5.712% (BBSW3M + 2.050%) due 12/16/2024 ~		3,800	2,568
Volkswagen Group of America Finance LLC 3.950% due 06/06/2025		$700	687
Warnermedia Holdings, Inc.
3.428% due 03/15/2024		400	391
3.788% due 03/15/2025		600	581
6.599% (SOFRINDX + 1.780%) due 03/15/2024 ~		700	702

			86,597

UTILITIES 4.5%
AT&T, Inc.
3.450% due 09/19/2023	AUD	900	599
4.939% (BBSW3M + 1.250%) due 09/19/2023 ~		2,280	1,527
British Telecommunications PLC 4.500% due 12/04/2023		$600	596
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024		400	384
Enel Finance International NV
2.650% due 09/10/2024		4,325	4,177
4.250% due 06/15/2025		800	784
6.800% due 10/14/2025		500	517
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		1,300	1,284
6.875% due 06/21/2023		1,300	1,302
Korea Southern Power Co. Ltd. 4.351% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	2,800	1,867
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/2024		$2,000	1,982
5.850% (SOFRINDX + 1.020%) due 03/21/2024 ~		3,200	3,189
6.051% due 03/01/2025		900	916
Pacific Gas & Electric Co.
1.700% due 11/15/2023		1,800	1,756
3.400% due 08/15/2024		300	292
3.750% due 02/15/2024		400	393
3.850% due 11/15/2023		100	99
SES SA 3.600% due 04/04/2023		300	300
SGSP Australia Assets Pty. Ltd. 3.750% due 06/28/2023	AUD	1,000	668
Southern California Edison Co. 5.679% (SOFRRATE + 0.830%) due 04/01/2024 ~		$700	696
Sprint LLC 7.875% due 09/15/2023		200	202
Verizon Communications, Inc. 5.964% (US0003M + 1.100%) due 05/15/2025 ~		900	902

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

Victoria Power Networks Finance Pty. Ltd. 4.005% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	3,000	1,991

			26,423

Total Corporate Bonds & Notes (Cost $291,204)			285,377

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.164% (US0003M + 0.300%) due 02/15/2036 ~		$340	314

Total Municipal Bonds & Notes (Cost $328)			314

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
3.993% due 03/01/2044 - 07/01/2044 •		6	6
4.965% due 03/25/2034 •		1	1
5.045% due 02/25/2037 •		19	18
5.071% due 12/25/2036 •		2	2
5.195% due 05/25/2042 •		2	2
5.525% due 12/25/2037 •		15	15
Federal Home Loan Bank
5.480% due 02/26/2025		6,000	5,990
5.710% due 03/14/2025		5,500	5,501
Freddie Mac
2.500% due 10/25/2048		175	159
3.000% due 09/25/2045		292	261
4.338% due 10/25/2044 - 02/25/2045 •		50	48
4.538% due 07/25/2044 ~		9	8
5.134% due 09/15/2041 •		7	7
5.384% due 02/15/2038 ~		11	11
5.680% due 04/03/2025 (a)		9,000	8,996
5.730% due 04/03/2025 (a)		5,900	5,899
5.820% due 03/20/2025		5,900	5,902
5.950% due 03/21/2025		8,500	8,509
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		122	109
2.500% due 06/20/2051 •		2,099	1,799
2.625% due 02/20/2032 •		2	2
3.000% due 06/20/2051 - 07/20/2051 •		8,127	7,093
5.366% due 01/20/2066 ~		213	211
5.416% due 11/20/2066 •		321	319
5.566% due 01/20/2066 •		473	470
6.543% due 05/20/2071 •		345	355
Ginnie Mae, TBA 2.500% due 05/01/2053		500	440
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		18	17

Total U.S. Government Agencies (Cost $53,558)			52,150

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Atrium Hotel Portfolio Trust 5.634% due 06/15/2035 •		700	675
Avon Finance PLC 5.071% due 09/20/2048 •	GBP	1,447	1,783
BAMLL Commercial Mortgage Securities Trust
5.734% due 04/15/2036 ~		$400	393
5.884% due 03/15/2034 •		400	391
Bear Stearns Adjustable Rate Mortgage Trust 4.082% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 3.964% due 09/25/2035 ^~		7	4
Benchmark Mortgage Trust 3.042% due 08/15/2052		992	915
Brass PLC 5.572% due 11/16/2066 •		36	36
BSREP Commercial Mortgage Trust 5.635% due 08/15/2038 •		2,500	2,314
BSST Mortgage Trust 6.128% due 02/15/2037 ~		2,600	2,406
BX Commercial Mortgage Trust 5.641% due 01/15/2034 ~		181	176
Citigroup Mortgage Loan Trust 6.080% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 6.070% due 11/15/2038 •		400	382
Commercial Mortgage Trust 5.985% due 12/15/2038 •		2,500	2,318
Countrywide Home Loan Reperforming REMIC Trust 5.185% due 06/25/2035 ~		3	3
Credit Suisse First Boston Mortgage Securities Corp.
3.479% due 06/25/2033 ~		2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.044% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		773	718
2.688% due 03/25/2059 ~		716	694
5.000% due 07/25/2056 •		335	311
5.434% due 07/15/2032 ~		1,000	938
Eurohome UK Mortgages PLC 4.410% due 06/15/2044 •	GBP	49	57
European Loan Conduit DAC 3.682% due 02/17/2030 ~	EUR	971	1,030
Extended Stay America Trust 5.765% due 07/15/2038 ~		$2,440	2,369
Finsbury Square Green PLC 4.810% due 12/16/2067 •	GBP	166	202
Finsbury Square PLC 5.460% due 06/16/2070 •		116	143
GCAT Trust
1.091% due 05/25/2066 ~		$863	709
2.885% due 12/27/2066 ~		984	878
GCT Commercial Mortgage Trust 5.484% due 02/15/2038 •		400	367
Gemgarto PLC 4.750% due 12/16/2067 •	GBP	490	599
GreenPoint Mortgage Funding Trust 5.285% due 06/25/2045 •		$9	8
GS Mortgage Securities Corp. 8.228% due 08/15/2039 ~		2,800	2,788
GS Mortgage Securities Trust 3.648% due 01/10/2047		71	70
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,713	1,567
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 ~		262	240
5.000% due 02/25/2052 ~		778	712
GSR Mortgage Loan Trust 4.052% due 09/25/2035 ~		2	2
HarborView Mortgage Loan Trust 5.201% due 05/19/2035 •		10	9
HPLY Trust 5.684% due 11/15/2036 •		306	300
Impac CMB Trust 5.485% due 03/25/2035 •		65	58
InTown Mortgage Trust 7.316% due 08/15/2039 •		1,100	1,094
JP Morgan Chase Commercial Mortgage Securities Trust
5.894% due 06/15/2035 •		485	446
6.134% due 12/15/2031 •		265	253
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		101	90
5.000% due 02/25/2052 •		251	230
Kinbane DAC 3.752% due 09/25/2062 ~	EUR	793	852
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$404	373
1.875% due 10/25/2068 þ		318	286
2.250% due 07/25/2067 þ		322	294
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.124% due 12/15/2030 •		1	1
MFA Trust 1.381% due 04/25/2065 ~		373	338
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		711	662
2.750% due 07/25/2059 ~		46	45
2.750% due 08/25/2059 ~		416	395
Morgan Stanley Capital Trust 5.684% due 05/15/2036 •		800	770
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 ~		345	316
MortgageIT Mortgage Loan Trust 5.485% due 02/25/2035 •		47	44
Natixis Commercial Mortgage Securities Trust 6.651% due 03/15/2035 •		2,260	2,189
New Orleans Hotel Trust 5.673% due 04/15/2032 •		1,000	958
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		348	314
2.464% due 01/26/2060 ~		887	813
2.750% due 07/25/2059 ~		1,465	1,367
2.750% due 11/25/2059 ~		1,350	1,268
3.500% due 12/25/2057 ~		57	54
4.500% due 05/25/2058 ~		150	141
New York Mortgage Trust 1.670% due 08/25/2061 þ		715	657
NYO Commercial Mortgage Trust 5.780% due 11/15/2038 •		1,600	1,470

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

Residential Mortgage Securities PLC 5.421% due 06/20/2070 ~	GBP	435	537
RESIMAC Premier 5.460% due 07/10/2052 •		$196	194
RMAC PLC 4.970% due 06/12/2046 •	GBP	250	308
Sequoia Mortgage Trust 5.708% due 02/20/2034 ~		$82	72
Silverstone Master Issuer PLC 4.661% due 01/21/2070 •	GBP	273	337
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •		342	420
Structured Asset Mortgage Investments Trust
5.261% due 07/19/2035 •		$1	1
5.305% due 05/25/2045 ~		11	10
Towd Point Mortgage Funding
5.037% due 10/20/2051 •	GBP	417	514
5.243% due 07/20/2045 ~		1,055	1,290
5.893% due 02/20/2054 •		353	435
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		$2,478	2,182
2.250% due 12/25/2061 ~		1,205	1,117
2.710% due 01/25/2060 ~		808	754
3.750% due 05/25/2058 ~		414	397
5.845% due 05/25/2058 •		365	360
5.845% due 10/25/2059 •		258	257
Twin Bridges PLC 5.150% due 09/12/2050 •	GBP	267	330
WaMu Mortgage Pass-Through Certificates Trust
4.138% due 02/25/2046 •		$6	5
4.138% due 08/25/2046 •		6	6
4.338% due 11/25/2042 •		3	2
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046 ~		348	346
5.906% due 12/13/2031 •		500	496

Total Non-Agency Mortgage-Backed Securities (Cost $55,927)			52,660

ASSET-BACKED SECURITIES 24.4%
ACAS CLO Ltd. 5.685% due 10/18/2028 •		1,725	1,706
ACE Securities Corp. Home Equity Loan Trust 5.625% due 04/25/2034 •		263	246
ACREC Ltd. 6.921% due 02/19/2038 •		500	497
Anchorage Capital CLO Ltd. 5.842% due 07/15/2030 •		2,283	2,259
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •		1,808	1,792
AREIT Trust
6.044% due 09/14/2036 •		42	41
6.985% due 06/17/2039 •		2,800	2,797
Ares CLO Ltd. 5.842% due 01/15/2032 •		300	296
Bain Capital Euro DAC 3.082% due 01/20/2032 •	EUR	1,200	1,270
BDS Ltd. 6.828% due 08/19/2038 •		$2,900	2,871
Birch Grove CLO Ltd. 5.996% due 06/15/2031 •		1,500	1,473
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		2,721	2,694
Carmax Auto Owner Trust 5.458% due 12/15/2025 •		2,900	2,905
Carrington Mortgage Loan Trust 5.928% due 10/20/2029 •		2,693	2,676
Carvana Auto Receivables Trust 4.420% due 12/10/2025		779	775
Chesapeake Funding LLC 0.870% due 08/15/2032		313	310
CIFC Funding Ltd. 5.766% due 10/24/2030 •		2,713	2,680
Citibank Credit Card Issuance Trust
5.049% due 06/09/2025 •		2,000	2,000
5.372% due 04/22/2026 •		4,500	4,504
CLNC Ltd. 6.056% due 08/20/2035 •		351	345
Commonbond Student Loan Trust 2.550% due 05/25/2041		44	41
Countrywide Asset-Backed Certificates Trust 6.345% due 10/25/2034 •		594	583
CQS U.S. CLO Ltd. 7.289% due 07/20/2031 •		2,480	2,476
Credit Suisse First Boston Mortgage Securities Corp. 4.533% due 08/25/2032 •		2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

Crestline Denali CLO Ltd. 5.955% due 10/23/2031 •		2,496	2,452
Dell Equipment Finance Trust 0.530% due 12/22/2026		2,000	1,940
ECMC Group Student Loan Trust
5.595% due 02/27/2068 •		361	350
5.845% due 07/25/2069 •		316	308
Edsouth Indenture LLC 5.575% due 04/25/2039 •		21	21
EFS Volunteer LLC 5.668% due 10/25/2035 •		60	60
Elevation CLO Ltd. 6.124% due 10/15/2029 •		2,110	2,100
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		650	567
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,400	1,379
5.760% due 10/22/2029		1,800	1,813
Finance America Mortgage Loan Trust 5.670% due 08/25/2034 •		156	143
FirstKey Homes Trust 1.266% due 10/19/2037		1,876	1,704
Ford Auto Securitization Trust 1.162% due 10/15/2025	CAD	1,348	974
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024		865	640
Ford Credit Auto Lease Trust 5.208% due 06/15/2025 ~		$1,000	1,001
Ford Credit Auto Owner Trust
5.078% due 04/15/2025 •		1,488	1,489
5.318% due 08/15/2025 ~		1,000	1,001
5.322% due 03/15/2026 •		4,000	4,005
Fremont Home Loan Trust 5.580% due 01/25/2035 ~		136	131
Gallatin CLO Ltd.
5.169% due 07/15/2031 •		900	882
5.865% due 01/21/2028 •		434	433
GM Financial Automobile Leasing Trust 5.269% due 10/21/2024 •		2,913	2,913
GM Financial Consumer Automobile Receivables Trust 5.158% due 09/16/2025 •		4,936	4,935
Greystone Commercial Real Estate Notes Ltd. 5.864% due 09/15/2037 •		295	292
HERA Commercial Mortgage Ltd. 5.811% due 02/18/2038 •		173	168
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		300	294
Hyundai Auto Lease Securitization Trust 5.258% due 01/15/2025 •		1,385	1,387
KKR CLO Ltd.
5.735% due 07/18/2030 •		1,791	1,773
5.742% due 07/15/2030 •		1,043	1,031
Kubota Credit Owner Trust 5.400% due 02/17/2026		4,000	3,996
LCM LP
5.668% due 07/19/2027 •		1,646	1,631
5.848% due 10/20/2027 •		462	462
LCM Ltd.
5.888% due 04/20/2031 •		1,900	1,862
5.968% due 10/20/2028 •		799	792
LL ABS Trust 1.070% due 05/15/2029		55	54
LoanCore Issuer Ltd. 5.984% due 07/15/2036 •		2,000	1,976
Long Beach Mortgage Loan Trust 5.820% due 04/25/2035 •		382	377
M360 Ltd. 6.252% due 11/22/2038 •		400	395
Magnetite Ltd. 5.744% due 11/15/2028 •		639	633
Man GLG Euro CLO DAC 2.968% due 10/15/2030 •	EUR	254	270
Marathon Static CLO Ltd. 6.859% due 07/20/2030 •		$3,289	3,296
MASTR Asset-Backed Securities Trust
4.945% due 11/25/2036 •		2	1
5.545% due 09/25/2034 •		136	116
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		2,500	2,497
5.260% due 10/15/2025		1,500	1,499
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •		988	968
MidOcean Credit CLO
5.832% due 01/29/2030 •		1,604	1,592
5.965% due 02/20/2031 ~		900	884

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

MMAF Equipment Finance LLC 5.570% due 09/09/2025		2,100	2,101
Morgan Stanley ABS Capital, Inc. Trust 5.745% due 05/25/2034 •		280	267
Mountain View CLO LLC 5.882% due 10/16/2029 •		632	628
Navient Private Education Loan Trust 2.650% due 12/15/2028		8	8
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		247	222
1.310% due 01/15/2069		699	642
1.690% due 05/15/2069		2,000	1,812
5.684% due 04/15/2069 •		1,408	1,378
Nelnet Student Loan Trust
5.545% due 09/27/2038 •		1,132	1,117
5.645% due 08/25/2067 •		636	628
5.745% due 06/27/2067 •		258	254
Nissan Auto Lease Trust 5.100% due 03/17/2025		4,700	4,694
Northstar Education Finance, Inc. 5.545% due 12/26/2031 ~		9	9
NovaStar Mortgage Funding Trust 5.505% due 01/25/2036 •		135	132
OSD CLO Ltd. 5.662% due 04/17/2031 •		591	581
Palmer Square European Loan Funding DAC 3.068% due 04/15/2031 •	EUR	1,001	1,066
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028		$907	902
PFP Ltd. 6.934% due 08/19/2035 •		1,600	1,596
PRET LLC
2.240% due 09/27/2060 þ		115	109
2.487% due 07/25/2051 þ		1,251	1,184
Ready Capital Mortgage Financing LLC 7.166% due 10/25/2039 •		600	596
Renaissance Home Equity Loan Trust
4.446% due 08/25/2033 •		3	2
5.565% due 11/25/2034 ~		4	3
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026		3	3
SBA Tower Trust 3.869% due 10/15/2049 þ		1,000	972
SLC Student Loan Trust 4.924% due 05/15/2029 •		266	263
SLM Student Loan Trust
5.295% due 06/25/2043 ~		532	521
6.318% due 04/25/2023 •		300	299
6.318% due 04/25/2023 ~		89	89
SMB Private Education Loan Trust
1.340% due 03/17/2053		313	280
1.600% due 09/15/2054		366	327
5.695% due 09/15/2054 •		1,447	1,410
6.134% due 02/17/2032 ~		36	36
6.408% due 05/16/2050 •		858	855
SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		800	801
6.210% due 04/15/2031		1,914	1,916
Sound Point CLO Ltd. 5.805% due 01/23/2029 •		451	450
Stonepeak ABS 2.301% due 02/28/2033		212	196
Symphony Static CLO Ltd. 5.648% due 10/25/2029 •		1,031	1,018
Theorem Funding Trust 1.210% due 12/15/2027		45	44
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •		2,500	2,450
Towd Point Asset Trust 5.461% due 11/20/2061 •		559	547
Venture CLO Ltd.
5.672% due 04/15/2027 •		982	978
5.798% due 07/20/2030 •		2,267	2,236
5.854% due 09/07/2030 •		2,477	2,438
5.858% due 07/20/2030 •		3,384	3,346
5.908% due 01/20/2029 ~		661	655
5.938% due 04/20/2032 •		2,500	2,471
VMC Finance LLC 5.861% due 06/16/2036 •		989	940

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

World Omni Auto Receivables Trust 3.730% due 03/16/2026		1,925	1,903

Total Asset-Backed Securities (Cost $146,033)			144,101

SOVEREIGN ISSUES 0.0%
Israel Government International Bond 1.500% due 11/30/2023	ILS	300	82

Total Sovereign Issues (Cost $87)			82

SHORT-TERM INSTRUMENTS 40.5%
COMMERCIAL PAPER 6.8%
Bank of Nova Scotia 4.751% due 05/29/2023	CAD	2,700	1,982
Bayer Corp. 5.830% due 07/10/2023		$3,600	3,543
Constellation Brands, Inc. 5.290% due 04/12/2023		2,900	2,895
Duke Energy Corp. 5.800% due 04/20/2023		5,900	5,883
Enel Finance America LLC 6.000% due 04/19/2023		400	399
Lowe's Companies, Inc. 5.750% due 04/10/2023		6,700	6,690
NextEra Energy Capital Holdings, Inc.
5.600% due 05/08/2023		250	249
5.600% due 05/09/2023		250	249
Quanta Services, Inc. 6.050% due 04/18/2023		5,900	5,884
Southern California Edison Co.
5.500% due 04/26/2023		1,100	1,096
5.850% due 04/24/2023		5,200	5,181
Walgreens Boots
5.600% due 04/10/2023		400	399
5.900% due 04/24/2023		5,500	5,480

			39,930

REPURCHASE AGREEMENTS (e) 6.4%			37,798

SHORT-TERM NOTES 0.2%
CCG Receivables Trust 5.395% due 03/14/2024		1,000	1,001

U.S. TREASURY BILLS 27.1%
4.750% due 05/02/2023 - 08/01/2023 (a)(b)(c)		161,800	160,475

Total Short-Term Instruments (Cost $239,225)			239,204

Total Investments in Securities (Cost $788,353)			775,885

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short Asset Portfolio		11,090	106
PIMCO Short-Term Floating NAV Portfolio III		4,732	46

Total Short-Term Instruments (Cost $156)			152

Total Investments in Affiliates (Cost $156)			152

Total Investments 131.2% (Cost $788,509)			$776,037
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $(740))			752
Other Assets and Liabilities, net (31.3)%			(185,235)

Net Assets 100.0%			$591,554

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Credit Suisse AG	4.725%	11/20/2023	02/03/2023	$692	$659	0.11%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021-05/26/2021	500	470	0.08

$1,192	$1,129	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.580%	03/31/2023	04/03/2023	$13,228	U.S. Treasury Notes 4.000% due 02/29/2028	$(13,281)	$13,228	$13,233
FICC	2.200	03/31/2023	04/03/2023	1,170	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	(1,194)	1,170	1,170
SAL	4.900	03/31/2023	04/03/2023	23,400	U.S. Treasury Notes 0.250% due 09/30/2025	(23,901)	23,400	23,410

Total Repurchase Agreements	$(38,376)	$37,798	$37,813

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (2.2)%
U.S. Treasury Notes	4.000%	02/29/2028	$13,000	$(13,191)	$(13,284)

Total Short Sales (2.2)%	$(13,191)	$(13,284)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(531) at a weighted average interest rate of 4.474%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2023	342	$(70,607)	$(701)	$0	$(50)
U.S. Treasury 5-Year Note June Futures	06/2023	293	(32,086)	(794)	0	(66)
U.S. Treasury 10-Year Note June Futures	06/2023	23	(2,643)	(56)	0	(8)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	24	(2,907)	(84)	0	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	7	(988)	(39)	0	(10)

Total Futures Contracts	$(1,674)	$0	$(147)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$7,100	$(86)	$0	$(85)	$0	$(7)
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	81,900	(654)	(314)	(969)	0	(89)

$(740)	$(314)	$(1,054)	$0	$(96)

Total Swap Agreements	$(740)	$(314)	$(1,054)	$0	$(96)

Cash of $2,964 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2023	$5,743	AUD	8,331	$0	$(166)
BPS	04/2023	731	GBP	602	12	0
CBK	11/2023	ILS	295	$90	7	0
MBC	04/2023	EUR	4,029	4,313	0	(56)
04/2023	$672	CAD	924	12	0
05/2023	CAD	5,400	$3,984	0	(16)
05/2023	$1,992	CAD	2,700	8	0
MYI	05/2023	1,262	AUD	1,886	0	0
RBC	04/2023	7,214	GBP	5,854	8	0
05/2023	AUD	45,093	$31,578	1,390	0
05/2023	EUR	4,029	4,387	11	0
05/2023	GBP	5,854	7,218	0	(8)
05/2023	$7	MXN	128	0	0
TOR	04/2023	CAD	3,004	$2,214	0	(8)
04/2023	GBP	6,456	7,765	0	(199)
04/2023	$526	CAD	713	1	0
05/2023	CAD	713	$526	0	(1)
UAG	04/2023	$1,006	CAD	1,368	6	0
05/2023	CAD	1,367	$1,006	0	(6)

Total Forward Foreign Currency Contracts	$1,455	$(460)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,997	$1,997
Corporate Bonds & Notes
Banking & Finance	0	172,357	0	172,357
Industrials	0	86,597	0	86,597
Utilities	0	26,423	0	26,423
Municipal Bonds & Notes
Louisiana	0	314	0	314
U.S. Government Agencies	0	52,150	0	52,150
Non-Agency Mortgage-Backed Securities	0	52,660	0	52,660
Asset-Backed Securities	0	144,101	0	144,101
Sovereign Issues	0	82	0	82
Short-Term Instruments
Commercial Paper	0	39,930	0	39,930
Repurchase Agreements	0	37,798	0	37,798
Short-Term Notes	0	1,001	0	1,001
U.S. Treasury Bills	0	160,475	0	160,475

$0	$773,888	$1,997	$775,885
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2023 (Unaudited)

Central Funds Used for Cash Management Purposes	$152	$0	$0	$152

Total Investments	$152	$773,888	$1,997	$776,037

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(13,284)	$0	$(13,284)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,455	$0	$1,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(243)	0	(243)
Over the counter	0	(460)	0	(460)

	$0	$(703)	$0	$(703)

Total Financial Derivative Instruments	$0	$752	$0	$752

Totals	$152	$761,356	$1,997	$763,505

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$105	$1	$0	$0	$0	$106	$1	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$46	$0	$0	$0	$0	$46	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
BPS	BNP Paribas S.A.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
CBK	Citibank N.A.	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$9,470	$8,854

Total Loan Participations and Assignments (Cost $9,458)			8,854

CORPORATE BONDS & NOTES 30.2%
BANKING & FINANCE 17.0%
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		699	683
4.500% due 07/30/2029		4,500	4,363
American Assets Trust LP 3.375% due 02/01/2031		2,800	2,252
American Express Co. 2.550% due 03/04/2027		2,300	2,125
American Tower Corp.
2.750% due 01/15/2027		13,400	12,363
3.000% due 06/15/2023		1,400	1,392
3.375% due 05/15/2024		2,500	2,448
Aviation Capital Group LLC 4.125% due 08/01/2025		14,600	13,908
Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,124
3.384% due 04/02/2026 •		1,900	1,823
Banque Federative du Credit Mutuel SA 5.768% (US0003M + 0.960%) due 07/20/2023 ~		13,400	13,376
Barclays PLC
3.650% due 03/16/2025		500	478
7.437% due 11/02/2033 •		4,000	4,425
Blue Owl Finance LLC 3.125% due 06/10/2031		8,100	6,050
BNP Paribas SA
2.871% due 04/19/2032 •		17,000	14,171
4.705% due 01/10/2025 •		14,400	14,241
Cape Lookout Re Ltd. 9.684% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		4,900	4,637
Capital One Financial Corp.
2.636% due 03/03/2026 •		8,200	7,603
4.985% due 07/24/2026 •		12,800	12,349
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,490
Citigroup, Inc.
2.572% due 06/03/2031 •(i)		3,905	3,297
3.070% due 02/24/2028 •		7,100	6,608
5.985% (US0003M + 1.023%) due 06/01/2024 ~		16,500	16,495
Commonwealth Bank of Australia 2.552% due 03/14/2027		4,700	4,360
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •		8,000	7,083
Credit Agricole SA 1.907% due 06/16/2026 •		11,300	10,383
Credit Suisse AG 6.500% due 08/08/2023 (h)		3,800	3,653
Credit Suisse AG AT1 Claim ^		12,700	730
Credit Suisse Group AG
2.593% due 09/11/2025 •		15,200	14,116
6.442% due 08/11/2028 •		17,900	17,798
6.537% due 08/12/2033 •		7,500	7,725
CubeSmart LP 2.250% due 12/15/2028		8,200	7,049
Danske Bank AS 4.298% due 04/01/2028 •		14,000	13,229
Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,104
3.961% due 11/26/2025 •		25,200	23,859
EPR Properties 3.750% due 08/15/2029		4,300	3,300
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,717
Federal Realty Investment Trust 3.500% due 06/01/2030		$6,800	6,008

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	5,105
3.375% due 11/13/2025		$6,600	6,195
4.535% due 03/06/2025	GBP	1,600	1,898
GA Global Funding Trust 1.950% due 09/15/2028		$15,400	13,154
GLP Capital LP
5.250% due 06/01/2025		3,200	3,128
5.750% due 06/01/2028		7,900	7,716
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		10,897	10,589
6.034% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,335
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	13,119
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,350
GSPA Monetization Trust 6.422% due 10/09/2029		5,114	4,979
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		15,000	13,339
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,195
HSBC Holdings PLC
6.000% due 09/29/2023 •(g)(h)	EUR	1,700	1,804
6.254% due 03/09/2034 •		$4,600	4,813
7.390% due 11/03/2028 •		7,200	7,669
ING Groep NV
3.950% due 03/29/2027		1,000	957
4.625% due 01/06/2026		3,700	3,636
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		7,000	5,896
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	15,287
2.182% due 06/01/2028 •		16,000	14,345
Kilroy Realty LP 3.050% due 02/15/2030		2,200	1,618
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	7,795
Lloyds Bank PLC 0.000% due 04/02/2032 þ		15,000	9,581
MassMutual Global Funding 5.050% due 12/07/2027		7,900	8,004
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,629
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,743
1.640% due 10/13/2027 •		11,600	10,204
5.681% (SOFRRATE + 0.940%) due 02/20/2026 ~		7,400	7,289
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,377
2.226% due 05/25/2026 •		12,600	11,759
5.800% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,172
Morgan Stanley 5.123% due 02/01/2029 •		4,900	4,943
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,094
Nationwide Building Society 3.960% due 07/18/2030 •		3,700	3,341
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,354
4.519% due 06/25/2024 •		2,200	2,190
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	14,724
3.875% due 09/21/2023		7,800	7,714
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	418
2.679% due 07/16/2030		9,400	7,607
5.842% due 01/18/2028		4,400	4,440
6.181% due 01/18/2033		4,800	4,890
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	9,491
Physicians Realty LP 4.300% due 03/15/2027		1,550	1,498
Piper Sandler Cos. 5.200% due 10/15/2023		11,300	11,272
Public Storage 3.094% due 09/15/2027		6,800	6,402
Realty Income Corp.
3.250% due 06/15/2029		900	823
3.250% due 01/15/2031		4,000	3,528
4.625% due 11/01/2025		5,900	5,819
Regency Centers LP 2.950% due 09/15/2029		400	347
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		10,000	9,137

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Santander Holdings USA, Inc. 3.450% due 06/02/2025		11,900	11,150
Scentre Group Trust 3.625% due 01/28/2026		15,900	15,238
Societe Generale SA 6.447% due 01/12/2027 •		6,100	6,103
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,052
Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	14,897
3.785% due 05/21/2025 •		11,000	10,785
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,291
1.902% due 09/17/2028		17,000	14,410
5.464% due 01/13/2026		5,900	5,960
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	14,314
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,386
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,656
UBS Group AG
4.125% due 04/15/2026		10,300	9,799
5.711% due 01/12/2027 •		4,100	4,067
7.000% due 02/19/2025 •(g)(h)		300	284
UniCredit SpA
2.569% due 09/22/2026 •		9,300	8,426
7.830% due 12/04/2023		18,700	18,874
Ventas Realty LP 3.250% due 10/15/2026		4,100	3,837
Wells Fargo & Co. 1.741% due 05/04/2030 •	EUR	5,200	4,874
Welltower, Inc. 3.100% due 01/15/2030		$7,000	6,113

			791,043

INDUSTRIALS 10.0%
Activision Blizzard, Inc. 2.500% due 09/15/2050		2,000	1,342
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		12,268	11,927
Amdocs Ltd. 2.538% due 06/15/2030		6,900	5,821
American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,922	5,248
3.250% due 04/15/2030		3,030	2,628
3.500% due 08/15/2033		5,777	4,814
American Airlines, Inc. 5.500% due 04/20/2026		7,800	7,686
Amgen, Inc. 5.250% due 03/02/2030		7,300	7,469
Bacardi Ltd. 4.450% due 05/15/2025		12,600	12,414
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,321
Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,602
5.876% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,692
Boeing Co.
1.433% due 02/04/2024		12,500	12,081
2.750% due 02/01/2026		15,500	14,717
Broadcom, Inc.
2.600% due 02/15/2033		16,900	13,264
3.137% due 11/15/2035		13,663	10,518
3.187% due 11/15/2036		2,800	2,124
3.469% due 04/15/2034		4,097	3,368
Charter Communications Operating LLC 6.464% (US0003M + 1.650%) due 02/01/2024 ~		4,800	4,819
Dell International LLC 5.850% due 07/15/2025		15,150	15,405
Duke University 2.682% due 10/01/2044		18,900	14,328
Emory University 2.143% due 09/01/2030		12,700	10,844
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	12,744
Expedia Group, Inc. 3.250% due 02/15/2030		11,700	10,153
General Electric Co. 5.186% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,704
Global Payments, Inc. 1.200% due 03/01/2026		16,000	14,243
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	12,066

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	2,500	2,574
6.510% due 02/23/2042	4,900	5,170
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	17,000	14,585
Hyundai Capital America
2.100% due 09/15/2028	14,200	12,012
5.875% due 04/07/2025	14,000	14,178
Imperial Brands Finance PLC 3.125% due 07/26/2024	16,000	15,506
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027	4,900	4,163
Kenvue, Inc. 5.050% due 03/22/2028	4,800	4,963
Marriott International, Inc. 4.150% due 12/01/2023	13,620	13,529
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	1,400	1,318
MPLX LP 4.000% due 03/15/2028	6,900	6,608
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	16,600	15,042
NXP BV 3.875% due 06/18/2026	12,100	11,692
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	3,000	1,954
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (d)(g)	5,001	5
Oracle Corp.
4.500% due 05/06/2028	4,900	4,843
4.650% due 05/06/2030	4,900	4,773
Pioneer Natural Resources Co. 5.100% due 03/29/2026	4,600	4,622
Royalty Pharma PLC 1.200% due 09/02/2025	3,000	2,722
S&P Global, Inc. 4.250% due 05/01/2029	1,390	1,369
Sprint Spectrum Co. LLC
4.738% due 03/20/2025	6,900	6,850
5.152% due 09/20/2029	10,700	10,637
Sutter Health 3.161% due 08/15/2040	13,100	10,083
T-Mobile USA, Inc. 2.050% due 02/15/2028	13,000	11,540
United Airlines Pass-Through Trust 3.100% due 01/07/2030	710	641
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	9,700	9,136
4.750% due 11/13/2028	16,100	15,973
Warnermedia Holdings, Inc. 3.528% due 03/15/2024	10,000	9,770
Wynn Las Vegas LLC 5.500% due 03/01/2025	18,000	17,684

		464,284

UTILITIES 3.2%
AES Corp. 3.950% due 07/15/2030	6,400	5,745
AT&T, Inc. 4.500% due 05/15/2035	15,550	14,574
Duke Energy Ohio, Inc. 3.650% due 02/01/2029	5,600	5,309
Duke Energy Progress LLC 2.000% due 08/15/2031	13,200	10,825
EDP Finance BV 1.710% due 01/24/2028	13,300	11,332
Enel Finance International NV 2.250% due 07/12/2031	17,000	13,324
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	2,031
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	16,073
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	9,976	5,546
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	5,246	1,207
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,263
2.950% due 03/01/2026 ^	1,900	1,769
3.150% due 01/01/2026	2,400	2,241
3.300% due 03/15/2027	3,100	2,838
3.300% due 12/01/2027	200	180
3.300% due 08/01/2040	4,300	3,057
3.400% due 08/15/2024	5,800	5,639
3.500% due 06/15/2025	3,300	3,149

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

4.200% due 03/01/2029	11,000	10,071
4.250% due 08/01/2023	1,000	994
4.250% due 03/15/2046	1,500	1,109
4.550% due 07/01/2030	8,700	8,157
4.650% due 08/01/2028	2,000	1,884
4.750% due 02/15/2044	1,900	1,528
5.450% due 06/15/2027	3,100	3,072
Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,580
Southern California Gas Co. 2.950% due 04/15/2027	11,300	10,595
VTR Comunicaciones SpA 5.125% due 01/15/2028	798	494
WEC Energy Group, Inc. 1.375% due 10/15/2027	5,000	4,339

		150,925

Total Corporate Bonds & Notes (Cost $1,543,537)		1,406,252

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	5,780

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	3,000	2,677

ILLINOIS 0.1%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,384
3.007% due 01/01/2033	2,000	1,714

		6,098

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,761
1.115% due 03/15/2025	2,500	2,350

		6,111

OHIO 0.1%
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	4,900	4,947

TEXAS 0.1%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,089

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	5,960

Total Municipal Bonds & Notes (Cost $37,095)		33,662

U.S. GOVERNMENT AGENCIES 40.1%
Fannie Mae
0.000% due 08/25/2055 ~(a)	4,978	168
2.241% due 01/25/2031 ~(a)	15,117	1,394
3.713% due 08/01/2035 •	108	106
3.770% due 05/01/2038 •	2,834	2,874
3.777% due 05/25/2035 ~	31	31
3.825% due 04/01/2035 •	186	186
3.902% due 06/25/2055 •	1,109	1,092
3.992% due 06/01/2043 •	230	220
3.993% due 07/01/2044 •	37	35
4.016% due 10/01/2032 •	48	47
4.090% due 09/01/2035 •	11	11
4.148% due 12/01/2036 •	29	29
4.162% due 08/01/2035 •	7	7
4.285% due 09/01/2039 •	9	9
4.411% due 11/01/2035 •	7	7
4.677% due 12/25/2036 - 07/25/2037 •	255	251
5.000% due 04/25/2033	176	176
5.095% due 05/25/2037 •	13	13
5.136% due 09/01/2034 •	17	17
5.195% due 03/25/2044 •	199	197
5.255% due 09/25/2035 ~	137	135
5.345% due 02/25/2042 ~	4,220	4,129
7.000% due 04/25/2023 - 06/01/2032	36	36

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Freddie Mac
3.500% due 03/01/2048	1,738	1,642
3.655% due 08/15/2040 •	3,933	3,841
3.666% due 10/15/2040 •	3,812	3,728
4.000% due 04/01/2029 - 01/01/2041	878	862
4.338% due 02/25/2045 •	61	60
4.500% due 03/01/2029 - 04/01/2029	538	538
4.874% due 10/15/2043 ~	5,117	4,978
5.184% due 09/15/2030 •	1	1
5.404% due 05/15/2037 ~	232	231
5.500% due 10/01/2034 - 07/01/2038	703	730
6.000% due 02/01/2033 - 05/01/2040	1,521	1,590
6.500% due 04/15/2029 - 10/01/2037	10	11
7.000% due 06/15/2023	1	1
7.500% due 07/15/2030 - 03/01/2032	18	20
Ginnie Mae
1.968% due 04/20/2067 •	6,837	6,833
2.500% due 04/20/2052	12,742	11,226
2.625% due 02/20/2027 - 02/20/2032 •	42	42
2.681% due 10/20/2043 •	4,060	3,881
2.750% due 10/20/2029 - 11/20/2029 •	15	14
2.875% (H15T1Y + 1.500%) due 04/20/2026 ~	5	5
3.000% due 07/20/2030 •	1	1
3.000% due 03/15/2045 - 08/15/2045	1,406	1,298
3.379% due 06/20/2067 •	342	341
4.000% due 06/15/2049 - 03/15/2052	2,518	2,404
4.500% due 04/20/2048 - 05/20/2048	3,354	3,352
4.625% due 09/20/2066 ~	11,793	12,116
5.000% due 07/20/2049	512	521
5.016% due 08/20/2066 •	19	19
5.166% due 07/20/2065 ~	8,182	8,101
5.166% due 08/20/2065 •	5,591	5,528
5.280% due 03/20/2073 •	9,700	9,699
5.336% due 10/20/2066 ~	5,721	5,707
5.366% due 06/20/2066 •	3,165	3,148
5.396% due 08/20/2066 •	9,365	9,309
5.566% due 01/20/2066 •	2,498	2,479
5.579% due 12/20/2072 •	6,044	6,098
6.000% due 12/15/2038 - 11/15/2039	8	8
Ginnie Mae, TBA
2.000% due 04/01/2053	5,800	4,928
4.000% due 04/01/2053	3,800	3,603
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	62,668	51,949
2.500% due 07/01/2039 - 03/01/2040	1,033	924
3.000% due 09/01/2027 - 08/01/2052	299,205	270,060
3.500% due 02/01/2025 - 08/01/2052	38,141	36,160
4.000% due 01/01/2026 - 05/01/2048	11,063	10,730
4.500% due 08/01/2023 - 08/01/2043	1,364	1,361
5.000% due 06/01/2025 - 08/01/2044	1,918	1,949
5.500% due 01/01/2024 - 07/01/2041	5,622	5,807
6.000% due 05/01/2033 - 01/01/2039	2,400	2,486
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2053 - 05/01/2053	494,000	443,737
3.500% due 04/01/2053 - 05/01/2053	206,000	191,467
4.000% due 04/01/2053 - 05/01/2053	230,400	220,426
4.500% due 04/01/2053 - 05/01/2053	224,200	219,737
5.000% due 04/01/2053 - 05/01/2053	160,400	159,983
5.500% due 04/01/2053 - 05/01/2053	113,000	114,134
6.000% due 04/01/2053	2,200	2,246

Total U.S. Government Agencies (Cost $1,869,733)		1,863,220

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	106,200	73,241
1.375% due 08/15/2050	17,400	10,460
1.625% due 11/15/2050	37,700	24,199
1.875% due 02/15/2041	79,000	59,153
2.000% due 02/15/2050	47,000	33,341
2.250% due 05/15/2041	19,000	15,105
2.250% due 08/15/2049 (n)	4,600	3,462
2.500% due 02/15/2045 (n)	9,800	7,828
2.750% due 11/15/2042	8,300	7,045
2.875% due 08/15/2045 (l)(n)	10,000	8,529
2.875% due 05/15/2049	37,300	31,941
3.000% due 05/15/2042	4,300	3,822
3.000% due 11/15/2044	155,300	135,584
3.000% due 05/15/2045	41,000	35,738
3.000% due 02/15/2049 (n)	5,800	5,081
3.125% due 11/15/2041 (l)(n)	20,500	18,704
3.125% due 08/15/2044	35,700	31,880
3.250% due 05/15/2042	37,800	34,897
3.375% due 05/15/2044 (l)(n)	16,300	15,173
3.625% due 02/15/2044 (n)	2,900	2,808
3.750% due 08/15/2041 (l)(n)	27,700	27,681

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2031 (l)		21,770	20,065
0.125% due 01/15/2032		24,504	22,399
0.125% due 02/15/2051		2,988	2,073
0.250% due 02/15/2050		8,380	6,089
0.500% due 04/15/2024 (l)		2,373	2,335
0.625% due 01/15/2024 (l)		10,003	9,919
0.625% due 07/15/2032		16,272	15,555
0.625% due 02/15/2043		1,692	1,430
0.750% due 02/15/2045		11,436	9,754
0.875% due 02/15/2047		2,479	2,149
1.000% due 02/15/2049		2,973	2,648
1.375% due 02/15/2044		3,081	2,989

Total U.S. Treasury Obligations (Cost $890,761)			683,077

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%
Alba PLC 4.453% due 03/17/2039 •	GBP	6,620	7,813
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,975
Atrium Hotel Portfolio Trust 5.634% due 06/15/2035 •		4,500	4,337
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	12,248
Banc of America Funding Trust
3.796% due 05/25/2035 ~		126	116
5.000% due 07/26/2036		19,524	3,543
6.000% due 03/25/2037 ^		1,395	1,155
Banc of America Mortgage Trust 4.029% due 05/25/2033 ~		70	64
BCAP LLC Trust
4.604% due 03/26/2037 þ		178	173
5.265% due 05/25/2047 •		1,426	1,275
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~		3	3
3.822% due 01/25/2035 ~		44	38
3.841% due 07/25/2034 ~		194	167
3.914% due 01/25/2034 ~		91	85
3.921% due 04/25/2034 ~		189	170
3.977% due 11/25/2034 ~		604	565
4.340% due 02/25/2033 ~		2	2
4.513% due 04/25/2033 ~		16	15
4.962% due 01/25/2035 ~		92	77
6.800% due 02/25/2036 •		14	13
Bear Stearns ALT-A Trust
3.764% due 05/25/2036 ^~		1,342	763
3.942% due 05/25/2035 ~		533	491
3.964% due 09/25/2035 ^~		410	251
Bear Stearns Structured Products, Inc. Trust
3.649% due 12/26/2046 ^~		588	443
3.947% due 01/26/2036 ^~		817	636
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	13,237
BIG Commercial Mortgage Trust 6.169% due 02/15/2039 ~		15,000	14,511
Business Mortgage Finance PLC 5.195% due 02/15/2041 ~	GBP	283	349
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	5,462
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		4,989	4,799
Chase Mortgage Finance Trust 3.814% due 01/25/2036 ^~		877	730
Citigroup Mortgage Loan Trust
3.260% due 05/25/2035 ~		150	143
3.790% due 09/25/2035 •		1,193	1,159
5.410% due 10/25/2035 •		44	41
5.500% due 12/25/2035		1,796	1,009
Countrywide Alternative Loan Trust
4.951% due 09/20/2046 •		1,987	1,916
5.225% due 09/25/2046 ^•		6,470	5,854
5.245% due 05/25/2036 •		687	570
5.845% due 08/25/2035 ^•		2,598	1,401
6.000% due 03/25/2035		9,056	7,296
6.000% due 02/25/2037 ^		5,559	2,983
6.000% due 08/25/2037 ^		4,959	3,116
Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/25/2034 ~		383	342
3.798% due 02/20/2035 ~		96	94
5.910% due 02/20/2036 ^•		65	53
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	6,488
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.145% due 03/25/2037 ^•		2,483	2,285
5.345% due 02/25/2035 •		105	100

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

DOLP Trust 2.956% due 05/10/2041		20,100	16,071
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		468	449
Eurosail PLC
4.421% due 03/13/2045 •	GBP	502	611
4.431% due 03/13/2045 •		578	709
First Horizon Alternative Mortgage Securities Trust 4.033% due 08/25/2035 ^~		$874	739
First Horizon Mortgage Pass-Through Trust 3.978% due 10/25/2035 ^~		613	569
Ginnie Mae
5.359% due 01/20/2073 •		8,753	8,712
5.439% due 02/20/2073 •		9,820	9,821
5.459% due 01/20/2073 •		7,734	7,743
Great Hall Mortgages PLC 5.093% due 06/18/2039 •		1,033	1,020
GreenPoint Mortgage Funding Trust 5.205% due 09/25/2046 •		110	95
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,700	9,788
GS Mortgage Securities Trust
3.120% due 05/10/2050		4,847	4,730
3.602% due 10/10/2049 ~		3,037	2,455
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		12,825	10,440
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		14,659	11,934
GSR Mortgage Loan Trust
3.709% due 11/25/2035 ~		121	107
4.052% due 09/25/2035 ~		513	474
HarborView Mortgage Loan Trust
3.305% due 07/19/2035 ^~		564	408
3.796% due 12/19/2035 ^~		1,488	797
5.201% due 05/19/2035 •		133	118
6.261% due 10/19/2035 ~		1,486	979
Hilton USA Trust 2.828% due 11/05/2035		14,400	13,574
IndyMac INDX Mortgage Loan Trust
3.152% due 06/25/2036 ~		4,478	2,867
5.185% due 01/25/2037 ^•		1,303	1,068
JP Morgan Chase Commercial Mortgage Securities Trust 3.916% due 06/10/2042 ~		13,200	11,624
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		14,822	13,133
3.595% due 10/25/2036 ^~		1,284	951
3.759% due 12/26/2037 ~		6,000	5,036
3.827% due 06/25/2035 ~		35	33
3.848% due 08/25/2034 ~		608	573
5.750% due 01/25/2036 ^		315	159
JP Morgan Resecuritization Trust 3.965% due 05/26/2036 ~		9,410	6,732
Landmark Mortgage Securities PLC 4.267% due 04/17/2044 •	GBP	12,553	14,812
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	13,880
MASTR Adjustable Rate Mortgages Trust
3.878% due 01/25/2047 ^•		349	342
3.982% due 08/25/2034 ~		1,730	1,084
Merrill Lynch Mortgage Investors Trust 3.466% due 04/25/2035 ~		894	773
MFA Trust 1.479% due 03/25/2065 ~		3,523	3,221
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		881	859
3.557% due 12/15/2047		3,601	3,503
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	15,410
Morgan Stanley Mortgage Loan Trust 3.703% due 07/25/2035 ^~		1,282	1,049
MortgageIT Mortgage Loan Trust 5.465% due 12/25/2035 •		699	651
New Residential Mortgage Loan Trust 3.000% due 03/25/2052 ~		13,900	11,803
Nomura Resecuritization Trust 4.674% due 11/26/2036 •		11,933	8,082
OBX Trust 3.000% due 01/25/2052 ~		14,596	12,394
One New York Plaza Trust 5.634% due 01/15/2036 •		17,300	16,603
Prime Mortgage Trust
5.245% due 02/25/2034 •		23	22
5.345% due 02/25/2035 •		619	608
Residential Accredit Loans, Inc. Trust
4.650% due 12/25/2035 ^~		222	176
5.045% due 05/25/2037 •		4,360	3,710

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

6.000% due 09/25/2036		463	352
6.500% due 09/25/2036 ^		3,719	1,804
Residential Asset Securitization Trust 5.295% due 10/25/2035 ~		910	553
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,180	902
Ripon Mortgages PLC 4.815% due 08/28/2056 •	GBP	18,108	22,120
SFO Commercial Mortgage Trust 5.834% due 05/15/2038 ~		$13,680	12,289
Stratton Mortgage Funding PLC 4.793% due 07/20/2060 •	GBP	16,467	20,266
Structured Adjustable Rate Mortgage Loan Trust
3.845% due 01/25/2035 ~		$389	383
4.220% due 11/25/2035 ~		4,479	3,134
5.245% due 04/25/2047 •		784	666
Structured Asset Mortgage Investments Trust
5.261% due 07/19/2035 •		567	503
5.421% due 09/19/2032 •		5	5
SunTrust Adjustable Rate Mortgage Loan Trust 4.034% due 02/25/2037 ^~		586	505
Tharaldson Hotel Portfolio Trust 5.760% due 11/11/2034 •		7,939	7,792
Thornburg Mortgage Securities Trust
6.357% due 06/25/2047 ^•		4,405	3,599
6.407% due 03/25/2037 ^~		595	482
Towd Point Mortgage Funding
5.037% due 10/20/2051 •	GBP	14,766	18,229
5.243% due 07/20/2045~		36,005	44,015
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$18,975	17,757
Trinity Square PLC 4.713% due 07/15/2059 •	GBP	12,247	15,053
UWM Mortgage Trust 2.500% due 12/25/2051 ~		$14,230	11,584
Wachovia Mortgage Loan Trust LLC 3.937% due 05/20/2036 ^~		216	204
WaMu Mortgage Pass-Through Certificates Trust
3.348% due 05/25/2037 ^~		2,136	1,641
3.404% due 12/25/2036 ^~		4,182	3,527
3.598% due 12/25/2036 ^~		151	127
3.884% due 07/25/2037 ^~		2,243	2,023
4.208% due 01/25/2046 •		384	347
5.345% due 02/25/2045 •		4,825	4,416
5.425% due 10/25/2045 •		101	93
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	1,934
5.124% due 12/21/2049 •		11,069	13,512
5.824% due 12/21/2049 •		2,259	2,743
6.324% due 12/21/2049 •		1,179	1,424
6.824% due 12/21/2049 •		674	812
7.324% due 12/21/2049 •		674	798
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	5,187

Total Non-Agency Mortgage-Backed Securities (Cost $649,165)			584,638

ASSET-BACKED SECURITIES 17.5%
Accredited Mortgage Loan Trust 5.105% due 09/25/2036 •		1,759	1,726
ACE Securities Corp. Home Equity Loan Trust
4.965% due 12/25/2036 •		1,998	1,070
5.065% due 08/25/2036 ^•		9,824	2,609
5.145% due 07/25/2036 •		4,821	1,410
ACREC Ltd. 5.859% due 10/16/2036 •		17,300	16,526
American Money Management Corp. CLO Ltd. 5.838% due 07/25/2029 •		2,143	2,134
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.550% due 11/25/2035 •		2,807	2,750
5.955% due 03/25/2035 •		9,960	9,682
Apex Credit CLO Ltd. 5.953% due 09/20/2029 •		11,935	11,825
Apidos CLO 5.722% due 07/17/2030 •		18,000	17,787
Aqueduct European CLO DAC 2.982% due 07/20/2030 •	EUR	12,003	12,766
Arbor Realty Commercial Real Estate Notes Ltd. 6.008% due 01/15/2037 •		$15,100	14,897
AREIT Trust
5.809% due 01/16/2037 •		14,050	13,635
6.985% due 06/17/2039 •		13,500	13,487
Ares CLO Ltd. 5.662% due 01/15/2029 •		12,992	12,875
Argent Securities Trust
5.145% due 07/25/2036 •		16,062	4,329

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.225% due 03/25/2036 •		5,218	2,745
Bear Stearns Asset-Backed Securities Trust
5.145% due 11/25/2036 ~		3,782	3,620
5.165% due 08/25/2036 •		510	486
5.970% due 02/25/2035 •		2,615	2,597
Benefit Street Partners CLO Ltd. 5.872% due 07/15/2032 ~		13,300	13,090
Catamaran CLO Ltd. 5.915% due 04/22/2030 •		20,880	20,653
CIFC Funding Ltd. 5.928% due 04/25/2033 •		9,500	9,336
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		2,709	1,432
Countrywide Asset-Backed Certificates 5.595% due 05/25/2034 •		249	245
Countrywide Asset-Backed Certificates Trust
4.334% due 10/25/2046 þ		8,104	6,514
4.985% due 06/25/2047 ^•		6,013	5,320
5.075% due 05/25/2037 •		6,247	5,808
5.445% due 06/25/2036 •		1,525	1,509
5.645% due 08/25/2047 •		152	151
5.745% due 09/25/2036 •		1,701	1,526
Credit-Based Asset Servicing & Securitization Trust 4.965% due 11/25/2036 •		289	134
Dell Equipment Finance Trust 2.110% due 08/23/2027		3,944	3,907
Dryden CLO Ltd. 5.842% due 07/15/2031 •		12,900	12,741
Dryden Senior Loan Fund 5.692% due 04/15/2029 •		7,285	7,208
EMC Mortgage Loan Trust 5.585% due 05/25/2040 •		69	66
Fremont Home Loan Trust
4.905% due 01/25/2037 ~		59	28
5.460% due 11/25/2035 •		9,900	8,465
FS Rialto Issuer LLC 6.459% due 01/19/2039 •		14,200	13,935
Galaxy CLO Ltd. 5.892% due 05/16/2031 •		500	494
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		9,119	9,023
GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		6,072	2,410
6.500% due 10/25/2037		9,241	4,841
GSAMP Trust 5.025% due 06/25/2036 •		2,954	1,568
HERA Commercial Mortgage Ltd. 5.811% due 02/18/2038 •		13,842	13,455
Home Equity Loan Trust 5.075% due 04/25/2037 ~		7,192	6,923
Invesco Euro CLO DAC 2.938% due 07/15/2031 •	EUR	3,600	3,805
JP Morgan Mortgage Acquisition Corp.
3.204% due 10/25/2035 ^•		$3,036	2,949
5.430% due 05/25/2035 •		1,838	1,792
JP Morgan Mortgage Acquisition Trust
5.065% due 08/25/2036 •		2,040	1,474
5.105% due 03/25/2037 •		773	746
5.325% due 08/25/2036 •		1,051	767
KREF Ltd. 6.206% due 02/17/2039 •		15,000	14,702
LCM Ltd. 5.739% due 07/20/2030 •		14,327	14,115
Lehman XS Trust 4.713% due 06/25/2036 •		422	424
Long Beach Mortgage Loan Trust 5.165% due 05/25/2036 •		34,769	10,765
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034		6,900	7,049
Lument Finance Trust, Inc. 5.854% due 06/15/2039 •		17,000	16,569
Madison Park Funding Ltd. 5.645% due 04/22/2027 •		9,429	9,384
Magnetite Ltd. 5.744% due 11/15/2028 •		14,600	14,465
Man GLG Euro CLO DAC 3.647% due 12/15/2031 •	EUR	13,792	14,598
Marathon CLO Ltd. 5.942% due 04/15/2029 •		$8,507	8,487
MASTR Asset-Backed Securities Trust
5.325% due 03/25/2036 •		3,732	2,594
5.425% due 12/25/2035 ~		562	559
Merrill Lynch Mortgage Investors Trust
3.955% due 03/25/2037 þ		4,164	970
5.065% due 07/25/2037 •		2,526	1,132
5.325% due 08/25/2037 ~		2,291	1,207

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

MF1 LLC 7.391% due 09/17/2037 •	12,800	12,694
MF1 Ltd.
5.809% due 07/16/2036 •	17,000	16,630
5.841% due 10/16/2036 •	17,000	16,477
5.910% due 02/19/2037 •	15,000	14,608
6.474% due 11/15/2035 •	10,984	10,916
MF1 Multifamily Housing Mortgage Loan Trust 5.624% due 07/15/2036 •	2,353	2,304
Morgan Stanley ABS Capital, Inc. Trust
5.025% due 05/25/2037 •	7,562	6,643
5.145% due 06/25/2036 •	3,929	2,023
5.145% due 07/25/2036 •	6,074	2,390
5.345% due 08/25/2036~	10,753	5,652
New Century Home Equity Loan Trust 5.730% due 05/25/2034~	9,951	9,507
Newcastle Mortgage Securities Trust 5.565% due 03/25/2036 •	6,757	6,290
NovaStar Mortgage Funding Trust 5.325% due 11/25/2036 •	2,474	844
Option One Mortgage Loan Trust
4.985% due 03/25/2037 •	4,267	3,814
5.065% due 05/25/2037 ~	8,177	4,841
Option One Mortgage Loan Trust Asset-Backed Certificates 5.535% due 11/25/2035 •	9,271	8,686
Ownit Mortgage Loan Trust
4.917% due 05/25/2037 •	19,509	14,555
5.065% due 09/25/2037 •	2,030	986
5.325% due 09/25/2037 •	9,982	4,860
OZLM Ltd. 5.902% due 05/16/2030 •	14,796	14,692
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.970% due 03/25/2035 ~	3,070	2,955
Ready Capital Mortgage Financing LLC
6.218% due 01/25/2037 •	14,500	14,225
7.166% due 10/25/2039 •	12,300	12,220
7.358% due 10/25/2039 •	11,983	12,031
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	12,617	4,063
Residential Asset Mortgage Products Trust 5.865% due 04/25/2035 •	2,011	1,997
Residential Asset Securities Corp. Trust
5.277% due 12/25/2035 •	2,428	2,134
5.445% due 02/25/2036 •	2,988	2,917
Saxon Asset Securities Trust 5.185% due 10/25/2046 •	5,213	5,072
Securitized Asset-Backed Receivables LLC Trust 4.975% due 05/25/2037 ^•	721	538
SG Mortgage Securities Trust 5.385% due 02/25/2036 •	2,066	1,196
Sound Point CLO Ltd.
5.788% due 10/20/2030 •	15,100	14,879
5.798% due 07/25/2030 ~	15,971	15,758
5.805% due 01/23/2029 •	2,199	2,196
5.858% due 10/20/2028 •	6,058	6,042
6.018% due 07/20/2032 •	12,600	12,365
Soundview Home Loan Trust
4.955% due 02/25/2037 •	7,808	2,224
5.745% due 10/25/2037 •	13,393	10,467
Specialty Underwriting & Residential Finance Trust 5.145% due 11/25/2037 ~	12,279	7,032
Starwood Commercial Mortgage Trust 5.854% due 07/15/2038 ~	9,424	9,337
Structured Asset Securities Corp. Mortgage Loan Trust 5.295% due 05/25/2037 •	3,777	3,609
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	6,900	7,095
THL Credit Wind River CLO Ltd. 5.872% due 04/15/2031 •	4,000	3,920
Thompson Park CLO Ltd. 5.792% due 04/15/2034 •	10,000	9,763
Venture CLO Ltd.
5.852% due 07/15/2031 •	5,800	5,730
5.858% due 07/20/2030 •	16,822	16,633
Vibrant CLO Ltd.
5.848% due 09/15/2030 •	15,470	15,235
5.928% due 07/20/2032 •	17,000	16,668
Wachovia Mortgage Loan Trust LLC 5.535% due 10/25/2035 ~	5,331	4,686
WaMu Asset-Backed Certificates WaMu Trust
4.995% due 01/25/2037 ~	2,638	1,197

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

5.095% due 04/25/2037 •		5,072	1,950

Total Asset-Backed Securities (Cost $860,586)			813,837

SOVEREIGN ISSUES 2.5%
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	12,311
Israel Government International Bond 2.750% due 07/03/2030		$17,900	16,216
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	5,539
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,166
Peru Government International Bond
6.350% due 08/12/2028	PEN	59,200	15,360
8.200% due 08/12/2026		35,600	9,912
Poland Government International Bond 5.500% due 04/04/2053 (b)		$4,300	4,364
Provincia de Buenos Aires 73.663% due 04/12/2025	ARS	35,575	76
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	12,882
Saudi Government International Bond 4.750% due 01/18/2028		$9,700	9,827
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	516,400	30,884

Total Sovereign Issues (Cost $139,766)			118,537

		SHARES
PREFERRED SECURITIES 0.4%
FINANCIALS 0.4%
Discover Financial Services 6.125% due 06/23/2025 •(g)		5,500,000	5,113
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	5,692
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		6,700,000	5,920

Total Preferred Securities (Cost $18,800)			16,725

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.4%
COMMERCIAL PAPER 1.3%
Amcor Flexibles North America, Inc.
4.980% due 04/06/2023		$4,800	4,796
5.000% due 04/10/2023		6,750	6,740
5.000% due 04/11/2023		3,100	3,095
Constellation Brands, Inc. 5.260% due 04/04/2023		12,100	12,092
Dominion Energy, Inc. 5.800% due 04/24/2023		8,950	8,919
Enbridge (US), Inc. 4.980% due 04/05/2023		1,400	1,399
Transcanada Pipelines Ltd. 4.980% due 04/06/2023		11,900	11,890
Walgreens Boots 5.180% due 04/03/2023		9,600	9,596

			58,527

REPURCHASE AGREEMENTS (j) 8.0%			371,213

ISRAEL TREASURY BILLS 0.1%
0.889% due 05/03/2023 (d)(e)	ILS	22,910	6,348

U.S. TREASURY BILLS 0.0%
4.615% due 04/06/2023 (d)(e)		$334	334

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $436,739)		436,422

Total Investments in Securities (Cost $6,455,640)		5,965,224

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short Asset Portfolio	14,962,248	143,607
PIMCO Short-Term Floating NAV Portfolio III	5,428	53

Total Short-Term Instruments (Cost $149,350)		143,660

Total Investments in Affiliates (Cost $149,350)		143,660

Total Investments 131.4% (Cost $6,604,990)		$6,108,884
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $7,040)		(14,352)
Other Assets and Liabilities, net (31.1)%		(1,447,083)

Net Assets 100.0%		$4,647,449

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.572%	06/03/2031	5/26/2020	$3,905	$3,297	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.820%	04/03/2023	04/04/2023	$169,100	U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	$(172,461)	$169,100	$169,100
4.890	03/31/2023	04/03/2023	162,300	U.S. Treasury Inflation Protected Securities 0.625% due 02/15/2043	(167,178)	162,300	162,366
FICC	2.200	03/31/2023	04/03/2023	15,713	U.S. Treasury Notes 2.250% due 11/15/2025	(16,027)	15,713	15,714
RCY	4.920	03/31/2023	04/03/2023	24,100	U.S. Treasury Notes 0.625% due 05/15/2030	(24,707)	24,100	24,110

Total Repurchase Agreements	$(380,373)	$371,213	$371,290

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2053	$103,400	$(85,043)	$(85,573)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2053	62,700	(53,854)	(54,105)
Uniform Mortgage-Backed Security, TBA	3.000	04/01/2053	11,641	(10,202)	(10,446)

Total Short Sales (3.2)%	$(149,099)	$(150,124)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(936) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures	$108.500	04/21/2023	53	$53	$(18)	$(12)
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures	111.500	04/21/2023	53	53	(22)	(13)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	110.500	04/21/2023	54	54	(19)	(2)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.000	04/21/2023	173	173	(93)	(17)
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	109	109	(44)	(15)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	116.500	04/21/2023	54	54	(36)	(25)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	109	109	(70)	(23)
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	173	173	(158)	(24)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	90	225	(84)	(256)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	90	225	(73)	(30)
Put - CME 90-Day Eurodollar December 2023 Futures	96.500	12/18/2023	1,314	3,285	(1,366)	(4,396)

Total Written Options	$(1,983)	$(4,813)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2023	116	$27,678	$(308)	$6	$0
Euro-Bobl June Futures	06/2023	191	24,418	554	62	(100)
U.S. Treasury 2-Year Note June Futures	06/2023	159	32,826	363	22	0
U.S. Treasury 5-Year Note June Futures	06/2023	642	70,304	1,383	146	0
U.S. Treasury 10-Year Note June Futures	06/2023	677	77,802	2,119	233	0
U.S. Treasury Long-Term Bond June Futures	06/2023	336	44,069	1,689	336	0

$5,800	$805	$(100)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP June Futures	06/2023	108	$(13,510)	$(485)	$74	$(93)
Euro-Bund June Futures	06/2023	967	(142,457)	(4,413)	681	(650)
Euro-Buxl 30-Year Bond June Futures	06/2023	69	(10,541)	(668)	51	(82)
Euro-Oat June Futures	06/2023	496	(70,052)	(2,075)	328	(355)
Japan Government 10-Year Bond June Futures	06/2023	210	(234,270)	(4,297)	791	0
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	472	(57,178)	(2,025)	0	(258)

$(13,963)	$1,925	$(1,438)

Total Futures Contracts	$(8,163)	$2,730	$(1,538)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.655%	$2,400	$(61)	$80	$19	$1	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.909	EUR	4,600	6	(1)	5	2	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.905	$4,400	(195)	215	20	8	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	1.445	7,500	273	57	330	4	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.267	6,100	(428)	462	34	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.358	5,400	(66)	110	44	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.430	5,000	(78)	127	49	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.599	5,300	36	30	66	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.669	600	7	0	7	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	1.147	EUR	14,400	25	(46)	(21)	8	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.475		1,300	(199)	185	(14)	1	0

							$(680)	$1,219	$539	$25	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$10,494	$(759)	$443	$(316)	$0	$(42)
CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		20,097	(1,917)	1,267	(650)	0	(93)
CDX.HY-38 5-Year Index		(5.000)	Quarterly	06/20/2027		59,202	(188)	(1,300)	(1,488)	0	(309)

							$(2,864)	$410	$(2,454)	$0	$(444)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027		$10,500	$69	$57	$126	$11	$0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		53,900	376	262	638	58	0

							$445	$319	$764	$69	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	19,800	$163	$(350)	$(187)	$83	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	9,960,000	465	(407)	58	0	(73)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	4	20	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	56	56	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	4	105	109	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	25	35	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		8,328,000	2,328	2,591	4,919	0	(106)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		343,000	0	114	114	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		4,270,000	74	1,609	1,683	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		$34,000	(108)	(2,652)	(2,760)	77	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		108,600	(413)	(6,140)	(6,553)	260	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		9,900	(21)	208	187	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		8,700	(55)	(98)	(153)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		9,300	(58)	(77)	(135)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		9,700	(34)	155	121	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		8,000	(28)	63	35	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		3,700	(10)	70	60	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		18,800	(70)	(2,105)	(2,175)	83	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		17,000	(80)	(1,823)	(1,903)	75	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/18/2032		40,000	(233)	(4,483)	(4,716)	179	0
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		12,600	(82)	(1,267)	(1,349)	57	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		27,700	4,097	(556)	3,541	0	(128)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		4,500	(19)	92	73	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		7,200	(29)	166	137	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		2,500	(11)	46	35	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		5,400	(23)	115	92	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		5,400	(21)	122	101	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		10,500	(37)	258	221	55	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		53,700	0	(361)	(361)	0	(125)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		78,400	15,681	3,176	18,857	0	(793)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		2,800	(25)	96	71	35	0
Receive	1-Year BRL-CDI	7.900	Maturity	01/02/2024	BRL	11,200	128	45	173	1	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/02/2024		67,300	0	255	255	3	0
Receive	1-Year BRL-CDI	11.910	Maturity	01/02/2024		67,000	0	252	252	3	0
Receive	1-Year BRL-CDI	11.920	Maturity	01/02/2024		44,800	0	167	167	2	0
Receive	1-Year BRL-CDI	12.015	Maturity	01/02/2024		113,000	0	391	391	6	0
Receive	1-Year BRL-CDI	12.020	Maturity	01/02/2024		112,200	0	386	386	6	0
Receive	1-Year BRL-CDI	12.030	Maturity	01/02/2024		264,500	0	902	902	13	0
Receive	1-Year BRL-CDI	12.765	Maturity	01/02/2024		179,170	0	212	212	9	0
Receive	1-Year BRL-CDI	12.835	Maturity	01/02/2024		274,800	0	282	282	13	0
Pay	1-Year BRL-CDI	12.005	Maturity	01/02/2025		201,270	0	(301)	(301)	0	(33)
Pay	1-Year BRL-CDI	12.070	Maturity	01/02/2025		307,100	0	(477)	(477)	0	(51)
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		29,500	0	(372)	(372)	2	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		121,200	0	(1,460)	(1,460)	6	0
Pay	1-Year BRL-CDI	10.990	Maturity	01/04/2027		46,100	(16)	(320)	(336)	2	0
Receive	1-Year BRL-CDI	12.351	Maturity	01/04/2027		58,600	0	(98)	(98)	0	(2)
Receive	1-Year BRL-CDI	12.417	Maturity	01/04/2027		146,700	0	(289)	(289)	0	(4)
Pay	1-Year BRL-CDI	12.980	Maturity	01/04/2027		80,100	0	341	341	2	0
Pay	1-Year BRL-CDI	12.990	Maturity	01/04/2027		40,100	0	173	173	1	0
Pay	1-Year BRL-CDI	13.024	Maturity	01/04/2027		40,100	0	179	179	1	0
Pay(6)	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	134,600	(473)	(592)	(1,065)	0	(44)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		49,600	(636)	16	(620)	0	(116)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	2	5	0	(10)
Pay(6)	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	313,800	(567)	(6,184)	(6,751)	0	(491)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		6,000	(21)	(237)	(258)	0	(11)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,000	(174)	(3,150)	(3,324)	0	(91)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(2,290)	(2,391)	0	(84)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	(436)	(951)	0	(34)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		8,700	(194)	(158)	(352)	1	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		116,400	(819)	1,346	527	52	0

							$18,096	$(22,663)	$(4,567)	$1,339	$(2,243)

Total Swap Agreements							$14,997	$(20,715)	$(5,718)	$1,433	$(2,688)

(l)

Securities with an aggregate market value of $32,072 and cash of $47,809 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2023	AUD	18,000		$11,969	$0	$(63)
	05/2023		$11,981	AUD	18,000	63	0
BOA	04/2023	CNH	538		$80	1	0
	04/2023	DKK	47,128		6,720	0	(140)
	04/2023	NZD	2,853		1,772	0	(12)
	04/2023	PEN	18,490		4,904	0	(8)
	04/2023		$225	CAD	305	0	0
	04/2023		11,923	DKK	82,740	121	0
	05/2023	CAD	305		$225	0	0
	05/2023	GBP	110,619		135,154	0	(1,423)
	05/2023	PEN	78,568		20,486	0	(343)
	05/2023		$1,510	EUR	1,415	29	0
	05/2023		4,895	PEN	18,490	9	0
BPS	04/2023	DKK	35		$5	0	0
	04/2023	KRW	29,836		23	0	0
	04/2023	NZD	1,212		743	0	(15)
	04/2023		$1,102	AUD	1,627	0	(14)
	04/2023		1,032	DKK	7,103	2	0
	04/2023		1,315	NZD	2,126	14	0
	04/2023	ZAR	91,754		$5,044	0	(103)
	05/2023	DKK	7,090		1,032	0	(2)
	05/2023	EUR	70,112		75,256	0	(960)
	05/2023		$2,258	AUD	3,378	2	0
	05/2023		1,538	EUR	1,421	7	0
	05/2023		1,655	GBP	1,372	39	0
	05/2023		19,601	JPY	2,567,152	0	(149)
	06/2023	IDR	1,335,641		$87	0	(3)
	06/2023	TWD	408,154		13,380	0	(94)
	06/2023		$10,743	CLP	8,851,691	295	0
	06/2023		3,426	IDR	51,363,083	6	0
	06/2023		23	KRW	29,706	0	0
BRC	05/2023	DKK	3,833		$561	2	0
	05/2023	GBP	62,863		75,962	0	(1,653)
	05/2023	ZAR	128,300		6,954	0	(225)
CBK	04/2023	BRL	78,206		15,107	0	(323)
	04/2023	DKK	51,457		7,314	0	(177)
	04/2023	INR	4,394		53	0	0
	04/2023		$15,172	BRL	78,206	258	0
	04/2023		719	DKK	4,932	0	(1)
	05/2023	CLP	8,855,723		$10,980	0	(97)
	05/2023	DKK	4,923		719	1	0
	05/2023	EUR	7,099		7,616	0	(101)
	05/2023	GBP	6,184		7,603	0	(32)
	05/2023	ILS	22,715		6,710	388	0
	05/2023	JPY	681,100		5,138	0	(23)
	05/2023		$1,901	EUR	1,781	35	0
	05/2023		5,289	ZAR	96,839	130	0
	05/2023	ZAR	21,846		$1,187	0	(35)
	06/2023	PEN	27,553		7,072	0	(213)
	06/2023	TWD	239		8	0	0
	06/2023		$1,772	IDR	26,566,727	4	0
	06/2023		844	MXN	15,797	19	0
	07/2023	PEN	19,238		$4,739	0	(343)
	08/2023		$763	PEN	2,981	23	0
DUB	04/2023	AUD	9,404		$6,254	0	(33)
	04/2023		$15,228	AUD	22,600	0	(122)
	04/2023		4,864	PEN	18,490	48	0
	04/2023		4,267	ZAR	78,163	118	0
	04/2023	ZAR	27,074		$1,484	0	(35)
	05/2023		$6,260	AUD	9,404	32	0
	05/2023		7,477	ZAR	137,641	227	0
	05/2023	ZAR	168,027		$9,008	0	(394)
GLM	04/2023		$24,443	THB	800,728	0	(994)
	05/2023		965	PEN	3,907	71	0
	05/2023	ZAR	169,320		$9,957	532	(53)
	06/2023	TWD	301,911		9,903	0	(62)
JPM	05/2023	ZAR	114,347		6,144	0	(253)
MBC	05/2023	CNH	77,453		11,541	240	0
	05/2023	JPY	870,200		6,537	0	(57)
	05/2023		$10,082	GBP	8,211	56	0
	05/2023		3,681	JPY	484,000	0	(13)
MYI	04/2023	AUD	9,394		$6,270	0	(10)
	04/2023		$9,305	AUD	13,841	0	(53)
	04/2023		49	KRW	61,188	0	(2)
	05/2023		6,276	AUD	9,394	9	0
	05/2023		6,654	ZAR	122,523	203	0
	05/2023	ZAR	176,006		$9,611	0	(238)
RBC	04/2023		$193	CAD	261	1	0
	05/2023	CAD	261		$193	0	(1)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

05/2023	MXN	10,880	575	0	(24)
06/2023	$3	MXN	63	0	0
07/2023	MXN	65	$3	0	0
SCX	04/2023	INR	10,757	131	0	0
04/2023	$96	KRW	118,366	0	(5)
04/2023	ZAR	78,372	$4,260	0	(138)
05/2023	EUR	1,741	1,849	0	(43)
06/2023	TWD	20,004	656	0	(4)
06/2023	$409	IDR	6,203,212	6	0
TOR	04/2023	AUD	12,101	$8,041	0	(48)
04/2023	CAD	1,655	1,220	0	(5)
04/2023	$1,334	NZD	2,156	14	0
04/2023	6,516	ZAR	119,036	164	0
05/2023	NZD	2,156	$1,334	0	(14)
05/2023	$8,049	AUD	12,101	48	0
05/2023	11,768	JPY	1,537,739	0	(116)
UAG	04/2023	AUD	10,591	$7,057	0	(23)
04/2023	$16,842	AUD	24,800	0	(265)
04/2023	800	CAD	1,088	5	0
05/2023	CAD	1,088	$800	0	(5)
05/2023	$7,064	AUD	10,591	22	0
05/2023	10,856	CNH	75,231	121	0
06/2023	18,593	IDR	286,132,725	517	0
09/2023	ZAR	102,636	$5,854	171	0

Total Forward Foreign Currency Contracts	$4,053	$(9,562)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	145,800	$1,167	$971
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	03/04/2024	11,900	285	139
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	137,500	1,031	915
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	09/06/2023	15,500	155	43
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	137,400	1,044	915

$3,682	$2,983

Total Purchased Options	$3,682	$2,983

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	145,800	$(729)	$(557)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	145,800	(437)	(275)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2023	31,900	(99)	(32)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(189)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100	03/04/2024	99,200	(286)	(86)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	04/28/2023	5,900	(28)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	5,900	(28)	(16)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800	04/14/2023	2,700	(26)	(14)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300	04/14/2023	2,700	(26)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	6,200	(48)	(25)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	6,200	(48)	(57)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	137,500	(646)	(537)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	137,500	(385)	(274)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.766	09/06/2023	127,500	(153)	(33)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	7,500	(51)	(13)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	7,500	(52)	(85)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	54,600	(171)	(62)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	54,600	(171)	(290)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	24,500	(185)	(91)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	24,500	(185)	(237)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	10,600	(58)	(47)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	10,600	(58)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	04/28/2023	2,700	(13)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	2,700	(13)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	05/04/2023	7,900	(41)	(48)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	05/04/2023	7,900	(41)	(35)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.067	06/09/2023	10,600	(124)	(17)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.140	06/09/2023	10,600	(146)	(125)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	4,700	(26)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	4,700	(26)	(1)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	137,400	(659)	(537)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	137,400	(385)	(273)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,000	(51)	(14)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,000	(51)	(94)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	6,200	(48)	(24)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	6,200	(48)	(57)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	6,200	(47)	(25)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	6,200	(47)	(56)

$(5,735)	$(4,309)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2053	$102.641	04/06/2023	16,600	$(22)	$(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2053	101.875	04/06/2023	16,600	(44)	0

$(66)	$(1)

Total Written Options	$(5,801)	$(4,310)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.168%	$14,400	$(708)	$148	$0	$(560)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	2,500	(120)	(5)	0	(125)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	500	(45)	12	0	(33)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.165	4,900	(225)	35	0	(190)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.165	3,000	(148)	31	0	(117)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	700	(25)	(10)	0	(35)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.168	3,500	(169)	33	0	(136)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.168	5,200	(236)	34	0	(202)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	3,600	(135)	(46)	0	(181)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	1,600	(143)	37	0	(106)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.974	15,900	(680)	691	11	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.566	4,800	(108)	65	0	(43)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.348	500	(19)	(6)	0	(25)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.828	100	(5)	5	0	0
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.168	23,100	(1,089)	191	0	(898)

							$(3,855)	$1,215	$11	$(2,651)

Total Swap Agreements							$(3,855)	$1,215	$11	$(2,651)

(n)

Securities with an aggregate market value of $11,779 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$8,854		$8,854
Corporate Bonds & Notes
Banking & Finance				0		791,043	0		791,043
Industrials				0		464,284	0		464,284
Utilities				0		150,925	0		150,925
Municipal Bonds & Notes
California				0		5,780	0		5,780
Florida				0		2,677	0		2,677
Illinois				0		6,098	0		6,098
New York				0		6,111	0		6,111
Ohio				0		4,947	0		4,947
Texas				0		2,089	0		2,089
West Virginia				0		5,960	0		5,960
U.S. Government Agencies				0		1,863,220	0		1,863,220
U.S. Treasury Obligations				0		683,077	0		683,077
Non-Agency Mortgage-Backed Securities				0		584,638	0		584,638
Asset-Backed Securities				0		813,837	0		813,837
Sovereign Issues				0		118,537	0		118,537
Preferred Securities
Financials				0		16,725	0		16,725
U.S. Government Agencies				0		0	0		0
Short-Term Instruments
Commercial Paper				0		58,527	0		58,527
Repurchase Agreements				0		371,213	0		371,213
Israel Treasury Bills				0		6,348	0		6,348
U.S. Treasury Bills				0		334	0		334

				$0		$5,956,370	$8,854		$5,965,224
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$143,660		$0	$0		$143,660

Total Investments				$143,660		$5,956,370	$8,854		$6,108,884

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(150,124)	$0		$(150,124)

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2023 (Unaudited)

Exchange-traded or centrally cleared	1,987	2,176	0	4,163
Over the counter	0	7,047	0	7,047

	$1,987	$9,223	$0	$11,210
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,280)	(7,759)	0	(9,039)
Over the counter	0	(16,523)	0	(16,523)

	$(1,280)	$(24,282)	$0	$(25,562)

Total Financial Derivative Instruments	$707	$(15,059)	$0	$(14,352)

Totals	$144,367	$5,791,187	$8,854	$5,944,408

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices” section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$141,877	$1,555	$0	$0	$175	$143,607	$1,556	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$52	$1	$0	$0	$0	$53	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	THB	Thai Baht
CLP	Chilean Peso	INR	Indian Rupee	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
DKK	Danish Krone	KRW	South Korean Won	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"